Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 98.3%
Banks - 92.7%
Wells Fargo & Co.	2,254	$92,098
Citigroup, Inc.	2,236	91,967
JPMorgan Chase & Co.	634	91,943
Bank of America Corp.	3,245	88,848
PNC Financial Services Group, Inc.	661	81,151
U.S. Bancorp	2,329	76,997
Truist Financial Corp.	2,404	68,778
Bank of New York Mellon Corp.	1,472	62,781
M&T Bank Corp.	422	53,362
State Street Corp.	742	49,684
Fifth Third Bancorp	1,821	46,126
Regions Financial Corp.	2,587	44,496
Huntington Bancshares, Inc.	4,134	42,994
Northern Trust Corp.	579	40,229
Citizens Financial Group, Inc.	1,462	39,182
Toronto-Dominion Bank	602	36,276
NU Holdings Limited/Cayman Islands — Class A*	4,988	36,163
KeyCorp	3,309	35,605
East West Bancorp, Inc.	581	30,624
ICICI Bank Ltd. ADR	1,288	29,779
Webster Financial Corp.	729	29,386
HDFC Bank Ltd. ADR	463	27,322
Royal Bank of Canada	311	27,194
First Horizon Corp.	2,447	26,966
Commerce Bancshares, Inc.	560	26,869
Bank of Nova Scotia[1]	581	26,488
Cullen/Frost Bankers, Inc.	287	26,177
Zions Bancorp North America	745	25,993
Popular, Inc.	405	25,519
Comerica, Inc.	611	25,387
Pinnacle Financial Partners, Inc.	375	25,140
SouthState Corp.	372	25,058
Prosperity Bancshares, Inc.	454	24,779
Western Alliance Bancorporation	529	24,318
HSBC Holdings plc ADR[1]	614	24,228
Wintrust Financial Corp.	320	24,160
Columbia Banking System, Inc.	1,155	23,446
Old National Bancorp	1,566	22,770
First Citizens BancShares, Inc. — Class A	16	22,082
FNB Corp.	2,028	21,882
Bank OZK	590	21,871
Cadence Bank	1,023	21,708
Synovus Financial Corp.	777	21,601
Bank of Montreal	254	21,430
United Bankshares, Inc.	773	21,327
Valley National Bancorp	2,440	20,886
UBS Group AG*	835	20,583
First Financial Bankshares, Inc.	806	20,247
Canadian Imperial Bank of Commerce	514	19,845
United Community Banks, Inc.	763	19,388
Hancock Whitney Corp.	523	19,346
Texas Capital Bancshares, Inc.*	312	18,377
Associated Banc-Corp.	1,056	18,068
UMB Financial Corp.	291	18,057
Ameris Bancorp	461	17,698
First Hawaiian, Inc.	944	17,039
Cathay General Bancorp	490	17,032
Deutsche Bank AG	1,527	16,782
CVB Financial Corp.	989	16,388
First Interstate BancSystem, Inc. — Class A	650	16,211
Banco Bradesco S.A. ADR	5,606	15,977
Fulton Financial Corp.	1,263	15,295
Seacoast Banking Corporation of Florida	676	14,845
Independent Bank Corp.	257	12,616
PacWest Bancorp	1,391	11,003
Total Banks		2,097,867
Diversified Financial Services - 2.9%
Capital One Financial Corp.	683	66,285
Savings & Loans - 2.7%
New York Community Bancorp, Inc.	2,779	31,514
Pacific Premier Bancorp, Inc.	733	15,950
Washington Federal, Inc.	557	14,270
Total Savings & Loans		61,734
Total Common Stocks
(Cost $1,351,665)		2,225,886

PREFERRED STOCKS† - 1.1%
Financial - 1.1%
Itau Unibanco Holding S.A. ADR	4,784	25,690
Total Preferred Stocks
(Cost $21,114)		25,690

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$8,370	8,370
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	3,252	3,252
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	3,219	3,219
Total Repurchase Agreements
(Cost $14,841)		14,841

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	39,075	39,075
Total Securities Lending Collateral
(Cost $39,075)		39,075
Total Investments - 101.8%
(Cost $1,426,695)		$2,305,492
Other Assets & Liabilities, net - (1.8)%		(41,647)
Total Net Assets - 100.0%		$2,263,845

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,225,886	$—	$—	$2,225,886
Preferred Stocks	25,690	—	—	25,690
Repurchase Agreements	—	14,841	—	14,841
Securities Lending Collateral	39,075	—	—	39,075
Total Assets	$2,290,651	$14,841	$—	$2,305,492

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.9%
Chemicals - 39.9%
Linde plc	834	$310,540
Air Products and Chemicals, Inc.	654	185,344
Sherwin-Williams Co.	694	177,005
Ecolab, Inc.	881	149,241
Dow, Inc.	2,736	141,068
DuPont de Nemours, Inc.	1,756	130,980
PPG Industries, Inc.	991	128,632
LyondellBasell Industries N.V. — Class A	1,230	116,481
Nutrien Ltd.	1,697	104,807
Albemarle Corp.	596	101,344
CF Industries Holdings, Inc.	1,154	98,944
International Flavors & Fragrances, Inc.	1,440	98,165
Celanese Corp. — Class A	683	85,730
Mosaic Co.	2,280	81,168
RPM International, Inc.	847	80,304
Eastman Chemical Co.	921	70,659
FMC Corp.	1,008	67,506
Olin Corp.	1,194	59,676
Axalta Coating Systems Ltd.*	2,139	57,539
Westlake Corp.	393	48,995
Valvoline, Inc.	1,510	48,682
Element Solutions, Inc.	2,478	48,594
Huntsman Corp.	1,913	46,677
Ashland, Inc.	566	46,231
Chemours Co.	1,626	45,609
Livent Corp.*	2,190	40,318
Total Chemicals		2,570,239
Mining - 24.1%
Freeport-McMoRan, Inc.	4,541	169,334
Newmont Corp.	3,417	126,258
Barrick Gold Corp.	8,367	121,740
Rio Tinto plc ADR	1,652	105,133
BHP Group Ltd. ADR	1,758	99,995
Agnico Eagle Mines Ltd.	1,763	80,128
Wheaton Precious Metals Corp.	1,822	73,882
Pan American Silver Corp.	4,336	62,785
Royal Gold, Inc.	579	61,565
Franco-Nevada Corp.	447	59,670
Anglogold Ashanti plc	3,766	59,503
Southern Copper Corp.	790	59,479
Kinross Gold Corp.	12,864	58,660
Gold Fields Ltd. ADR[1]	5,263	57,156
Alcoa Corp.	1,927	55,999
Sibanye Stillwater Ltd. ADR[1]	8,800	54,296
Alamos Gold, Inc. — Class A	4,400	49,676
Lithium Americas Corp.*,1	2,628	44,702
First Majestic Silver Corp.	8,476	43,482
SSR Mining, Inc.	2,802	37,239
MP Materials Corp.*	1,945	37,150
Hecla Mining Co.	8,297	32,441
Total Mining		1,550,273
Iron & Steel - 13.0%
Vale S.A. ADR	12,307	164,914
Nucor Corp.	905	141,497
Steel Dynamics, Inc.	909	97,463
Reliance Steel & Aluminum Co.	339	88,896
Cleveland-Cliffs, Inc.*	4,471	69,882
ArcelorMittal S.A.	2,490	62,325
United States Steel Corp.	1,902	61,777
Commercial Metals Co.	1,103	54,499
ATI, Inc.*	1,270	52,260
Gerdau S.A. ADR	9,983	47,619
Total Iron & Steel		841,132
Packaging & Containers - 9.1%
Ball Corp.	1,852	92,193
Packaging Corporation of America	585	89,827
Amcor plc	8,652	79,252
Crown Holdings, Inc.	867	76,712
Westrock Co.	2,029	72,638
Berry Global Group, Inc.	1,031	63,829
Graphic Packaging Holding Co.	2,794	62,250
Sealed Air Corp.	1,575	51,755
Total Packaging & Containers		588,456
Building Materials - 5.2%
Vulcan Materials Co.	583	117,778
Martin Marietta Materials, Inc.	281	115,345
Eagle Materials, Inc.	333	55,451
Louisiana-Pacific Corp.	778	43,000
Total Building Materials		331,574
Coal - 2.8%
Teck Resources Ltd. — Class B	2,502	107,811
Alpha Metallurgical Resources, Inc.	143	37,142
Arch Resources, Inc.	194	33,108
Total Coal		178,061
Biotechnology - 2.3%
Corteva, Inc.	2,848	145,704
Household Products & Housewares - 1.4%
Avery Dennison Corp.	498	90,969
Forest Products & Paper - 1.3%
International Paper Co.	2,416	85,695
Housewares - 0.5%
Scotts Miracle-Gro Co. — Class A	676	34,936
Healthcare-Services - 0.3%
Ginkgo Bioworks Holdings, Inc.*,1	10,700	19,367
Total Common Stocks
(Cost $3,365,217)		6,436,406

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$30,038	30,038
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	11,669	11,669
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	11,553	11,553
Total Repurchase Agreements
(Cost $53,260)		53,260

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	$136,530	$136,530
Total Securities Lending Collateral
(Cost $136,530)		136,530
Total Investments - 102.8%
(Cost $3,555,007)		$6,626,196
Other Assets & Liabilities, net - (2.8)%		(182,364)
Total Net Assets - 100.0%		$6,443,832

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,436,406	$—	$—	$6,436,406
Repurchase Agreements	—	53,260	—	53,260
Securities Lending Collateral	136,530	—	—	136,530
Total Assets	$6,572,936	$53,260	$—	$6,626,196

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 74.6%
Amgen, Inc.	2,866	$770,266
Gilead Sciences, Inc.	7,781	583,108
Vertex Pharmaceuticals, Inc.*	1,491	518,480
Regeneron Pharmaceuticals, Inc.*	630	518,465
Corteva, Inc.	7,588	388,202
Biogen, Inc.*	1,489	382,688
Moderna, Inc.*	3,477	359,139
Seagen, Inc.*	1,659	351,957
Horizon Therapeutics plc*	2,802	324,163
Illumina, Inc.*	1,999	274,423
BioMarin Pharmaceutical, Inc.*	2,889	255,619
Alnylam Pharmaceuticals, Inc.*	1,419	251,305
Royalty Pharma plc — Class A	8,471	229,903
Sarepta Therapeutics, Inc.*	1,711	207,407
Incyte Corp.*	3,412	197,111
United Therapeutics Corp.*	762	172,113
Ionis Pharmaceuticals, Inc.*	3,691	167,424
Exelixis, Inc.*	7,481	163,460
Argenx SE ADR*	309	151,914
Halozyme Therapeutics, Inc.*	3,703	141,455
CRISPR Therapeutics AG*	3,023	137,214
BioNTech SE ADR*	1,238	134,496
ImmunoGen, Inc.*	7,987	126,754
Amicus Therapeutics, Inc.*	9,624	117,028
Insmed, Inc.*	4,629	116,882
Apellis Pharmaceuticals, Inc.*	3,064	116,554
Mirati Therapeutics, Inc.*	2,614	113,866
Guardant Health, Inc.*	3,425	101,517
Arrowhead Pharmaceuticals, Inc.*	3,632	97,592
Karuna Therapeutics, Inc.*	565	95,536
Intellia Therapeutics, Inc.*	3,004	94,986
Cytokinetics, Inc.*	3,199	94,242
Blueprint Medicines Corp.*	1,845	92,656
ACADIA Pharmaceuticals, Inc.*	4,310	89,820
Ultragenyx Pharmaceutical, Inc.*	2,480	88,412
Denali Therapeutics, Inc.*	4,082	84,212
Beam Therapeutics, Inc.*	3,336	80,231
BioCryst Pharmaceuticals, Inc.*	10,534	74,581
Prothena Corporation plc*	1,469	70,879
Twist Bioscience Corp.*	3,080	62,401
TG Therapeutics, Inc.*	6,986	58,403
Vir Biotechnology, Inc.*	6,099	57,148
PTC Therapeutics, Inc.*	2,522	56,518
Novavax, Inc.*,1	6,342	45,916
Total Biotechnology		8,616,446
Pharmaceuticals - 20.9%
AbbVie, Inc.	6,801	$1,013,757
AstraZeneca plc ADR	5,065	343,002
Viatris, Inc.	21,769	214,642
Neurocrine Biosciences, Inc.*	1,889	212,513
Jazz Pharmaceuticals plc*	1,341	173,579
Alkermes plc*	5,644	158,088
Vaxcyte, Inc.*	2,358	120,211
Ironwood Pharmaceuticals, Inc. — Class A*	8,023	77,261
Catalyst Pharmaceuticals, Inc.*	5,501	64,307
Madrigal Pharmaceuticals, Inc.*	245	35,780
Total Pharmaceuticals		2,413,140
Healthcare-Products - 2.9%
Exact Sciences Corp.*	3,070	209,435
Natera, Inc.*	2,816	124,608
Total Healthcare-Products		334,043
Healthcare-Services - 1.1%
Medpace Holdings, Inc.*	536	129,782
Total Common Stocks
(Cost $5,725,154)		11,493,411

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$45,011	45,011
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	17,485	17,485
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	17,312	17,312
Total Repurchase Agreements
(Cost $79,808)		79,808

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	35,123	35,123
Total Securities Lending Collateral
(Cost $35,123)		35,123
Total Investments - 100.5%
(Cost $5,840,085)		$11,608,342
Other Assets & Liabilities, net - (0.5)%		(58,388)
Total Net Assets - 100.0%		$11,549,954

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,493,411	$—	$—	$11,493,411
Repurchase Agreements	—	79,808	—	79,808
Securities Lending Collateral	35,123	—	—	35,123
Total Assets	$11,528,534	$79,808	$—	$11,608,342

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 32.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	224,553	$2,189,390
Guggenheim Strategy Fund II1	89,740	2,177,993
Total Mutual Funds
(Cost $4,473,985)		4,367,383

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 20.1%
Federal Home Loan Bank
5.25% due 10/06/23[2]	$1,100,000	1,099,198
Freddie Mac
5.19% due 10/02/23[2]	1,000,000	999,856
Fannie Mae
5.20% due 10/02/23[2]	600,000	599,913
Total Federal Agency Discount Notes
(Cost $2,698,967)		2,698,967

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
4.65% due 10/05/23[2,3]	200,000	199,912
Total U.S. Treasury Bills
(Cost $199,883)		199,912

REPURCHASE AGREEMENTS††,4 - 38.4%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	2,899,334	2,899,334
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	1,126,251	1,126,251
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	1,115,129	1,115,129
Total Repurchase Agreements
(Cost $5,140,714)		5,140,714
Total Investments - 92.6%
(Cost $12,513,549)		$12,406,976
Other Assets & Liabilities, net - 7.4%		991,910
Total Net Assets - 100.0%		$13,398,886

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	88	Oct 2023	$13,403,500	$(20,923)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,367,383	$—	$—	$4,367,383
Federal Agency Discount Notes	—	2,698,967	—	2,698,967
U.S. Treasury Bills	—	199,912	—	199,912
Repurchase Agreements	—	5,140,714	—	5,140,714
Total Assets	$4,367,383	$8,039,593	$—	$12,406,976

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$20,923	$—	$—	$20,923

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,157,353	$–	$–	$–	$20,640	$2,177,993	89,740	$86,906
Guggenheim Ultra Short Duration Fund — Institutional Class	2,164,689	–	–	–	24,701	2,189,390	224,553	84,170
	$4,322,042	$–	$–	$–	$45,341	$4,367,383		$171,076

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.2%
Food - 34.6%
Mondelez International, Inc. — Class A	4,890	$339,366
Hershey Co.	1,095	219,088
General Mills, Inc.	3,337	213,535
Sysco Corp.	3,009	198,744
Kroger Co.	4,262	190,724
Kraft Heinz Co.	5,467	183,910
McCormick & Company, Inc.	2,028	153,398
Tyson Foods, Inc. — Class A	2,939	148,390
Kellanova	2,352	139,967
Lamb Weston Holdings, Inc.	1,350	124,821
Conagra Brands, Inc.	4,538	124,432
Hormel Foods Corp.	3,114	118,425
J M Smucker Co.	929	114,183
US Foods Holding Corp.*	2,691	106,833
Performance Food Group Co.*	1,814	106,772
Campbell Soup Co.	2,405	98,797
Albertsons Companies, Inc. — Class A	4,212	95,823
Hostess Brands, Inc.*	2,434	81,076
Sprouts Farmers Market, Inc.*	1,802	77,126
Post Holdings, Inc.*	850	72,879
Flowers Foods, Inc.	3,057	67,804
Simply Good Foods Co.*	1,905	65,761
Grocery Outlet Holding Corp.*	1,927	55,594
Cal-Maine Foods, Inc.	1,045	50,599
Lancaster Colony Corp.	286	47,199
Hain Celestial Group, Inc.*	3,381	35,061
Pilgrim's Pride Corp.*	1,459	33,309
Beyond Meat, Inc.*,1	2,627	25,272
Total Food		3,288,888
Beverages - 26.8%
PepsiCo, Inc.	3,107	526,450
Coca-Cola Co.	9,116	510,314
Constellation Brands, Inc. — Class A	877	220,416
Monster Beverage Corp.*	4,067	215,348
Keurig Dr Pepper, Inc.	6,102	192,640
Brown-Forman Corp. — Class B	3,029	174,743
Coca-Cola Europacific Partners plc	2,606	162,823
Anheuser-Busch InBev S.A. ADR[1]	2,720	150,416
Fomento Economico Mexicano SAB de CV ADR	1,259	137,420
Molson Coors Beverage Co. — Class B	1,964	124,891
Celsius Holdings, Inc.*	541	92,835
Boston Beer Company, Inc. — Class A*	115	44,796
Total Beverages		2,553,092
Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	4,351	634,637
Colgate-Palmolive Co.	3,694	262,680
Estee Lauder Companies, Inc. — Class A	1,635	236,339
Kenvue, Inc.	10,078	202,366
Unilever plc ADR	2,940	145,236
elf Beauty, Inc.*	683	75,014
Beauty Health Co.*	4,440	26,729
Olaplex Holdings, Inc.*	3,669	7,155
Total Cosmetics & Personal Care		1,590,156
Agriculture - 13.9%
Philip Morris International, Inc.	4,554	421,609
Altria Group, Inc.	7,119	299,354
Archer-Daniels-Midland Co.	2,903	218,944
British American Tobacco plc ADR	4,680	146,999
Bunge Ltd.	1,286	139,210
Darling Ingredients, Inc.*	1,841	96,100
Total Agriculture		1,322,216
Household Products & Housewares - 5.4%
Kimberly-Clark Corp.	1,814	219,222
Church & Dwight Company, Inc.	1,760	161,269
Clorox Co.	983	128,832
Total Household Products & Housewares		509,323
Retail - 1.8%
Casey's General Stores, Inc.	437	118,654
Freshpet, Inc.*	813	53,561
Total Retail		172,215
Total Common Stocks
(Cost $4,878,924)		9,435,890

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$48,522	48,522
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	18,849	18,849
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	18,662	18,662
Total Repurchase Agreements
(Cost $86,033)		86,033

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	130,800	130,800
Total Securities Lending Collateral
(Cost $130,800)		130,800
Total Investments - 101.5%
(Cost $5,095,757)		$9,652,723
Other Assets & Liabilities, net - (1.5)%		(142,856)
Total Net Assets - 100.0%		$9,509,867

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,435,890	$—	$—	$9,435,890
Repurchase Agreements	—	86,033	—	86,033
Securities Lending Collateral	130,800	—	—	130,800
Total Assets	$9,566,690	$86,033	$—	$9,652,723

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 83.1%
Consumer, Non-cyclical - 20.2%
UnitedHealth Group, Inc.	1,706	$860,148
Amgen, Inc.	1,706	458,505
Johnson & Johnson	1,706	265,709
Procter & Gamble Co.	1,706	248,837
Merck & Company, Inc.	1,706	175,633
Coca-Cola Co.	1,706	95,502
Total Consumer, Non-cyclical		2,104,334
Financial - 16.5%
Goldman Sachs Group, Inc.	1,706	552,011
Visa, Inc. — Class A	1,706	392,397
Travelers Companies, Inc.	1,706	278,607
American Express Co.	1,706	254,518
JPMorgan Chase & Co.	1,706	247,404
Total Financial		1,724,937
Technology - 14.2%
Microsoft Corp.	1,706	538,669
Salesforce, Inc.*	1,706	345,943
Apple, Inc.	1,706	292,084
International Business Machines Corp.	1,706	239,352
Intel Corp.	1,706	60,649
Total Technology		1,476,697
Consumer, Cyclical - 13.8%
Home Depot, Inc.	1,706	515,485
McDonald's Corp.	1,706	449,429
Walmart, Inc.	1,706	272,840
NIKE, Inc. — Class B	1,706	163,128
Walgreens Boots Alliance, Inc.	1,706	37,941
Total Consumer, Cyclical		1,438,823
Industrial - 12.1%
Caterpillar, Inc.	1,706	465,738
Boeing Co.*	1,706	327,006
Honeywell International, Inc.	1,706	315,166
3M Co.	1,706	159,716
Total Industrial		1,267,626
Energy - 2.8%
Chevron Corp.	1,706	287,666
	–
Communications - 2.7%
Walt Disney Co.*	1,706	138,271
Cisco Systems, Inc.	1,706	91,715
Verizon Communications, Inc.	1,706	55,291
Total Communications		285,277
Basic Materials - 0.8%
Dow, Inc.	1,706	87,961
	–
Total Common Stocks
(Cost $6,881,819)		8,673,321

	Face Amount
U.S. TREASURY BILLS†† - 10.6%
U.S. Treasury Bills
5.27% due 11/07/23[1,2]	$800,000	795,779
5.29% due 11/07/23[1,2]	300,000	298,418
4.66% due 10/05/23[2,3]	20,000	19,991
Total U.S. Treasury Bills
(Cost $1,114,029)		1,114,188

REPURCHASE AGREEMENTS††,4 - 3.2%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[1]	185,961	185,961
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[1]	72,237	72,237
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[1]	71,524	71,524
Total Repurchase Agreements
(Cost $329,722)		329,722
Total Investments - 96.9%
(Cost $8,325,570)		$10,117,231
Other Assets & Liabilities, net - 3.1%		321,513
Total Net Assets - 100.0%		$10,438,744

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	3	Dec 2023	$505,980	$(19,191)

1

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	12/21/23	76	$2,550,993	$(71,078)
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.81% (SOFR + 0.50%)	At Maturity	12/20/23	273	9,142,967	(224,040)
							$11,693,960	$(295,118)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,673,321	$—	$—	$8,673,321
U.S. Treasury Bills	—	1,114,188	—	1,114,188
Repurchase Agreements	—	329,722	—	329,722
Total Assets	$8,673,321	$1,443,910	$—	$10,117,231

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$19,191	$—	$—	$19,191
Equity Index Swap Agreements**	—	295,118	—	295,118
Total Liabilities	$19,191	$295,118	$—	$314,309

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 100.0%
Semiconductors - 94.5%
NVIDIA Corp.	8,544	$3,716,555
Broadcom, Inc.	2,557	2,123,793
Advanced Micro Devices, Inc.*	14,431	1,483,795
Texas Instruments, Inc.	8,741	1,389,906
QUALCOMM, Inc.	12,353	1,371,924
Intel Corp.	38,149	1,356,197
Applied Materials, Inc.	8,940	1,237,743
Analog Devices, Inc.	6,175	1,081,181
Lam Research Corp.	1,657	1,038,558
Micron Technology, Inc.	14,615	994,259
KLA Corp.	1,964	900,808
Marvell Technology, Inc.	14,305	774,330
Microchip Technology, Inc.	9,689	756,227
ON Semiconductor Corp.*	7,713	716,923
NXP Semiconductor N.V.	3,563	712,315
ASML Holding N.V. — Class G	1,010	594,547
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,326	549,729
Monolithic Power Systems, Inc.	1,050	485,100
Skyworks Solutions, Inc.	4,877	480,823
Teradyne, Inc.	4,723	474,473
Entegris, Inc.	4,631	434,897
STMicroelectronics N.V. — Class Y	9,419	406,524
Lattice Semiconductor Corp.*	4,573	392,958
United Microelectronics Corp. ADR[1]	53,756	379,517
Qorvo, Inc.*	3,815	364,218
ASE Technology Holding Company Ltd. ADR	46,031	346,153
Rambus, Inc.*	5,178	288,881
MKS Instruments, Inc.	3,189	275,976
GLOBALFOUNDRIES, Inc.*,1	4,459	259,469
MACOM Technology Solutions Holdings, Inc.*	3,069	250,369
Cirrus Logic, Inc.*	3,293	243,550
Power Integrations, Inc.	3,177	242,437
Wolfspeed, Inc.*	6,341	241,592
Axcelis Technologies, Inc.*	1,436	234,140
Synaptics, Inc.*	2,560	228,966
Silicon Laboratories, Inc.*	1,854	214,860
Amkor Technology, Inc.	8,277	187,060
Allegro MicroSystems, Inc.*	5,334	170,368
Ambarella, Inc.*	2,943	156,067
Semtech Corp.*	6,022	155,067
Impinj, Inc.*	2,164	119,085
Total Semiconductors		27,831,340
Energy-Alternate Sources - 4.5%
Enphase Energy, Inc.*	3,898	468,345
First Solar, Inc.*	2,811	454,230
SolarEdge Technologies, Inc.*	3,091	400,315
Total Energy-Alternate Sources		1,322,890
Electrical Components & Equipment - 1.0%
Universal Display Corp.	1,967	308,800
Total Common Stocks
(Cost $20,740,864)		29,463,030

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$64,524	64,524
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	25,064	25,064
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	24,817	24,817
Total Repurchase Agreements
(Cost $114,405)		114,405

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	490,118	490,118
Total Securities Lending Collateral
(Cost $490,118)		490,118
Total Investments - 102.1%
(Cost $21,345,387)		$30,067,553
Other Assets & Liabilities, net - (2.1)%		(610,597)
Total Net Assets - 100.0%		$29,456,956

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,463,030	$—	$—	$29,463,030
Repurchase Agreements	—	114,405	—	114,405
Securities Lending Collateral	490,118	—	—	490,118
Total Assets	$29,953,148	$114,405	$—	$30,067,553

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 67.0%
Exxon Mobil Corp.	15,860	$1,864,819
Chevron Corp.	8,653	1,459,069
ConocoPhillips	8,417	1,008,357
EOG Resources, Inc.	5,638	714,673
Marathon Petroleum Corp.	4,328	655,000
Phillips 66	5,149	618,652
Pioneer Natural Resources Co.	2,631	603,946
Valero Energy Corp.	4,261	603,826
Occidental Petroleum Corp.	8,620	559,266
Hess Corp.	3,541	541,773
BP plc ADR	12,973	502,315
Devon Energy Corp.	9,393	448,046
Diamondback Energy, Inc.	2,879	445,900
Shell plc ADR	6,381	410,809
Petroleo Brasileiro S.A. ADR	25,573	383,339
Coterra Energy, Inc. — Class A	13,657	369,422
Equities Corp.	8,431	342,130
Marathon Oil Corp.	12,784	341,972
Suncor Energy, Inc.	9,349	321,419
Ovintiv, Inc.	6,495	308,967
APA Corp.	7,059	290,125
Cenovus Energy, Inc.	13,932	290,064
Chesapeake Energy Corp.	3,210	276,798
Canadian Natural Resources Ltd.	4,247	274,653
Equinor ASA ADR[1]	7,516	246,450
HF Sinclair Corp.	4,225	240,529
Range Resources Corp.	7,218	233,935
Civitas Resources, Inc.	2,837	229,428
Southwestern Energy Co.*	34,693	223,770
Murphy Oil Corp.	4,809	218,088
Antero Resources Corp.*	8,564	217,354
Chord Energy Corp.	1,321	214,094
Matador Resources Co.	3,599	214,069
Weatherford International plc*	2,339	211,282
Permian Resources Corp.	14,928	208,395
PBF Energy, Inc. — Class A	3,875	207,429
Noble Corporation plc	4,094	207,361
Transocean Ltd.*	24,805	203,649
Patterson-UTI Energy, Inc.	14,419	199,559
Valaris Ltd.*	2,548	191,049
Denbury, Inc.*	1,933	189,453
SM Energy Co.	4,475	177,434
Magnolia Oil & Gas Corp. — Class A	7,741	177,346
Kosmos Energy Ltd.*	20,925	171,166
Helmerich & Payne, Inc.	3,877	163,454
CNX Resources Corp.*	6,981	157,631
Northern Oil and Gas, Inc.	3,694	148,610
Callon Petroleum Co.*	3,302	129,174
Delek US Holdings, Inc.	3,916	111,254
Comstock Resources, Inc.	7,335	80,905
Total Oil & Gas		18,608,208
Pipelines - 12.3%
Cheniere Energy, Inc.	3,232	536,383
Williams Companies, Inc.	15,868	534,593
Kinder Morgan, Inc.	28,941	479,842
ONEOK, Inc.	7,018	445,152
Targa Resources Corp.	4,303	368,853
Enbridge, Inc.	8,962	297,449
TC Energy Corp.[1]	6,762	232,680
Golar LNG Ltd.	8,186	198,592
Equitrans Midstream Corp.	17,729	166,121
New Fortress Energy, Inc.	4,545	148,985
Total Pipelines		3,408,650
Oil & Gas Services - 9.3%
Schlumberger N.V.	12,934	754,052
Baker Hughes Co.	13,938	492,290
Halliburton Co.	11,927	483,044
NOV, Inc.	11,640	243,276
TechnipFMC plc	11,385	231,571
ChampionX Corp.	6,125	218,172
Liberty Energy, Inc. — Class A	7,955	147,327
Total Oil & Gas Services		2,569,732
Energy-Alternate Sources - 5.6%
SolarEdge Technologies, Inc.*	3,719	481,648
Enphase Energy, Inc.*	2,837	340,865
First Solar, Inc.*	2,044	330,290
Plug Power, Inc.*,1	23,145	175,902
Sunrun, Inc.*	10,405	130,687
Green Plains, Inc.*	3,552	106,915
Total Energy-Alternate Sources		1,566,307
Transportation - 1.5%
Scorpio Tankers, Inc.	3,930	212,692
Frontline plc	11,087	208,214
Total Transportation		420,906
Coal - 1.3%
Peabody Energy Corp.	6,036	156,876
CONSOL Energy, Inc.	1,071	112,358
Arch Resources, Inc.	506	86,354
Total Coal		355,588
Mining - 1.0%
Cameco Corp.	7,101	281,484
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	6,509	205,684
Retail - 0.7%
Murphy USA, Inc.	517	176,674
Total Common Stocks
(Cost $16,477,819)		27,593,233

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$142,361	142,361
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	55,300	55,300
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	54,754	54,754
Total Repurchase Agreements
(Cost $252,415)		252,415

Energy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	505,081	$505,081
Total Securities Lending Collateral
(Cost $505,081)		505,081
Total Investments - 102.2%
(Cost $17,235,315)		$28,350,729
Other Assets & Liabilities, net - (2.2)%		(596,717)
Total Net Assets - 100.0%		$27,754,012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,593,233	$—	$—	$27,593,233
Repurchase Agreements	—	252,415	—	252,415
Securities Lending Collateral	505,081	—	—	505,081
Total Assets	$28,098,314	$252,415	$—	$28,350,729

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas Services - 67.7%
Schlumberger N.V.	25,863	$1,507,813
Baker Hughes Co.	27,870	984,368
Halliburton Co.	23,853	966,047
NOV, Inc.	23,280	486,552
ChampionX Corp.	12,249	436,309
TechnipFMC plc	19,704	400,779
Tidewater, Inc.*	4,534	322,231
Liberty Energy, Inc. — Class A	15,905	294,561
Oceaneering International, Inc.*	10,564	271,706
Expro Group Holdings N.V.*	10,582	245,820
Archrock, Inc.	18,719	235,860
Helix Energy Solutions Group, Inc.*	19,425	216,977
US Silica Holdings, Inc.*	12,792	179,600
ProPetro Holding Corp.*	16,609	176,554
RPC, Inc.	18,653	166,758
Core Laboratories, Inc.	3,625	87,036
ProFrac Holding Corp. — Class A*	7,916	86,126
Total Oil & Gas Services		7,065,097
Oil & Gas - 25.3%
Weatherford International plc*	4,680	422,744
Noble Corporation plc	8,186	414,621
Transocean Ltd.*	49,603	407,240
Patterson-UTI Energy, Inc.	28,832	399,035
Valaris Ltd.*	5,095	382,023
Helmerich & Payne, Inc.	7,755	326,951
Diamond Offshore Drilling, Inc.*	13,810	202,731
Nabors Industries Ltd.*	700	86,198
Total Oil & Gas		2,641,543
Metal Fabricate & Hardware - 3.3%
Tenaris S.A. ADR	10,989	347,252

Machinery-Diversified - 3.1%
Cactus, Inc. — Class A	6,376	320,139

Total Common Stocks
(Cost $6,367,110)		10,374,031

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.2%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$69,595	69,595
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	27,034	27,034
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	26,767	26,767
Total Repurchase Agreements
(Cost $123,396)		123,396
Total Investments - 100.6%
(Cost $6,490,506)		$10,497,427
Other Assets & Liabilities, net - (0.6)%		(67,466)
Total Net Assets - 100.0%		$10,429,961

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,374,031	$—	$—	$10,374,031
Repurchase Agreements	—	123,396	—	123,396
Total Assets	$10,374,031	$123,396	$—	$10,497,427

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 53.3%
Consumer, Non-cyclical - 21.7%
Nestle S.A. ADR	549	$62,130
Novo Nordisk A/S ADR	658	59,839
Novartis AG ADR[1]	424	43,189
AstraZeneca plc ADR	632	42,799
Roche Holding AG ADR	1,157	39,257
Unilever plc ADR	517	25,540
Sanofi ADR	471	25,264
L'Oreal S.A. ADR	249	20,632
Diageo plc ADR	114	17,007
GSK plc ADR	420	15,225
RELX plc ADR	398	13,413
British American Tobacco plc ADR	418	13,129
EssilorLuxottica S.A. ADR	126	10,966
Reckitt Benckiser Group plc ADR	759	10,618
Anheuser-Busch InBev S.A. ADR[1]	184	10,175
Bayer AG ADR	806	9,672
Total Consumer, Non-cyclical		418,855
Financial - 7.4%
HSBC Holdings plc ADR[1]	811	32,002
Allianz SE ADR	831	19,761
UBS Group AG*	664	16,368
BNP Paribas S.A. ADR	482	15,304
Zurich Insurance Group AG ADR	301	13,780
Banco Santander S.A. ADR	3,365	12,652
AXA S.A. ADR	390	11,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR[1]	281	10,934
ING Groep N.V. ADR	744	9,806
Total Financial		142,205
Industrial - 5.4%
Siemens AG ADR	307	21,935
Schneider Electric SE ADR	590	19,464
Airbus SE ADR	484	16,194
Vinci S.A. ADR	492	13,614
Safran S.A. ADR	313	12,251
ABB Ltd. ADR	333	11,851
Deutsche Post AG ADR	203	8,238
Total Industrial		103,547
Energy - 5.2%
Shell plc ADR	686	44,165
TotalEnergies SE ADR	514	33,800
BP plc ADR	590	22,845
Total Energy		100,810
Consumer, Cyclical - 4.0%
LVMH Moet Hennessy Louis Vuitton SE ADR	266	40,195
Hermes International SCA ADR[1]	72	13,137
Cie Financiere Richemont S.A. ADR	1,074	13,006
Mercedes-Benz Group AG ADR[1]	659	11,427
Total Consumer, Cyclical		77,765
Technology - 3.9%
ASML Holding N.V. — Class G	83	48,859
SAP SE ADR	211	27,286
Total Technology		76,145
Basic Materials - 2.7%
Air Liquide S.A. ADR	541	18,215
Rio Tinto plc ADR	217	13,810
Glencore plc ADR*	1,040	11,856
BASF SE ADR	738	8,325
Total Basic Materials		52,206
Utilities - 1.7%
Iberdrola S.A. ADR	298	13,333
Enel SpA ADR[1]	1,609	9,799
National Grid plc ADR	150	9,094
Total Utilities		32,226
Communications - 1.3%
Deutsche Telekom AG ADR	713	14,944
Prosus N.V. ADR*	1,593	9,305
Total Communications		24,249
Total Common Stocks
(Cost $906,742)		1,028,008

MUTUAL FUNDS† - 20.8%
Guggenheim Strategy Fund II2	9,255	224,623
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	18,098	176,455
Total Mutual Funds
(Cost $407,812)		401,078

	Face Amount
U.S. TREASURY BILLS†† - 8.8%
U.S. Treasury Bills
4.66% due 10/05/23[3,4]	$170,000	169,925
Total U.S. Treasury Bills
(Cost $169,900)		169,925

REPURCHASE AGREEMENTS††,5 - 17.4%

J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	188,888	188,888
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	73,374	73,374
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	72,649	72,649
Total Repurchase Agreements
(Cost $334,911)		334,911

	Shares
SECURITIES LENDING COLLATERAL†,6 - 5.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[7]	97,421	97,421
Total Securities Lending Collateral
(Cost $97,421)		97,421
Total Investments - 105.4%
(Cost $1,916,786)		$2,031,343
Other Assets & Liabilities, net - (5.4)%		(104,509)
Total Net Assets - 100.0%		$1,926,834

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	34	Dec 2023	$1,414,000	$(14,525)

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	11	Dec 2023	1,458,531	(21,175)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,028,008	$—	$—	$1,028,008
Mutual Funds	401,078	—	—	401,078
U.S. Treasury Bills	—	169,925	—	169,925
Repurchase Agreements	—	334,911	—	334,911
Securities Lending Collateral	97,421	—	—	97,421
Total Assets	$1,526,507	$504,836	$—	$2,031,343

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$21,175	$—	$—	$21,175
Equity Futures Contracts**	14,525	—	—	14,525
Total Liabilities	$35,700	$—	$—	$35,700

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$222,494	$–	$–	$–	$2,129	$224,623	9,255	$8,963
Guggenheim Ultra Short Duration Fund — Institutional Class	224,002	–	(50,000)	(1,079)	3,532	176,455	18,098	8,133
	$446,496	$–	$(50,000)	$(1,079)	$5,661	$401,078		$17,096

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 98.6%
Banks - 23.9%
JPMorgan Chase & Co.	1,640	$237,833
Bank of America Corp.	5,753	157,517
Wells Fargo & Co.	3,502	143,092
Goldman Sachs Group, Inc.	376	121,662
Morgan Stanley	1,416	115,645
Citigroup, Inc.	2,490	102,414
PNC Financial Services Group, Inc.	680	83,484
U.S. Bancorp	2,400	79,344
Truist Financial Corp.	2,476	70,838
Bank of New York Mellon Corp.	1,515	64,615
NU Holdings Limited/Cayman Islands — Class A*	8,862	64,249
Toronto-Dominion Bank	1,041	62,731
ICICI Bank Ltd. ADR	2,460	56,875
M&T Bank Corp.	435	55,006
Royal Bank of Canada	629	55,000
Bank of Nova Scotia[1]	1,179	53,751
HDFC Bank Ltd. ADR	898	52,991
Popular, Inc.	840	52,928
State Street Corp.	764	51,157
Fifth Third Bancorp	1,875	47,494
Regions Financial Corp.	2,665	45,838
Huntington Bancshares, Inc.	4,258	44,283
Northern Trust Corp.	597	41,480
Citizens Financial Group, Inc.	1,506	40,361
KeyCorp	3,409	36,681
East West Bancorp, Inc.	599	31,573
First Horizon Corp.	2,521	27,781
Zions Bancorp North America	767	26,761
Comerica, Inc.	629	26,135
Pinnacle Financial Partners, Inc.	385	25,810
Columbia Banking System, Inc.	1,190	24,157
Old National Bancorp	1,613	23,453
Bank OZK	608	22,538
Valley National Bancorp	2,513	21,511
First Citizens BancShares, Inc. — Class A	10	13,801
PacWest Bancorp	1,432	11,327
Total Banks		2,192,116
Diversified Financial Services - 20.9%
Visa, Inc. — Class A	1,065	244,961
Mastercard, Inc. — Class A	520	205,873
BlackRock, Inc. — Class A	165	106,671
Charles Schwab Corp.	1,883	103,377
American Express Co.	680	101,449
CME Group, Inc. — Class A	483	96,706
Intercontinental Exchange, Inc.	825	90,767
Apollo Global Management, Inc.	772	69,295
Capital One Financial Corp.	704	68,323
Interactive Brokers Group, Inc. — Class A	762	65,959
Ameriprise Financial, Inc.	200	65,936
XP, Inc. — Class A	2,406	55,458
T. Rowe Price Group, Inc.	522	54,742
Discover Financial Services	613	53,104
Nasdaq, Inc.	1,019	49,513
Raymond James Financial, Inc.	493	49,512
LPL Financial Holdings, Inc.	206	48,956
Tradeweb Markets, Inc. — Class A	607	48,681
Cboe Global Markets, Inc.	300	46,863
Coinbase Global, Inc. — Class A*	555	41,670
Synchrony Financial	1,363	41,667
Ally Financial, Inc.	1,169	31,189
Voya Financial, Inc.	456	30,301
Franklin Resources, Inc.	1,224	30,086
Invesco Ltd.	1,990	28,895
SoFi Technologies, Inc.*	3,554	28,397
Western Union Co.	1,985	26,162
SLM Corp.	1,479	20,144
Upstart Holdings, Inc.*,1	560	15,982
Total Diversified Financial Services		1,920,639
REITS - 20.5%
Prologis, Inc.	997	111,873
American Tower Corp. — Class A	577	94,888
Equinix, Inc.	121	87,877
Welltower, Inc.	911	74,629
Public Storage	278	73,259
Crown Castle, Inc.	757	69,667
Digital Realty Trust, Inc.	556	67,287
Simon Property Group, Inc.	608	65,682
Realty Income Corp.	1,308	65,322
VICI Properties, Inc.	2,064	60,062
Extra Space Storage, Inc.	471	57,264
AvalonBay Communities, Inc.	318	54,613
Weyerhaeuser Co.	1,737	53,256
Equity Residential	877	51,489
SBA Communications Corp.	252	50,443
Invitation Homes, Inc.	1,536	48,676
Ventas, Inc.	1,120	47,186
Iron Mountain, Inc.	783	46,549
Alexandria Real Estate Equities, Inc.	445	44,544
Sun Communities, Inc.	371	43,904
Mid-America Apartment Communities, Inc.	332	42,712
Essex Property Trust, Inc.	193	40,933
Host Hotels & Resorts, Inc.	2,467	39,645
Gaming and Leisure Properties, Inc.	830	37,806
UDR, Inc.	1,059	37,775
Kimco Realty Corp.	2,089	36,746
American Homes 4 Rent — Class A	1,066	35,914
Regency Centers Corp.	604	35,902
Healthpeak Properties, Inc.	1,911	35,086
Rexford Industrial Realty, Inc.	710	35,039
Camden Property Trust	369	34,900
Annaly Capital Management, Inc.	1,840	34,610
Lamar Advertising Co. — Class A	399	33,305
CubeSmart	853	32,525
Boston Properties, Inc.	540	32,119
AGNC Investment Corp.	2,907	27,442
Vornado Realty Trust	958	21,727
Medical Properties Trust, Inc.[1]	3,445	18,775
Total REITS		1,881,431

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Insurance - 19.1%
Berkshire Hathaway, Inc. — Class B*	887	$310,716
Marsh & McLennan Companies, Inc.	579	110,184
Progressive Corp.	745	103,779
Arch Capital Group Ltd.*	1,152	91,826
Aon plc — Class A	278	90,133
Willis Towers Watson plc	423	88,390
Chubb Ltd.	389	80,982
Arthur J Gallagher & Co.	351	80,004
Aflac, Inc.	1,023	78,515
American International Group, Inc.	1,257	76,174
Travelers Companies, Inc.	435	71,040
MetLife, Inc.	1,112	69,956
Prudential Financial, Inc.	717	68,036
Allstate Corp.	562	62,612
Hartford Financial Services Group, Inc.	752	53,324
Principal Financial Group, Inc.	660	47,566
Everest Group Ltd.	123	45,715
Cincinnati Financial Corp.	442	45,212
Brown & Brown, Inc.	644	44,977
W R Berkley Corp.	645	40,951
Equitable Holdings, Inc.	1,302	36,964
Unum Group	687	33,794
Lincoln National Corp.	963	23,777
Total Insurance		1,754,627
Commercial Services - 6.4%
S&P Global, Inc.	330	120,585
PayPal Holdings, Inc.*	1,557	91,022
Moody's Corp.	248	78,410
Global Payments, Inc.	524	60,465
Block, Inc. — Class A*	1,225	54,219
StoneCo Ltd. — Class A*	4,613	49,221
FleetCor Technologies, Inc.*	186	47,493
Toast, Inc. — Class A*	1,795	33,620
Affirm Holdings, Inc.*,1	1,256	26,715
MarketAxess Holdings, Inc.	123	26,278
Total Commercial Services		588,028
Private Equity - 3.8%
Blackstone, Inc. — Class A	1,205	129,104
KKR & Company, Inc. — Class A	1,195	73,612
Ares Management Corp. — Class A	596	61,310
Brookfield Corp.	1,564	48,906
Carlyle Group, Inc.	1,011	30,492
Total Private Equity		343,424
Software - 2.8%
Fiserv, Inc.*	813	91,836
Fidelity National Information Services, Inc.	1,215	67,153
MSCI, Inc. — Class A	123	63,109
Jack Henry & Associates, Inc.	256	38,692
Total Software		260,790
Media - 0.5%
FactSet Research Systems, Inc.	104	45,475

Savings & Loans - 0.4%
New York Community Bancorp, Inc.	2,863	32,466

Internet - 0.3%
Robinhood Markets, Inc. — Class A*	3,034	29,763

Total Common Stocks
(Cost $5,108,555)		9,048,759

PREFERRED STOCKS† - 0.5%
Financial - 0.5%
Itau Unibanco Holding S.A.
ADR	9,707	52,127
Total Preferred Stocks
(Cost $42,945)		52,127

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$49,386	49,386
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	19,184	19,184
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	18,995	18,995
Total Repurchase Agreements
(Cost $87,565)		87,565

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Value	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	$70,253	$70,253
Total Securities Lending Collateral
(Cost $70,253)		70,253
Total Investments - 100.9%
(Cost $5,309,318)		$9,258,704
Other Assets & Liabilities, net - (0.9)%		(86,499)
Total Net Assets - 100.0%		$9,172,205

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,048,759	$—	$—	$9,048,759
Preferred Stocks	52,127	—	—	52,127
Repurchase Agreements	—	87,565	—	87,565
Securities Lending Collateral	70,253	—	—	70,253
Total Assets	$9,171,139	$87,565	$—	$9,258,704

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 36.4%
Guggenheim Variable Insurance Strategy Fund III[1]	134,486	$3,266,655
Guggenheim Strategy Fund III[1]	89,107	2,164,407
Guggenheim Strategy Fund II1	4,552	110,482
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	70,918
Total Mutual Funds
(Cost $5,738,109)		5,612,462

	Face Amount	Value
U.S. TREASURY BILLS†† - 14.1%
U.S. Treasury Bills
4.65% due 10/05/23[2,3]	$2,180,000	$2,179,043
Total U.S. Treasury Bills
(Cost $2,178,723)		2,179,043
REPURCHASE AGREEMENTS††,4 - 48.4%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	4,206,999	4,206,999
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	1,634,216	1,634,216
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	1,618,076	1,618,076
Total Repurchase Agreements
(Cost $7,459,291)		7,459,291
Total Investments - 98.9%
(Cost $15,376,123)		$15,250,796
Other Assets & Liabilities, net - 1.1%		167,767
Total Net Assets - 100.0%		$15,418,563

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	7	Dec 2023	$419,475	$6,319
Mexican Peso Futures Contracts	17	Dec 2023	481,355	(2,687)
			$900,830	$3,632

Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	3	Dec 2023	$347,584	$590
U.S. Treasury 10 Year Note Futures Contracts	2	Dec 2023	216,031	(189)
			$563,615	$401
Commodity Futures Contracts Purchased†
LME Primary Aluminum Futures Contracts	14	Nov 2023	$821,275	$30,400
Brent Crude Futures Contracts	6	Oct 2023	553,500	4,811
SGX Iron Ore 62% Futures Contracts	11	Nov 2023	129,415	4,120
Copper Futures Contracts	2	Dec 2023	186,500	2,865
NY Harbor ULSD Futures Contracts	3	Nov 2023	398,538	1,639
LME Zinc Futures Contracts	6	Nov 2023	397,388	724
Sugar #11 Futures Contracts	20	Jun 2024	544,992	516
Cattle Feeder Futures Contracts	2	Jan 2024	258,025	192
Cotton #2 Futures Contracts	2	Dec 2023	87,190	(116)
Silver Futures Contracts	3	Dec 2023	335,775	(984)
Low Sulphur Gas Oil Futures Contracts	6	Jan 2024	537,300	(1,657)
Soybean Meal Futures Contracts	3	Dec 2023	114,540	(3,694)
Cocoa Futures Contracts	8	Dec 2023	273,760	(3,891)
WTI Crude Futures Contracts	4	Dec 2023	348,320	(5,020)
Coffee 'C' Futures Contracts	4	Dec 2023	217,800	(5,614)
ECX Emission Futures Contracts	1	Dec 2023	86,359	(6,525)
Gasoline RBOB Futures Contracts	5	Nov 2023	493,815	(19,672)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Description	Number of Contracts	Expiration Date		Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Lean Hogs Futures Contracts	40	Dec 2023	$1,148,400	$(26,809)
			$6,932,892	$(28,715)

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	18	Oct 2023	$319,500	$14,275
IBEX 35 Index Futures Contracts††	2	Oct 2023	199,230	1,645
FTSE 100 Index Futures Contracts	5	Dec 2023	465,662	369
OMX Stockholm 30 Index Futures Contracts††	1	Oct 2023	19,640	(332)
Euro STOXX 50 Index Futures Contracts	2	Dec 2023	88,569	(1,317)
FTSE Taiwan Index Futures Contracts	3	Oct 2023	169,800	(2,389)
Tokyo Stock Price Index Futures Contracts	4	Dec 2023	621,123	(3,107)
SPI 200 Index Futures Contracts	1	Dec 2023	113,299	(3,123)
Dow Jones Industrial Average Index Mini Futures Contracts	4	Dec 2023	674,640	(5,979)
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2023	594,690	(7,686)
DAX Index Futures Contracts	1	Dec 2023	409,194	(9,909)
S&P 500 Index Mini Futures Contracts	2	Dec 2023	432,625	(16,411)
			$4,107,972	$(33,964)
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Long Bond Futures Contracts	15	Dec 2023	$1,708,125	$30,531
Euro - Bund Futures Contracts	10	Dec 2023	1,357,619	28,006
U.S. Treasury 2 Year Note Futures Contracts	46	Dec 2023	9,323,984	20,515
U.S. Treasury Ultra Long Bond Futures Contracts	10	Dec 2023	1,189,375	19,117
Long Gilt Futures Contracts††	8	Dec 2023	915,036	14,536
Euro - Schatz Futures Contracts	79	Dec 2023	8,769,610	14,457
Euro - Bobl Futures Contracts	11	Dec 2023	1,345,194	12,918
Australian Government 3 Year Bond Futures Contracts	4	Dec 2023	271,056	1,632
U.S. Treasury 5 Year Note Futures Contracts	15	Dec 2023	1,579,805	612
Canadian Government 10 Year Bond Futures Contracts	3	Dec 2023	254,433	(70)
Australian Government 10 Year Bond Futures Contracts	7	Dec 2023	504,500	(971)
			$27,218,737	$141,283
Commodity Futures Contracts Sold Short†
Red Spring Wheat Futures Contracts	10	Dec 2023	$354,125	$36,749
LME Nickel Futures Contracts	3	Nov 2023	334,440	28,226
Wheat Futures Contracts	5	Dec 2023	135,125	16,965
Gold 100 oz. Futures Contracts	3	Dec 2023	559,290	10,851
Corn Futures Contracts	55	Dec 2023	1,309,000	5,601
Hard Red Winter Wheat Futures Contracts	2	Dec 2023	66,200	3,244
Canadian Canola (WCE) Futures Contracts	16	Nov 2023	166,618	2,636
Sugar #11 Futures Contracts	5	Feb 2024	148,456	1,428
Natural Gas Futures Contracts	5	Oct 2023	146,950	1,421
Platinum Futures Contracts	3	Jan 2024	137,130	1,259
Euro - Mill Wheat Futures Contracts	3	Dec 2023	37,353	1,068
Natural Gas Futures Contracts	9	Nov 2023	298,530	768
Soybean Futures Contracts	1	Nov 2023	63,750	95
Soybean Oil Futures Contracts	7	Dec 2023	234,570	60
Euro - Rapeseed Futures Contracts	3	Oct 2023	70,186	58
LME Tin Futures Contracts	1	Nov 2023	119,062	(5)
Gasoline RBOB Futures Contracts	1	Nov 2023	100,880	(105)
NY Harbor ULSD Futures Contracts	2	Oct 2023	277,444	(1,451)
Palladium Futures Contracts	1	Dec 2023	125,400	(2,940)
			$4,684,509	$105,928

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	16	Dec 2023	$2,203,000	$44,907
Japanese Yen Futures Contracts	26	Dec 2023	2,202,038	39,103
Euro FX Futures Contracts	8	Dec 2023	1,060,750	9,745
Australian Dollar Futures Contracts	30	Dec 2023	1,933,650	3,467
Canadian Dollar Futures Contracts	7	Dec 2023	515,935	883
British Pound Futures Contracts	9	Dec 2023	686,475	619
			$8,601,848	$98,724
Equity Futures Contracts Sold Short†
FTSE/JSE TOP 40 Index Futures Contracts††	7	Dec 2023	$248,081	$6,654
S&P MidCap 400 Index Mini Futures Contracts	3	Dec 2023	756,000	2,296
Russell 2000 Index Mini Futures Contracts	2	Dec 2023	179,810	1,085
S&P/TSX 60 IX Index Futures Contracts	3	Dec 2023	520,047	491
MSCI EAFE Index Futures Contracts	1	Dec 2023	102,090	343
CAC40 10 Euro Index Futures Contracts	1	Oct 2023	75,431	189
CBOE Volatility Index Futures Contracts	17	Feb 2024	328,100	(2,979)
CBOE Volatility Index Futures Contracts	23	Jan 2024	439,300	(9,912)
			$2,648,859	$(1,833)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,612,462	$—	$—	$5,612,462
U.S. Treasury Bills	—	2,179,043	—	2,179,043
Repurchase Agreements	—	7,459,291	—	7,459,291
Commodity Futures Contracts**	155,696	—	—	155,696
Interest Rate Futures Contracts**	127,788	15,126	—	142,914
Currency Futures Contracts**	105,043	—	—	105,043
Equity Futures Contracts**	19,048	8,299	—	27,347
Total Assets	$6,020,037	$9,661,759	$—	$15,681,796

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$78,483	$—	$—	$78,483
Equity Futures Contracts**	62,812	332	—	63,144
Currency Futures Contracts**	2,687	—	—	2,687
Interest Rate Futures Contracts**	1,230	—	—	1,230
Total Liabilities	$145,212	$332	$—	$145,544

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$109,435	$–	$–	$–	$1,047	$110,482	4,552	$4,408
Guggenheim Strategy Fund III	2,143,912	–	–	–	20,495	2,164,407	89,107	86,160
Guggenheim Ultra Short Duration Fund — Institutional Class	70,118	–	–	–	800	70,918	7,274	2,726
Guggenheim Variable Insurance Strategy Fund III	3,237,068	–	–	–	29,587	3,266,655	134,486	129,378
	$5,560,533	$–	$–	$–	$51,929	$5,612,462		$222,672

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 12.6%
Guggenheim Strategy Fund II1	19,093	$463,385
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,947	438,237
Total Mutual Funds
(Cost $902,681)		901,622

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 44.5%
U.S. Treasury Bonds
4.13% due 08/15/53	$3,500,000	3,178,984
Total U.S. Government Securities
(Cost $3,320,865)		3,178,984

FEDERAL AGENCY DISCOUNT NOTES†† - 24.9%
Federal Home Loan Bank
5.25% due 10/06/23[2]	500,000	499,636
5.28% due 10/04/23[2]	300,000	299,868
Fannie Mae
5.22% due 10/02/23[2]	600,000	599,913
Freddie Mac
5.20% due 10/02/23[2]	380,000	379,945
Total Federal Agency Discount Notes
(Cost $1,779,362)		1,779,362

FEDERAL AGENCY NOTES†† - 2.8%
Freddie Mac
0.13% due 10/16/23	200,000	199,581
Total Federal Agency Notes
(Cost $199,556)		199,581

U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
4.66% due 10/05/23[2,3]	150,000	149,934
Total U.S. Treasury Bills
(Cost $149,912)		149,934

REPURCHASE AGREEMENTS††,4 - 17.9%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	723,651	723,651
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	281,104	281,104
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	278,327	278,327
Total Repurchase Agreements
(Cost $1,283,082)		1,283,082
Total Investments - 104.8%
(Cost $7,635,458)		$7,492,565
Other Assets & Liabilities, net - (4.8)%		(346,074)
Total Net Assets - 100.0%		$7,146,491

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	46	Dec 2023	$5,471,125	$(207,128)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$901,622	$—	$—	$901,622
U.S. Government Securities	—	3,178,984	—	3,178,984
Federal Agency Discount Notes	—	1,779,362	—	1,779,362
Federal Agency Notes	—	199,581	—	199,581
U.S. Treasury Bills	—	149,934	—	149,934
Repurchase Agreements	—	1,283,082	—	1,283,082
Total Assets	$901,622	$6,590,943	$—	$7,492,565

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$207,128	$—	$—	$207,128

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$458,993	$–	$–	$–	$4,392	$463,385	19,093	$18,491
Guggenheim Ultra Short Duration Fund — Institutional Class	433,293	–	–	–	4,944	438,237	44,947	16,849
	$892,286	$–	$–	$–	$9,336	$901,622		$35,340

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.1%
Pharmaceuticals - 33.6%
Eli Lilly & Co.	845	$453,875
Johnson & Johnson	2,688	418,656
AbbVie, Inc.	2,380	354,763
Merck & Company, Inc.	3,348	344,677
Pfizer, Inc.	8,958	297,137
Bristol-Myers Squibb Co.	4,092	237,500
CVS Health Corp.	3,096	216,163
Cigna Group	708	202,537
Becton Dickinson & Co.	726	187,693
Zoetis, Inc.	1,044	181,635
AstraZeneca plc ADR	2,653	179,661
McKesson Corp.	388	168,722
Dexcom, Inc.*	1,359	126,795
Cencora, Inc. — Class A	677	121,840
Teva Pharmaceutical Industries Ltd. ADR*	10,651	108,640
Novartis AG ADR[1]	1,061	108,073
GSK plc ADR	2,881	104,436
Novo Nordisk A/S ADR	1,121	101,944
Cardinal Health, Inc.	1,168	101,406
Alkermes plc*	3,554	99,547
Viatris, Inc.	7,613	75,064
Neurocrine Biosciences, Inc.*	661	74,362
Henry Schein, Inc.*	921	68,384
Jazz Pharmaceuticals plc*	470	60,837
Option Care Health, Inc.*	1,595	51,598
Elanco Animal Health, Inc.*	4,586	51,547
Madrigal Pharmaceuticals, Inc.*	97	14,166
Total Pharmaceuticals		4,511,658
Healthcare-Products - 28.6%
Thermo Fisher Scientific, Inc.	592	299,653
Danaher Corp.	1,138	282,338
Abbott Laboratories	2,891	279,993
Intuitive Surgical, Inc.*	759	221,848
Stryker Corp.	756	206,592
Boston Scientific Corp.*	3,625	191,400
Medtronic plc	2,092	163,929
Edwards Lifesciences Corp.*	1,974	136,759
IDEXX Laboratories, Inc.*	291	127,246
GE HealthCare Technologies, Inc.	1,702	115,804
West Pharmaceutical Services, Inc.	298	111,813
Dentsply Sirona, Inc.	3,187	108,868
Zimmer Biomet Holdings, Inc.	928	104,140
ResMed, Inc.	694	102,622
STERIS plc	463	101,591
Align Technology, Inc.*	332	101,366
Baxter International, Inc.	2,521	95,142
Waters Corp.*	325	89,118
Hologic, Inc.*	1,275	88,485
Avantor, Inc.*	3,985	84,004
Cooper Companies, Inc.	261	83,001
Revvity, Inc.	744	82,361
Insulet Corp.*	463	73,844
Exact Sciences Corp.*	1,073	73,200
Bio-Techne Corp.	1,019	69,363
Teleflex, Inc.	336	65,994
Repligen Corp.*	395	62,809
Bruker Corp.	874	54,450
Lantheus Holdings, Inc.*	720	50,026
Shockwave Medical, Inc.*	249	49,576
Neogen Corp.*	2,395	44,403
Natera, Inc.*	983	43,498
Masimo Corp.*	480	42,086
Inari Medical, Inc.*	588	38,455
Total Healthcare-Products		3,845,777
Biotechnology - 19.2%
Amgen, Inc.	1,002	269,297
Gilead Sciences, Inc.	2,854	213,879
Vertex Pharmaceuticals, Inc.*	597	207,601
Regeneron Pharmaceuticals, Inc.*	249	204,917
Biogen, Inc.*	520	133,645
Moderna, Inc.*	1,217	125,704
Seagen, Inc.*	580	123,047
Horizon Therapeutics plc*	980	113,376
Argenx SE ADR*	202	99,309
Alnylam Pharmaceuticals, Inc.*	544	96,342
Illumina, Inc.*	700	96,096
BioMarin Pharmaceutical, Inc.*	1,010	89,365
BioNTech SE ADR*	809	87,890
Royalty Pharma plc — Class A	2,964	80,443
Sarepta Therapeutics, Inc.*	599	72,611
Incyte Corp.*	1,193	68,920
United Therapeutics Corp.*	304	68,664
Ionis Pharmaceuticals, Inc.*	1,292	58,605
Exelixis, Inc.*	2,616	57,160
Halozyme Therapeutics, Inc.*	1,293	49,393
ImmunoGen, Inc.*	2,792	44,309
Apellis Pharmaceuticals, Inc.*	1,071	40,741
Mirati Therapeutics, Inc.*	914	39,814
Karuna Therapeutics, Inc.*	225	38,045
Intellia Therapeutics, Inc.*	1,049	33,169
Cytokinetics, Inc.*	1,118	32,936
TG Therapeutics, Inc.*	2,443	20,423
Novavax, Inc.*,1	2,216	16,044
Total Biotechnology		2,581,745
Healthcare-Services - 15.9%
UnitedHealth Group, Inc.	954	480,997
Elevance Health, Inc.	501	218,145
Humana, Inc.	353	171,742
HCA Healthcare, Inc.	597	146,850
Centene Corp.*	1,938	133,489
IQVIA Holdings, Inc.*	626	123,166
ICON plc*	464	114,260
Molina Healthcare, Inc.*	296	97,055
Laboratory Corporation of America Holdings	460	92,483
Quest Diagnostics, Inc.	647	78,843
Charles River Laboratories International, Inc.*	347	68,005
Universal Health Services, Inc. — Class B	501	62,991
Catalent, Inc.*	1,317	59,963
HealthEquity, Inc.*	752	54,934
Tenet Healthcare Corp.*	828	54,557
Acadia Healthcare Company, Inc.*	771	54,209
Medpace Holdings, Inc.*	205	49,637
Fortrea Holdings, Inc.*	1,272	36,367

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Healthcare-Services - 15.9% (continued)
Teladoc Health, Inc.*	1,875	$34,856
Total Healthcare-Services		2,132,549
Electronics - 0.9%
Agilent Technologies, Inc.	1,109	124,009
Software - 0.9%
Veeva Systems, Inc. — Class A*	592	120,443
Total Common Stocks
(Cost $5,150,993)		13,316,181

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson	307	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$64,586	64,586
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	25,089	25,089
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	24,841	24,841
Total Repurchase Agreements
(Cost $114,516)		114,516

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	95,340	95,340
Total Securities Lending Collateral
(Cost $95,340)		95,340
Total Investments - 100.7%
(Cost $5,360,849)		$13,526,037
Other Assets & Liabilities, net - (0.7)%		(94,804)
Total Net Assets - 100.0%		$13,431,233

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$13,316,181	$—	$—		$13,316,181
Rights	—	—	—	*	—
Repurchase Agreements	—	114,516	—		114,516
Securities Lending Collateral	95,340	—	—		95,340
Total Assets	$13,411,521	$114,516	$—		$13,526,037

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.5%
iShares iBoxx High Yield Corporate Bond ETF[1]	1,556	$114,708
SPDR Bloomberg High Yield Bond ETF[1]	1,245	112,548
Total Exchange-Traded Funds
(Cost $263,173)		227,256

MUTUAL FUNDS† - 26.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	558,682
Guggenheim Strategy Fund II2	23,000	558,201
Total Mutual Funds
(Cost $1,124,043)		1,116,883

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 43.1%
Fannie Mae
5.20% due 10/02/23[3]	$840,000	839,879
Freddie Mac
5.20% due 10/02/23[3]	800,000	799,884
Federal Home Loan Bank
5.28% due 10/04/23[3]	150,000	149,934
Total Federal Agency Discount Notes
(Cost $1,789,697)		1,789,697
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
4.66% due 10/05/23[3,4]	40,000	39,983
Total U.S. Treasury Bills
(Cost $39,977)		39,983

REPURCHASE AGREEMENTS††,5 - 15.3%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	357,170	357,170
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	138,743	138,743
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	137,373	137,373
Total Repurchase Agreements
(Cost $633,286)		633,286

	Shares
SECURITIES LENDING COLLATERAL†,6 - 4.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[7]	174,411	174,411
Total Securities Lending Collateral
(Cost $174,411)		174,411
Total Investments - 95.9%
(Cost $4,024,587)		$3,981,516
Other Assets & Liabilities, net - 4.1%		169,686
Total Net Assets - 100.0%		$4,151,202

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	35	Dec 2023	$3,686,211	$(29,344)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Value and Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	$3,850,000	$30,546	$26,988	$3,558

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	10/26/23	86	$6,340	$12
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	12/21/23	192	17,367	(165)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	12/21/23	364	26,820	(248)

							$50,527	$(401)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2023.

CDX.NA.HY.41.V1 — Credit Default Swap North American High Yield Series 41 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$227,256	$—	$—	$227,256
Mutual Funds	1,116,883	—	—	1,116,883
Federal Agency Discount Notes	—	1,789,697	—	1,789,697
U.S. Treasury Bills	—	39,983	—	39,983
Repurchase Agreements	—	633,286	—	633,286
Securities Lending Collateral	174,411	—	—	174,411
Credit Default Swap Agreements**	—	3,558	—	3,558
Credit Index Swap Agreements**	—	12	—	12
Total Assets	$1,518,550	$2,466,536	$—	$3,985,086

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$29,344	$—	$—	$29,344
Credit Index Swap Agreements**	—	413	—	413
Total Liabilities	$29,344	$413	$—	$29,757

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$552,911	$–	$–	$–	$5,290	$558,201	23,000	$22,274
Guggenheim Ultra Short Duration Fund — Institutional Class	552,379	–	–	–	6,303	558,682	57,301	21,480
	$1,105,290	$–	$–	$–	$11,593	$1,116,883		$43,754

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Internet - 56.2%
Alphabet, Inc. — Class A*	3,429	$448,719
Amazon.com, Inc.*	2,953	375,385
Meta Platforms, Inc. — Class A*	1,040	312,219
Netflix, Inc.*	419	158,214
Uber Technologies, Inc.*	2,726	125,369
Airbnb, Inc. — Class A*	832	114,159
Booking Holdings, Inc.*	34	104,854
Alibaba Group Holding Ltd. ADR*	1,077	93,419
DoorDash, Inc. — Class A*	834	66,278
eBay, Inc.	1,493	65,826
Sea Ltd. ADR*	1,492	65,573
JD.com, Inc. ADR	2,172	63,270
Baidu, Inc. ADR*	453	60,861
Shopify, Inc. — Class A*	1,100	60,027
MercadoLibre, Inc.*	46	58,323
VeriSign, Inc.*	275	55,696
Pinterest, Inc. — Class A*	2,041	55,168
Spotify Technology S.A.*	354	54,743
Trip.com Group Ltd. ADR*	1,565	54,728
Expedia Group, Inc.*	503	51,844
Wix.com Ltd.*	536	49,205
Bilibili, Inc. ADR*,1	3,407	46,914
Okta, Inc.*	567	46,216
GoDaddy, Inc. — Class A*	588	43,794
Match Group, Inc.*	1,055	41,330
Snap, Inc. — Class A*	4,636	41,307
F5, Inc.*	255	41,091
Roku, Inc.*	554	39,107
Zillow Group, Inc. — Class C*	845	39,005
Etsy, Inc.*	567	36,617
Wayfair, Inc. — Class A*	525	31,799
Chewy, Inc. — Class A*	1,655	30,220
IAC, Inc.*	516	26,001
Lyft, Inc. — Class A*	2,346	24,727
Ziff Davis, Inc.*	319	20,317
Bumble, Inc. — Class A*	1,230	18,352
TripAdvisor, Inc.*	1,090	18,072
Overstock.com, Inc.*	649	10,267
Total Internet		3,049,016
Software - 27.7%
Adobe, Inc.*	380	193,762
Salesforce, Inc.*	867	175,810
Activision Blizzard, Inc.	1,216	113,854
Workday, Inc. — Class A*	424	91,096
Snowflake, Inc. — Class A*	555	84,787
Electronic Arts, Inc.	629	75,732
Veeva Systems, Inc. — Class A*	357	72,632
Datadog, Inc. — Class A*	746	67,953
Take-Two Interactive Software, Inc.*	453	63,597
MongoDB, Inc.*	180	62,255
Cloudflare, Inc. — Class A*	933	58,816
Zoom Video Communications, Inc. — Class A*	806	56,372
Akamai Technologies, Inc.*	502	53,483
ROBLOX Corp. — Class A*	1,815	52,562
NetEase, Inc. ADR	521	52,183
Twilio, Inc. — Class A*	673	39,391
Dropbox, Inc. — Class A*	1,446	39,375
Nutanix, Inc. — Class A*	1,063	37,077
DocuSign, Inc.*	826	34,692
ZoomInfo Technologies, Inc. — Class A*	1,904	31,226
Smartsheet, Inc. — Class A*	769	31,114
DigitalOcean Holdings, Inc.*	608	14,610
Total Software		1,502,379
Telecommunications - 10.3%
Cisco Systems, Inc.	3,426	184,182
Motorola Solutions, Inc.	322	87,661
Arista Networks, Inc.*	471	86,631
Telefonaktiebolaget LM Ericsson ADR[1]	8,982	43,653
Juniper Networks, Inc.	1,414	39,295
Ciena Corp.*	733	34,642
Nokia Oyj ADR	8,919	33,357
Extreme Networks, Inc.*	950	22,999
Viavi Solutions, Inc.*	1,983	18,125
CommScope Holding Company, Inc.*	2,104	7,069
Total Telecommunications		557,614
Commercial Services - 4.0%
PayPal Holdings, Inc.*	1,789	104,585
CoStar Group, Inc.*	926	71,200
Paylocity Holding Corp.*	169	30,707
Chegg, Inc.*	1,400	12,488
Total Commercial Services		218,980
Entertainment - 0.8%
DraftKings, Inc. — Class A*	1,511	44,484
Computers - 0.4%
Lumentum Holdings, Inc.*	485	21,912
Healthcare-Services - 0.4%
Teladoc Health, Inc.*	1,130	21,007
Total Common Stocks
(Cost $2,551,770)		5,415,392

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$16,176	16,176
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	6,284	6,284
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	6,222	6,222
Total Repurchase Agreements
(Cost $28,682)		28,682

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	69,450	$69,450
Total Securities Lending Collateral
(Cost $69,450)		69,450
Total Investments - 101.6%
(Cost $2,649,902)		$5,513,524
Other Assets & Liabilities, net - (1.6)%		(89,372)
Total Net Assets - 100.0%		$5,424,152

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,415,392	$—	$—	$5,415,392
Repurchase Agreements	—	28,682	—	28,682
Securities Lending Collateral	69,450	—	—	69,450
Total Assets	$5,484,842	$28,682	$—	$5,513,524

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 18.4%
Freddie Mac
5.20% due 10/02/23[1]	$200,000	$199,971
Fannie Mae
5.20% due 10/02/23[1]	100,000	99,986
Total Federal Agency Discount Notes
(Cost $299,957)		299,957

U.S. TREASURY BILLS†† - 12.2%
U.S. Treasury Bills
5.27% due 11/07/23[1,2]	200,000	198,944
Total U.S. Treasury Bills
(Cost $198,917)		198,944

REPURCHASE AGREEMENTS††,3 - 54.2%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[2]	498,101	498,101
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[2]	193,488	193,488
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[2]	191,577	191,577
Total Repurchase Agreements
(Cost $883,166)		883,166
Total Investments - 84.8%
(Cost $1,382,040)		$1,382,067
Other Assets & Liabilities, net - 15.2%		248,097
Total Net Assets - 100.0%		$1,630,164

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	5.56% (SOFR + 0.25%)	At Maturity	12/20/23	73	$2,439,205	$62,359
BNP Paribas	Dow Jones Industrial Average Index	Receive	5.48% (Federal Funds Rate + 0.15%)	At Maturity	12/21/23	25	825,866	22,991

							$3,265,071	$85,350

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$299,957	$—	$299,957
U.S. Treasury Bills	—	198,944	—	198,944
Repurchase Agreements	—	883,166	—	883,166
Equity Index Swap Agreements**	—	85,350	—	85,350
Total Assets	$—	$1,467,417	$—	$1,467,417

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 27.2%
Guggenheim Strategy Fund II1	24,812	$602,176
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	51,575	502,857
Total Mutual Funds
(Cost $1,122,058)		1,105,033

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.6%
Freddie Mac
5.20% due 10/02/23[2]	$500,000	499,928
Federal Home Loan Bank
5.25% due 10/06/23[2]	400,000	399,708
Fannie Mae
5.22% due 10/02/23[2]	100,000	99,986
Total Federal Agency Discount Notes
(Cost $999,622)		999,622

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
4.66% due 10/05/23[2,3]	40,000	39,982
Total U.S. Treasury Bills
(Cost $39,976)		39,982

REPURCHASE AGREEMENTS†† - 106.6%
Individual Repurchase Agreements[4]
Mizuho Securities USA LLC issued 09/29/23 at 5.10% due 10/02/23 (secured by a U.S. Treasury Bond, at a rate of 4.13% and maturing 08/15/53 as collateral, with a value of $2,283,203) to be repurchased at $2,239,111	2,238,160	2,238,160
Barclays Capital, Inc. issued 09/29/23 at 5.00% due 10/02/23 (secured by a U.S. Treasury Bond, at a rate of 4.13% and maturing 08/15/53 as collateral, with a value of $638,216) to be repurchased at $625,886	625,625	625,625
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	823,159	823,159
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	319,758	319,758
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	316,600	316,600
Total Repurchase Agreements
(Cost $4,323,302)		4,323,302
Total Investments - 159.4%
(Cost $6,484,958)		$6,467,939

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (82.8)%
U.S. Treasury Bonds
4.13% due 08/15/53	3,700,000	(3,360,641)
Total U.S. Government Securities Sold Short - (82.8)%
(Proceeds $3,516,557)		$(3,360,641)
Other Assets & Liabilities, net - 23.4%		949,639
Total Net Assets - 100.0%		$4,056,937

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	6	Dec 2023	$713,625	$45,272

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	All or a portion of this security is pledged as short security collateral at September 30, 2023.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,105,033	$—	$—	$1,105,033
Federal Agency Discount Notes	—	999,622	—	999,622
U.S. Treasury Bills	—	39,982	—	39,982
Repurchase Agreements	—	4,323,302	—	4,323,302
Interest Rate Futures Contracts**	45,272	—	—	45,272
Total Assets	$1,150,305	$5,362,906	$—	$6,513,211

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$3,360,641	$—	$3,360,641

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$596,469	$–	$–	$–	$5,707	$602,176	24,812	$24,029
Guggenheim Ultra Short Duration Fund — Institutional Class	$497,184	$–	$–	$–	$5,673	$502,857	51,575	$19,333
	$1,093,653	$–	$–	$–	$11,380	$1,105,033		$43,362

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 38.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,972	$28,976
Guggenheim Strategy Fund II1	822	19,943
Total Mutual Funds
(Cost $48,952)		48,919

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 23.5%
Freddie Mac
5.20% due 10/02/23[2]	$20,000	19,997
Fannie Mae
5.20% due 10/02/23[2]	10,000	9,999
Total Federal Agency Discount Notes
(Cost $29,996)		29,996

REPURCHASE AGREEMENTS††,3 - 28.5%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[4]	20,497	20,497
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[4]	7,962	7,962
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[4]	7,884	7,884
Total Repurchase Agreements
(Cost $36,343)		36,343
Total Investments - 90.2%
(Cost $115,291)		$115,258
Other Assets & Liabilities, net - 9.8%		12,466
Total Net Assets - 100.0%		$127,724

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.51% (SOFR + 0.20%)	At Maturity	12/20/23	19	$48,636	$979
Goldman Sachs International	S&P MidCap 400 Index	Receive	5.28% (Federal Funds Rate - 0.05%)	At Maturity	12/21/23	16	40,676	701
BNP Paribas	S&P MidCap 400 Index	Receive	5.38% (Federal Funds Rate + 0.05%)	At Maturity	12/21/23	15	37,697	649

							$127,009	$2,329

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$48,919	$—	$—	$48,919
Federal Agency Discount Notes	—	29,996	—	29,996
Repurchase Agreements	—	36,343	—	36,343
Equity Index Swap Agreements**	—	2,329	—	2,329
Total Assets	$48,919	$68,668	$—	$117,587

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$19,755	$–	$–	$–	$188	$19,943	822	$796
Guggenheim Ultra Short Duration Fund — Institutional Class	31,618	–	(3,000)	(71)	429	28,976	2,972	1,189
	$51,373	$–	$(3,000)	$(71)	$617	$48,919		$1,985

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 24.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,830	$222,589
Guggenheim Strategy Fund II1	8,815	213,945
Total Mutual Funds
(Cost $444,567)		436,534

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 33.1%
Fannie Mae
5.22% due 10/02/23[2]	$300,000	299,957
Freddie Mac
5.19% due 10/02/23[2]	200,000	199,971
Federal Home Loan Bank
5.25% due 10/06/23[2]	100,000	99,927
Total Federal Agency Discount Notes
(Cost $599,855)		599,855

U.S. TREASURY BILLS†† - 11.0%
U.S. Treasury Bills
5.26% due 11/07/23[2,3]	100,000	99,473
5.28% due 11/07/23[2,3]	100,000	99,472
Total U.S. Treasury Bills
(Cost $198,916)		198,945

REPURCHASE AGREEMENTS††,4 - 9.3%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[3]	95,308	95,308
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[3]	37,023	37,023
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[3]	36,657	36,657
Total Repurchase Agreements
(Cost $168,988)		168,988
Total Investments - 77.5%
(Cost $1,412,326)		$1,404,322
Other Assets & Liabilities, net - 22.5%		407,838
Total Net Assets - 100.0%		$1,812,160

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	Receive	5.66% (SOFR + 0.35%)	At Maturity	12/20/23	66	$972,614	$24,265
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	12/21/23	28	416,026	7,204
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	12/21/23	29	432,427	3,153
							$1,821,067	$34,622

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$436,534	$—	$—	$436,534
Federal Agency Discount Notes	—	599,855	—	599,855
U.S. Treasury Bills	—	198,945	—	198,945
Repurchase Agreements	—	168,988	—	168,988
Equity Index Swap Agreements**	—	34,622	—	34,622
Total Assets	$436,534	$1,002,410	$—	$1,438,944

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$261,546	$–	$(50,000)	$(1,342)	$3,741	$213,945	8,815	$9,827
Guggenheim Ultra Short Duration Fund — Institutional Class	220,078	–	–	–	2,511	222,589	22,830	8,557
	$481,624	$–	$(50,000)	$(1,342)	$6,252	$436,534		$18,384

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 9.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$65,933
Guggenheim Strategy Fund II1	2,575	62,489
Total Mutual Funds
(Cost $128,417)		128,422

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.9%
Freddie Mac
5.20% due 10/02/23[2]	$100,000	99,985
Federal Home Loan Bank
5.28% due 10/04/23[2]	100,000	99,956
Fannie Mae
5.20% due 10/02/23[2]	50,000	49,993
Total Federal Agency Discount Notes
(Cost $249,934)		249,934

U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
5.29% due 11/07/23[2,3]	50,000	49,736
4.66% due 10/05/23[2,4]	10,000	9,996
Total U.S. Treasury Bills
(Cost $59,722)		59,732

REPURCHASE AGREEMENTS††,5 - 58.9%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[3]	439,219	439,219
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[3]	170,615	170,615
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[3]	168,930	168,930
Total Repurchase Agreements
(Cost $778,764)		778,764
Total Investments - 92.0%
(Cost $1,216,837)		$1,216,852
Other Assets & Liabilities, net - 8.0%		106,147
Total Net Assets - 100.0%		$1,322,999

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	1	Dec 2023	$89,905	$3,893

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	4.81% (SOFR - 0.50%)	At Maturity	12/20/23	378	$674,533	$15,378
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	12/21/23	207	370,267	2,766
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	12/21/23	107	190,359	2,666

							$1,235,159	$20,810

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$128,422	$—	$—	$128,422
Federal Agency Discount Notes	—	249,934	—	249,934
U.S. Treasury Bills	—	59,732	—	59,732
Repurchase Agreements	—	778,764	—	778,764
Equity Futures Contracts**	3,893	—	—	3,893
Equity Index Swap Agreements**	—	20,810	—	20,810
Total Assets	$132,315	$1,109,240	$—	$1,241,555

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$61,898	$–	$–	$–	$591	$62,489	2,575	$2,493
Guggenheim Ultra Short Duration Fund — Institutional Class	65,189	–	–	–	744	65,933	6,762	2,535
	$127,087	$–	$–	$–	$1,335	$128,422		$5,028

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 37.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,736	$309,429
Guggenheim Strategy Fund II1	12,732	309,002
Total Mutual Funds
(Cost $626,874)		618,431

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 36.3%
Fannie Mae
5.20% due 10/02/23[2]	$200,000	199,971
5.22% due 10/02/23[2]	200,000	199,971
Freddie Mac
5.20% due 10/02/23[2]	200,000	199,971
Total Federal Agency Discount Notes
(Cost $599,913)		599,913

U.S. TREASURY BILLS†† - 19.3%
U.S. Treasury Bills
5.28% due 11/07/23[2,3]	200,000	198,945
5.27% due 11/07/23[2,3]	100,000	99,473
4.66% due 10/05/23[2,4]	20,000	19,991
Total U.S. Treasury Bills
(Cost $318,364)		318,409

REPURCHASE AGREEMENTS††,5 - 5.6%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[3]	52,295	52,295
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[3]	20,314	20,314
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[3]	20,114	20,114
Total Repurchase Agreements
(Cost $92,723)		92,723
Total Investments - 98.7%
(Cost $1,637,874)		$1,629,476
Other Assets & Liabilities, net - 1.3%		21,436
Total Net Assets - 100.0%		$1,650,912

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Dec 2023	$216,313	$10,660

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	5.61% (SOFR + 0.30%)	At Maturity	12/20/23	163	$698,986	$22,931
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	12/21/23	111	477,435	12,709
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	12/21/23	58	247,868	6,598

							$1,424,289	$42,238

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$618,431	$—	$—	$618,431
Federal Agency Discount Notes	—	599,913	—	599,913
U.S. Treasury Bills	—	318,409	—	318,409
Repurchase Agreements	—	92,723	—	92,723
Equity Futures Contracts**	10,660	—	—	10,660
Equity Index Swap Agreements**	—	42,238	—	42,238
Total Assets	$629,091	$1,053,283	$—	$1,682,374

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$345,744	$–	$(40,000)	$(1,237)	$4,495	$309,002	12,732	$13,355
Guggenheim Ultra Short Duration Fund — Institutional Class	583,470	–	(280,000)	(6,012)	11,971	309,429	31,736	18,519
	$929,214	$–	$(320,000)	$(7,249)	$16,466	$618,431		$31,874

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 34.3%
U.S. Treasury Bills
4.65% due 10/05/23[1,2]	$440,000	$439,807
Total U.S. Treasury Bills
(Cost $439,742)		439,807

FEDERAL AGENCY DISCOUNT NOTES†† - 23.4%
Freddie Mac
5.20% due 10/02/23[2]	100,000	99,986
Fannie Mae
5.22% due 10/02/23[2]	100,000	99,985

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 23.4% (continued)
Federal Home Loan Bank
5.25% due 10/06/23[2]	100,000	$99,927
Total Federal Agency Discount Notes
(Cost $299,898)		299,898

REPURCHASE AGREEMENTS††,3 - 44.1%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	318,587	318,587
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	123,756	123,756
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	122,534	122,534
Total Repurchase Agreements
(Cost $564,877)		564,877
Total Investments - 101.8%
(Cost $1,304,517)		$1,304,582
Other Assets & Liabilities, net - (1.8)%		(23,298)
Total Net Assets - 100.0%		$1,281,284

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	30	Dec 2023	$2,540,813	$(45,023)

Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Equity Futures Contracts	16	Dec 2023	2,548,000	(88,853)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$439,807	$—	$439,807
Federal Agency Discount Notes	—	299,898	—	299,898
Repurchase Agreements	—	564,877	—	564,877
Total Assets	$—	$1,304,582	$—	$1,304,582

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$88,853	$—	$—	$88,853
Currency Futures Contracts**	45,023	—	—	45,023
Total Liabilities	$133,876	$—	$—	$133,876

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Retail - 18.6%
McDonald's Corp.	725	$190,994
Starbucks Corp.	1,548	141,286
Yum! Brands, Inc.	670	83,710
Chipotle Mexican Grill, Inc. — Class A*	44	80,600
Darden Restaurants, Inc.	401	57,431
Yum China Holdings, Inc.	930	51,820
Domino's Pizza, Inc.	133	50,379
Restaurant Brands International, Inc.	716	47,700
Texas Roadhouse, Inc. — Class A	360	34,596
Wingstop, Inc.	190	34,170
Wendy's Co.	1,323	27,002
Shake Shack, Inc. — Class A*	351	20,382
Papa John's International, Inc.	290	19,784
Bloomin' Brands, Inc.	786	19,328
Cheesecake Factory, Inc.	560	16,968
Dave & Buster's Entertainment, Inc.*	453	16,793
Cracker Barrel Old Country Store, Inc.	236	15,859
Total Retail		908,802
Media - 16.3%
Comcast Corp. — Class A	4,274	189,509
Walt Disney Co.*	2,153	174,501
Charter Communications, Inc. — Class A*	231	101,598
Warner Bros Discovery, Inc.*	6,489	70,470
Fox Corp. — Class A	1,754	54,725
Liberty Broadband Corp. — Class C*	559	51,048
News Corp. — Class A	2,351	47,161
Paramount Global — Class B	2,890	37,281
Nexstar Media Group, Inc. — Class A	189	27,097
DISH Network Corp. — Class A*	3,872	22,690
Sirius XM Holdings, Inc.[1]	4,200	18,984
Total Media		795,064
Internet - 16.0%
Netflix, Inc.*	447	168,787
Airbnb, Inc. — Class A*	890	122,117
Booking Holdings, Inc.*	31	95,602
DoorDash, Inc. — Class A*	890	70,728
Sea Ltd. ADR*	1,546	67,947
Spotify Technology S.A.*	364	56,289
Trip.com Group Ltd. ADR*	1,607	56,197
Expedia Group, Inc.*	537	55,349
Bilibili, Inc. ADR*,1	3,315	45,648
Roku, Inc.*	590	41,648
Total Internet		780,312
Lodging - 9.5%
Marriott International, Inc. — Class A	517	101,621
Hilton Worldwide Holdings, Inc.	595	89,357
Las Vegas Sands Corp.	1,176	53,908
Hyatt Hotels Corp. — Class A	432	45,827
Wynn Resorts Ltd.	459	42,416
MGM Resorts International	1,126	41,392
Wyndham Hotels & Resorts, Inc.	477	33,171
Boyd Gaming Corp.	480	29,198
Choice Hotels International, Inc.	216	26,462
Total Lodging		463,352
Entertainment - 9.5%
Live Nation Entertainment, Inc.*	625	51,900
Warner Music Group Corp. — Class A	1,638	51,433
DraftKings, Inc. — Class A*	1,613	47,487
Caesars Entertainment, Inc.*	882	40,881
Churchill Downs, Inc.	338	39,221
Vail Resorts, Inc.	176	39,053
Light & Wonder, Inc. — Class A*	497	35,451
TKO Group Holdings, Inc.	362	30,430
Penn Entertainment, Inc.*	1,161	26,645
Marriott Vacations Worldwide Corp.	251	25,258
Cinemark Holdings, Inc.*	1,164	21,359
Six Flags Entertainment Corp.*	782	18,385
SeaWorld Entertainment, Inc.*	387	17,899
AMC Entertainment Holdings, Inc. — Class A*,1	2,042	16,315
Total Entertainment		461,717
Software - 7.7%
Activision Blizzard, Inc.	1,298	121,532
Electronic Arts, Inc.	672	80,909
Take-Two Interactive Software, Inc.*	484	67,949
ROBLOX Corp. — Class A*	1,938	56,124
NetEase, Inc. ADR	518	51,883
Total Software		378,397
Leisure Time - 7.2%
Royal Caribbean Cruises Ltd.*	685	63,116
Norwegian Cruise Line Holdings Ltd.*	3,806	62,723
Carnival Corp.*	3,870	53,096
Brunswick Corp.	430	33,970
Polaris, Inc.	318	33,117
Harley-Davidson, Inc.	892	29,489
YETI Holdings, Inc.*	605	29,173
Planet Fitness, Inc. — Class A*	550	27,049
Peloton Interactive, Inc. — Class A*	3,534	17,847
Total Leisure Time		349,580
Agriculture - 6.9%
Philip Morris International, Inc.	1,833	169,699
Altria Group, Inc.	2,866	120,515
British American Tobacco plc ADR	1,507	47,335
Total Agriculture		337,549
Beverages - 5.3%
Constellation Brands, Inc. — Class A	354	88,971
Brown-Forman Corp. — Class B	1,220	70,382
Molson Coors Beverage Co. — Class B	791	50,299
Anheuser-Busch InBev S.A. ADR[1]	877	48,498
Total Beverages		258,150

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	629	$41,602
Mattel, Inc.*	1,871	41,218
Total Toys, Games & Hobbies		82,820
Food Service - 0.8%
Aramark	1,206	41,849
Commercial Services - 0.3%
Sabre Corp.*	3,171	14,238
Total Common Stocks
(Cost $2,974,145)		4,871,830

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$10,030	10,030
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	3,896	3,896
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	3,857	3,857
Total Repurchase Agreements
(Cost $17,783)		17,783

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	86,661	$86,661
Total Securities Lending Collateral
(Cost $86,661)		86,661
Total Investments - 102.0%
(Cost $3,078,589)		$4,976,274
Other Assets & Liabilities, net - (2.0)%		(99,398)
Total Net Assets - 100.0%		$4,876,876

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,871,830	$—	$—	$4,871,830
Repurchase Agreements	—	17,783	—	17,783
Securities Lending Collateral	86,661	—	—	86,661
Total Assets	$4,958,491	$17,783	$—	$4,976,274

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 91.3%
Consumer, Non-cyclical - 17.3%
Amgen, Inc.	774	$208,020
Merck & Company, Inc.	2,015	207,444
Humana, Inc.	410	199,473
Gilead Sciences, Inc.	2,653	198,816
Abbott Laboratories	2,027	196,315
Bristol-Myers Squibb Co.	3,310	192,112
United Therapeutics Corp.*	830	187,472
Pfizer, Inc.	5,624	186,548
Procter & Gamble Co.	1,276	186,117
Hologic, Inc.*	2,532	175,721
Royalty Pharma plc — Class A	6,312	171,308
H&R Block, Inc.	3,881	167,116
Exelixis, Inc.*	7,339	160,357
Innoviva, Inc.*	10,203	132,537
Altria Group, Inc.	3,007	126,444
Incyte Corp.*	2,125	122,761
Philip Morris International, Inc.	1,188	109,985
Perdoceo Education Corp.	5,934	101,472
Dynavax Technologies Corp.*	6,070	89,654
Heidrick & Struggles International, Inc.	3,396	84,968
Korn Ferry	1,764	83,684
Molina Healthcare, Inc.*	255	83,612
UnitedHealth Group, Inc.	156	78,654
Envista Holdings Corp.*	2,453	68,389
Elevance Health, Inc.	142	61,830
John B Sanfilippo & Son, Inc.	590	58,292
PayPal Holdings, Inc.*	980	57,291
Eli Lilly & Co.	96	51,565
Neurocrine Biosciences, Inc.*	440	49,500
Archer-Daniels-Midland Co.	628	47,364
Organon & Co.	2,713	47,098
Hackett Group, Inc.	1,943	45,835
Alarm.com Holdings, Inc.*	638	39,007
Alkermes plc*	1,277	35,769
Voyager Therapeutics, Inc.*	4,552	35,278
Total Consumer, Non-cyclical		4,047,808

Industrial - 17.2%
Schneider National, Inc. — Class B	6,591	182,505
Illinois Tool Works, Inc.	786	181,024
ITT, Inc.	1,839	180,056
UFP Industries, Inc.	1,754	179,609
Apogee Enterprises, Inc.	3,755	176,785
Watts Water Technologies, Inc. — Class A	1,009	174,375
Donaldson Company, Inc.	2,910	173,552
Hub Group, Inc. — Class A*	2,176	170,903
Snap-on, Inc.	647	165,024
Masco Corp.	3,046	162,809
Simpson Manufacturing Company, Inc.	1,030	154,304
Boise Cascade Co.	1,497	154,251
TE Connectivity Ltd.	1,166	144,036
Valmont Industries, Inc.	599	143,886
Acuity Brands, Inc.	839	142,890
Sturm Ruger & Company, Inc.	2,540	132,385
Mueller Industries, Inc.	1,750	131,530
CH Robinson Worldwide, Inc.	1,145	98,619
Northrop Grumman Corp.	215	94,641
Insteel Industries, Inc.	2,572	83,487
Argan, Inc.	1,690	76,929
Encore Wire Corp.	414	75,539
Owens Corning	553	75,435
Fortune Brands Innovations, Inc.	1,148	71,360
Sanmina Corp.*	1,279	69,424
Landstar System, Inc.	392	69,360
Teekay Corp.*	11,160	68,857
Expeditors International of Washington, Inc.	546	62,588
Keysight Technologies, Inc.*	460	60,862
Ardmore Shipping Corp.	4,243	55,201
International Seaways, Inc.	1,172	52,740
Scorpio Tankers, Inc.	974	52,713
AGCO Corp.	413	48,850
Builders FirstSource, Inc.*	359	44,692
Union Pacific Corp.	212	43,170
Agilent Technologies, Inc.	367	41,038
Lindsay Corp.	301	35,422
Total Industrial		4,030,851
Consumer, Cyclical - 11.6%
Home Depot, Inc.	667	201,541
TJX Companies, Inc.	2,154	191,448
MSC Industrial Direct Company, Inc. — Class A	1,895	185,994
Polaris, Inc.	1,693	176,309
Boyd Gaming Corp.	2,575	156,637
Lennar Corp. — Class A	1,309	146,909
Allison Transmission Holdings, Inc.	2,432	143,634
KB Home	2,404	111,257
Tri Pointe Homes, Inc.*	4,014	109,783
Ulta Beauty, Inc.*	270	107,851
M/I Homes, Inc.*	1,192	100,176
Steven Madden Ltd.	3,027	96,168
Walmart, Inc.	580	92,759
Murphy USA, Inc.	252	86,116
Brunswick Corp.	1,077	85,083
BorgWarner, Inc.	2,034	82,113
PulteGroup, Inc.	1,057	78,271
Monarch Casino & Resort, Inc.	1,255	77,936
Gentex Corp.	2,315	75,330
Ethan Allen Interiors, Inc.	2,132	63,747
Taylor Morrison Home Corp. — Class A*	1,466	62,466
Meritage Homes Corp.	464	56,789
Malibu Boats, Inc. — Class A*	1,099	53,873
MasterCraft Boat Holdings, Inc.*	1,964	43,640
Skechers USA, Inc. — Class A*	778	38,083
DR Horton, Inc.	350	37,614
Everi Holdings, Inc.*	2,534	33,499
Tesla, Inc.*	130	32,529
Total Consumer, Cyclical		2,727,555
Communications - 10.4%
Verizon Communications, Inc.	5,852	189,663
VeriSign, Inc.*	905	183,290
Omnicom Group, Inc.	2,329	173,464
F5, Inc.*	988	159,206
Booking Holdings, Inc.*	47	144,946
Yelp, Inc. — Class A*	3,447	143,361
Alphabet, Inc. — Class C*	1,053	138,838

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 91.3% (continued)
Communications - 10.4% (continued)
AT&T, Inc.	9,185	$137,959
Cisco Systems, Inc.	2,159	116,068
IDT Corp. — Class B*	4,591	101,231
Juniper Networks, Inc.	3,586	99,655
A10 Networks, Inc.	6,520	97,996
InterDigital, Inc.	1,108	88,906
Amazon.com, Inc.*	686	87,204
Ziff Davis, Inc.*	1,278	81,396
Ooma, Inc.*	5,100	66,351
New York Times Co. — Class A	1,532	63,119
Gogo, Inc.*	4,693	55,987
GoDaddy, Inc. — Class A*	704	52,434
Fox Corp. — Class A	1,651	51,511
eBay, Inc.	1,016	44,795
Meta Platforms, Inc. — Class A*	148	44,431
HealthStream, Inc.	1,978	42,685
NETGEAR, Inc.*	3,123	39,319
Ciena Corp.*	761	35,965
Total Communications		2,439,780
Technology - 10.0%
Microsoft Corp.	831	262,388
Apple, Inc.	1,489	254,932
International Business Machines Corp.	1,173	164,572
Hewlett Packard Enterprise Co.	8,494	147,541
NVIDIA Corp.	292	127,017
Progress Software Corp.	2,396	125,982
Kulicke & Soffa Industries, Inc.	2,477	120,457
Dropbox, Inc. — Class A*	4,127	112,378
Amdocs Ltd.	1,221	103,162
NextGen Healthcare, Inc.*	3,511	83,316
QUALCOMM, Inc.	741	82,295
Intuit, Inc.	152	77,663
NetApp, Inc.	932	70,720
Synaptics, Inc.*	676	60,461
Zoom Video Communications, Inc. — Class A*	850	59,449
Photronics, Inc.*	2,937	59,357
Immersion Corp.	8,790	58,102
Salesforce, Inc.*	286	57,995
Veradigm, Inc.*	3,852	50,615
Cognizant Technology Solutions Corp. — Class A	642	43,489
Diodes, Inc.*	525	41,391
Box, Inc. — Class A*	1,647	39,874
Akamai Technologies, Inc.*	355	37,822
Broadcom, Inc.	43	35,715
Autodesk, Inc.*	169	34,968
Applied Materials, Inc.	241	33,366
Total Technology		2,345,027
Financial - 9.4%
Equity Commonwealth REIT	9,747	179,052
MGIC Investment Corp.	10,716	178,850
Essent Group Ltd.	3,732	176,486
Aflac, Inc.	1,800	138,150
Western Union Co.	9,986	131,615
Preferred Bank/Los Angeles CA	2,105	131,036
Mr Cooper Group, Inc.*	2,398	128,437
Globe Life, Inc.	1,138	123,735
Fulton Financial Corp.	9,672	117,128
Citizens Financial Group, Inc.	3,165	84,822
M&T Bank Corp.	613	77,514
Cathay General Bancorp	2,115	73,517
S&T Bancorp, Inc.	2,713	73,468
Enact Holdings, Inc.	2,692	73,303
Independent Bank Corp.	1,445	70,935
Capital One Financial Corp.	727	70,555
NMI Holdings, Inc. — Class A*	2,486	67,346
International Bancshares Corp.	1,369	59,333
East West Bancorp, Inc.	1,078	56,821
OFG Bancorp	1,761	52,584
Southside Bancshares, Inc.	1,820	52,234
Enova International, Inc.*	973	49,497
Berkshire Hathaway, Inc. — Class B*	103	36,081
Total Financial		2,202,499
Energy - 7.7%
Exxon Mobil Corp.	2,015	236,924
Chord Energy Corp.	1,128	182,815
Chesapeake Energy Corp.	2,094	180,566
Occidental Petroleum Corp.	2,396	155,452
Valero Energy Corp.	803	113,793
CNX Resources Corp.*	4,702	106,171
Chevron Corp.	623	105,050
Magnolia Oil & Gas Corp. — Class A	4,316	98,879
Coterra Energy, Inc. — Class A	3,513	95,027
Marathon Petroleum Corp.	565	85,507
Par Pacific Holdings, Inc.*	2,294	82,446
Cheniere Energy, Inc.	479	79,495
Southwestern Energy Co.*	12,309	79,393
SandRidge Energy, Inc.	3,324	52,054
PBF Energy, Inc. — Class A	896	47,963
Range Resources Corp.	1,424	46,152
Equities Corp.	1,107	44,922
Total Energy		1,792,609
Utilities - 5.9%
OGE Energy Corp.	5,581	186,015
WEC Energy Group, Inc.	2,286	184,137
Public Service Enterprise Group, Inc.	3,200	182,112
National Fuel Gas Co.	3,391	176,027
Consolidated Edison, Inc.	2,031	173,711
Atmos Energy Corp.	1,594	168,852
American Water Works Company, Inc.	980	121,354
Chesapeake Utilities Corp.	984	96,186
ONE Gas, Inc.	836	57,082
Clearway Energy, Inc. — Class C	2,047	43,315
Total Utilities		1,388,791
Basic Materials - 1.8%
NewMarket Corp.	400	182,016
Olin Corp.	3,349	167,383
CF Industries Holdings, Inc.	564	48,358
Albemarle Corp.	206	35,028
Total Basic Materials		432,785
Total Common Stocks
(Cost $21,189,388)		21,407,705

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MONEY MARKET FUND† - 1.7%
Invesco Treasury Obligations Portfolio, 5.22%[1]	402,860	$402,860
Total Money Market Fund
(Cost $402,860)		402,860
Total Investments - 93.0%
(Cost $21,592,248)		$21,810,565
Other Assets & Liabilities, net - 7.0%		1,631,719
Total Net Assets - 100.0%		$23,442,284

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/27/24	$9,882,070	$104,766

Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	9,882,060	103,925

						$19,764,130	$208,691

OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	11/27/24	$12,649,273	$815,665
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	12,649,263	811,615
						$25,298,536	$1,627,280

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,407,705	$—	$—	$21,407,705
Money Market Fund	402,860	—	—	402,860
Equity Custom Basket Swap Agreements**	—	1,835,971	—	1,835,971
Total Assets	$21,810,565	$1,835,971	$—	$23,646,536

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Swap Holdings (Unaudited)	September 30, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Preferred Bank/Los Angeles CA	971	0.61%	$15,582
MGIC Investment Corp.	4,946	0.84%	11,348
NMI Holdings, Inc. — Class A	1,147	0.31%	8,536
Essent Group Ltd.	1,722	0.82%	7,986
Mr Cooper Group, Inc.	1,107	0.60%	4,770
Western Union Co.	4,609	0.61%	4,468
Aflac, Inc.	831	0.65%	2,248
M&T Bank Corp.	283	0.36%	1,265
OFG Bancorp	813	0.25%	(117)
International Bancshares Corp.	632	0.28%	(406)
East West Bancorp, Inc.	498	0.27%	(424)
Berkshire Hathaway, Inc. — Class B	47	0.17%	(444)
Enova International, Inc.	449	0.23%	(812)
Enact Holdings, Inc.	1,242	0.34%	(972)
Capital One Financial Corp.	336	0.33%	(1,144)
Citizens Financial Group, Inc.	1,461	0.40%	(1,318)
S&T Bancorp, Inc.	1,252	0.34%	(2,263)
Globe Life, Inc.	525	0.58%	(2,845)
Cathay General Bancorp	976	0.34%	(3,465)
Southside Bancshares, Inc.	840	0.24%	(5,551)
Independent Bank Corp.	667	0.33%	(6,440)
Fulton Financial Corp.	4,464	0.55%	(9,557)
Equity Commonwealth	4,499	0.84%	(9,889)
Total Financial			10,556
Industrial
Boise Cascade Co.	691	0.74%	16,551
Mueller Industries, Inc.	808	0.61%	12,701
UFP Industries, Inc.	809	0.84%	10,429
Simpson Manufacturing Company, Inc.	476	0.72%	9,881
Snap-on, Inc.	299	0.77%	9,258
ITT, Inc.	849	0.84%	9,183
Donaldson Company, Inc.	1,343	0.81%	7,238
International Seaways, Inc.	541	0.25%	4,757
Argan, Inc.	780	0.36%	4,555
Scorpio Tankers, Inc.	450	0.25%	3,522
Encore Wire Corp.	191	0.35%	3,168
Builders FirstSource, Inc.	166	0.21%	2,325
Ardmore Shipping Corp.	1,958	0.26%	1,779
Northrop Grumman Corp.	99	0.44%	327
Sanmina Corp.	590	0.32%	143
Expeditors International of Washington, Inc.	252	0.29%	80
Landstar System, Inc.	181	0.32%	(222)
CH Robinson Worldwide, Inc.	528	0.46%	(796)
Teekay Corp.	5,151	0.32%	(985)
Acuity Brands, Inc.	387	0.67%	(1,066)
Schneider National, Inc. — Class B	3,042	0.85%	(1,138)
Owens Corning	255	0.35%	(1,269)
Apogee Enterprises, Inc.	1,733	0.83%	(1,798)
Insteel Industries, Inc.	1,187	0.39%	(1,838)
AGCO Corp.	191	0.23%	(1,918)
Agilent Technologies, Inc.	169	0.19%	(2,435)
Union Pacific Corp.	98	0.20%	(2,743)
Valmont Industries, Inc.	276	0.67%	(3,485)
Masco Corp.	1,406	0.76%	(4,002)
Fortune Brands Innovations, Inc.	530	0.33%	(4,076)
Sturm Ruger & Company, Inc.	1,172	0.62%	(4,157)
Lindsay Corp.	139	0.17%	(4,359)
Illinois Tool Works, Inc.	363	0.85%	(4,576)
Watts Water Technologies, Inc. — Class A	466	0.81%	(5,005)
Keysight Technologies, Inc.	212	0.28%	(5,143)
TE Connectivity Ltd.	538	0.67%	(7,016)
Hub Group, Inc. — Class A	1,004	0.80%	(7,188)
Total Industrial			30,682
Communications
Alphabet, Inc. — Class C	486	0.65%	36,331
Meta Platforms, Inc. — Class A	68	0.21%	12,079
Cisco Systems, Inc.	996	0.54%	10,543
Booking Holdings, Inc.	22	0.69%	6,070
Amazon.com, Inc.	317	0.41%	3,959
NETGEAR, Inc.	1,441	0.18%	1,117
A10 Networks, Inc.	3,009	0.46%	433
eBay, Inc.	469	0.21%	120
Fox Corp. — Class A	762	0.24%	(230)
GoDaddy, Inc. — Class A	325	0.24%	(312)
F5, Inc.	456	0.74%	(444)
Ciena Corp.	351	0.17%	(609)
HealthStream, Inc.	913	0.20%	(1,137)
Ziff Davis, Inc.	590	0.38%	(1,422)
Juniper Networks, Inc.	1,655	0.47%	(1,645)
AT&T, Inc.	4,239	0.64%	(1,830)
New York Times Co. — Class A	707	0.29%	(2,247)
InterDigital, Inc.	511	0.41%	(2,566)
IDT Corp. — Class B	2,119	0.47%	(3,162)
Ooma, Inc.	2,354	0.31%	(3,792)
Yelp, Inc. — Class A	1,591	0.67%	(3,926)
VeriSign, Inc.	418	0.86%	(8,582)
Verizon Communications, Inc.	2,701	0.89%	(10,526)
Gogo, Inc.	2,166	0.26%	(10,657)
Omnicom Group, Inc.	1,075	0.81%	(11,944)
Total Communications			5,621
Consumer, Non-cyclical
H&R Block, Inc.	1,791	0.78%	20,153
Perdoceo Education Corp.	2,739	0.47%	17,888
Amgen, Inc.	357	0.97%	13,043
Exelixis, Inc.	3,387	0.75%	11,839
Dynavax Technologies Corp.	2,801	0.42%	7,895
Hackett Group, Inc.	897	0.21%	3,929
Eli Lilly & Co.	44	0.24%	3,816
UnitedHealth Group, Inc.	72	0.37%	1,762
Molina Healthcare, Inc.	117	0.39%	1,750
Innoviva, Inc.	4,709	0.62%	1,732
United Therapeutics Corp.	383	0.88%	1,077

Swap Holdings (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Humana, Inc.	189	0.93%	$847
Alarm.com Holdings, Inc.	295	0.18%	828
Neurocrine Biosciences, Inc.	203	0.23%	528
Alkermes plc	589	0.17%	188
Philip Morris International, Inc.	549	0.51%	(480)
Archer-Daniels-Midland Co.	290	0.22%	(552)
Elevance Health, Inc.	66	0.29%	(1,115)
PayPal Holdings, Inc.	452	0.27%	(1,191)
John B Sanfilippo & Son, Inc.	272	0.27%	(1,334)
Gilead Sciences, Inc.	1,224	0.93%	(1,737)
Korn Ferry	814	0.39%	(2,005)
Altria Group, Inc.	1,388	0.59%	(2,772)
Voyager Therapeutics, Inc.	2,101	0.16%	(3,435)
Organon & Co.	1,252	0.22%	(3,479)
Procter & Gamble Co.	589	0.87%	(3,630)
Heidrick & Struggles International, Inc.	1,567	0.40%	(3,907)
Envista Holdings Corp.	1,132	0.32%	(4,098)
Bristol-Myers Squibb Co.	1,528	0.90%	(7,352)
Abbott Laboratories	935	0.92%	(9,518)
Hologic, Inc.	1,169	0.82%	(9,677)
Merck & Company, Inc.	930	0.97%	(10,218)
Incyte Corp.	981	0.57%	(10,299)
Pfizer, Inc.	2,596	0.87%	(11,183)
Royalty Pharma plc — Class A	2,913	0.80%	(28,222)
Total Consumer, Non-cyclical			(28,929)
Technology
Apple, Inc.	687	1.19%	59,354
Microsoft Corp.	383	1.22%	44,934
NextGen Healthcare, Inc.	1,687	0.41%	12,078
NetApp, Inc.	430	0.33%	11,276
Akamai Technologies, Inc.	164	0.18%	2,651
Diodes, Inc.	242	0.19%	2,606
Veradigm, Inc.	1,778	0.24%	2,385
Applied Materials, Inc.	111	0.16%	529
Synaptics, Inc.	312	0.28%	412
Autodesk, Inc.	78	0.16%	248
NVIDIA Corp.	135	0.59%	(336)
Dropbox, Inc. — Class A	1,905	0.52%	(578)
Broadcom, Inc.	20	0.17%	(769)
Cognizant Technology Solutions Corp. — Class A	296	0.20%	(1,044)
Hewlett Packard Enterprise Co.	3,920	0.69%	(1,146)
Zoom Video Communications, Inc. — Class A	392	0.28%	(1,415)
Immersion Corp.	4,057	0.27%	(1,593)
Photronics, Inc.	1,355	0.28%	(1,935)
QUALCOMM, Inc.	342	0.38%	(2,109)
Salesforce, Inc.	132	0.27%	(2,362)
Amdocs Ltd.	564	0.48%	(2,425)
International Business Machines Corp.	542	0.77%	(2,479)
Intuit, Inc.	70	0.36%	(2,672)
Box, Inc. — Class A	760	0.19%	(3,602)
Kulicke & Soffa Industries, Inc.	1,143	0.56%	(4,924)
Progress Software Corp.	1,106	0.59%	(5,047)
Total Technology			102,037
Basic Materials
NewMarket Corp.	184	0.85%	18,022
CF Industries Holdings, Inc.	260	0.23%	4,402
Albemarle Corp.	95	0.16%	(1,806)
Olin Corp.	1,546	0.78%	(10,427)
Total Basic Materials			10,191
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,123	0.67%	17,037
MSC Industrial Direct Company, Inc. — Class A	875	0.87%	7,663
Gentex Corp.	1,068	0.35%	4,507
Murphy USA, Inc.	116	0.40%	4,313
Brunswick Corp.	497	0.40%	3,439
Taylor Morrison Home Corp. — Class A	676	0.29%	2,386
Boyd Gaming Corp.	1,188	0.73%	1,050
Skechers USA, Inc. — Class A	359	0.18%	11
BorgWarner, Inc.	939	0.38%	(218)
Walmart, Inc.	268	0.43%	(480)
Ulta Beauty, Inc.	125	0.51%	(1,257)
DR Horton, Inc.	162	0.18%	(1,270)
Everi Holdings, Inc.	1,170	0.16%	(1,598)
Tesla, Inc.	60	0.15%	(1,700)
TJX Companies, Inc.	994	0.89%	(1,894)
Meritage Homes Corp.	214	0.27%	(2,255)
PulteGroup, Inc.	488	0.37%	(2,348)
Malibu Boats, Inc. — Class A	507	0.25%	(2,491)
Steven Madden Ltd.	1,397	0.45%	(2,661)
KB Home	1,110	0.52%	(2,888)
Monarch Casino & Resort, Inc.	579	0.36%	(3,276)
Ethan Allen Interiors, Inc.	984	0.30%	(3,568)
Tri Pointe Homes, Inc.	1,853	0.51%	(3,674)
Lennar Corp. — Class A	604	0.69%	(3,704)
MasterCraft Boat Holdings, Inc.	906	0.20%	(4,419)
M/I Homes, Inc.	550	0.47%	(5,565)
Home Depot, Inc.	308	0.94%	(7,624)
Polaris, Inc.	782	0.82%	(11,268)
Total Consumer, Cyclical			(23,752)
Utilities
WEC Energy Group, Inc.	1,055	0.86%	(1,629)
ONE Gas, Inc.	386	0.27%	(1,763)
Clearway Energy, Inc. — Class C	945	0.20%	(3,601)
National Fuel Gas Co.	1,565	0.82%	(4,201)
Atmos Energy Corp.	736	0.79%	(6,374)
Consolidated Edison, Inc.	937	0.81%	(6,636)
Public Service Enterprise Group, Inc.	1,477	0.85%	(6,916)
American Water Works Company, Inc.	452	0.57%	(8,636)
Chesapeake Utilities Corp.	454	0.45%	(9,225)
OGE Energy Corp.	2,576	0.87%	(13,600)
Total Utilities			(62,581)

Swap Holdings (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Energy
Exxon Mobil Corp.	930	1.11%	$22,181
Marathon Petroleum Corp.	261	0.40%	14,008
Valero Energy Corp.	370	0.53%	11,923
PBF Energy, Inc. — Class A	413	0.22%	6,957
Chevron Corp.	287	0.49%	5,304
Cheniere Energy, Inc.	221	0.37%	4,818
Magnolia Oil & Gas Corp. — Class A	1,992	0.46%	1,218
Par Pacific Holdings, Inc.	1,059	0.39%	482
CNX Resources Corp.	2,170	0.50%	428
Range Resources Corp.	657	0.22%	235
Occidental Petroleum Corp.	1,106	0.73%	75
SandRidge Energy, Inc.	1,534	0.24%	(888)
Equities Corp.	511	0.21%	(992)
Chord Energy Corp.	521	0.85%	(1,016)
Southwestern Energy Co.	5,681	0.37%	(1,123)
Coterra Energy, Inc. — Class A	1,621	0.44%	(1,464)
Chesapeake Energy Corp.	966	0.84%	(2,046)
Total Energy			60,100
Total GS Equity Long Custom Basket			$103,925

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Chefs' Warehouse, Inc.	2,799	(0.47)%	22,077
Cooper Companies, Inc.	431	(1.08)%	17,792
Utz Brands, Inc.	6,565	(0.70)%	17,460
Equifax, Inc.	604	(0.87)%	13,506
ICU Medical, Inc.	586	(0.55)%	11,451
ABM Industries, Inc.	1,334	(0.42)%	10,224
ManpowerGroup, Inc.	780	(0.45)%	9,452
TreeHouse Foods, Inc.	3,496	(1.20)%	9,429
TransUnion	1,507	(0.86)%	8,433
Bright Horizons Family Solutions, Inc.	716	(0.46)%	7,544
Pilgrim's Pride Corp.	5,884	(1.06)%	7,338
Matthews International Corp. — Class A	1,031	(0.32)%	5,759
Cintas Corp.	302	(1.15)%	4,785
Automatic Data Processing, Inc.	434	(0.83)%	3,440
CBIZ, Inc.	2,064	(0.85)%	3,262
Tyson Foods, Inc. — Class A	2,896	(1.16)%	3,217
Neogen Corp.	1,625	(0.24)%	(908)
Booz Allen Hamilton Holding Corp.	1,005	(0.87)%	(1,673)
RB Global, Inc.	2,775	(1.37)%	(4,882)
ICF International, Inc.	731	(0.70)%	(12,010)
Total Consumer, Non-cyclical			135,696
Financial
Sun Communities, Inc.	1,488	(1.39)%	57,353
American Tower Corp. — Class A	956	(1.24)%	47,262
Outfront Media, Inc.	7,514	(0.60)%	44,473
Healthcare Realty Trust, Inc.	6,016	(0.73)%	34,149
Kennedy-Wilson Holdings, Inc.	11,022	(1.28)%	32,597
Rexford Industrial Realty, Inc.	2,394	(0.93)%	28,664
Raymond James Financial, Inc.	1,545	(1.23)%	20,172
Americold Realty Trust, Inc.	4,686	(1.13)%	18,887
Equinix, Inc.	202	(1.16)%	16,783
UMH Properties, Inc.	10,807	(1.20)%	15,038
TFS Financial Corp.	11,917	(1.11)%	14,501
Alexander & Baldwin, Inc.	7,145	(0.95)%	13,944
Crown Castle, Inc.	846	(0.62)%	13,000
Jones Lang LaSalle, Inc.	864	(0.96)%	10,272
SLM Corp.	4,496	(0.48)%	9,447
Pathward Financial, Inc.	1,795	(0.65)%	9,134
New York Mortgage Trust, Inc.	9,531	(0.64)%	7,063
NU Holdings Limited/Cayman Islands — Class A	11,723	(0.67)%	6,048
Merchants Bancorp	2,281	(0.50)%	5,801
Carlyle Group, Inc.	3,229	(0.77)%	5,784
Northern Trust Corp.	1,075	(0.59)%	5,709
Stellar Bancorp, Inc.	2,781	(0.47)%	5,439
Equitable Holdings, Inc.	2,090	(0.47)%	5,366
Starwood Property Trust, Inc.	5,116	(0.78)%	4,766
Popular, Inc.	2,074	(1.03)%	4,629
Dynex Capital, Inc.	4,802	(0.45)%	3,463
BOK Financial Corp.	1,339	(0.85)%	3,004
Annaly Capital Management, Inc.	3,377	(0.50)%	2,539
Equity LifeStyle Properties, Inc.	1,193	(0.60)%	2,042
Hanover Insurance Group, Inc.	1,028	(0.90)%	1,944
PotlatchDeltic Corp.	2,778	(1.00)%	1,788
Assured Guaranty Ltd.	1,270	(0.61)%	1,021
AGNC Investment Corp.	8,225	(0.61)%	373
Brighthouse Financial, Inc.	2,589	(1.00)%	(156)
First Financial Bancorp	2,802	(0.43)%	(323)
Progressive Corp.	437	(0.48)%	(496)
Ventas, Inc.	3,620	(1.21)%	(640)
Apollo Global Management, Inc.	836	(0.59)%	(2,099)
Allstate Corp.	1,350	(1.19)%	(4,906)
PennyMac Financial Services, Inc.	1,557	(0.82)%	(5,401)
Welltower, Inc.	1,831	(1.19)%	(8,883)
KKR & Company, Inc. — Class A	2,902	(1.41)%	(16,473)
Iron Mountain, Inc.	2,778	(1.31)%	(16,727)
Total Financial			396,351
Utilities
AES Corp.	10,238	(1.23)%	55,268
Avista Corp.	4,683	(1.20)%	44,153
Portland General Electric Co.	4,149	(1.33)%	25,493
California Water Service Group	1,796	(0.67)%	16,472
PG&E Corp.	10,747	(1.37)%	12,455

Swap Holdings (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Edison International	2,600	(1.30)%	$12,212
Exelon Corp.	4,387	(1.31)%	8,388
Spire, Inc.	2,789	(1.25)%	4,595
FirstEnergy Corp.	5,052	(1.37)%	3,911
Duke Energy Corp.	1,987	(1.39)%	(3,079)
Total Utilities			179,868
Basic Materials
Hecla Mining Co.	19,023	(0.58)%	29,065
Piedmont Lithium, Inc.	1,480	(0.46)%	14,128
Alcoa Corp.	3,437	(0.79)%	13,193
Royal Gold, Inc.	840	(0.71)%	11,937
Avient Corp.	1,847	(0.52)%	8,103
Ecolab, Inc.	602	(0.81)%	7,339
Novagold Resources, Inc.	22,251	(0.68)%	5,673
Kaiser Aluminum Corp.	1,532	(0.91)%	2,926
Compass Minerals International, Inc.	1,670	(0.37)%	1,647
Century Aluminum Co.	6,406	(0.36)%	1,382
Axalta Coating Systems Ltd.	2,729	(0.58)%	738
Mercer International, Inc.	7,541	(0.51)%	(439)
Carpenter Technology Corp.	1,792	(0.95)%	(43,371)
Total Basic Materials			52,321
Energy
Baker Hughes Co.	2,551	(0.71)%	1,735
Archrock, Inc.	6,622	(0.66)%	362
Halliburton Co.	3,846	(1.23)%	(891)
Expro Group Holdings N.V.	2,557	(0.47)%	(1,087)
NOV, Inc.	5,982	(0.99)%	(2,529)
TechnipFMC plc	4,832	(0.78)%	(5,375)
Helix Energy Solutions Group, Inc.	5,298	(0.47)%	(8,396)
Valaris Ltd.	827	(0.49)%	(12,214)
Noble Corporation plc	1,103	(0.44)%	(13,511)
Hess Corp.	1,102	(1.33)%	(27,329)
Total Energy			(69,235)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	6,213	(1.09)%	28,808
UniFirst Corp.	624	(0.80)%	19,826
Topgolf Callaway Brands Corp.	5,493	(0.60)%	16,428
LGI Homes, Inc.	608	(0.48)%	11,765
Shake Shack, Inc. — Class A	949	(0.44)%	9,746
Floor & Decor Holdings, Inc. — Class A	975	(0.70)%	5,588
Life Time Group Holdings, Inc.	2,121	(0.26)%	3,469
VF Corp.	5,491	(0.77)%	2,345
OPENLANE, Inc.	3,832	(0.45)%	856
Newell Brands, Inc.	6,628	(0.47)%	(1,177)
MarineMax, Inc.	1,753	(0.45)%	(1,190)
Total Consumer, Cyclical			96,464
Industrial
MasTec, Inc.	688	(0.39)%	15,024
3M Co.	1,065	(0.79)%	14,953
GATX Corp.	1,059	(0.91)%	11,237
Republic Services, Inc. — Class A	663	(0.75)%	4,661
Trinity Industries, Inc.	3,437	(0.66)%	(1,717)
Stericycle, Inc.	2,128	(0.75)%	(2,478)
Jacobs Solutions, Inc.	610	(0.66)%	(2,660)
GXO Logistics, Inc.	1,232	(0.57)%	(4,239)
Tetra Tech, Inc.	581	(0.70)%	(5,404)
Casella Waste Systems, Inc. — Class A	1,350	(0.81)%	(6,086)
MSA Safety, Inc.	537	(0.67)%	(11,865)
Total Industrial			11,426
Technology
Science Applications International Corp.	1,514	(1.26)%	12,253
Evolent Health, Inc. — Class A	2,408	(0.52)%	7,924
KBR, Inc.	2,241	(1.04)%	5,309
Take-Two Interactive Software, Inc.	601	(0.67)%	(155)
Paycor HCM, Inc.	4,418	(0.80)%	(783)
Ceridian HCM Holding, Inc.	1,134	(0.61)%	(9,128)
Total Technology			15,420
Communications
DoorDash, Inc. — Class A	583	(0.37)%	(6,696)
Total GS Equity Short Custom Basket			$811,615

Swap Holdings (Unaudited)	September 30, 2023

MS EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Preferred Bank/Los Angeles CA	971	0.61%	$15,564
MGIC Investment Corp.	4,946	0.84%	11,340
NMI Holdings, Inc. — Class A	1,147	0.31%	8,483
Essent Group Ltd.	1,722	0.82%	7,946
Mr Cooper Group, Inc.	1,107	0.60%	4,646
Western Union Co.	4,609	0.61%	4,303
Aflac, Inc.	831	0.65%	2,284
M&T Bank Corp.	283	0.36%	1,259
OFG Bancorp	813	0.25%	(97)
International Bancshares Corp.	632	0.28%	(397)
East West Bancorp, Inc.	498	0.27%	(441)
Berkshire Hathaway, Inc. — Class B	47	0.17%	(486)
Enova International, Inc.	449	0.23%	(752)
Enact Holdings, Inc.	1,242	0.34%	(974)
Capital One Financial Corp.	336	0.33%	(1,183)
Citizens Financial Group, Inc.	1,461	0.40%	(1,375)
S&T Bancorp, Inc.	1,252	0.34%	(2,258)
Globe Life, Inc.	525	0.58%	(2,967)
Cathay General Bancorp	976	0.34%	(3,481)
Southside Bancshares, Inc.	840	0.24%	(5,477)
Independent Bank Corp.	667	0.33%	(6,404)
Fulton Financial Corp.	4,464	0.55%	(9,565)
Equity Commonwealth	4,499	0.84%	(9,848)
Total Financial			10,120
Industrial
Boise Cascade Co.	691	0.73%	16,524
Mueller Industries, Inc.	808	0.61%	12,572
UFP Industries, Inc.	809	0.84%	10,411
Simpson Manufacturing Company, Inc.	476	0.72%	9,839
Snap-on, Inc.	299	0.77%	9,288
ITT, Inc.	849	0.84%	8,967
Donaldson Company, Inc.	1,343	0.81%	7,042
International Seaways, Inc.	541	0.25%	4,777
Argan, Inc.	780	0.36%	4,578
Scorpio Tankers, Inc.	450	0.25%	3,517
Encore Wire Corp.	191	0.35%	3,181
Builders FirstSource, Inc.	166	0.21%	2,219
Ardmore Shipping Corp.	1,958	0.26%	1,843
Northrop Grumman Corp.	99	0.44%	311
Sanmina Corp.	590	0.32%	108
Expeditors International of Washington, Inc.	252	0.29%	80
Landstar System, Inc.	181	0.32%	(185)
CH Robinson Worldwide, Inc.	528	0.46%	(810)
Teekay Corp.	5,151	0.32%	(821)
Acuity Brands, Inc.	387	0.67%	(1,197)
Schneider National, Inc. — Class B	3,042	0.85%	(1,215)
Owens Corning	255	0.35%	(1,403)
Apogee Enterprises, Inc.	1,733	0.83%	(1,751)
Insteel Industries, Inc.	1,187	0.39%	(1,756)
AGCO Corp.	191	0.23%	(1,904)
Agilent Technologies, Inc.	169	0.19%	(2,359)
Union Pacific Corp.	98	0.20%	(2,726)
Valmont Industries, Inc.	276	0.67%	(3,396)
Masco Corp.	1,406	0.76%	(3,770)
Fortune Brands Innovations, Inc.	530	0.33%	(4,001)
Sturm Ruger & Company, Inc.	1,172	0.62%	(4,125)
Lindsay Corp.	139	0.17%	(4,382)
Illinois Tool Works, Inc.	363	0.85%	(4,749)
Watts Water Technologies, Inc. — Class A	466	0.81%	(5,040)
Keysight Technologies, Inc.	212	0.28%	(5,124)
TE Connectivity Ltd.	538	0.67%	(6,977)
Hub Group, Inc. — Class A	1,004	0.80%	(7,154)
Total Industrial			30,412
Communications
Alphabet, Inc. — Class C	486	0.65%	34,929
Meta Platforms, Inc. — Class A	68	0.21%	12,089
Cisco Systems, Inc.	996	0.54%	10,444
Booking Holdings, Inc.	22	0.69%	5,970
Amazon.com, Inc.	317	0.41%	3,932
NETGEAR, Inc.	1,441	0.18%	1,117
A10 Networks, Inc.	3,009	0.46%	496
eBay, Inc.	469	0.21%	139
Fox Corp. — Class A	762	0.24%	(199)
GoDaddy, Inc. — Class A	325	0.24%	(327)
F5, Inc.	456	0.74%	(518)
Ciena Corp.	351	0.17%	(597)
HealthStream, Inc.	913	0.20%	(1,102)
Ziff Davis, Inc.	590	0.38%	(1,449)
Juniper Networks, Inc.	1,655	0.47%	(1,577)
AT&T, Inc.	4,239	0.64%	(1,814)
New York Times Co. — Class A	707	0.29%	(2,307)
InterDigital, Inc.	511	0.41%	(2,611)
IDT Corp. — Class B	2,119	0.47%	(3,116)
Ooma, Inc.	2,354	0.31%	(3,760)
Yelp, Inc. — Class A	1,591	0.67%	(3,795)
VeriSign, Inc.	418	0.86%	(8,581)
Verizon Communications, Inc.	2,701	0.89%	(10,358)
Gogo, Inc.	2,166	0.26%	(10,606)
Omnicom Group, Inc.	1,075	0.81%	(12,085)
Total Communications			4,314
Consumer, Non-cyclical
H&R Block, Inc.	1,791	0.78%	20,304
Perdoceo Education Corp.	2,739	0.47%	17,944
Amgen, Inc.	357	0.97%	12,962
Exelixis, Inc.	3,387	0.75%	11,802
Dynavax Technologies Corp.	2,801	0.42%	7,867
Hackett Group, Inc.	897	0.21%	3,939
Eli Lilly & Co.	44	0.24%	3,830
Molina Healthcare, Inc.	117	0.39%	1,858
UnitedHealth Group, Inc.	72	0.37%	1,824
Innoviva, Inc.	4,709	0.62%	1,771
Humana, Inc.	189	0.93%	1,204

Swap Holdings (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
United Therapeutics Corp.	383	0.88%	$930
Alarm.com Holdings, Inc.	295	0.18%	821
Neurocrine Biosciences, Inc.	203	0.23%	464
Alkermes plc	589	0.17%	198
Archer-Daniels-Midland Co.	290	0.22%	(545)
Philip Morris International, Inc.	549	0.51%	(568)
Elevance Health, Inc.	66	0.29%	(1,036)
PayPal Holdings, Inc.	452	0.27%	(1,185)
John B Sanfilippo & Son, Inc.	272	0.27%	(1,463)
Gilead Sciences, Inc.	1,224	0.93%	(1,958)
Korn Ferry	814	0.39%	(1,994)
Altria Group, Inc.	1,388	0.59%	(2,797)
Organon & Co.	1,252	0.22%	(3,340)
Voyager Therapeutics, Inc.	2,101	0.16%	(3,437)
Procter & Gamble Co.	589	0.87%	(3,660)
Heidrick & Struggles International, Inc.	1,567	0.40%	(4,002)
Envista Holdings Corp.	1,132	0.32%	(4,052)
Bristol-Myers Squibb Co.	1,528	0.90%	(7,383)
Abbott Laboratories	935	0.92%	(9,461)
Hologic, Inc.	1,169	0.82%	(9,556)
Merck & Company, Inc.	930	0.97%	(10,271)
Incyte Corp.	981	0.57%	(10,536)
Pfizer, Inc.	2,596	0.87%	(11,122)
Royalty Pharma plc — Class A	2,913	0.80%	(28,390)
Total Consumer, Non-cyclical			(29,038)
Technology
Apple, Inc.	687	1.20%	59,971
Microsoft Corp.	383	1.22%	47,347
NextGen Healthcare, Inc.	1,687	0.41%	12,075
NetApp, Inc.	430	0.33%	11,268
Akamai Technologies, Inc.	164	0.18%	2,654
Diodes, Inc.	242	0.19%	2,609
Veradigm, Inc.	1,778	0.24%	2,428
Applied Materials, Inc.	111	0.16%	546
Synaptics, Inc.	312	0.28%	375
Autodesk, Inc.	78	0.16%	267
NVIDIA Corp.	135	0.59%	(388)
Dropbox, Inc. — Class A	1,905	0.52%	(541)
Broadcom, Inc.	20	0.17%	(786)
Cognizant Technology Solutions Corp. — Class A	296	0.20%	(1,053)
Hewlett Packard Enterprise Co.	3,920	0.69%	(1,309)
Zoom Video Communications, Inc. — Class A	392	0.28%	(1,404)
Immersion Corp.	4,057	0.27%	(1,591)
Photronics, Inc.	1,355	0.28%	(1,987)
QUALCOMM, Inc.	342	0.38%	(2,072)
Salesforce, Inc.	132	0.27%	(2,329)
International Business Machines Corp.	542	0.77%	(2,415)
Amdocs Ltd.	564	0.48%	(2,431)
Intuit, Inc.	70	0.36%	(2,615)
Box, Inc. — Class A	760	0.19%	(3,596)
Kulicke & Soffa Industries, Inc.	1,143	0.56%	(4,970)
Progress Software Corp.	1,106	0.59%	(4,982)
Total Technology			105,071
Basic Materials
NewMarket Corp.	184	0.85%	17,974
CF Industries Holdings, Inc.	260	0.23%	4,332
Albemarle Corp.	95	0.16%	(1,894)
Olin Corp.	1,546	0.78%	(10,438)
Total Basic Materials			9,974
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,123	0.67%	17,083
MSC Industrial Direct Company, Inc. — Class A	875	0.87%	7,591
Gentex Corp.	1,068	0.35%	4,517
Murphy USA, Inc.	116	0.40%	4,344
Brunswick Corp.	497	0.40%	3,414
Taylor Morrison Home Corp. — Class A	676	0.29%	2,346
Boyd Gaming Corp.	1,188	0.73%	937
Skechers USA, Inc. — Class A	359	0.18%	17
BorgWarner, Inc.	939	0.38%	(143)
Walmart, Inc.	268	0.43%	(479)
Ulta Beauty, Inc.	125	0.51%	(1,251)
DR Horton, Inc.	162	0.18%	(1,285)
Everi Holdings, Inc.	1,170	0.16%	(1,594)
Tesla, Inc.	60	0.15%	(1,680)
TJX Companies, Inc.	994	0.89%	(1,811)
Meritage Homes Corp.	214	0.27%	(2,357)
PulteGroup, Inc.	488	0.37%	(2,442)
Malibu Boats, Inc. — Class A	507	0.25%	(2,447)
KB Home	1,110	0.52%	(2,615)
Steven Madden Ltd.	1,397	0.45%	(2,695)
Monarch Casino & Resort, Inc.	579	0.36%	(3,236)
Ethan Allen Interiors, Inc.	984	0.30%	(3,507)
Lennar Corp. — Class A	604	0.69%	(3,829)
Tri Pointe Homes, Inc.	1,853	0.51%	(3,905)
MasterCraft Boat Holdings, Inc.	906	0.20%	(4,411)
M/I Homes, Inc.	550	0.47%	(5,639)
Home Depot, Inc.	308	0.94%	(7,585)
Polaris, Inc.	782	0.82%	(11,210)
Total Consumer, Cyclical			(23,872)
Utilities
WEC Energy Group, Inc.	1,055	0.86%	(1,685)
ONE Gas, Inc.	386	0.27%	(1,838)
Clearway Energy, Inc. — Class C	945	0.20%	(3,586)
National Fuel Gas Co.	1,565	0.82%	(4,145)
Atmos Energy Corp.	736	0.79%	(6,490)
Consolidated Edison, Inc.	937	0.81%	(6,720)
Public Service Enterprise Group, Inc.	1,477	0.85%	(7,041)
American Water Works Company, Inc.	452	0.57%	(8,612)
Chesapeake Utilities Corp.	454	0.45%	(9,154)
OGE Energy Corp.	2,576	0.87%	(13,782)

Swap Holdings (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Utilities			$(63,053)
Energy
Exxon Mobil Corp.	930	1.11%	22,165
Marathon Petroleum Corp.	261	0.40%	13,980
Valero Energy Corp.	370	0.53%	11,959
PBF Energy, Inc. — Class A	413	0.22%	7,023
Chevron Corp.	287	0.49%	5,295
Cheniere Energy, Inc.	221	0.37%	4,887
Magnolia Oil & Gas Corp. — Class A	1,992	0.46%	1,263
CNX Resources Corp.	2,170	0.50%	651
Par Pacific Holdings, Inc.	1,059	0.39%	431
Range Resources Corp.	657	0.22%	276
Occidental Petroleum Corp.	1,106	0.73%	(9)
Equities Corp.	511	0.21%	(875)
Chord Energy Corp.	521	0.85%	(904)
SandRidge Energy, Inc.	1,534	0.24%	(907)
Southwestern Energy Co.	5,681	0.37%	(920)
Coterra Energy, Inc. — Class A	1,621	0.44%	(1,479)
Chesapeake Energy Corp.	966	0.84%	(1,998)
Total Energy			60,838
Total MS Equity Long Custom Basket			$104,766

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Chefs' Warehouse, Inc.	2,799	(0.47)%	21,778
Cooper Companies, Inc.	431	(1.08)%	17,452
Utz Brands, Inc.	6,565	(0.70)%	17,368
Equifax, Inc.	604	(0.87)%	12,995
ICU Medical, Inc.	586	(0.55)%	12,421
ABM Industries, Inc.	1,334	(0.42)%	10,266
TreeHouse Foods, Inc.	3,496	(1.20)%	10,032
ManpowerGroup, Inc.	780	(0.45)%	9,385
TransUnion	1,507	(0.86)%	8,426
Bright Horizons Family Solutions, Inc.	716	(0.46)%	8,151
Pilgrim's Pride Corp.	5,884	(1.06)%	7,449
Matthews International Corp. — Class A	1,031	(0.32)%	5,844
Cintas Corp.	302	(1.15)%	4,639
Automatic Data Processing, Inc.	434	(0.83)%	3,467
CBIZ, Inc.	2,064	(0.85)%	3,431
Tyson Foods, Inc. — Class A	2,896	(1.16)%	2,859
Neogen Corp.	1,625	(0.24)%	(955)
Booz Allen Hamilton Holding Corp.	1,005	(0.87)%	(1,702)
RB Global, Inc.	2,775	(1.37)%	(4,576)
ICF International, Inc.	731	(0.70)%	(11,990)
Total Consumer, Non-cyclical			136,740
Financial
Sun Communities, Inc.	1,488	(1.38)%	57,357
American Tower Corp. — Class A	956	(1.24)%	47,020
Outfront Media, Inc.	7,514	(0.60)%	44,480
Healthcare Realty Trust, Inc.	6,016	(0.73)%	34,038
Kennedy-Wilson Holdings, Inc.	11,022	(1.28)%	32,856
Rexford Industrial Realty, Inc.	2,394	(0.93)%	28,959
Raymond James Financial, Inc.	1,545	(1.23)%	20,403
Americold Realty Trust, Inc.	4,686	(1.13)%	19,027
Equinix, Inc.	202	(1.16)%	17,091
UMH Properties, Inc.	10,807	(1.20)%	14,917
TFS Financial Corp.	11,917	(1.11)%	14,583
Alexander & Baldwin, Inc.	7,145	(0.95)%	14,043
Crown Castle, Inc.	846	(0.62)%	12,998
Jones Lang LaSalle, Inc.	864	(0.96)%	10,381
SLM Corp.	4,496	(0.48)%	9,542
Pathward Financial, Inc.	1,795	(0.65)%	9,145
New York Mortgage Trust, Inc.	9,531	(0.64)%	7,133
NU Holdings Limited/Cayman Islands — Class A	11,723	(0.67)%	5,931
Carlyle Group, Inc.	3,229	(0.77)%	5,926
Merchants Bancorp	2,281	(0.50)%	5,809
Northern Trust Corp.	1,075	(0.59)%	5,738
Equitable Holdings, Inc.	2,090	(0.47)%	5,470
Stellar Bancorp, Inc.	2,781	(0.47)%	5,401
Starwood Property Trust, Inc.	5,116	(0.78)%	4,899
Popular, Inc.	2,074	(1.03)%	4,852
Dynex Capital, Inc.	4,802	(0.45)%	3,417
BOK Financial Corp.	1,339	(0.85)%	2,937
Annaly Capital Management, Inc.	3,377	(0.50)%	2,529
Equity LifeStyle Properties, Inc.	1,193	(0.60)%	2,035
Hanover Insurance Group, Inc.	1,028	(0.90)%	2,011
PotlatchDeltic Corp.	2,778	(1.00)%	1,804
Assured Guaranty Ltd.	1,270	(0.61)%	1,014
AGNC Investment Corp.	8,225	(0.61)%	700
Ventas, Inc.	3,620	(1.21)%	240
First Financial Bancorp	2,802	(0.43)%	(87)
Brighthouse Financial, Inc.	2,589	(1.00)%	(170)
Progressive Corp.	437	(0.48)%	(495)
Apollo Global Management, Inc.	836	(0.59)%	(2,173)
Allstate Corp.	1,350	(1.19)%	(4,718)
PennyMac Financial Services, Inc.	1,557	(0.82)%	(5,323)
Welltower, Inc.	1,831	(1.19)%	(8,717)
KKR & Company, Inc. — Class A	2,902	(1.41)%	(16,456)
Iron Mountain, Inc.	2,778	(1.31)%	(16,724)
Total Financial			399,823
Utilities
AES Corp.	10,238	(1.23)%	54,249
Avista Corp.	4,683	(1.20)%	44,239
Portland General Electric Co.	4,149	(1.33)%	25,491
California Water Service Group	1,796	(0.67)%	16,503

Swap Holdings (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Edison International	2,600	(1.30)%	$12,409
PG&E Corp.	10,747	(1.37)%	12,320
Exelon Corp.	4,387	(1.31)%	8,516
Spire, Inc.	2,789	(1.25)%	4,677
FirstEnergy Corp.	5,052	(1.37)%	4,067
Duke Energy Corp.	1,987	(1.39)%	(2,550)
Total Utilities			179,921
Basic Materials
Hecla Mining Co.	19,023	(0.59)%	29,122
Piedmont Lithium, Inc.	1,480	(0.46)%	13,979
Alcoa Corp.	3,437	(0.79)%	13,419
Royal Gold, Inc.	840	(0.71)%	12,050
Avient Corp.	1,847	(0.52)%	7,890
Ecolab, Inc.	602	(0.81)%	7,330
Novagold Resources, Inc.	22,251	(0.68)%	5,726
Kaiser Aluminum Corp.	1,532	(0.91)%	2,908
Century Aluminum Co.	6,406	(0.36)%	1,658
Compass Minerals International, Inc.	1,670	(0.37)%	1,424
Axalta Coating Systems Ltd.	2,729	(0.58)%	580
Mercer International, Inc.	7,541	(0.51)%	(510)
Carpenter Technology Corp.	1,792	(0.95)%	(43,362)
Total Basic Materials			52,214
Energy
Baker Hughes Co.	2,551	(0.71)%	1,402
Archrock, Inc.	6,622	(0.66)%	383
Expro Group Holdings N.V.	2,557	(0.47)%	(1,083)
Halliburton Co.	3,846	(1.23)%	(1,272)
NOV, Inc.	5,982	(0.99)%	(2,714)
TechnipFMC plc	4,832	(0.78)%	(5,493)
Helix Energy Solutions Group, Inc.	5,298	(0.47)%	(8,488)
Valaris Ltd.	827	(0.49)%	(12,130)
Noble Corporation plc	1,103	(0.44)%	(13,516)
Hess Corp.	1,102	(1.33)%	(27,366)
Total Energy			(70,277)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	6,213	(1.09)%	28,761
UniFirst Corp.	624	(0.80)%	19,771
Topgolf Callaway Brands Corp.	5,493	(0.60)%	16,699
LGI Homes, Inc.	608	(0.48)%	11,939
Shake Shack, Inc. — Class A	949	(0.44)%	10,021
Floor & Decor Holdings, Inc. — Class A	975	(0.70)%	5,714
Life Time Group Holdings, Inc.	2,121	(0.26)%	3,572
VF Corp.	5,491	(0.77)%	2,358
OPENLANE, Inc.	3,832	(0.45)%	853
MarineMax, Inc.	1,753	(0.45)%	(1,379)
Newell Brands, Inc.	6,628	(0.47)%	(1,440)
Total Consumer, Cyclical			96,869
Industrial
MasTec, Inc.	688	(0.39)%	14,923
3M Co.	1,065	(0.79)%	14,660
GATX Corp.	1,059	(0.91)%	11,200
Republic Services, Inc. — Class A	663	(0.75)%	4,679
Trinity Industries, Inc.	3,437	(0.66)%	(1,725)
Stericycle, Inc.	2,128	(0.75)%	(2,331)
Jacobs Solutions, Inc.	610	(0.66)%	(2,663)
GXO Logistics, Inc.	1,232	(0.57)%	(4,220)
Tetra Tech, Inc.	581	(0.70)%	(5,326)
Casella Waste Systems, Inc. — Class A	1,350	(0.81)%	(6,101)
MSA Safety, Inc.	537	(0.67)%	(11,862)
Total Industrial			11,234
Technology
Science Applications International Corp.	1,514	(1.26)%	12,193
Evolent Health, Inc. — Class A	2,408	(0.52)%	7,991
KBR, Inc.	2,241	(1.04)%	5,222
Take-Two Interactive Software, Inc.	601	(0.67)%	(116)
Paycor HCM, Inc.	4,418	(0.80)%	(664)
Ceridian HCM Holding, Inc.	1,134	(0.61)%	(8,849)
Total Technology			15,777
Communications
DoorDash, Inc. — Class A	583	(0.37)%	(6,636)
Total MS Equity Short Custom Basket			$815,665

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 78.7%
Industrial - 19.2%
Hubbell, Inc.	68	$21,312
Jabil, Inc.	167	21,191
Builders FirstSource, Inc.*	160	19,918
Carlisle Companies, Inc.	64	16,593
Graco, Inc.	216	15,742
Owens Corning	115	15,687
Lennox International, Inc.	41	15,352
AECOM	177	14,698
Crown Holdings, Inc.	154	13,626
Saia, Inc.*	34	13,554
Lincoln Electric Holdings, Inc.	73	13,271
EMCOR Group, Inc.	60	12,623
Regal Rexnord Corp.	85	12,145
nVent Electric plc	212	11,234
Toro Co.	133	11,052
XPO, Inc.*	148	11,050
Clean Harbors, Inc.*	64	10,711
AptarGroup, Inc.	84	10,503
Tetra Tech, Inc.	68	10,338
Knight-Swift Transportation Holdings, Inc.	206	10,331
TopBuild Corp.*	41	10,316
ITT, Inc.	105	10,280
Fortune Brands Innovations, Inc.	162	10,070
Advanced Drainage Systems, Inc.	88	10,017
National Instruments Corp.	168	10,016
Curtiss-Wright Corp.	49	9,586
Woodward, Inc.	77	9,568
Berry Global Group, Inc.	151	9,348
AGCO Corp.	79	9,344
Cognex Corp.	220	9,337
Donaldson Company, Inc.	155	9,244
Chart Industries, Inc.*	54	9,132
GXO Logistics, Inc.*	152	8,915
Arrow Electronics, Inc.*	71	8,892
Universal Display Corp.	56	8,792
BWX Technologies, Inc.	117	8,773
Graphic Packaging Holding Co.	392	8,734
Middleby Corp.*	68	8,704
RBC Bearings, Inc.*	37	8,663
Trex Company, Inc.*	139	8,567
Landstar System, Inc.	46	8,139
Simpson Manufacturing Company, Inc.	54	8,090
UFP Industries, Inc.	79	8,090
Oshkosh Corp.	83	7,921
Littelfuse, Inc.	32	7,914
Eagle Materials, Inc.	45	7,493
MSA Safety, Inc.	47	7,409
Sensata Technologies Holding plc	193	7,299
Hexcel Corp.	108	7,035
Acuity Brands, Inc.	40	6,812
Sonoco Products Co.	125	6,794
Fluor Corp.*	183	6,716
Flowserve Corp.	167	6,642
Novanta, Inc.*	46	6,598
Valmont Industries, Inc.	27	6,486
Kirby Corp.*	76	6,293
Ryder System, Inc.	58	6,203
Timken Co.	83	6,099
TD SYNNEX Corp.	61	6,091
Vontier Corp.	197	6,091
Watts Water Technologies, Inc. — Class A	35	6,049
Avnet, Inc.	117	5,638
Exponent, Inc.	65	5,564
MasTec, Inc.*	77	5,542
Crane Co.	62	5,508
Coherent Corp.*	166	5,418
Stericycle, Inc.*	118	5,276
Belden, Inc.	54	5,214
MDU Resources Group, Inc.	260	5,091
Esab Corp.	72	5,056
Terex Corp.	86	4,955
EnerSys	52	4,923
GATX Corp.	45	4,897
Silgan Holdings, Inc.	107	4,613
Louisiana-Pacific Corp.	82	4,532
Vishay Intertechnology, Inc.	162	4,005
Knife River Corp.*	65	3,174
Werner Enterprises, Inc.	81	3,155
Worthington Industries, Inc.	39	2,411
Greif, Inc. — Class A	33	2,205
Vicor Corp.*	29	1,708
Total Industrial		702,378
Financial - 16.6%
Equity LifeStyle Properties, Inc. REIT	238	15,163
Gaming and Leisure Properties, Inc. REIT	332	15,123
Fidelity National Financial, Inc.	327	13,505
Rexford Industrial Realty, Inc. REIT	263	12,979
RenaissanceRe Holdings Ltd.	65	12,865
Reinsurance Group of America, Inc. — Class A	85	12,341
Interactive Brokers Group, Inc. — Class A	137	11,859
Annaly Capital Management, Inc. REIT	630	11,850
Kinsale Capital Group, Inc.	28	11,596
Unum Group	235	11,560
CubeSmart REIT	287	10,943
New York Community Bancorp, Inc.	922	10,455
Omega Healthcare Investors, Inc. REIT	313	10,379
EastGroup Properties, Inc. REIT	58	9,659
East West Bancorp, Inc.	181	9,540
Erie Indemnity Co. — Class A	32	9,401
American Financial Group, Inc.	84	9,380
Lamar Advertising Co. — Class A REIT	112	9,349
Ally Financial, Inc.	343	9,151
Old Republic International Corp.	338	9,106
Voya Financial, Inc.	135	8,971
Primerica, Inc.	46	8,925
Webster Financial Corp.	221	8,909
Jones Lang LaSalle, Inc.*	61	8,612

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 78.7% (continued)
Financial - 16.6% (continued)
Jefferies Financial Group, Inc.	226	$8,278
NNN REIT, Inc.	233	8,234
Stifel Financial Corp.	133	8,172
First Industrial Realty Trust, Inc. REIT	169	8,043
Brixmor Property Group, Inc. REIT	384	7,979
Selective Insurance Group, Inc.	77	7,944
STAG Industrial, Inc. REIT	229	7,903
First Horizon Corp.	713	7,857
SEI Investments Co.	128	7,709
Cullen/Frost Bankers, Inc.	82	7,479
First American Financial Corp.	132	7,457
Healthcare Realty Trust, Inc. REIT	486	7,421
Starwood Property Trust, Inc. REIT	379	7,334
Commerce Bancshares, Inc.	145	6,957
RLI Corp.	51	6,930
Agree Realty Corp. REIT	123	6,794
Pinnacle Financial Partners, Inc.	98	6,570
Prosperity Bancshares, Inc.	120	6,550
SouthState Corp.	97	6,534
Essent Group Ltd.	137	6,479
Western Union Co.	478	6,300
Evercore, Inc. — Class A	44	6,067
Spirit Realty Capital, Inc. REIT	180	6,035
MGIC Investment Corp.	360	6,008
Kite Realty Group Trust REIT	280	5,998
Wintrust Financial Corp.	78	5,889
Affiliated Managers Group, Inc.	45	5,865
Apartment Income REIT Corp.	190	5,833
Old National Bancorp	373	5,423
Columbia Banking System, Inc.	266	5,400
Synovus Financial Corp.	187	5,199
Hanover Insurance Group, Inc.	46	5,105
Home BancShares, Inc.	240	5,026
Bank OZK	134	4,967
Rayonier, Inc. REIT	174	4,952
Cadence Bank	233	4,944
FNB Corp.	458	4,942
United Bankshares, Inc.	172	4,745
Valley National Bancorp	544	4,657
PotlatchDeltic Corp. REIT	102	4,630
Vornado Realty Trust REIT	204	4,627
Janus Henderson Group plc	169	4,364
Kilroy Realty Corp. REIT	136	4,299
Medical Properties Trust, Inc. REIT[1]	764	4,164
First Financial Bankshares, Inc.	164	4,120
Sabra Health Care REIT, Inc.	295	4,112
Brighthouse Financial, Inc.*	84	4,111
Hancock Whitney Corp.	110	4,069
Glacier Bancorp, Inc.	142	4,047
Independence Realty Trust, Inc. REIT	286	4,024
EPR Properties REIT	96	3,988
Cousins Properties, Inc. REIT	194	3,952
SLM Corp.	289	3,936
Federated Hermes, Inc. — Class B	113	3,827
Physicians Realty Trust REIT	304	3,706
Texas Capital Bancshares, Inc.*	61	3,593
UMB Financial Corp.	56	3,475
COPT Defense Properties REIT	144	3,431
CNO Financial Group, Inc.	144	3,417
Park Hotels & Resorts, Inc. REIT	275	3,388
National Storage Affiliates Trust REIT	106	3,364
Associated Banc-Corp.	193	3,302
Kemper Corp.	77	3,236
International Bancshares Corp.	68	2,947
Total Financial		609,729
Consumer, Cyclical - 12.2%
Deckers Outdoor Corp.*	33	16,965
Watsco, Inc.	43	16,242
Casey's General Stores, Inc.	48	13,033
Williams-Sonoma, Inc.	82	12,743
BJ's Wholesale Club Holdings, Inc.*	171	12,204
Aramark	333	11,555
Five Below, Inc.*	71	11,424
Vail Resorts, Inc.	49	10,873
Toll Brothers, Inc.	140	10,354
Lithia Motors, Inc. — Class A	35	10,337
Churchill Downs, Inc.	87	10,096
Lear Corp.	75	10,065
Mattel, Inc.*	452	9,958
Gentex Corp.	298	9,697
Tempur Sealy International, Inc.	220	9,535
Autoliv, Inc.	97	9,359
Dick's Sporting Goods, Inc.	80	8,686
Murphy USA, Inc.	25	8,543
Skechers USA, Inc. — Class A*	171	8,370
Light & Wonder, Inc. — Class A*	116	8,274
Texas Roadhouse, Inc. — Class A	85	8,169
WESCO International, Inc.	56	8,054
Capri Holdings Ltd.*	148	7,786
Wyndham Hotels & Resorts, Inc.	108	7,510
Polaris, Inc.	68	7,082
Brunswick Corp.	89	7,031
Crocs, Inc.*	79	6,970
Wingstop, Inc.	38	6,834
Thor Industries, Inc.	68	6,469
PVH Corp.	80	6,121
Ollie's Bargain Outlet Holdings, Inc.*	79	6,097
Dolby Laboratories, Inc. — Class A	76	6,024
Taylor Morrison Home Corp. — Class A*	140	5,965
MSC Industrial Direct Company, Inc. — Class A	60	5,889
TKO Group Holdings, Inc.	67	5,632
GameStop Corp. — Class A*,1	342	5,629
Boyd Gaming Corp.	91	5,536
Harley-Davidson, Inc.	165	5,455
YETI Holdings, Inc.*	111	5,352

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 78.7% (continued)
Consumer, Cyclical - 12.2% (continued)
Fox Factory Holding Corp.*	54	$5,350
Planet Fitness, Inc. — Class A*	108	5,311
RH*	20	5,287
AutoNation, Inc.*	34	5,148
Visteon Corp.*	36	4,970
FirstCash Holdings, Inc.	47	4,718
KB Home	99	4,582
Goodyear Tire & Rubber Co.*	362	4,500
Penn Entertainment, Inc.*	193	4,429
Wendy's Co.	216	4,409
Adient plc*	120	4,404
Marriott Vacations Worldwide Corp.	43	4,327
Leggett & Platt, Inc.	170	4,319
Penske Automotive Group, Inc.	25	4,177
Macy's, Inc.	348	4,040
Choice Hotels International, Inc.	32	3,920
Hilton Grand Vacations, Inc.*	93	3,785
Travel + Leisure Co.	94	3,453
Columbia Sportswear Co.	45	3,335
Carter's, Inc.	48	3,319
Kohl's Corp.	141	2,955
Gap, Inc.	272	2,891
Scotts Miracle-Gro Co. — Class A	53	2,739
Topgolf Callaway Brands Corp.*	182	2,519
Nordstrom, Inc.	124	1,853
Under Armour, Inc. — Class A*	241	1,651
Under Armour, Inc. — Class C*	255	1,627
Total Consumer, Cyclical		445,936
Consumer, Non-cyclical - 11.8%
Neurocrine Biosciences, Inc.*	125	14,062
United Therapeutics Corp.*	60	13,552
Penumbra, Inc.*	49	11,853
Performance Food Group Co.*	199	11,713
US Foods Holding Corp.*	290	11,513
Service Corporation International	193	11,028
Celsius Holdings, Inc.*	63	10,811
Darling Ingredients, Inc.*	204	10,649
Repligen Corp.*	66	10,495
Jazz Pharmaceuticals plc*	81	10,485
WEX, Inc.*	55	10,345
Paylocity Holding Corp.*	55	9,993
Chemed Corp.	19	9,874
Shockwave Medical, Inc.*	47	9,358
Exelixis, Inc.*	406	8,871
Encompass Health Corp.	128	8,597
Tenet Healthcare Corp.*	130	8,566
H&R Block, Inc.	194	8,354
Acadia Healthcare Company, Inc.*	118	8,297
Ingredion, Inc.	84	8,266
HealthEquity, Inc.*	109	7,962
Bruker Corp.	126	7,850
Morningstar, Inc.	33	7,730
FTI Consulting, Inc.*	43	7,672
Globus Medical, Inc. — Class A*	150	7,447
Option Care Health, Inc.*	230	7,441
Medpace Holdings, Inc.*	30	7,264
BellRing Brands, Inc.*	168	6,927
Halozyme Therapeutics, Inc.*	168	6,418
Lantheus Holdings, Inc.*	87	6,045
Envista Holdings Corp.*	209	5,827
Haemonetics Corp.*	65	5,823
Post Holdings, Inc.*	65	5,573
Sprouts Farmers Market, Inc.*	130	5,564
Perrigo Company plc	173	5,527
Flowers Foods, Inc.	245	5,434
ASGN, Inc.*	62	5,064
Coty, Inc. — Class A*	457	5,013
Masimo Corp.*	57	4,998
Euronet Worldwide, Inc.*	60	4,763
Boston Beer Company, Inc. — Class A*	12	4,674
Neogen Corp.*	251	4,653
ManpowerGroup, Inc.	63	4,619
QuidelOrtho Corp.*	63	4,601
Avis Budget Group, Inc.*	25	4,492
Insperity, Inc.	46	4,490
Grand Canyon Education, Inc.*	38	4,441
Lancaster Colony Corp.	26	4,291
Brink's Co.	59	4,286
Inari Medical, Inc.*	65	4,251
Amedisys, Inc.*	42	3,923
Azenta, Inc.*	77	3,865
Coca-Cola Consolidated, Inc.	6	3,818
R1 RCM, Inc.*	250	3,767
Arrowhead Pharmaceuticals, Inc.*	137	3,681
LivaNova plc*	69	3,649
Grocery Outlet Holding Corp.*	126	3,635
Helen of Troy Ltd.*	31	3,613
Progyny, Inc.*	106	3,606
Integra LifeSciences Holdings Corp.*	90	3,437
Enovis Corp.*	63	3,322
Patterson Companies, Inc.	109	3,231
ICU Medical, Inc.*	26	3,094
Graham Holdings Co. — Class B	5	2,915
Hertz Global Holdings, Inc.*	171	2,095
Sotera Health Co.*	126	1,887
Pilgrim's Pride Corp.*	51	1,164
Total Consumer, Non-cyclical		432,524
Technology - 6.2%
Super Micro Computer, Inc.*	58	15,905
Manhattan Associates, Inc.*	79	15,615
Lattice Semiconductor Corp.*	176	15,124
Dynatrace, Inc.*	303	14,159
KBR, Inc.	172	10,138
CACI International, Inc. — Class A*	29	9,104
Dropbox, Inc. — Class A*	329	8,959
Genpact Ltd.	213	7,711
Aspen Technology, Inc.*	36	7,353
Science Applications International Corp.	69	7,282
Qualys, Inc.*	47	7,170
MKS Instruments, Inc.	80	6,923
ZoomInfo Technologies, Inc. — Class A*	389	6,380
Wolfspeed, Inc.*	159	6,058
ExlService Holdings, Inc.*	212	5,944

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 78.7% (continued)
Technology - 6.2% (continued)
Maximus, Inc.	78	$5,825
Teradata Corp.*	127	5,717
MACOM Technology Solutions Holdings, Inc.*	69	5,629
Power Integrations, Inc.	73	5,571
Cirrus Logic, Inc.*	70	5,177
Silicon Laboratories, Inc.*	41	4,751
NCR Corp.*	171	4,612
Synaptics, Inc.*	50	4,472
Kyndryl Holdings, Inc.*	292	4,409
Concentrix Corp.	55	4,406
Lumentum Holdings, Inc.*	88	3,976
Blackbaud, Inc.*	55	3,868
IPG Photonics Corp.*	38	3,859
CommVault Systems, Inc.*	56	3,786
Crane NXT Co.	62	3,445
Doximity, Inc. — Class A*	160	3,395
ACI Worldwide, Inc.*	139	3,136
Amkor Technology, Inc.	132	2,983
Allegro MicroSystems, Inc.*	91	2,907
Envestnet, Inc.*	63	2,774
Total Technology		228,523
Energy - 4.7%
Ovintiv, Inc.	324	15,413
Chesapeake Energy Corp.	144	12,417
HF Sinclair Corp.	186	10,589
NOV, Inc.	503	10,513
Range Resources Corp.	308	9,982
Antero Resources Corp.*	360	9,137
Southwestern Energy Co.*	1,406	9,069
ChampionX Corp.	251	8,940
Civitas Resources, Inc.	109	8,815
Chord Energy Corp.	53	8,590
Murphy Oil Corp.	189	8,571
Matador Resources Co.	141	8,387
Weatherford International plc*	91	8,220
PBF Energy, Inc. — Class A	140	7,494
DT Midstream, Inc.	124	6,562
Valaris Ltd.*	81	6,073
Antero Midstream Corp.	435	5,211
Equitrans Midstream Corp.	553	5,182
Permian Resources Corp.	354	4,942
CNX Resources Corp.*	206	4,651
Sunrun, Inc.*	277	3,479
Total Energy		172,237
Basic Materials - 3.6%
Reliance Steel & Aluminum Co.	75	19,667
RPM International, Inc.	165	15,644
Cleveland-Cliffs, Inc.*	649	10,144
United States Steel Corp.	285	9,257
Royal Gold, Inc.	84	8,932
Olin Corp.	161	8,047
Axalta Coating Systems Ltd.*	283	7,613
Commercial Metals Co.	149	7,362
Alcoa Corp.	228	6,626
Valvoline, Inc.	177	5,707
Ashland, Inc.	65	5,309
Chemours Co.	189	5,301
Westlake Corp.	41	5,111
Cabot Corp.	71	4,918
Avient Corp.	116	4,097
NewMarket Corp.	9	4,095
MP Materials Corp.*	183	3,495
Total Basic Materials		131,325
Utilities - 2.7%
Vistra Corp.	437	14,500
Essential Utilities, Inc.	311	10,677
OGE Energy Corp.	256	8,532
UGI Corp.	267	6,141
IDACORP, Inc.	65	6,087
National Fuel Gas Co.	117	6,073
Portland General Electric Co.	129	5,222
New Jersey Resources Corp.	125	5,079
PNM Resources, Inc.	110	4,907
ONE Gas, Inc.	71	4,848
Ormat Technologies, Inc.	68	4,755
Southwest Gas Holdings, Inc.	77	4,651
Black Hills Corp.	86	4,351
ALLETE, Inc.	73	3,854
Spire, Inc.	67	3,791
Northwestern Energy Group, Inc.	77	3,701
Total Utilities		97,169
Communications - 1.7%
GoDaddy, Inc. — Class A*	185	13,779
Ciena Corp.*	191	9,027
New York Times Co. — Class A	209	8,611
Iridium Communications, Inc.	160	7,278
Nexstar Media Group, Inc. — Class A	43	6,165
Frontier Communications Parent, Inc.*	282	4,413
Ziff Davis, Inc.*	59	3,758
TEGNA, Inc.	257	3,744
Cable One, Inc.	6	3,694
Calix, Inc.*	75	3,438
Total Communications		63,907
Total Common Stocks
(Cost $2,275,975)		2,883,728

MUTUAL FUNDS† - 6.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	155,660
Guggenheim Strategy Fund II2	3,259	79,084
Total Mutual Funds
(Cost $231,938)		234,744

	Face Amount
REPURCHASE AGREEMENTS††,3 - 15.9%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[4]	$329,673	329,673
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[4]	128,062	128,062
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[4]	126,797	126,797
Total Repurchase Agreements
(Cost $584,532)		584,532

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[6]	7,568	$7,568
Total Securities Lending Collateral
(Cost $7,568)		$7,568
Total Investments - 101.2%
(Cost $3,100,013)		$3,710,572
Other Assets & Liabilities, net - (1.2)%		(44,179)
Total Net Assets - 100.0%		$3,666,393

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	12/21/23	80	$199,399	$(3,436)
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.66% (SOFR + 0.35%)	At Maturity	12/20/23	98	245,588	(5,160)
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	12/21/23	870	2,178,089	(37,041)

							$2,623,076	$(45,637)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,883,728	$—	$—	$2,883,728
Mutual Funds	234,744	—	—	234,744
Repurchase Agreements	—	584,532	—	584,532
Securities Lending Collateral	7,568	—	—	7,568
Total Assets	$3,126,040	$584,532	$—	$3,710,572

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$45,637	$—	$45,637

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$78,335	$–	$–	$–	$749	$79,084	3,259	$3,156
Guggenheim Ultra Short Duration Fund — Institutional Class	153,904	–	–	–	1,756	155,660	15,965	5,984
	$232,239	$–	$–	$–	$2,505	$234,744		$9,140

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 21.6%
Consumer, Non-cyclical - 5.5%
Horizon Therapeutics plc*,1	6,306	$729,541
Abcam plc ADR*	23,729	536,987
Amedisys, Inc.*,1	5,711	533,408
Seagen, Inc.*,1	2,496	529,526
Intercept Pharmaceuticals, Inc.*	21,710	402,504
Total Consumer, Non-cyclical		2,731,966
Consumer, Cyclical - 5.0%
Capri Holdings Ltd.*,1	12,818	674,355
Sovos Brands, Inc.*	29,359	662,045
Veritiv Corp.	3,180	537,102
NEOGAMES S.A.*	9,666	260,982
iRobot Corp.*,1	4,981	188,780
Spirit Airlines, Inc.[1]	10,305	170,033
Total Consumer, Cyclical		2,493,297
Technology - 4.9%
VMware, Inc. — Class A*,1	5,854	974,574
New Relic, Inc.*,1	6,272	537,008
Arco Platform Ltd. — Class A*	26,411	363,957
Activision Blizzard, Inc.[1]	3,244	303,736
Splunk, Inc.*	1,852	270,855
Total Technology		2,450,130
Financial - 2.8%
Avantax, Inc.*	10,952	280,152
Greenhill & Company, Inc.	17,024	251,955
Lakeland Bancorp, Inc.	19,007	239,868
Sculptor Capital Management, Inc.	11,194	129,851
Cambridge Bancorp	1,913	119,161
RPT Realty REIT	10,633	112,284
Great Ajax Corp. REIT	17,362	111,811
Hersha Hospitality Trust — Class A REIT	8,021	79,087
Argo Group International Holdings Ltd.	2,582	77,047
Global Net Lease, Inc. REIT	5	48
Total Financial		1,401,264
Industrial - 2.4%
National Instruments Corp.[1]	7,588	452,397
CIRCOR International, Inc.*	7,127	397,330
Chase Corp.	2,598	330,543
Total Industrial		1,180,270
Energy - 1.0%
Denbury, Inc.*	5,263	515,839
Total Common Stocks
(Cost $10,348,019)		10,772,766

RIGHTS†††- 0.0%
Consumer, Non-cyclical - 0.0%
Alexion Pharmaceuticals, Inc.	32,749	–
Johnson & Johnson	1,553	–
Novartis AG	4,974	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1,940)		–

MUTUAL FUNDS† - 19.3%
Guggenheim Strategy Fund II2	108,001	2,621,188
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	257,937	2,514,885
Guggenheim Strategy Fund III[2]	99,249	2,410,755
Guggenheim Variable Insurance Strategy Fund III[2]	86,555	2,102,422
Total Mutual Funds
(Cost $9,906,756)		9,649,250

CLOSED-END FUNDS† - 5.5%
Tekla Life Sciences Investors	5,950	74,196
Tekla Healthcare Investors	4,724	73,458
Nuveen California Quality Municipal Income Fund	7,524	72,607
Nuveen AMT-Free Municipal Credit Income Fund	7,019	72,366
General American Investors Company, Inc.	1,758	72,324
BlackRock MuniHoldings California Quality Fund, Inc.[3]	7,536	72,044
Nuveen New Jersey Quality Municipal Income Fund	6,689	70,770
SRH Total Return Fund, Inc.	5,436	70,559
Gabelli Dividend & Income Trust	3,520	68,429
Pioneer Municipal High Income Fund Trust	9,057	65,482
Clough Global Equity Fund	8,607	47,166
Western Asset Inflation-Linked Opportunities & Income Fund	5,705	46,952
DWS Municipal Income Trust	5,876	45,245
Nuveen Real Asset Income and Growth Fund	4,194	44,540
Adams Diversified Equity Fund, Inc.	2,620	43,597
Nuveen AMT-Free Quality Municipal Income Fund	4,450	43,076
BlackRock New York Municipal Income Trust	4,638	42,206
Western Asset Managed Municipals Fund, Inc.	4,545	40,587
BNY Mellon Strategic Municipal Bond Fund, Inc.	7,478	37,166
Invesco Pennsylvania Value Municipal Income Trust	4,073	36,453
Nuveen Pennsylvania Quality Municipal Income Fund	3,540	36,002
Mexico Fund, Inc.	2,146	35,345
BlackRock MuniYield New York Quality Fund, Inc.	3,933	34,846
Western Asset Emerging Markets Debt Fund, Inc.	3,839	31,864
BNY Mellon Municipal Income, Inc.	5,383	30,522
BlackRock MuniYield Michigan Quality Fund, Inc.	2,927	29,065
Gabelli Healthcare & WellnessRx Trust	3,324	28,520
BlackRock MuniHoldings New York Quality Fund, Inc.	2,848	26,002
abrdn National Municipal Income Fund[3]	3,009	25,909
Neuberger Berman Municipal Fund, Inc.[3]	2,475	22,795

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 5.5% (continued)
GAMCO Natural Resources Gold & Income Trust	4,375	$21,613
Voya Infrastructure Industrials and Materials Fund	2,001	18,869
Invesco Trust for Investment Grade New York Municipals	2,031	18,502
Swiss Helvetia Fund, Inc.	2,360	18,030
Neuberger Berman California Municipal Fund, Inc.	1,636	16,016
Morgan Stanley Emerging Markets Debt Fund, Inc.[3]	2,260	14,667
LMP Capital and Income Fund, Inc.	1,154	14,425
Nuveen Massachusetts Quality Municipal Income Fund	1,513	14,343
Nuveen Arizona Quality Municipal Income Fund	1,307	12,586
Neuberger Berman New York Municipal Fund, Inc.	1,434	12,562
Voya Global Advantage and Premium Opportunity Fund	1,150	9,545
Nuveen Credit Strategies Income Fund	1,844	9,331
Nuveen Municipal Value Fund, Inc.	1,126	9,301
Nuveen S&P 500 Buy-Write Income Fund	733	9,280
BlackRock Enhanced Equity Dividend Trust	1,218	9,269
Blackstone Strategic Credit Fund	842	9,254
Nuveen Dow 30sm Dynamic Overwrite Fund	674	9,234
BlackRock Resources & Commodities Strategy Trust	998	9,192
Allspring Income Opportunities	1,506	9,187
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	707	9,170
BlackRock Municipal 2030 Target Term Trust	471	9,142
BlackRock Taxable Municipal Bond Trust	600	9,096
Nuveen New York AMT-Free Quality Municipal Income Fund	962	9,091
Virtus Convertible & Income Fund	2,920	9,081
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,231	9,072
Eaton Vance Tax-Advantaged Dividend Income Fund	428	9,065
Virtus Convertible & Income Fund II	3,279	9,050
Nuveen Quality Municipal Income Fund	892	9,045
Aberdeen Total Dynamic Dividend Fund	1,192	9,011
John Hancock Premium Dividend Fund	934	8,985
Nuveen Municipal High Income Opportunity Fund	968	8,983
PGIM Global High Yield Fund, Inc.	832	8,969
BlackRock Municipal Income Fund, Inc.	882	8,952
Nuveen Municipal Credit Income Fund	858	8,948
Eaton Vance Tax-Advantaged Global Dividend Income Fund	581	8,936
Eaton Vance Municipal Bond Fund	996	8,924
BlackRock MuniYield Quality Fund, Inc.	872	8,921
BlackRock MuniYield Quality Fund III, Inc.	929	8,872
BlackRock MuniHoldings Fund, Inc.	859	8,856
Tekla Healthcare Opportunities Fund	521	8,847
Duff & Phelps Utility and Infrastructure Fund, Inc.	1,022	8,810
New Germany Fund, Inc.	1,076	8,791
John Hancock Tax-Advantaged Dividend Income Fund	494	8,773
Invesco Municipal Opportunity Trust	1,063	8,748
BlackRock Municipal Income Trust	982	8,710
BNY Mellon Strategic Municipals, Inc.	1,626	8,667
Cohen & Steers Quality Income Realty Fund, Inc.	856	8,663
Ellsworth Growth and Income Fund Ltd.[3]	1,052	8,469
BlackRock Enhanced Global Dividend Trust	896	8,449
Western Asset Intermediate Muni Fund, Inc.	1,180	8,449
PGIM High Yield Bond Fund, Inc.	717	8,446
Eaton Vance Risk-Managed Diversified Equity Income Fund	1,088	8,356
BlackRock Enhanced International Dividend Trust	1,647	8,219
Invesco Trust for Investment Grade Municipals	957	8,134
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	796	8,055
Eaton Vance Floating-Rate Income Trust	649	7,989
Invesco Quality Municipal Income Trust	941	7,895
BlackRock MuniYield Fund, Inc.	851	7,812
Western Asset High Income Opportunity Fund, Inc.	2,141	7,793
BlackRock Municipal Income Trust II	851	7,778
Nuveen S&P 500 Dynamic Overwrite Fund	522	7,736

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 5.5% (continued)
Nuveen California AMT-Free Quality Municipal Income Fund	751	$7,705
Invesco Municipal Trust	919	7,664
Invesco Value Municipal Income Trust	735	7,644
Gabelli Global Small and Mid Capital Value Trust	723	7,490
BlackRock MuniHoldings Quality Fund II, Inc.	851	7,472
Apollo Senior Floating Rate Fund, Inc.	553	7,432
BlackRock California Municipal Income Trust	722	7,429
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	346	7,387
Invesco California Value Municipal Income Trust	876	7,385
Western Asset High Yield Defined Opportunity Fund, Inc.	640	7,354
Herzfeld Caribbean Basin Fund, Inc.	2,171	7,250
Eaton Vance Senior Floating-Rate Trust	597	7,230
Eaton Vance Tax-Managed Buy-Write Income Fund	571	7,200
Invesco Advantage Municipal Income Trust II	954	7,069
John Hancock Hedged Equity & Income Fund	732	7,005
Putnam Municipal Opportunities Trust	757	6,964
Eaton Vance Municipal Income 2028 Term Trust	407	6,903
Blackstone Long-Short Credit Income Fund	591	6,885
RiverNorth Opportunities Fund, Inc.	653	6,863
BlackRock Municipal Income Quality Trust	685	6,754
Putnam Managed Municipal Income Trust	1,231	6,734
PIMCO Municipal Income Fund III	1,033	6,684
Nuveen Real Estate Income Fund	987	6,613
BlackRock MuniVest Fund, Inc.	1,086	6,581
Nuveen New York Quality Municipal Income Fund	667	6,450
Flaherty & Crumrine Total Return Fund, Inc.	469	6,421
MFS Intermediate Income Trust	2,389	6,403
MFS Multimarket Income Trust	1,462	6,228
MFS Charter Income Trust	1,050	6,143
BlackRock MuniYield Quality Fund II, Inc.	672	6,041
Pioneer Diversified High Income Fund, Inc.	591	6,040
Western Asset Inflation-Linked Income Fund	767	5,998
Federated Hermes Premier Municipal Income Fund	617	5,911
PIMCO California Municipal Income Fund	705	5,880
PIMCO California Municipal Income Fund II	1,167	5,858
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,088	5,826
Nuveen New York Municipal Value Fund	721	5,775
John Hancock Investors Trust	463	5,625
Miller/Howard High Dividend Fund	566	5,615
Nuveen Virginia Quality Municipal Income Fund	590	5,605
Allspring Global Dividend Opportunity Fund	1,380	5,561
Western Asset Municipal High Income Fund, Inc.	905	5,511
Principal Real Estate Income Fund	602	5,436
Franklin Universal Trust	854	5,423
Nuveen Select Maturities Municipal Fund	640	5,421
European Equity Fund, Inc.	673	5,350
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	718	5,342
abrdn Australia Equity Fund, Inc.	1,348	5,325
Western Asset Investment Grade Income Fund, Inc.	472	5,310
Tortoise Power and Energy Infrastructure Fund, Inc.	391	5,224
Nuveen Municipal Income Fund, Inc.	605	5,203
BlackRock MuniYield Pennsylvania Quality Fund	500	5,185
Western Asset Municipal Partners Fund, Inc.	487	5,152
Sprott Focus Trust, Inc.	686	5,152
John Hancock Income Securities Trust	498	5,109
Invesco High Income Trust II3	509	5,059
MFS Investment Grade Municipal Trust	715	5,055
Nuveen Minnesota Quality Municipal Income Fund	515	5,021
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,136	4,998
Nuveen Floating Rate Income Fund/Closed-end Fund	606	4,975
BlackRock Floating Rate Income Strategies Fund, Inc.	391	4,934
BlackRock Debt Strategies Fund, Inc.	480	4,930
First Trust Specialty Finance and Financial Opportunities Fund	1,458	4,914
Credit Suisse High Yield Bond Fund	2,606	4,899

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 5.5% (continued)
PIMCO New York Municipal Income Fund II	759	$4,873
abrdn Japan Equity Fund, Inc.	908	4,858
Allspring Utilities and High Income Fund	553	4,833
Source Capital, Inc.	125	4,824
BlackRock Health Sciences Trust	123	4,815
Voya Asia Pacific High Dividend Equity Income Fund	830	4,806
Invesco Bond Fund	332	4,804
DTF Tax-Free Income 2028 Term Fund, Inc.	450	4,801
First Trust Senior Floating Rate Income Fund II	480	4,800
Insight Select Income Fund	319	4,795
Voya Emerging Markets High Dividend Equity Fund	963	4,748
Templeton Emerging Markets Fund/United States	419	4,739
First Trust High Income Long/Short Fund	440	4,717
Tri-Continental Corp.	177	4,706
BNY Mellon High Yield Strategies Fund	2,197	4,702
Gabelli Global Utility & Income Trust	347	4,688
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	613	4,683
Royce Global Value Trust, Inc.	535	4,660
Nuveen California Select Tax-Free Income Portfolio	381	4,637
MFS Intermediate High Income Fund	2,952	4,635
Eaton Vance California Municipal Income Trust	503	4,607
PIMCO New York Municipal Income Fund III	867	4,604
abrdn Global Dynamic Dividend Fund, Inc.	531	4,598
Eaton Vance California Municipal Bond Fund	566	4,596
MFS High Yield Municipal Trust	1,467	4,592
Nuveen NASDAQ 100 Dynamic Overwrite Fund	204	4,584
Flaherty & Crumrine Preferred & Income Fund, Inc.	502	4,583
Bancroft Fund Ltd.	290	4,573
Eaton Vance Municipal Income Trust	513	4,571
abrdn Emerging Markets Equity Income Fund, Inc.	953	4,546
Lazard Global Total Return and Income Fund, Inc.	328	4,540
Royce Value Trust, Inc.	352	4,530
DWS Strategic Municipal Income Trust	601	4,526
Royce Micro-Capital Trust, Inc.	546	4,521
Nuveen Preferred & Income Securities Fund	732	4,516
MFS Municipal Income Trust	990	4,504
Nuveen Preferred & Income Opportunities Fund	711	4,501
MFS High Income Municipal Trust	1,441	4,496
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	262	4,472
BlackRock Credit Allocation Income Trust	460	4,453
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	640	4,442
AllianceBernstein National Municipal Income Fund, Inc.	471	4,399
Eaton Vance New York Municipal Bond Fund	523	4,336
Cohen & Steers Infrastructure Fund, Inc.	218	4,268
CBRE Global Real Estate Income Fund	946	4,257
Virtus Total Return Fund, Inc.	872	4,186
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	594	4,087
PIMCO New York Municipal Income Fund	564	4,066
Ares Dynamic Credit Allocation Fund, Inc.	312	4,025
Templeton Global Income Fund	1,022	3,945
Nuveen New York Select Tax-Free Income Portfolio	328	3,785
Apollo Tactical Income Fund, Inc.	277	3,703
Templeton Emerging Markets Income Fund	790	3,642
Nuveen Multi-Asset Income Fund	321	3,570
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	209	3,505
Nuveen Multi-Market Income Fund[3]	600	3,366
Saba Capital Income & Opportunities Fund	432	3,318
Clough Global Opportunities Fund	700	3,101
BlackRock Energy and Resources Trust	224	2,937
Nuveen Preferred & Income Term Fund	162	2,782
First Trust Mortgage Income Fund	247	2,758
Franklin Limited Duration Income Trust	430	2,619
Barings Global Short Duration High Yield Fund	197	2,502
BlackRock Long-Term Municipal Advantage Trust	257	2,305
Pioneer High Income Fund, Inc.	340	2,281
Nuveen Missouri Quality Municipal Income Fund	247	2,275

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 5.5% (continued)
Nuveen California Municipal Value Fund, Inc.	272	$2,233
Western Asset Mortgage Opportunity Fund, Inc.	191	2,046
Highland Global Allocation Fund	235	1,880
Putnam Premier Income Trust	551	1,846
BlackRock Income Trust, Inc.	161	1,832
Cohen & Steers Select Preferred and Income Fund, Inc.	80	1,447
Pioneer Floating Rate Fund, Inc.	158	1,424
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	185	1,389
Clough Global Dividend and Income Fund	214	1,064
New America High Income Fund, Inc.	164	1,063
Western Asset Global Corporate Defined Opportunity Fund, Inc.	82	972
Nuveen Global High Income Fund	75	858
Putnam Master Intermediate Income Trust	205	619
RiverNorth Capital and Income Fund	38	579
MFS Government Markets Income Trust	156	477
Special Opportunities Fund, Inc.	30	328
Nuveen Intermediate Duration Municipal Term Fund	403	–
Total Closed-End Funds
(Cost $2,853,991)		2,737,616
	Face Amount
U.S. TREASURY BILLS†† - 13.2%
U.S. Treasury Bills
4.66% due 10/05/23[1,4]	$3,290,000	3,288,555
5.17% due 11/02/23[4]	3,300,000	3,284,968
Total U.S. Treasury Bills
(Cost $6,572,605)		6,573,523
REPURCHASE AGREEMENTS††,5 - 21.1%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[6]	5,929,330	5,929,330
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[6]	2,303,258	2,303,258
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[6]	2,280,512	2,280,512
Total Repurchase Agreements
(Cost $10,513,100)		10,513,100
	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[8]	100,055	100,055
Total Securities Lending Collateral
(Cost $100,055)		100,055
Total Investments – 80.9%
(Cost $40,296,466)		$40,346,310

COMMON STOCKS SOLD SHORT† - (3.4)%
Energy - (1.0)%
Exxon Mobil Corp.	4,421	(519,821)
Financial - (1.2)%
New York Community Bancorp, Inc.	1	(11)
Kimco Realty Corp.	6,432	(113,139)
Ellington Financial, Inc.	9,216	(114,923)
Eastern Bankshares, Inc.	9,311	(116,760)
Provident Financial Services, Inc.	15,812	(241,766)
Total Financial		(586,599)
Technology - (1.2)%
Broadcom, Inc.	738	(612,968)
Total Common Stocks Sold Short
(Proceeds $1,453,819)		(1,719,388)
EXCHANGE-TRADED FUNDS SOLD SHORT† - (5.2)%
SPDR Gold Shares — Class D	4	(686)
Financial Select Sector SPDR Fund	51	(1,692)
Energy Select Sector SPDR Fund	20	(1,808)
iShares Mortgage Real Estate ETF	102	(2,279)
iShares Agency Bond ETF	26	(2,751)
iShares 7-10 Year Treasury Bond ETF	37	(3,389)
iShares MSCI All Country Asia ex Japan ETF	59	(3,746)
VanEck Gold Miners ETF	215	(5,786)
iShares MSCI Emerging Markets ETF	241	(9,146)
Materials Select Sector SPDR Fund	118	(9,269)
Utilities Select Sector SPDR Fund	195	(11,491)
iShares Latin America 40 ETF	550	(14,058)
iShares Preferred & Income Securities ETF	615	(18,542)
iShares U.S. Real Estate ETF	242	(18,910)
SPDR Bloomberg Convertible Securities ETF	316	(21,425)
iShares iBoxx $ Investment Grade Corporate Bond ETF	214	(21,832)
Schwab U.S. Aggregate Bond ETF	538	(23,796)
iShares Russell 1000 Growth ETF	109	(28,993)
iShares MBS ETF	407	(36,142)
SPDR S&P Biotech ETF	707	(51,625)
iShares Floating Rate Bond ETF	1,046	(53,231)
iShares Core High Dividend ETF	614	(60,718)
iShares Russell 2000 Index ETF	347	(61,329)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (5.2)% (continued)

iShares JP Morgan USD Emerging Markets Bond ETF	857	$(70,720)
iShares TIPS Bond ETF	779	(80,798)
Health Care Select Sector SPDR Fund	775	(99,773)
Invesco Senior Loan ETF	4,845	(101,697)
SPDR S&P 500 ETF Trust	370	(158,167)
iShares MSCI EAFE ETF	2,348	(161,824)
VanEck High Yield Muni ETF	3,363	(165,022)
iShares Russell 1000 Value ETF	1,105	(167,761)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	7,421	(176,768)
iShares National Muni Bond ETF	1,875	(192,263)
SPDR Nuveen Bloomberg Municipal Bond ETF	8,242	(360,175)
iShares iBoxx High Yield Corporate Bond ETF	5,309	(391,379)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,856,067)		(2,588,991)
Total Securities Sold Short - (8.6)%
(Proceeds $4,309,886)		$(4,308,379)
Other Assets & Liabilities, net - 27.7%		13,799,041
Total Net Assets - 100.0%		$49,836,972

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	16	Dec 2023	$1,853,780	$12,854
U.S. Treasury 10 Year Note Futures Contracts	30	Dec 2023	3,240,469	9,825
Australian Government 10 Year Bond Futures Contracts	41	Dec 2023	2,954,931	(10,645)
			$8,049,180	$12,034

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	131	Oct 2023	$2,325,250	$95,327
IBEX 35 Index Futures Contracts††	8	Oct 2023	796,920	5,609
Tokyo Stock Price Index Futures Contracts	8	Dec 2023	1,242,246	4,454
Dow Jones Industrial Average Index Mini Futures Contracts	20	Dec 2023	3,373,200	815
Euro STOXX 50 Index Futures Contracts	2	Dec 2023	88,569	694
FTSE MIB Index Futures Contracts	4	Dec 2023	596,066	35
CAC 40 10 Euro Index Futures Contracts	1	Oct 2023	75,431	(135)
OMX Stockholm 30 Index Futures Contracts††	5	Oct 2023	98,197	(908)
FTSE 100 Index Futures Contracts	3	Dec 2023	279,397	(1,387)
Nikkei 225 (OSE) Index Futures Contracts	5	Dec 2023	1,064,649	(12,097)
SPI 200 Index Futures Contracts	8	Dec 2023	906,391	(17,364)
Russell 2000 Index Mini Futures Contracts	17	Dec 2023	1,528,385	(21,631)
NASDAQ-100 Index Mini Futures Contracts	8	Dec 2023	2,378,760	(60,947)
S&P 500 Index Mini Futures Contracts	14	Dec 2023	3,028,375	(81,965)
			$17,781,836	$(89,500)

Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	23	Dec 2023	$1,378,275	$14,786
Canadian Dollar Futures Contracts	10	Dec 2023	737,050	(5,746)
British Pound Futures Contracts	46	Dec 2023	3,508,650	(81,092)
Japanese Yen Futures Contracts	49	Dec 2023	4,149,994	(89,317)
			$9,773,969	$(161,369)

Commodity Futures Contracts Purchased†
NY Harbor ULSD Futures Contracts	21	Nov 2023	$2,789,766	$12,912
Sugar #11 Futures Contracts	116	Jun 2024	3,160,954	11,406
Soybean Oil Futures Contracts	13	Dec 2023	435,630	7,906
Brent Crude Futures Contracts	11	Oct 2023	1,014,750	5,936
Natural Gas Futures Contracts	23	Oct 2023	675,970	(2,979)
Cotton #2 Futures Contracts	7	Dec 2023	305,165	(3,442)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Description	Number of Contracts	Expiration Date		Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Cocoa Futures Contracts	13	Dec 2023	$444,860	$(3,648)
Low Sulphur Gas Oil Futures Contracts	32	Jan 2024	2,865,600	(4,218)
LME Lead Futures Contracts	3	Nov 2023	162,600	(4,566)
Lean Hogs Futures Contracts	5	Dec 2023	143,550	(5,573)
Live Cattle Futures Contracts	11	Dec 2023	826,980	(15,765)
WTI Crude Futures Contracts	21	Dec 2023	1,828,680	(46,673)
Soybean Meal Futures Contracts	16	Dec 2023	610,880	(48,744)
Soybean Futures Contracts	14	Nov 2023	892,500	(90,698)
Gasoline RBOB Futures Contracts	27	Nov 2023	2,666,601	(152,058)
			$18,824,486	$(340,204)

Commodity Futures Contracts Sold Short†
Gasoline RBOB Futures Contracts	16	Oct 2023	$1,614,077	$124,647
Coffee 'C' Futures Contracts	18	Dec 2023	980,100	91,808
Wheat Futures Contracts	20	Dec 2023	540,500	80,262
Hard Red Winter Wheat Futures Contracts	21	Dec 2023	695,100	34,059
LME Nickel Futures Contracts	3	Nov 2023	334,440	23,714
WTI Crude Futures Contracts	8	Oct 2023	726,960	22,460
Sugar #11 Futures Contracts	53	Feb 2024	1,573,634	20,759
NY Harbor ULSD Futures Contracts	13	Oct 2023	1,803,383	16,284
Corn Futures Contracts	34	Dec 2023	809,200	9,249
Natural Gas Futures Contracts	53	Nov 2023	1,758,010	3,075
Gold 100 oz. Futures Contracts	3	Dec 2023	559,290	531
Copper Futures Contracts	3	Dec 2023	279,750	(3,772)
LME Zinc Futures Contracts	1	Nov 2023	66,231	(4,672)
Low Sulphur Gas Oil Futures Contracts	16	Nov 2023	1,535,600	(10,826)
LME Primary Aluminum Futures Contracts	6	Nov 2023	351,975	(24,327)
			$13,628,250	$383,251

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	97	Dec 2023	$13,355,688	$333,737
Euro FX Futures Contracts	5	Dec 2023	662,969	6,366
Australian Dollar Futures Contracts	37	Dec 2023	2,384,835	5,099
			$16,403,492	$345,202

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	35	Dec 2023	$4,003,282	$44,941
Euro - Bund Futures Contracts	14	Dec 2023	1,900,666	3,757
Euro - OATS Futures Contracts	10	Dec 2023	1,299,461	3,254
Euro - 30 year Bond Futures Contracts	3	Dec 2023	386,190	2,010
Canadian Government 10 Year Bond Futures Contracts	2	Dec 2023	169,622	(47)
U.S. Treasury Long Bond Futures Contracts	5	Dec 2023	569,375	(581)
U.S. Treasury Ultra Long Bond Futures Contracts	4	Dec 2023	475,750	(1,111)
			$8,804,346	$52,223

Equity Futures Contracts Sold Short†
S&P/TSX 60 IX Index Futures Contracts	5	Dec 2023	$866,744	$(4,158)
CBOE Volatility Index Futures Contracts	120	Feb 2024	2,316,000	(15,914)
CBOE Volatility Index Futures Contracts	166	Jan 2024	3,170,600	(66,935)
			$6,353,344	$(87,007)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$8,041,540	$16,550

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	8,041,555	(240,872)

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	6,909,263	(384,868)

Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	6,909,263	(446,685)
						$29,901,621	$(1,055,875)

OTC Custom Basket Swap Agreements Sold Short††

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$7,093,720	$1,150,996
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	7,093,721	476,709
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	5,898,565	340,267
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	5,849,881	336,468
						$25,935,887	$2,304,440

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Cisco Systems, Inc.	806	0.54%	$5,728
Booking Holdings, Inc.	15	0.58%	3,081
A10 Networks, Inc.	3,242	0.61%	768
eBay, Inc.	613	0.34%	145
GoDaddy, Inc. — Class A	259	0.24%	(248)
F5, Inc.	454	0.91%	(398)
AT&T, Inc.	3,913	0.73%	(1,146)
New York Times Co. — Class A	424	0.22%	(1,327)
Ziff Davis, Inc.	587	0.46%	(1,421)
Ooma, Inc.	1,482	0.24%	(2,516)
Juniper Networks, Inc.	2,033	0.70%	(2,521)
InterDigital, Inc.	589	0.59%	(2,670)
IDT Corp. — Class B	1,871	0.51%	(2,757)
Yelp, Inc. — Class A	1,664	0.86%	(4,049)
VeriSign, Inc.	375	0.94%	(7,225)
Verizon Communications, Inc.	2,507	1.01%	(8,744)
Gogo, Inc.	1,855	0.28%	(8,777)
Total Communications			(34,077)
Industrial
Boise Cascade Co.	766	0.98%	17,856
UFP Industries, Inc.	830	1.06%	12,150
Simpson Manufacturing Company, Inc.	428	0.80%	11,214
ITT, Inc.	849	1.03%	9,249
Snap-on, Inc.	301	0.95%	9,175
Mueller Industries, Inc.	895	0.84%	6,802
International Seaways, Inc.	591	0.33%	5,035
Argan, Inc.	970	0.55%	4,893
Scorpio Tankers, Inc.	505	0.34%	3,899
Encore Wire Corp.	194	0.44%	3,180
Builders FirstSource, Inc.	170	0.26%	2,313
Ardmore Shipping Corp.	2,218	0.36%	1,673
Teekay Tankers Ltd. — Class A	439	0.23%	1,088
Northrop Grumman Corp.	61	0.33%	888
Sanmina Corp.	437	0.29%	128
Acuity Brands, Inc.	399	0.85%	(81)
Expeditors International of Washington, Inc.	275	0.39%	(176)
Landstar System, Inc.	133	0.29%	(188)
Donaldson Company, Inc.	1,344	1.00%	(360)
CH Robinson Worldwide, Inc.	453	0.49%	(719)
Teekay Corp.	5,627	0.43%	(754)
Owens Corning	209	0.35%	(1,017)
Schneider National, Inc. — Class B	3,044	1.05%	(1,157)
Insteel Industries, Inc.	936	0.38%	(1,427)
Apogee Enterprises, Inc.	1,734	1.02%	(1,746)
Fortune Brands Innovations, Inc.	289	0.22%	(2,180)
Valmont Industries, Inc.	218	0.65%	(2,595)
Masco Corp.	1,134	0.75%	(3,096)
TE Connectivity Ltd.	524	0.80%	(3,384)
Illinois Tool Works, Inc.	276	0.79%	(3,443)
Lindsay Corp.	139	0.20%	(3,755)
Sturm Ruger & Company, Inc.	1,249	0.81%	(4,794)
Watts Water Technologies, Inc. — Class A	466	1.00%	(4,942)
Hub Group, Inc. — Class A	963	0.94%	(5,300)
Keysight Technologies, Inc.	215	0.35%	(5,588)
Total Industrial			42,841
Technology
NextGen Healthcare, Inc.	1,466	0.43%	10,496
NetApp, Inc.	515	0.49%	7,405
Akamai Technologies, Inc.	164	0.22%	2,594
Diodes, Inc.	217	0.21%	2,163
Veradigm, Inc.	2,306	0.38%	1,133
Synaptics, Inc.	309	0.34%	424
Autodesk, Inc.	78	0.20%	229
Dropbox, Inc. — Class A	2,207	0.75%	(636)
QUALCOMM, Inc.	318	0.44%	(994)
Hewlett Packard Enterprise Co.	3,867	0.84%	(1,068)
Immersion Corp.	2,838	0.23%	(1,150)
Zoom Video Communications, Inc. — Class A	393	0.34%	(1,392)
Intuit, Inc.	52	0.33%	(1,963)
Photronics, Inc.	1,463	0.37%	(2,175)
International Business Machines Corp.	501	0.87%	(2,304)
Kulicke & Soffa Industries, Inc.	1,235	0.75%	(3,423)
Box, Inc. — Class A	725	0.22%	(4,349)
Progress Software Corp.	958	0.63%	(4,437)
Total Technology			553
Consumer, Non-cyclical
H&R Block, Inc.	2,092	1.12%	23,370
Perdoceo Education Corp.	3,566	0.76%	22,146
Exelixis, Inc.	3,860	1.05%	12,695
Amgen, Inc.	343	1.15%	12,012
Dynavax Technologies Corp.	3,125	0.57%	8,915
Hackett Group, Inc.	1,012	0.30%	4,298
Innoviva, Inc.	5,980	0.97%	3,846
Humana, Inc.	184	1.11%	3,081
Molina Healthcare, Inc.	166	0.68%	2,409
United Therapeutics Corp.	383	1.08%	1,107
Alarm.com Holdings, Inc.	295	0.22%	819
Neurocrine Biosciences, Inc.	161	0.23%	408
Alkermes plc	590	0.21%	158
Philip Morris International, Inc.	304	0.35%	(284)
Procter & Gamble Co.	172	0.31%	(1,067)
John B Sanfilippo & Son, Inc.	223	0.27%	(1,082)
Elevance Health, Inc.	76	0.41%	(1,263)
PayPal Holdings, Inc.	453	0.33%	(1,274)
Altria Group, Inc.	1,306	0.68%	(2,071)
Heidrick & Struggles International, Inc.	1,023	0.32%	(2,178)
Envista Holdings Corp.	804	0.28%	(2,855)
Organon & Co.	1,231	0.27%	(3,402)
Voyager Therapeutics, Inc.	2,167	0.21%	(3,463)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares		Value and Unrealized Appreciation (Depreciation)
Gilead Sciences, Inc.	1,166	1.09%	$(4,079)
Pfizer, Inc.	2,474	1.02%	(4,443)
Merck & Company, Inc.	811	1.04%	(7,746)
Bristol-Myers Squibb Co.	1,430	1.03%	(8,261)
Hologic, Inc.	1,158	1.00%	(9,118)
Incyte Corp.	1,287	0.92%	(16,549)
Royalty Pharma plc — Class A	2,916	0.98%	(24,735)
Total Consumer, Non-cyclical			1,394
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,240	0.91%	18,858
MSC Industrial Direct Company, Inc. — Class A	876	1.07%	7,965
Murphy USA, Inc.	110	0.47%	4,081
Taylor Morrison Home Corp. — Class A	832	0.44%	2,562
Brunswick Corp.	495	0.49%	2,540
Williams-Sonoma, Inc.	120	0.23%	1,653
Ethan Allen Interiors, Inc.	1,138	0.42%	647
Boyd Gaming Corp.	1,063	0.80%	517
Cavco Industries, Inc.	62	0.20%	(147)
BorgWarner, Inc.	943	0.47%	(231)
Ulta Beauty, Inc.	113	0.56%	(1,149)
DR Horton, Inc.	150	0.20%	(1,164)
Everi Holdings, Inc.	1,292	0.21%	(1,777)
Steven Madden Ltd.	1,173	0.46%	(2,177)
Meritage Homes Corp.	256	0.39%	(2,668)
PulteGroup, Inc.	584	0.54%	(2,768)
Lennar Corp. — Class A	592	0.83%	(3,413)
Monarch Casino & Resort, Inc.	626	0.48%	(3,535)
KB Home	1,240	0.71%	(3,783)
Malibu Boats, Inc. — Class A	629	0.38%	(3,804)
Tri Pointe Homes, Inc.	2,120	0.72%	(4,170)
MasterCraft Boat Holdings, Inc.	1,018	0.28%	(4,401)
M/I Homes, Inc.	557	0.58%	(5,490)
Home Depot, Inc.	262	0.98%	(6,438)
Polaris, Inc.	782	1.01%	(11,353)
Total Consumer, Cyclical			(19,645)
Utilities
ONE Gas, Inc.	410	0.35%	(1,903)
Public Service Enterprise Group, Inc.	1,454	1.03%	(3,244)
Clearway Energy, Inc. — Class C	1,123	0.30%	(4,560)
National Fuel Gas Co.	1,654	1.07%	(4,682)
Atmos Energy Corp.	764	1.01%	(6,555)
Chesapeake Utilities Corp.	365	0.44%	(6,747)
OGE Energy Corp.	2,577	1.07%	(11,709)
Total Utilities			(39,400)
Basic Materials
NewMarket Corp.	185	1.05%	16,590
CF Industries Holdings, Inc.	295	0.31%	4,947
Olin Corp.	1,616	1.00%	(9,050)
Total Basic Materials			12,487
Energy
Exxon Mobil Corp.	752	1.10%	12,343
Marathon Petroleum Corp.	232	0.44%	12,114
Valero Energy Corp.	407	0.72%	$10,944
PBF Energy, Inc. — Class A	466	0.31%	7,625
Cheniere Energy, Inc.	249	0.51%	5,294
Occidental Petroleum Corp.	990	0.80%	504
Par Pacific Holdings, Inc.	1,028	0.46%	501
CNX Resources Corp.	2,299	0.65%	496
Range Resources Corp.	562	0.23%	201
Magnolia Oil & Gas Corp. — Class A	1,908	0.54%	(377)
Equities Corp.	439	0.22%	(841)
Chesapeake Energy Corp.	967	1.04%	(857)
Chord Energy Corp.	521	1.05%	(935)
SandRidge Energy, Inc.	1,655	0.32%	(937)
Southwestern Energy Co.	6,077	0.49%	(1,173)
Coterra Energy, Inc. — Class A	1,310	0.44%	(1,183)
Total Energy			43,719
Financial
MGIC Investment Corp.	4,950	1.03%	9,635
Preferred Bank/Los Angeles CA	1,040	0.81%	9,260
NMI Holdings, Inc. — Class A	1,051	0.35%	6,353
Essent Group Ltd.	1,724	1.01%	4,915
Mr Cooper Group, Inc.	1,083	0.72%	4,120
Western Union Co.	4,209	0.69%	4,058
SouthState Corp.	446	0.37%	1,111
M&T Bank Corp.	227	0.36%	972
Raymond James Financial, Inc.	1	0.00%	8
Douglas Elliman, Inc.	1	0.00%	(2)
East West Bancorp, Inc.	338	0.22%	(300)
International Bancshares Corp.	544	0.29%	(427)
Capital One Financial Corp.	228	0.28%	(801)
Enova International, Inc.	474	0.30%	(828)
Citizens Financial Group, Inc.	981	0.33%	(891)
Enact Holdings, Inc.	1,205	0.41%	(931)
S&T Bancorp, Inc.	1,015	0.34%	(1,339)
Globe Life, Inc.	256	0.35%	(1,362)
Independent Bank Corp.	379	0.23%	(3,735)
FB Financial Corp.	747	0.26%	(4,734)
Fulton Financial Corp.	3,457	0.52%	(7,230)
Equity Commonwealth	4,502	1.04%	(9,174)
Total Financial			8,678
Total GS Long/Short Equity Long Custom Basket			$16,550

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Chefs' Warehouse, Inc.	1,372	(0.50)%	$11,147
Cooper Companies, Inc.	209	(1.13)%	8,543
Utz Brands, Inc.	3,150	(0.72)%	8,318
Equifax, Inc.	283	(0.89)%	6,258
TreeHouse Foods, Inc.	1,679	(1.24)%	6,150
ICU Medical, Inc.	217	(0.44)%	4,177

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET

	Shares		Value and Unrealized Appreciation (Depreciation)
Bright Horizons Family Solutions, Inc.	383	(0.53)%	$3,992
Pilgrim's Pride Corp.	2,358	(0.92)%	2,982
ABM Industries, Inc.	499	(0.34)%	2,634
Automatic Data Processing, Inc.	227	(0.93)%	2,312
Cintas Corp.	133	(1.09)%	2,162
Tyson Foods, Inc. — Class A	1,016	(0.88)%	1,207
CBIZ, Inc.	541	(0.48)%	860
TransUnion	700	(0.86)%	(421)
Booz Allen Hamilton Holding Corp.	559	(1.04)%	(427)
Neogen Corp.	1,402	(0.44)%	(1,412)
RB Global, Inc.	1,333	(1.41)%	(2,034)
ICF International, Inc.	411	(0.85)%	(5,745)
Total Consumer, Non-cyclical			50,703
Financial
Sun Communities, Inc.	715	(1.44)%	23,913
American Tower Corp. — Class A	481	(1.34)%	20,813
Outfront Media, Inc.	3,877	(0.67)%	20,754
Rexford Industrial Realty, Inc.	1,234	(1.04)%	13,250
Healthcare Realty Trust, Inc.	2,173	(0.57)%	12,082
Kennedy-Wilson Holdings, Inc.	5,297	(1.32)%	12,063
Raymond James Financial, Inc.	813	(1.39)%	7,864
UMH Properties, Inc.	5,528	(1.32)%	7,652
TFS Financial Corp.	5,886	(1.19)%	6,869
Jones Lang LaSalle, Inc.	429	(1.04)%	6,222
Americold Realty Trust, Inc.	2,251	(1.17)%	6,029
Alexander & Baldwin, Inc.	2,885	(0.83)%	5,345
Equinix, Inc.	109	(1.35)%	5,141
SLM Corp.	2,174	(0.51)%	4,416
Rayonier, Inc.	825	(0.40)%	4,246
New York Mortgage Trust, Inc.	5,224	(0.76)%	3,921
Pathward Financial, Inc.	795	(0.63)%	3,754
Northern Trust Corp.	577	(0.69)%	3,151
NU Holdings Limited/Cayman Islands — Class A	5,993	(0.74)%	3,025
Stellar Bancorp, Inc.	1,389	(0.51)%	2,697
Starwood Property Trust, Inc.	2,790	(0.92)%	2,654
Popular, Inc.	1,106	(1.19)%	2,426
Crown Castle, Inc.	265	(0.42)%	1,803
BOK Financial Corp.	624	(0.85)%	1,420
Annaly Capital Management, Inc.	1,761	(0.57)%	1,329
Hanover Insurance Group, Inc.	478	(0.91)%	869
PotlatchDeltic Corp.	1,215	(0.94)%	833
Equity LifeStyle Properties, Inc.	408	(0.44)%	718
Assured Guaranty Ltd.	588	(0.61)%	592
AGNC Investment Corp.	4,754	(0.77)%	517
Ventas, Inc.	1,757	(1.27)%	(190)
Progressive Corp.	193	(0.46)%	(387)
Carlyle Group, Inc.	1,952	(1.01)%	(716)
Apollo Global Management, Inc.	375	(0.58)%	(891)
Allstate Corp.	642	(1.22)%	(2,315)
PennyMac Financial Services, Inc.	948	(1.08)%	(2,733)
Welltower, Inc.	902	(1.26)%	(4,185)
Brighthouse Financial, Inc.	1,639	(1.37)%	(4,857)
Digital Realty Trust, Inc.	293	(0.61)%	(7,132)
KKR & Company, Inc. — Class A	1,394	(1.47)%	(8,361)
Iron Mountain, Inc.	1,348	(1.37)%	(8,546)
Total Financial			146,055
Utilities
AES Corp.	4,950	(1.29)%	25,715
Avista Corp.	2,267	(1.25)%	19,575
Portland General Electric Co.	1,993	(1.38)%	11,886
PG&E Corp.	5,236	(1.44)%	5,909
Edison International	1,267	(1.37)%	5,676
Exelon Corp.	1,220	(0.79)%	2,394
Spire, Inc.	1,019	(0.99)%	1,746
FirstEnergy Corp.	1,711	(1.00)%	1,411
Duke Energy Corp.	978	(1.48)%	(1,292)
Total Utilities			73,020
Basic Materials
Hecla Mining Co.	10,854	(0.73)%	15,537
Piedmont Lithium, Inc.	884	(0.60)%	12,878
Alcoa Corp.	1,956	(0.97)%	7,399
Royal Gold, Inc.	352	(0.64)%	5,257
Avient Corp.	863	(0.52)%	3,762
Ecolab, Inc.	262	(0.76)%	3,169
Novagold Resources, Inc.	12,489	(0.82)%	3,111
Kaiser Aluminum Corp.	769	(0.99)%	1,282
Century Aluminum Co.	3,629	(0.45)%	792
Mercer International, Inc.	4,231	(0.62)%	(199)
Carpenter Technology Corp.	963	(1.11)%	(20,627)
Total Basic Materials			32,361
Energy
Baker Hughes Co.	1,134	(0.68)%	775
Halliburton Co.	1,690	(1.17)%	(232)
Archrock, Inc.	3,019	(0.65)%	(388)
Expro Group Holdings N.V.	1,456	(0.58)%	(474)
NOV, Inc.	3,244	(1.16)%	(2,301)
Noble Corporation plc	575	(0.50)%	(2,397)
TechnipFMC plc	2,667	(0.93)%	(2,793)
Helix Energy Solutions Group, Inc.	2,753	(0.53)%	(4,280)
Valaris Ltd.	451	(0.58)%	(6,197)
Hess Corp.	542	(1.42)%	(8,261)
Total Energy			(26,548)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	3,021	(1.15)%	13,383
UniFirst Corp.	340	(0.95)%	10,357
Topgolf Callaway Brands Corp.	2,954	(0.70)%	8,783
Shake Shack, Inc. — Class A	546	(0.54)%	5,396

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET

	Shares		Value and Unrealized Appreciation (Depreciation)
Floor & Decor Holdings, Inc. — Class A	518	(0.80)%	$2,935
Life Time Group Holdings, Inc.	1,758	(0.46)%	2,790
VF Corp.	3,000	(0.91)%	1,269
OPENLANE, Inc.	2,769	(0.71)%	600
Newell Brands, Inc.	2,850	(0.44)%	(345)
Tesla, Inc.	70	(0.30)%	(1,974)
Total Consumer, Cyclical			43,194
Industrial
MasTec, Inc.	377	(0.46)%	8,133
3M Co.	536	(0.86)%	6,522
GATX Corp.	417	(0.78)%	2,092
Tetra Tech, Inc.	223	(0.58)%	1,305
Casella Waste Systems, Inc. — Class A	638	(0.83)%	954
Republic Services, Inc. — Class A	119	(0.29)%	838
Stericycle, Inc.	784	(0.60)%	80
General Electric Co.	0	0.00%	(4)
Jacobs Solutions, Inc.	129	(0.30)%	(563)
Trinity Industries, Inc.	1,766	(0.74)%	(874)
MSA Safety, Inc.	339	(0.91)%	(5,570)
Total Industrial			12,913
Technology
Science Applications International Corp.	727	(1.31)%	6,495
Evolent Health, Inc. — Class A	1,182	(0.55)%	5,369
KBR, Inc.	1,168	(1.18)%	2,730
Take-Two Interactive Software, Inc.	303	(0.73)%	(56)
Paycor HCM, Inc.	2,768	(1.08)%	(157)
Ceridian HCM Holding, Inc.	811	(0.94)%	(5,724)
Total Technology			8,657
Communications
DoorDash, Inc. — Class A	424	(0.58)%	(3,887)
Total GS Long/Short Equity Short Custom Basket			$336,468

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
AT&T, Inc.	3,913	0.73%	$1,106
Gogo, Inc.	1,855	0.28%	1,030
A10 Networks, Inc.	3,242	0.61%	580
GoDaddy, Inc. — Class A	259	0.24%	448
Booking Holdings, Inc.	15	0.58%	(403)
eBay, Inc.	613	0.34%	(419)
F5, Inc.	454	0.91%	(1,082)
New York Times Co. — Class A	424	0.22%	(1,362)
Ziff Davis, Inc.	587	0.46%	(1,447)
Ooma, Inc.	1,482	0.24%	(1,510)
VeriSign, Inc.	375	0.94%	(1,902)
IDT Corp. — Class B	1,871	0.51%	(2,716)
Juniper Networks, Inc.	2,033	0.70%	(2,865)
Cisco Systems, Inc.	806	0.54%	(2,866)
InterDigital, Inc.	589	0.59%	(3,198)
Yelp, Inc. — Class A	1,664	0.86%	(3,918)
Verizon Communications, Inc.	2,507	1.01%	(5,760)
Total Communications			(26,284)
Industrial
Acuity Brands, Inc.	399	0.85%	3,618
Encore Wire Corp.	194	0.44%	3,238
Argan, Inc.	970	0.55%	3,040
Scorpio Tankers, Inc.	505	0.34%	1,794
Ardmore Shipping Corp.	2,218	0.36%	1,253
International Seaways, Inc.	591	0.33%	1,231
Sturm Ruger & Company, Inc.	1,249	0.81%	1,170
Teekay Tankers Ltd. — Class A	439	0.23%	1,120
Northrop Grumman Corp.	61	0.33%	892
Hub Group, Inc. — Class A	963	0.94%	242
Sanmina Corp.	437	0.29%	103
Keysight Technologies, Inc.	215	0.35%	(211)
Teekay Corp.	5,627	0.43%	(291)
Expeditors International of Washington, Inc.	275	0.39%	(585)
CH Robinson Worldwide, Inc.	453	0.49%	(731)
Lindsay Corp.	139	0.20%	(833)
Mueller Industries, Inc.	895	0.84%	(1,097)
Owens Corning	209	0.35%	(1,123)
Schneider National, Inc. — Class B	3,044	1.05%	(1,231)
Insteel Industries, Inc.	936	0.38%	(1,365)
UFP Industries, Inc.	830	1.06%	(1,518)
Landstar System, Inc.	133	0.29%	(1,702)
Fortune Brands Innovations, Inc.	289	0.22%	(1,943)
Valmont Industries, Inc.	218	0.65%	(2,288)
TE Connectivity Ltd.	524	0.80%	(3,342)
Builders FirstSource, Inc.	170	0.26%	(3,422)
Illinois Tool Works, Inc.	276	0.79%	(3,571)
ITT, Inc.	849	1.03%	(3,602)
Snap-on, Inc.	301	0.95%	(3,743)
Simpson Manufacturing Company, Inc.	428	0.80%	(4,170)
Boise Cascade Co.	766	0.98%	(4,184)
Watts Water Technologies, Inc. — Class A	466	1.00%	(4,975)
Donaldson Company, Inc.	1,344	1.00%	(5,377)
Apogee Enterprises, Inc.	1,734	1.02%	(5,651)
Masco Corp.	1,134	0.75%	(6,173)
Total Industrial			(45,427)
Technology
NextGen Healthcare, Inc.	1,466	0.43%	8,092
Synaptics, Inc.	309	0.34%	388
Akamai Technologies, Inc.	164	0.22%	240
NetApp, Inc.	515	0.49%	(437)
Veradigm, Inc.	2,306	0.38%	(461)
Dropbox, Inc. — Class A	2,207	0.75%	(594)
Diodes, Inc.	217	0.21%	(610)
QUALCOMM, Inc.	318	0.44%	(986)
Immersion Corp.	2,838	0.23%	(1,146)
Autodesk, Inc.	78	0.20%	(1,155)
Hewlett Packard Enterprise Co.	3,867	0.84%	(1,224)
Zoom Video Communications, Inc. — Class A	393	0.34%	(1,381)
Box, Inc. — Class A	725	0.22%	(1,617)
Intuit, Inc.	52	0.33%	(1,922)
International Business Machines Corp.	501	0.87%	(3,259)
Kulicke & Soffa Industries, Inc.	1,235	0.75%	(3,685)
Photronics, Inc.	1,463	0.37%	(4,353)
Progress Software Corp.	958	0.63%	(7,581)
Total Technology			(21,691)
Consumer, Non-cyclical
H&R Block, Inc.	2,092	1.12%	6,593
Amgen, Inc.	343	1.15%	4,853
Humana, Inc.	184	1.11%	3,536
Molina Healthcare, Inc.	166	0.68%	2,558
Perdoceo Education Corp.	3,566	0.76%	1,905
Innoviva, Inc.	5,980	0.97%	1,521
Dynavax Technologies Corp.	3,125	0.57%	1,341
United Therapeutics Corp.	383	1.08%	964
Alarm.com Holdings, Inc.	295	0.22%	812
Neurocrine Biosciences, Inc.	161	0.23%	358
Hackett Group, Inc.	1,012	0.30%	12
Gilead Sciences, Inc.	1,166	1.09%	(276)
Philip Morris International, Inc.	304	0.35%	(332)
Alkermes plc	590	0.21%	(703)
Procter & Gamble Co.	172	0.31%	(1,075)
Heidrick & Struggles International, Inc.	1,023	0.32%	(1,087)
Elevance Health, Inc.	76	0.41%	(1,174)
John B Sanfilippo & Son, Inc.	223	0.27%	(1,185)
PayPal Holdings, Inc.	453	0.33%	(1,930)
Exelixis, Inc.	3,860	1.05%	(2,023)
Altria Group, Inc.	1,306	0.68%	(2,116)
Envista Holdings Corp.	804	0.28%	(2,824)
Organon & Co.	1,231	0.27%	(3,269)
Voyager Therapeutics, Inc.	2,167	0.21%	(4,645)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares		Value and Unrealized Appreciation (Depreciation)
Merck & Company, Inc.	811	1.04%	$(4,773)
Bristol-Myers Squibb Co.	1,430	1.03%	(4,903)
Pfizer, Inc.	2,474	1.02%	(5,155)
Hologic, Inc.	1,158	1.00%	(6,042)
Royalty Pharma plc — Class A	2,916	0.98%	(7,552)
Incyte Corp.	1,287	0.92%	(8,593)
Total Consumer, Non-cyclical			(35,204)
Consumer, Cyclical
Murphy USA, Inc.	110	0.47%	2,669
Williams-Sonoma, Inc.	120	0.23%	1,725
MasterCraft Boat Holdings, Inc.	1,018	0.28%	689
Malibu Boats, Inc. — Class A	629	0.38%	293
Brunswick Corp.	495	0.49%	(10)
BorgWarner, Inc.	943	0.47%	(158)
Cavco Industries, Inc.	62	0.20%	(857)
Ulta Beauty, Inc.	113	0.56%	(1,144)
DR Horton, Inc.	150	0.20%	(1,177)
Allison Transmission Holdings, Inc.	1,240	0.91%	(1,279)
Ethan Allen Interiors, Inc.	1,138	0.42%	(1,369)
Everi Holdings, Inc.	1,292	0.21%	(1,620)
Steven Madden Ltd.	1,173	0.46%	(2,204)
Meritage Homes Corp.	256	0.39%	(2,787)
PulteGroup, Inc.	584	0.54%	(2,877)
MSC Industrial Direct Company, Inc. — Class A	876	1.07%	(3,064)
Lennar Corp. — Class A	592	0.83%	(3,087)
Monarch Casino & Resort, Inc.	626	0.48%	(3,146)
Taylor Morrison Home Corp. — Class A	832	0.44%	(3,509)
Polaris, Inc.	782	1.01%	(5,323)
KB Home	1,240	0.71%	(5,426)
Tri Pointe Homes, Inc.	2,120	0.72%	(5,749)
Boyd Gaming Corp.	1,063	0.80%	(6,139)
Home Depot, Inc.	262	0.98%	(6,406)
M/I Homes, Inc.	557	0.58%	(6,991)
Total Consumer, Cyclical			(58,946)
Utilities
OGE Energy Corp.	2,577	1.07%	(1,721)
ONE Gas, Inc.	410	0.35%	(1,982)
National Fuel Gas Co.	1,654	1.07%	(2,661)
Public Service Enterprise Group, Inc.	1,454	1.03%	(3,364)
Clearway Energy, Inc. — Class C	1,123	0.30%	(4,072)
Chesapeake Utilities Corp.	365	0.44%	(4,461)
Atmos Energy Corp.	764	1.01%	(7,327)
Total Utilities			(25,588)
Basic Materials
CF Industries Holdings, Inc.	295	0.31%	2,517
Livent Corp.	1	0.00%	16
NewMarket Corp.	185	1.05%	(2,521)
Olin Corp.	1,616	1.00%	(10,706)
Total Basic Materials			(10,694)
Energy
Exxon Mobil Corp.	752	1.10%	4,689
Valero Energy Corp.	407	0.72%	4,329
PBF Energy, Inc. — Class A	466	0.31%	3,001
Marathon Petroleum Corp.	232	0.44%	1,922
CNX Resources Corp.	2,299	0.65%	726
Cheniere Energy, Inc.	249	0.51%	686
Par Pacific Holdings, Inc.	1,028	0.46%	452
Occidental Petroleum Corp.	990	0.80%	302
Range Resources Corp.	562	0.23%	235
Magnolia Oil & Gas Corp. — Class A	1,908	0.54%	197
Equities Corp.	439	0.22%	(743)
Chord Energy Corp.	521	1.05%	(826)
SandRidge Energy, Inc.	1,655	0.32%	(956)
Southwestern Energy Co.	6,077	0.49%	(962)
Coterra Energy, Inc. — Class A	1,310	0.44%	(1,195)
Chesapeake Energy Corp.	967	1.04%	(1,899)
Total Energy			9,958
Financial
Western Union Co.	4,209	0.69%	2,880
M&T Bank Corp.	227	0.36%	967
Enova International, Inc.	474	0.30%	251
Preferred Bank/Los Angeles CA	1,040	0.81%	141
Raymond James Financial, Inc.	1	0.00%	8
Douglas Elliman, Inc.	1	0.00%	(2)
East West Bancorp, Inc.	338	0.22%	(312)
Globe Life, Inc.	256	0.35%	(717)
International Bancshares Corp.	544	0.29%	(780)
Capital One Financial Corp.	228	0.28%	(826)
Citizens Financial Group, Inc.	981	0.33%	(928)
Enact Holdings, Inc.	1,205	0.41%	(932)
S&T Bancorp, Inc.	1,015	0.34%	(1,228)
FB Financial Corp.	747	0.26%	(1,488)
NMI Holdings, Inc. — Class A	1,051	0.35%	(1,556)
Independent Bank Corp.	379	0.23%	(1,821)
SouthState Corp.	446	0.37%	(2,173)
Equity Commonwealth	4,502	1.03%	(2,961)
Mr Cooper Group, Inc.	1,083	0.72%	(3,030)
Fulton Financial Corp.	3,457	0.52%	(3,913)
MGIC Investment Corp.	4,950	1.03%	(4,065)
Essent Group Ltd.	1,724	1.02%	(4,511)
Total Financial			(26,996)
Total MS Long/Short Equity Long Custom Basket			$(240,872)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Chefs' Warehouse, Inc.	1,372	(0.49)%	$9,558
Cooper Companies, Inc.	209	(1.14)%	8,382
TransUnion	700	(0.85)%	6,600
Neogen Corp.	1,402	(0.44)%	6,330
Equifax, Inc.	283	(0.88)%	6,025
ICF International, Inc.	411	(0.84)%	5,742
Utz Brands, Inc.	3,150	(0.72)%	5,353
ICU Medical, Inc.	217	(0.44)%	4,526
Bright Horizons Family Solutions, Inc.	383	(0.53)%	4,308
TreeHouse Foods, Inc.	1,679	(1.24)%	3,824
Pilgrim's Pride Corp.	2,358	(0.91)%	3,025
ABM Industries, Inc.	499	(0.34)%	2,636
Automatic Data Processing, Inc.	227	(0.93)%	2,252
Booz Allen Hamilton Holding Corp.	559	(1.04)%	2,228
Cintas Corp.	133	(1.08)%	2,098
Tyson Foods, Inc. — Class A	1,016	(0.87)%	1,085
CBIZ, Inc.	541	(0.48)%	903
RB Global, Inc.	1,333	(1.42)%	393
Total Consumer, Non-cyclical			75,268
Financial
Jones Lang LaSalle, Inc.	429	(1.03)%	13,358
TFS Financial Corp.	5,886	(1.18)%	10,310
American Tower Corp. — Class A	481	(1.35)%	7,932
Americold Realty Trust, Inc.	2,251	(1.16)%	7,255
Kennedy-Wilson Holdings, Inc.	5,297	(1.33)%	6,635
Equinix, Inc.	109	(1.34)%	5,735
Iron Mountain, Inc.	1,348	(1.36)%	5,487
Rexford Industrial Realty, Inc.	1,234	(1.03)%	5,032
UMH Properties, Inc.	5,528	(1.31)%	5,019
Healthcare Realty Trust, Inc.	2,173	(0.56)%	4,839
PennyMac Financial Services, Inc.	948	(1.07)%	4,753
Outfront Media, Inc.	3,877	(0.66)%	4,353
Carlyle Group, Inc.	1,952	(1.00)%	4,286
New York Mortgage Trust, Inc.	5,224	(0.75)%	3,958
Northern Trust Corp.	577	(0.68)%	3,765
Raymond James Financial, Inc.	813	(1.38)%	3,443
Alexander & Baldwin, Inc.	2,885	(0.82)%	3,237
Digital Realty Trust, Inc.	293	(0.60)%	3,106
Sun Communities, Inc.	715	(1.43)%	2,761
Starwood Property Trust, Inc.	2,790	(0.92)%	2,724
Annaly Capital Management, Inc.	1,761	(0.56)%	2,583
Popular, Inc.	1,106	(1.18)%	2,541
Pathward Financial, Inc.	795	(0.62)%	2,459
AGNC Investment Corp.	4,754	(0.76)%	2,195
Crown Castle, Inc.	265	(0.41)%	1,808
KKR & Company, Inc. — Class A	1,394	(1.46)%	1,746
BOK Financial Corp.	624	(0.85)%	1,390
SLM Corp.	2,174	(0.50)%	1,354
Brighthouse Financial, Inc.	1,639	(1.36)%	1,226
Rayonier, Inc.	825	(0.40)%	1,196
Welltower, Inc.	902	(1.25)%	900
PotlatchDeltic Corp.	1,215	(0.93)%	840
Equity LifeStyle Properties, Inc.	408	(0.44)%	715
Ventas, Inc.	1,757	(1.25)%	226
Stellar Bancorp, Inc.	1,389	(0.50)%	(48)
Apollo Global Management, Inc.	375	(0.57)%	(923)
Assured Guaranty Ltd.	588	(0.60)%	(958)
Progressive Corp.	193	(0.46)%	(1,098)
Hanover Insurance Group, Inc.	478	(0.90)%	(1,980)
Allstate Corp.	642	(1.21)%	(2,228)
NU Holdings Limited/Cayman Islands — Class A	5,993	(0.74)%	(2,319)
Total Financial			119,613
Utilities
AES Corp.	4,950	(1.28)%	12,818
Edison International	1,267	(1.36)%	7,002
Portland General Electric Co.	1,993	(1.37)%	6,581
Exelon Corp.	1,220	(0.78)%	2,429
Avista Corp.	2,267	(1.24)%	2,155
Spire, Inc.	1,019	(0.98)%	1,776
FirstEnergy Corp.	1,711	(0.99)%	1,463
PG&E Corp.	5,236	(1.43)%	1,060
Duke Energy Corp.	978	(1.46)%	(1,038)
Total Utilities			34,246
Basic Materials
Piedmont Lithium, Inc.	884	(0.59)%	4,520
Hecla Mining Co.	10,854	(0.72)%	4,520
Avient Corp.	863	(0.52)%	4,092
Ecolab, Inc.	262	(0.75)%	3,165
Novagold Resources, Inc.	12,489	(0.81)%	2,118
Alcoa Corp.	1,956	(0.96)%	1,929
Royal Gold, Inc.	352	(0.63)%	1,811
Century Aluminum Co.	3,629	(0.44)%	944
Livent Corp.	1	0.00%	(5)
Kaiser Aluminum Corp.	769	(0.98)%	(228)
Mercer International, Inc.	4,231	(0.62)%	(238)
Carpenter Technology Corp.	963	(1.10)%	(4,376)
Total Basic Materials			18,252
Energy
Noble Corporation plc	575	(0.49)%	1,206
Hess Corp.	542	(1.41)%	1,127
Baker Hughes Co.	1,134	(0.68)%	985
NOV, Inc.	3,244	(1.15)%	763
Expro Group Holdings N.V.	1,456	(0.57)%	591
Valaris Ltd.	451	(0.57)%	73
Archrock, Inc.	3,019	(0.64)%	(272)
Halliburton Co.	1,690	(1.16)%	(1,298)
TechnipFMC plc	2,667	(0.92)%	(1,735)
Helix Energy Solutions Group, Inc.	2,753	(0.52)%	(2,794)
Total Energy			(1,354)
Consumer, Cyclical
Topgolf Callaway Brands Corp.	2,954	(0.69)%	8,924
VF Corp.	3,000	(0.90)%	6,029
Shake Shack, Inc. — Class A	546	(0.54)%	5,927
Walgreens Boots Alliance, Inc.	3,021	(1.14)%	5,683

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares		Value and Unrealized Appreciation (Depreciation)
UniFirst Corp.	340	(0.94)%	$4,424
Newell Brands, Inc.	2,850	(0.44)%	4,118
Floor & Decor Holdings, Inc. — Class A	518	(0.79)%	2,999
Life Time Group Holdings, Inc.	1,758	(0.45)%	2,872
OPENLANE, Inc.	2,769	(0.70)%	1,906
Tesla, Inc.	70	(0.30)%	537
Total Consumer, Cyclical			43,419
Industrial
MSA Safety, Inc.	339	(0.91)%	8,391
MasTec, Inc.	377	(0.46)%	8,078
3M Co.	536	(0.85)%	6,637
GATX Corp.	417	(0.77)%	2,159
Casella Waste Systems, Inc. — Class A	638	(0.83)%	1,718
Tetra Tech, Inc.	223	(0.57)%	1,349
Republic Services, Inc. — Class A	119	(0.29)%	210
Stericycle, Inc.	784	(0.59)%	190
General Electric Co.	0	0.00%	(4)
Jacobs Solutions, Inc.	129	(0.30)%	(564)
Trinity Industries, Inc.	1,766	(0.73)%	(878)
Total Industrial			27,286
Technology
Science Applications International Corp.	727	(1.30)%	8,594
Privia Health Group, Inc.	2,116	(0.83)%	6,734
Ceridian HCM Holding, Inc.	811	(0.93)%	3,800
KBR, Inc.	1,168	(1.17)%	2,970
Paycor HCM, Inc.	2,768	(1.07)%	1,600
Take-Two Interactive Software, Inc.	303	(0.72)%	(37)
Evolent Health, Inc. — Class A	1,182	(0.55)%	(1,912)
Total Technology			21,749
Communications
DoorDash, Inc. — Class A	424	(0.57)%	1,788
Total MS Long/Short Equity Short Custom Basket			$340,267

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
CareTrust REIT, Inc.	27,283	8.10%	$9,488
Apple Hospitality REIT, Inc.	8,878	1.97%	2,581
VICI Properties, Inc.	1	0.00%	5
InvenTrust Properties Corp.	15,680	5.40%	(1,809)
Extra Space Storage, Inc.	2,138	3.76%	(10,808)
Ryman Hospitality Properties, Inc.	6,727	8.11%	(11,996)
Ventas, Inc.	8,004	4.88%	(12,537)
NETSTREIT Corp.	9,539	2.15%	(12,920)
Simon Property Group, Inc.	2,461	3.85%	(13,620)
Boston Properties, Inc.	2,341	2.02%	(17,033)
Kite Realty Group Trust	15,265	4.73%	(17,693)
Gaming and Leisure Properties, Inc.	10,044	6.62%	(18,805)
Piedmont Office Realty Trust, Inc. — Class A	17,741	1.44%	(21,972)
Brixmor Property Group, Inc.	18,724	5.63%	(22,841)
Invitation Homes, Inc.	10,154	4.66%	(24,632)
Healthpeak Properties, Inc.	12,715	3.38%	(28,165)
AvalonBay Communities, Inc.	2,398	5.96%	(28,934)
Equity Residential	6,343	5.39%	(38,558)
Agree Realty Corp.	6,136	4.91%	(40,014)
Four Corners Property Trust, Inc.	14,239	4.57%	(41,977)
Rexford Industrial Realty, Inc.	11,504	8.22%	(46,949)
Alexandria Real Estate Equities, Inc.	2,936	4.25%	(47,496)
Total Financial			(446,685)
Total MS Equity Market Neutral Long Custom Basket			$(446,685)

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Realty Income Corp.	11,023	(7.76)%	$66,704
Essex Property Trust, Inc.	2,115	(6.32)%	54,989
Global Net Lease, Inc.	33,288	(4.51)%	49,536
Mid-America Apartment Communities, Inc.	2,507	(4.55)%	41,121
STAG Industrial, Inc.	19,418	(9.45)%	39,254
Federal Realty Investment Trust	4,626	(5.91)%	33,885
Douglas Emmett, Inc.	36,230	(6.52)%	32,824
JBG SMITH Properties	26,203	(5.34)%	31,701
Camden Property Trust	1,946	(2.59)%	25,152
Broadstone Net Lease, Inc.	11,744	(2.37)%	21,925
Apartment Income REIT Corp.	6,132	(2.65)%	20,385
Macerich Co.	24,230	(3.73)%	19,195
Service Properties Trust	32,627	(3.54)%	18,350
Pebblebrook Hotel Trust	17,983	(3.45)%	15,907
Phillips Edison & Company, Inc.	21,562	(10.19)%	7,569
Welltower, Inc.	5,130	(5.92)%	5,070
LTC Properties, Inc.	3,981	(1.80)%	2,806
National Health Investors, Inc.	2,527	(1.83)%	(604)
Omega Healthcare Investors, Inc.	8,750	(4.09)%	(11,431)
Sunstone Hotel Investors, Inc.	37,458	(4.94)%	(13,594)
Total Financial			460,744
Exchange Traded Funds
Vanguard Real Estate ETF	2,382	(2.54)%	15,965
Total MS Equity Market Neutral Short Custom Basket			$476,709

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
CareTrust REIT, Inc.	27,283	8.09%	$57,348
Ryman Hospitality Properties, Inc.	6,727	8.11%	31,863
Gaming and Leisure Properties, Inc.	10,044	6.62%	20,761
InvenTrust Properties Corp.	15,680	5.40%	8,653
Kite Realty Group Trust	15,265	4.73%	8,514
Apple Hospitality REIT, Inc.	8,878	1.97%	3,425
Ventas, Inc.	8,004	4.88%	2,856
Brixmor Property Group, Inc.	18,724	5.63%	1,110
VICI Properties, Inc.	1	0.00%	5
AvalonBay Communities, Inc.	2,398	5.96%	(5,866)
Extra Space Storage, Inc.	2,138	3.76%	(10,514)
Simon Property Group, Inc.	2,461	3.85%	(10,666)
Boston Properties, Inc.	2,341	2.02%	(21,556)
NETSTREIT Corp.	9,539	2.15%	(23,651)
Invitation Homes, Inc.	10,154	4.66%	(26,224)
Equity Residential	6,343	5.39%	(29,634)
Healthpeak Properties, Inc.	12,715	3.38%	(36,968)
Four Corners Property Trust, Inc.	14,239	4.57%	(48,359)
Rexford Industrial Realty, Inc.	11,504	8.23%	(62,967)
Agree Realty Corp.	6,136	4.91%	(63,238)
Piedmont Office Realty Trust, Inc. — Class A	17,741	1.44%	(70,520)
Alexandria Real Estate Equities, Inc.	2,936	4.25%	(109,240)
Total Financial			(384,868)
Total GS Equity Market Neutral Long Custom Basket			$(384,868)

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	36,230	(6.52)%	$285,541
Realty Income Corp.	11,023	(7.76)%	175,720
Broadstone Net Lease, Inc.	11,744	(2.37)%	128,915
Mid-America Apartment Communities, Inc.	2,507	(4.55)%	107,546
Essex Property Trust, Inc.	2,115	(6.32)%	97,549
Camden Property Trust	1,946	(2.59)%	83,271
Apartment Income REIT Corp.	6,132	(2.65)%	78,941
JBG SMITH Properties	26,203	(5.34)%	75,067
Global Net Lease, Inc.	33,288	(4.51)%	60,451
Federal Realty Investment Trust	4,626	(5.91)%	42,132
Service Properties Trust	32,627	(3.54)%	37,537
Sunstone Hotel Investors, Inc.	37,458	(4.94)%	14,141
Pebblebrook Hotel Trust	17,983	(3.45)%	11,264
Macerich Co.	24,230	(3.73)%	9,840
LTC Properties, Inc.	3,981	(1.80)%	7,308
National Health Investors, Inc.	2,527	(1.83)%	4,886
STAG Industrial, Inc.	19,418	(9.45)%	(1,504)
Phillips Edison & Company, Inc.	21,562	(10.19)%	(24,022)
Omega Healthcare Investors, Inc.	8,750	(4.09)%	(45,085)
Welltower, Inc.	5,130	(5.92)%	(84,829)
Total Financial			1,064,669
Exchange Traded Funds
Vanguard Real Estate ETF	2,382	(2.54)%	86,327
Total GS Equity Market Neutral Short Custom Basket			$1,150,996

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2023.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.

[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2023.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,772,766	$—	$—		$10,772,766
Rights	—	—	—	*	—
Mutual Funds	9,649,250	—	—		9,649,250
Closed-End Funds	2,737,616	—	—		2,737,616
U.S. Treasury Bills	—	6,573,523	—		6,573,523
Repurchase Agreements	—	10,513,100	—		10,513,100
Securities Lending Collateral	100,055	—	—		100,055
Commodity Futures Contracts**	465,008	—	—		465,008
Currency Futures Contracts**	359,988	—	—		359,988
Equity Futures Contracts**	101,325	5,609	—		106,934
Interest Rate Futures Contracts**	18,846	57,795	—		76,641
Equity Custom Basket Swap Agreements**	—	2,320,990	—		2,320,990
Total Assets	$24,204,854	$19,471,017	$—		$43,675,871

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable }Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks Sold Short	$1,719,388	$—	$—		$1,719,388
Exchange-Traded Funds Sold Short	2,588,991	—	—		2,588,991
Commodity Futures Contracts**	421,961	—	—		421,961
Equity Futures Contracts**	282,533	908	—		283,441
Currency Futures Contracts**	176,155	—	—		176,155
Interest Rate Futures Contracts**	12,384	—	—		12,384
Equity Custom Basket Swap Agreements**	—	1,072,425	—		1,072,425
Total Liabilities	$5,201,412	$1,073,333	$—		$6,274,745

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,596,348	$–	$–	$–	$24,840	$2,621,188	108,001	$104,590
Guggenheim Strategy Fund III	2,387,928	–	–	–	22,827	2,410,755	99,249	95,966
Guggenheim Ultra Short Duration Fund — Institutional Class	2,486,511	–	–	–	28,374	2,514,885	257,937	96,683
Guggenheim Variable Insurance Strategy Fund III	2,083,380	–	–	–	19,042	2,102,422	86,555	83,268
	$9,554,167	$–	$–	$–	$95,083	$9,649,250		$380,507

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 86.0%
Technology - 40.0%
Apple, Inc.	57,544	$9,852,108
Microsoft Corp.	27,346	8,634,500
NVIDIA Corp.	9,091	3,954,494
Broadcom, Inc.	3,258	2,706,030
Adobe, Inc.*	3,598	1,834,620
Advanced Micro Devices, Inc.*	12,752	1,311,161
Intel Corp.	33,058	1,175,212
Texas Instruments, Inc.	7,167	1,139,625
Intuit, Inc.	2,210	1,129,177
QUALCOMM, Inc.	8,809	978,328
Applied Materials, Inc.	6,603	914,185
Analog Devices, Inc.	3,933	688,629
Lam Research Corp.	1,046	655,601
Micron Technology, Inc.	8,646	588,187
Synopsys, Inc.*	1,200	550,764
Cadence Design Systems, Inc.*	2,145	502,574
KLA Corp.	1,079	494,894
NXP Semiconductor N.V.	2,035	406,837
ASML Holding N.V. — Class G	684	402,643
Marvell Technology, Inc.	6,811	368,679
Fortinet, Inc.*	6,199	363,757
Workday, Inc. — Class A*	1,634	351,065
Autodesk, Inc.*	1,687	349,057
Microchip Technology, Inc.	4,296	335,303
Paychex, Inc.	2,846	328,229
ON Semiconductor Corp.*	3,406	316,588
Crowdstrike Holdings, Inc. — Class A*	1,784	298,606
Cognizant Technology Solutions Corp. — Class A	3,986	270,012
Electronic Arts, Inc.	2,138	257,415
GLOBALFOUNDRIES, Inc.*,1	4,323	251,555
Atlassian Corp. — Class A*	1,210	243,827
Datadog, Inc. — Class A*	2,361	215,063
ANSYS, Inc.*	685	203,822
Zscaler, Inc.*	1,152	179,240
Zoom Video Communications, Inc. — Class A*	2,007	140,370
Total Technology		42,392,157
Communications - 22.7%
Amazon.com, Inc.*	37,976	4,827,509
Meta Platforms, Inc. — Class A*	11,467	3,442,508
Alphabet, Inc. — Class A*	21,837	2,857,590
Alphabet, Inc. — Class C*	21,351	2,815,129
Cisco Systems, Inc.	32,167	1,729,298
Comcast Corp. — Class A	32,488	1,440,518
Netflix, Inc.*	3,498	1,320,845
T-Mobile US, Inc.	9,285	1,300,364
Booking Holdings, Inc.*	281	866,590
Palo Alto Networks, Inc.*	2,414	565,938
Charter Communications, Inc. — Class A*	1,181	519,428
PDD Holdings, Inc. ADR*	5,142	504,276
MercadoLibre, Inc.*	395	500,813
Airbnb, Inc. — Class A*	3,366	461,849
Trade Desk, Inc. — Class A*	3,521	275,166
Warner Bros Discovery, Inc.*	19,240	208,946
eBay, Inc.	4,201	185,222
Sirius XM Holdings, Inc.[1]	30,330	137,092
JD.com, Inc. ADR	3,580	104,285
Total Communications		24,063,366
Consumer, Non-cyclical - 11.7%
PepsiCo, Inc.	10,866	1,841,135
Amgen, Inc.	4,222	1,134,705
Intuitive Surgical, Inc.*	2,773	810,520
Automatic Data Processing, Inc.	3,251	782,126
Mondelez International, Inc. — Class A	10,739	745,287
Gilead Sciences, Inc.	9,836	737,110
Vertex Pharmaceuticals, Inc.*	2,037	708,346
Regeneron Pharmaceuticals, Inc.*	843	693,755
PayPal Holdings, Inc.*	8,667	506,673
Monster Beverage Corp.*	8,269	437,843
Cintas Corp.	803	386,251
Keurig Dr Pepper, Inc.	11,028	348,154
Kraft Heinz Co.	9,696	326,173
Seagen, Inc.*	1,482	314,406
AstraZeneca plc ADR	4,598	311,376
Moderna, Inc.*	3,004	310,283
Biogen, Inc.*	1,143	293,763
IDEXX Laboratories, Inc.*	655	286,412
Dexcom, Inc.*	3,062	285,685
Verisk Analytics, Inc. — Class A	1,145	270,495
CoStar Group, Inc.*	3,223	247,816
GE HealthCare Technologies, Inc.	3,590	244,264
Align Technology, Inc.*	604	184,413
Illumina, Inc.*	1,250	171,600
Total Consumer, Non-cyclical		12,378,591
Consumer, Cyclical - 8.2%
Tesla, Inc.*	11,682	2,923,070
Costco Wholesale Corp.	3,500	1,977,360
Starbucks Corp.	9,041	825,172
Marriott International, Inc. — Class A	2,354	462,702
O'Reilly Automotive, Inc.*	475	431,709
Lululemon Athletica, Inc.*	958	369,414
PACCAR, Inc.	4,127	350,878
Copart, Inc.*	7,537	324,769
Ross Stores, Inc.	2,689	303,723
Fastenal Co.	4,510	246,427
Dollar Tree, Inc.*	1,736	184,797
Walgreens Boots Alliance, Inc.	6,814	151,543
Lucid Group, Inc.*,1	17,939	100,279
Total Consumer, Cyclical		8,651,843
Industrial - 1.7%
Honeywell International, Inc.	5,241	968,222
CSX Corp.	15,837	486,988
Old Dominion Freight Line, Inc.	863	353,088
Total Industrial		1,808,298
Utilities - 1.1%
American Electric Power Company, Inc.	4,067	305,920
Exelon Corp.	7,856	296,878
Constellation Energy Corp.	2,539	276,954
Xcel Energy, Inc.	4,354	249,136
Total Utilities		1,128,888

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 86.0% (continued)
Energy - 0.6%
Baker Hughes Co.	7,970	$281,500
Diamondback Energy, Inc.	1,412	218,691
Enphase Energy, Inc.*	1,076	129,281
Total Energy		629,472
Total Common Stocks
(Cost $74,702,867)		91,052,615

	Face Amount
U.S. TREASURY BILLS†† - 13.1%
U.S. Treasury Bills
5.27% due 11/07/23[2,3]	$7,700,000	7,659,373
5.29% due 12/12/23[2,3]	5,000,000	4,947,638
4.66% due 10/05/23[3,4]	910,000	909,600
5.28% due 11/07/23[2,3]	200,000	198,944
5.29% due 11/07/23[2,3]	100,000	99,473
Total U.S. Treasury Bills
(Cost $13,813,251)		13,815,028

REPURCHASE AGREEMENTS††,5 - 4.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[2]	2,820,703	2,820,703
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[2]	1,095,707	1,095,707
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[2]	1,084,886	1,084,886
Total Repurchase Agreements
(Cost $5,001,296)		5,001,296

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[7]	349,009	349,009
Total Securities Lending Collateral
(Cost $349,009)		349,009
Total Investments - 104.1%
(Cost $93,866,423)		$110,217,948
Other Assets & Liabilities, net - (4.1)%		(4,385,855)
Total Net Assets - 100.0%		$105,832,093

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	23	Dec 2023	$6,838,935	$(199,043)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	12/21/23	473	$6,953,077	$(120,347)
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	12/21/23	3,308	48,680,829	(562,135)
Barclays Bank plc	NASDAQ-100 Index	Pay	5.81% (SOFR + 0.50%)	At Maturity	12/20/23	3,964	58,337,382	(1,522,158)

							$113,971,288	$(2,204,640)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$91,052,615	$—	$—	$91,052,615
U.S. Treasury Bills	—	13,815,028	—	13,815,028
Repurchase Agreements	—	5,001,296	—	5,001,296
Securities Lending Collateral	349,009	—	—	349,009
Total Assets	$91,401,624	$18,816,324	$—	$110,217,948

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$199,043	$—	$—	$199,043
Equity Index Swap Agreements**	—	2,204,640	—	2,204,640
Total Liabilities	$199,043	$2,204,640	$—	$2,403,683

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 82.4%
Technology - 38.4%
Apple, Inc.	62,182	$10,646,180
Microsoft Corp.	29,551	9,330,728
NVIDIA Corp.	9,824	4,273,342
Broadcom, Inc.	3,520	2,923,642
Adobe, Inc.*	3,888	1,982,491
Advanced Micro Devices, Inc.*	13,781	1,416,962
Intel Corp.	35,723	1,269,953
Texas Instruments, Inc.	7,745	1,231,532
Intuit, Inc.	2,389	1,220,636
QUALCOMM, Inc.	9,519	1,057,180
Applied Materials, Inc.	7,135	987,841
Analog Devices, Inc.	4,251	744,308
Lam Research Corp.	1,130	708,250
Micron Technology, Inc.	9,343	635,604
Synopsys, Inc.*	1,297	595,284
Cadence Design Systems, Inc.*	2,318	543,107
KLA Corp.	1,166	534,797
NXP Semiconductor N.V.	2,199	439,624
ASML Holding N.V. — Class G	739	435,020
Marvell Technology, Inc.	7,360	398,397
Fortinet, Inc.*	6,699	393,097
Workday, Inc. — Class A*	1,766	379,425
Autodesk, Inc.*	1,823	377,197
Microchip Technology, Inc.	4,643	362,386
Paychex, Inc.	3,075	354,640
ON Semiconductor Corp.*	3,681	342,149
Crowdstrike Holdings, Inc. — Class A*	1,928	322,709
Cognizant Technology Solutions Corp. — Class A	4,308	291,824
Electronic Arts, Inc.	2,311	278,244
GLOBALFOUNDRIES, Inc.*,1	4,672	271,864
Atlassian Corp. — Class A*	1,308	263,575
Datadog, Inc. — Class A*	2,551	232,371
ANSYS, Inc.*	740	220,187
Zscaler, Inc.*	1,244	193,554
Zoom Video Communications, Inc. — Class A*	2,169	151,700
Total Technology		45,809,800
Communications - 21.8%
Amazon.com, Inc.*	41,037	5,216,623
Meta Platforms, Inc. — Class A*	12,391	3,719,902
Alphabet, Inc. — Class A*	23,597	3,087,903
Alphabet, Inc. — Class C*	23,072	3,042,043
Cisco Systems, Inc.	34,760	1,868,697
Comcast Corp. — Class A	35,106	1,556,600
Netflix, Inc.*	3,780	1,427,328
T-Mobile US, Inc.	10,035	1,405,402
Booking Holdings, Inc.*	304	937,521
Palo Alto Networks, Inc.*	2,608	611,420
Charter Communications, Inc. — Class A*	1,277	561,650
PDD Holdings, Inc. ADR*	5,557	544,975
MercadoLibre, Inc.*	427	541,385
Airbnb, Inc. — Class A*	3,637	499,033
Trade Desk, Inc. — Class A*	3,806	297,439
Warner Bros Discovery, Inc.*	20,790	225,780
eBay, Inc.	4,539	200,124
Sirius XM Holdings, Inc.[1]	32,775	148,143
JD.com, Inc. ADR	3,868	112,675
Total Communications		26,004,643
Consumer, Non-cyclical - 11.2%
PepsiCo, Inc.	11,742	1,989,565
Amgen, Inc.	4,563	1,226,352
Intuitive Surgical, Inc.*	2,997	875,993
Automatic Data Processing, Inc.	3,514	845,398
Mondelez International, Inc. — Class A	11,604	805,318
Gilead Sciences, Inc.	10,628	796,462
Vertex Pharmaceuticals, Inc.*	2,202	765,724
Regeneron Pharmaceuticals, Inc.*	910	748,894
PayPal Holdings, Inc.*	9,366	547,536
Monster Beverage Corp.*	8,935	473,108
Cintas Corp.	868	417,517
Keurig Dr Pepper, Inc.	11,918	376,251
Kraft Heinz Co.	10,477	352,446
Seagen, Inc.*	1,601	339,652
AstraZeneca sofr ADR	4,969	336,501
Moderna, Inc.*	3,246	335,279
Biogen, Inc.*	1,235	317,407
IDEXX Laboratories, Inc.*	708	309,587
Dexcom, Inc.*	3,308	308,636
Verisk Analytics, Inc. — Class A	1,236	291,993
CoStar Group, Inc.*	3,483	267,808
GE HealthCare Technologies, Inc.	3,879	263,927
Align Technology, Inc.*	653	199,374
Illumina, Inc.*	1,350	185,328
Total Consumer, Non-cyclical		13,376,056
Consumer, Cyclical - 7.8%
Tesla, Inc.*	12,624	3,158,778
Costco Wholesale Corp.	3,783	2,137,244
Starbucks Corp.	9,770	891,708
Marriott International, Inc. — Class A	2,543	499,852
O'Reilly Automotive, Inc.*	514	467,154
Lululemon Athletica, Inc.*	1,036	399,492
PACCAR, Inc.	4,459	379,104
Copart, Inc.*	8,145	350,968
Ross Stores, Inc.	2,906	328,233
Fastenal Co.	4,873	266,261
Dollar Tree, Inc.*	1,877	199,806
Walgreens Boots Alliance, Inc.	7,363	163,753
Lucid Group, Inc.*,1	19,385	108,362
Total Consumer, Cyclical		9,350,715
Industrial - 1.6%
Honeywell International, Inc.	5,663	1,046,182
CSX Corp.	17,114	526,256
Old Dominion Freight Line, Inc.	931	380,909
Total Industrial		1,953,347
Utilities - 1.0%
American Electric Power Company, Inc.	4,393	330,442
Exelon Corp.	8,489	320,799
Constellation Energy Corp.	2,743	299,206
Xcel Energy, Inc.	4,704	269,163
Total Utilities		1,219,610

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 82.4% (continued)
Energy - 0.6%
Baker Hughes Co.	8,612	$304,176
Diamondback Energy, Inc.	1,525	236,192
Enphase Energy, Inc.*	1,163	139,734
Total Energy		680,102
Total Common Stocks
(Cost $67,589,473)		98,394,273

MUTUAL FUNDS† - 14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	909,569	8,868,293
Guggenheim Strategy Fund II2	347,696	8,438,588
Total Mutual Funds
(Cost $17,605,876)		17,306,881

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
5.27% due 11/07/23[3,4]	$1,400,000	1,392,613
5.29% due 11/07/23[3,4]	150,000	149,209
4.66% due 10/05/23[4,5]	50,000	49,978
Total U.S. Treasury Bills
(Cost $1,591,577)		1,591,800

REPURCHASE AGREEMENTS††,6 - 2.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[3]	1,812,131	1,812,131
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[3]	703,925	703,925
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[3]	696,973	696,973
Total Repurchase Agreements
(Cost $3,213,029)		3,213,029

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[8]	403,951	403,951
Total Securities Lending Collateral
(Cost $403,951)		403,951
Total Investments - 101.2%
(Cost $90,403,906)		$120,909,934
Other Assets & Liabilities, net - (1.2)%		(1,444,557)
Total Net Assets - 100.0%		$119,465,377

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	29	Dec 2023	$8,623,005	$(260,277)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	12/21/23	280	$4,124,920	$(19,045)
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	12/21/23	78	1,152,763	(19,942)
Barclays Bank plc	NASDAQ-100 Index	Pay	5.81% (SOFR + 0.50%)	At Maturity	12/20/23	496	7,293,257	(232,218)

							$12,570,940	$(271,205)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$98,394,273	$—	$—	$98,394,273
Mutual Funds	17,306,881	—	—	17,306,881
U.S. Treasury Bills	—	1,591,800	—	1,591,800
Repurchase Agreements	—	3,213,029	—	3,213,029
Securities Lending Collateral	403,951	—	—	403,951
Total Assets	$116,105,105	$4,804,829	$—	$120,909,934

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$260,277	$—	$—	$260,277
Equity Index Swap Agreements**	—	271,205	—	271,205
Total Liabilities	$260,277	$271,205	$—	$531,482

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,341,915	$–	$(2,000,000)	$(56,673)	$153,346	$8,438,588	347,696	$365,544
Guggenheim Ultra Short Duration Fund — Institutional Class	11,246,136	–	(2,500,000)	(57,588)	179,745	8,868,293	909,569	380,470
	$21,588,051	$–	$(4,500,000)	$(114,261)	$333,091	$17,306,881		$746,014

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 70.9%
Technology - 18.8%
Apple, Inc.	9,300	$1,592,253
Microsoft Corp.	4,702	1,484,656
NVIDIA Corp.	1,563	679,889
Broadcom, Inc.	261	216,781
Adobe, Inc.*	288	146,851
Salesforce, Inc.*	616	124,913
Accenture plc — Class A	399	122,537
Oracle Corp.	996	105,496
Advanced Micro Devices, Inc.*	1,022	105,082
Intel Corp.	2,650	94,208
Texas Instruments, Inc.	575	91,431
Intuit, Inc.	177	90,436
International Business Machines Corp.	577	80,953
QUALCOMM, Inc.	706	78,408
Applied Materials, Inc.	531	73,517
ServiceNow, Inc.*	128	71,547
Analog Devices, Inc.	317	55,504
Lam Research Corp.	84	52,649
Micron Technology, Inc.	693	47,145
Synopsys, Inc.*	96	44,061
Fiserv, Inc.*	386	43,603
Activision Blizzard, Inc.	453	42,414
Cadence Design Systems, Inc.*	172	40,300
KLA Corp.	87	39,903
Roper Technologies, Inc.	68	32,931
NXP Semiconductor N.V.	163	32,587
Autodesk, Inc.*	135	27,933
Microchip Technology, Inc.	344	26,849
MSCI, Inc. — Class A	50	25,654
ON Semiconductor Corp.*	273	25,375
Fortinet, Inc.*	413	24,235
Paychex, Inc.	203	23,412
Cognizant Technology Solutions Corp. — Class A	320	21,677
Fidelity National Information Services, Inc.	375	20,726
Electronic Arts, Inc.	156	18,782
ANSYS, Inc.*	54	16,068
Hewlett Packard Enterprise Co.	817	14,191
HP, Inc.	549	14,109
Take-Two Interactive Software, Inc.*	100	14,039
Monolithic Power Systems, Inc.	30	13,860
Broadridge Financial Solutions, Inc.	75	13,429
Fair Isaac Corp.*	15	13,028
PTC, Inc.*	75	10,626
Tyler Technologies, Inc.*	27	10,426
Akamai Technologies, Inc.*	96	10,228
NetApp, Inc.	133	10,092
Skyworks Solutions, Inc.	101	9,958
Teradyne, Inc.	97	9,745
EPAM Systems, Inc.*	37	9,461
Western Digital Corp.*	202	9,217
Seagate Technology Holdings plc	122	8,046
Paycom Software, Inc.	31	8,037
Leidos Holdings, Inc.	87	8,018
Zebra Technologies Corp. — Class A*	32	7,569
Jack Henry & Associates, Inc.	46	6,952
Ceridian HCM Holding, Inc.*	98	6,649
Qorvo, Inc.*	62	5,919
DXC Technology Co.*	130	2,708
Total Technology		6,037,073
Consumer, Non-cyclical - 14.2%
UnitedHealth Group, Inc.	586	295,455
Eli Lilly & Co.	505	271,251
Johnson & Johnson	1,524	237,363
Procter & Gamble Co.	1,492	217,623
AbbVie, Inc.	1,117	166,500
Merck & Company, Inc.	1,606	165,338
PepsiCo, Inc.	871	147,582
Coca-Cola Co.	2,463	137,879
Thermo Fisher Scientific, Inc.	244	123,506
Pfizer, Inc.	3,573	118,516
Abbott Laboratories	1,098	106,341
Danaher Corp.	416	103,210
Amgen, Inc.	339	91,109
Philip Morris International, Inc.	982	90,914
Bristol-Myers Squibb Co.	1,322	76,729
S&P Global, Inc.	206	75,274
Medtronic plc	842	65,979
Intuitive Surgical, Inc.*	222	64,888
Elevance Health, Inc.	149	64,878
Automatic Data Processing, Inc.	261	62,791
Mondelez International, Inc. — Class A	861	59,753
Gilead Sciences, Inc.	789	59,128
Stryker Corp.	214	58,480
CVS Health Corp.	813	56,764
Vertex Pharmaceuticals, Inc.*	163	56,681
Regeneron Pharmaceuticals, Inc.*	67	55,138
Cigna Group	187	53,495
Zoetis, Inc.	291	50,628
Boston Scientific Corp.*	927	48,946
Becton Dickinson & Co.	184	47,570
Altria Group, Inc.	1,123	47,222
PayPal Holdings, Inc.*	695	40,630
Humana, Inc.	78	37,949
Colgate-Palmolive Co.	523	37,191
McKesson Corp.	85	36,962
Moody's Corp.	100	31,617
HCA Healthcare, Inc.	127	31,239
Edwards Lifesciences Corp.*	385	26,673
Cintas Corp.	55	26,456
Kimberly-Clark Corp.	214	25,862
Constellation Brands, Inc. — Class A	102	25,636
Archer-Daniels-Midland Co.	339	25,567
Monster Beverage Corp.*	471	24,939
General Mills, Inc.	370	23,676
Biogen, Inc.*	92	23,645
Centene Corp.*	343	23,626
IDEXX Laboratories, Inc.*	53	23,175
Corteva, Inc.	449	22,971
Dexcom, Inc.*	245	22,858
IQVIA Holdings, Inc.*	116	22,823

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Consumer, Non-cyclical - 14.2% (continued)
Kenvue, Inc.	1,091	$21,907
Verisk Analytics, Inc. — Class A	92	21,734
Moderna, Inc.*	210	21,691
Estee Lauder Companies, Inc. — Class A	147	21,249
Sysco Corp.	320	21,136
Keurig Dr Pepper, Inc.	637	20,110
CoStar Group, Inc.*	258	19,838
United Rentals, Inc.	43	19,117
Global Payments, Inc.	165	19,039
Hershey Co.	95	19,008
Cencora, Inc. — Class A	105	18,897
Kroger Co.	418	18,706
West Pharmaceutical Services, Inc.	47	17,635
Quanta Services, Inc.	92	17,210
Gartner, Inc.*	50	17,181
Kraft Heinz Co.	505	16,988
GE HealthCare Technologies, Inc.	248	16,874
Zimmer Biomet Holdings, Inc.	132	14,813
Church & Dwight Company, Inc.	156	14,294
Equifax, Inc.	78	14,288
Cardinal Health, Inc.	161	13,978
ResMed, Inc.	93	13,752
Align Technology, Inc.*	45	13,739
Illumina, Inc.*	100	13,728
STERIS plc	62	13,604
Molina Healthcare, Inc.*	37	12,132
Baxter International, Inc.	320	12,077
McCormick & Company, Inc.	159	12,027
FleetCor Technologies, Inc.*	47	12,001
Laboratory Corporation of America Holdings	56	11,259
Hologic, Inc.*	155	10,757
Bunge Ltd.	95	10,284
Clorox Co.	78	10,223
Waters Corp.*	37	10,146
Kellanova	167	9,938
Cooper Companies, Inc.	31	9,858
Avery Dennison Corp.	51	9,316
Tyson Foods, Inc. — Class A	181	9,139
Revvity, Inc.	79	8,745
Quest Diagnostics, Inc.	70	8,530
Lamb Weston Holdings, Inc.	92	8,506
Conagra Brands, Inc.	302	8,281
J M Smucker Co.	65	7,989
Viatris, Inc.	759	7,484
Molson Coors Beverage Co. — Class B	117	7,440
Insulet Corp.*	44	7,018
Hormel Foods Corp.	183	6,959
Incyte Corp.*	118	6,817
Bio-Techne Corp.	100	6,807
Brown-Forman Corp. — Class B	116	6,692
Rollins, Inc.	178	6,645
Charles River Laboratories International, Inc.*	32	6,271
Henry Schein, Inc.*	83	6,163
Teleflex, Inc.	30	5,892
Catalent, Inc.*	114	5,190
Campbell Soup Co.	125	5,135
MarketAxess Holdings, Inc.	24	5,127
Robert Half, Inc.	68	4,983
Universal Health Services, Inc. — Class B	39	4,904
Bio-Rad Laboratories, Inc. — Class A*	13	4,660
Dentsply Sirona, Inc.	134	4,577
DaVita, Inc.*	34	3,214
Organon & Co.	162	2,812
Total Consumer, Non-cyclical		4,546,940
Financial - 9.8%
Berkshire Hathaway, Inc. — Class B*	1,154	404,246
JPMorgan Chase & Co.	1,839	266,692
Visa, Inc. — Class A	1,017	233,920
Mastercard, Inc. — Class A	527	208,645
Bank of America Corp.	4,375	119,788
Wells Fargo & Co.	2,315	94,591
Goldman Sachs Group, Inc.	209	67,626
Morgan Stanley	807	65,908
Prologis, Inc. REIT	585	65,643
Marsh & McLennan Companies, Inc.	313	59,564
BlackRock, Inc. — Class A	89	57,538
American Express Co.	368	54,902
Chubb Ltd.	260	54,127
Charles Schwab Corp.	941	51,661
Progressive Corp.	370	51,541
Citigroup, Inc.	1,219	50,137
American Tower Corp. — Class A REIT	295	48,513
Blackstone, Inc. — Class A	449	48,106
CME Group, Inc. — Class A	228	45,650
Equinix, Inc. REIT	59	42,849
Aon plc — Class A	128	41,500
Intercontinental Exchange, Inc.	362	39,827
U.S. Bancorp	985	32,564
Arthur J Gallagher & Co.	136	30,998
PNC Financial Services Group, Inc.	252	30,938
American International Group, Inc.	451	27,331
Welltower, Inc. REIT	328	26,870
Aflac, Inc.	342	26,248
Public Storage REIT	99	26,088
Crown Castle, Inc. REIT	274	25,216
MetLife, Inc.	400	25,164
Truist Financial Corp.	843	24,118
Travelers Companies, Inc.	145	23,680
Capital One Financial Corp.	241	23,389
Digital Realty Trust, Inc. REIT	192	23,236
Realty Income Corp. REIT	449	22,423
Simon Property Group, Inc. REIT	207	22,362
Prudential Financial, Inc.	230	21,825
Ameriprise Financial, Inc.	65	21,429
Bank of New York Mellon Corp.	493	21,026
Arch Capital Group Ltd.*	236	18,812
VICI Properties, Inc. REIT	641	18,653
Allstate Corp.	166	18,494
Extra Space Storage, Inc. REIT	134	16,292

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Financial - 9.8% (continued)
AvalonBay Communities, Inc. REIT	90	$15,457
T. Rowe Price Group, Inc.	142	14,892
CBRE Group, Inc. — Class A*	196	14,477
Weyerhaeuser Co. REIT	462	14,165
SBA Communications Corp. REIT	69	13,812
Willis Towers Watson plc	66	13,791
Hartford Financial Services Group, Inc.	194	13,756
Discover Financial Services	158	13,687
State Street Corp.	202	13,526
M&T Bank Corp.	105	13,277
Equity Residential REIT	218	12,799
Raymond James Financial, Inc.	118	11,851
Invitation Homes, Inc. REIT	364	11,535
Iron Mountain, Inc. REIT	185	10,998
Fifth Third Bancorp	431	10,917
Ventas, Inc. REIT	255	10,743
Cboe Global Markets, Inc.	67	10,466
Nasdaq, Inc.	215	10,447
Brown & Brown, Inc.	149	10,406
Regions Financial Corp.	594	10,217
Principal Financial Group, Inc.	141	10,162
Cincinnati Financial Corp.	99	10,127
Everest Group Ltd.	27	10,035
Alexandria Real Estate Equities, Inc. REIT	99	9,910
Huntington Bancshares, Inc.	916	9,526
Mid-America Apartment Communities, Inc. REIT	74	9,520
Northern Trust Corp.	131	9,102
Essex Property Trust, Inc. REIT	41	8,696
W R Berkley Corp.	128	8,127
Synchrony Financial	265	8,101
Citizens Financial Group, Inc.	299	8,013
Loews Corp.	117	7,407
Host Hotels & Resorts, Inc. REIT	450	7,231
Kimco Realty Corp. REIT	392	6,895
UDR, Inc. REIT	192	6,849
Camden Property Trust REIT	68	6,431
KeyCorp	592	6,370
Healthpeak Properties, Inc. REIT	346	6,352
Regency Centers Corp. REIT	104	6,182
Globe Life, Inc.	55	5,980
Boston Properties, Inc. REIT	91	5,413
Assurant, Inc.	34	4,882
Franklin Resources, Inc.	180	4,424
Federal Realty Investment Trust REIT	46	4,169
Invesco Ltd.	284	4,124
Comerica, Inc.	83	3,449
Zions Bancorp North America	94	3,280
Total Financial		3,142,106
Communications - 9.7%
Amazon.com, Inc.*	5,746	730,432
Alphabet, Inc. — Class A*	3,755	491,379
Meta Platforms, Inc. — Class A*	1,407	422,396
Alphabet, Inc. — Class C*	3,194	421,129
Cisco Systems, Inc.	2,579	138,647
Comcast Corp. — Class A	2,605	115,506
Netflix, Inc.*	280	105,728
Walt Disney Co.*	1,158	93,856
Verizon Communications, Inc.	2,660	86,211
Booking Holdings, Inc.*	23	70,931
AT&T, Inc.	4,524	67,951
T-Mobile US, Inc.	328	45,936
Palo Alto Networks, Inc.*	194	45,481
Airbnb, Inc. — Class A*	270	37,047
Arista Networks, Inc.*	159	29,245
Motorola Solutions, Inc.	106	28,858
Charter Communications, Inc. — Class A*	64	28,148
CDW Corp.	85	17,150
Warner Bros Discovery, Inc.*	1,404	15,247
eBay, Inc.	337	14,858
Corning, Inc.	486	14,808
VeriSign, Inc.*	57	11,544
FactSet Research Systems, Inc.	24	10,494
Omnicom Group, Inc.	124	9,235
Expedia Group, Inc.*	87	8,967
Interpublic Group of Companies, Inc.	244	6,993
Match Group, Inc.*	176	6,895
Gen Digital, Inc.	356	6,294
F5, Inc.*	38	6,123
Juniper Networks, Inc.	203	5,641
Etsy, Inc.*	78	5,037
Fox Corp. — Class A	161	5,023
News Corp. — Class A	241	4,834
Paramount Global — Class B	305	3,935
Fox Corp. — Class B	83	2,397
News Corp. — Class B	73	1,524
Total Communications		3,115,880
Consumer, Cyclical - 6.5%
Tesla, Inc.*	1,747	437,134
Home Depot, Inc.	636	192,174
Costco Wholesale Corp.	280	158,189
Walmart, Inc.	903	144,417
McDonald's Corp.	461	121,446
Lowe's Companies, Inc.	371	77,109
NIKE, Inc. — Class B	775	74,106
Starbucks Corp.	725	66,171
TJX Companies, Inc.	727	64,616
O'Reilly Automotive, Inc.*	38	34,537
Target Corp.	292	32,286
Marriott International, Inc. — Class A	159	31,253
Chipotle Mexican Grill, Inc. — Class A*	17	31,141
Ford Motor Co.	2,488	30,901
General Motors Co.	871	28,717
PACCAR, Inc.	331	28,142
AutoZone, Inc.*	11	27,940
Hilton Worldwide Holdings, Inc.	165	24,780
Ross Stores, Inc.	216	24,397
Copart, Inc.*	550	23,699
Yum! Brands, Inc.	177	22,114
DR Horton, Inc.	193	20,742
Cummins, Inc.	90	20,561
Fastenal Co.	362	19,780
WW Grainger, Inc.	28	19,372

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Consumer, Cyclical - 6.5% (continued)
Lennar Corp. — Class A	160	$17,957
Aptiv plc*	179	17,648
Delta Air Lines, Inc.	407	15,059
Dollar General Corp.	139	14,706
Dollar Tree, Inc.*	132	14,051
Tractor Supply Co.	69	14,010
Royal Caribbean Cruises Ltd.*	149	13,729
Genuine Parts Co.	89	12,850
Ulta Beauty, Inc.*	32	12,782
NVR, Inc.*	2	11,926
Darden Restaurants, Inc.	76	10,885
PulteGroup, Inc.	139	10,293
Southwest Airlines Co.	377	10,205
Walgreens Boots Alliance, Inc.	453	10,075
Las Vegas Sands Corp.	208	9,535
Pool Corp.	25	8,902
United Airlines Holdings, Inc.*	208	8,798
Carnival Corp.*	637	8,740
Best Buy Company, Inc.	123	8,545
LKQ Corp.	169	8,367
Domino's Pizza, Inc.	22	8,333
Live Nation Entertainment, Inc.*	90	7,474
CarMax, Inc.*	100	7,073
MGM Resorts International	178	6,543
Caesars Entertainment, Inc.*	136	6,303
BorgWarner, Inc.	149	6,015
Wynn Resorts Ltd.	61	5,637
Hasbro, Inc.	83	5,490
American Airlines Group, Inc.*	413	5,291
Bath & Body Works, Inc.	145	4,901
Whirlpool Corp.	35	4,679
Norwegian Cruise Line Holdings Ltd.*	269	4,433
Tapestry, Inc.	147	4,226
VF Corp.	209	3,693
Ralph Lauren Corp. — Class A	26	3,018
Alaska Air Group, Inc.*	81	3,004
Total Consumer, Cyclical		2,080,900
Industrial - 5.4%
Caterpillar, Inc.	323	88,179
Union Pacific Corp.	386	78,601
Honeywell International, Inc.	420	77,591
General Electric Co.	689	76,169
United Parcel Service, Inc. — Class B	458	71,388
Boeing Co.*	359	68,813
RTX Corp.	921	66,284
Deere & Co.	173	65,287
Lockheed Martin Corp.	142	58,072
Eaton Corporation plc	253	53,960
Illinois Tool Works, Inc.	174	40,074
Northrop Grumman Corp.	90	39,617
CSX Corp.	1,270	39,053
FedEx Corp.	146	38,678
Waste Management, Inc.	233	35,519
Emerson Electric Co.	362	34,958
3M Co.	349	32,673
Amphenol Corp. — Class A	377	31,664
General Dynamics Corp.	143	31,599
Parker-Hannifin Corp.	81	31,551
TransDigm Group, Inc.*	35	29,510
Trane Technologies plc	145	29,422
Carrier Global Corp.	530	29,256
Norfolk Southern Corp.	144	28,358
TE Connectivity Ltd.	199	24,583
Old Dominion Freight Line, Inc.	57	23,321
Johnson Controls International plc	431	22,933
AMETEK, Inc.	146	21,573
Otis Worldwide Corp.	261	20,961
Agilent Technologies, Inc.	187	20,910
L3Harris Technologies, Inc.	120	20,895
Rockwell Automation, Inc.	73	20,868
Republic Services, Inc. — Class A	130	18,526
Vulcan Materials Co.	84	16,970
Fortive Corp.	223	16,538
Ingersoll Rand, Inc.	256	16,312
Martin Marietta Materials, Inc.	38	15,598
Mettler-Toledo International, Inc.*	14	15,513
Keysight Technologies, Inc.*	113	14,951
Xylem, Inc.	152	13,837
Dover Corp.	89	12,416
Teledyne Technologies, Inc.*	30	12,257
Westinghouse Air Brake Technologies Corp.	113	12,009
Howmet Aerospace, Inc.	248	11,470
Jacobs Solutions, Inc.	80	10,920
Expeditors International of Washington, Inc.	94	10,775
Garmin Ltd.	97	10,204
IDEX Corp.	48	9,985
Ball Corp.	199	9,906
J.B. Hunt Transport Services, Inc.	52	9,803
Textron, Inc.	125	9,768
Axon Enterprise, Inc.*	44	8,756
Packaging Corporation of America	57	8,752
Amcor plc	931	8,528
Trimble, Inc.*	157	8,456
Snap-on, Inc.	33	8,417
Stanley Black & Decker, Inc.	97	8,107
Masco Corp.	142	7,590
Nordson Corp.	34	7,588
Pentair plc	104	6,734
CH Robinson Worldwide, Inc.	74	6,374
Allegion plc	56	5,835
Westrock Co.	162	5,800
A O Smith Corp.	79	5,224
Huntington Ingalls Industries, Inc.	25	5,114
Generac Holdings, Inc.*	39	4,250
Sealed Air Corp.	91	2,990
Mohawk Industries, Inc.*	33	2,832
Total Industrial		1,711,425
Energy - 3.4%
Exxon Mobil Corp.	2,533	297,830
Chevron Corp.	1,123	189,360
ConocoPhillips	758	90,808
Schlumberger N.V.	899	52,412

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Energy - 3.4% (continued)
EOG Resources, Inc.	368	$46,648
Marathon Petroleum Corp.	253	38,289
Phillips 66	282	33,882
Pioneer Natural Resources Co.	147	33,744
Valero Energy Corp.	223	31,601
Occidental Petroleum Corp.	420	27,250
Hess Corp.	175	26,775
Williams Companies, Inc.	770	25,941
ONEOK, Inc.	369	23,406
Halliburton Co.	569	23,044
Baker Hughes Co.	639	22,569
Kinder Morgan, Inc.	1,227	20,344
Devon Energy Corp.	405	19,319
Diamondback Energy, Inc.	113	17,502
Coterra Energy, Inc. — Class A	479	12,957
Targa Resources Corp.	142	12,172
First Solar, Inc.*	68	10,988
Enphase Energy, Inc.*	86	10,333
Marathon Oil Corp.	383	10,245
Equities Corp.	229	9,293
APA Corp.	194	7,973
SolarEdge Technologies, Inc.*	35	4,533
Total Energy		1,099,218
Utilities - 1.7%
NextEra Energy, Inc.	1,281	73,388
Southern Co.	690	44,657
Duke Energy Corp.	488	43,071
Sempra	398	27,076
American Electric Power Company, Inc.	326	24,522
Exelon Corp.	630	23,808
Dominion Energy, Inc.	530	23,675
Constellation Energy Corp.	204	22,252
PG&E Corp.*	1,323	21,340
Xcel Energy, Inc.	349	19,970
Consolidated Edison, Inc.	218	18,646
Public Service Enterprise Group, Inc.	316	17,984
WEC Energy Group, Inc.	200	16,110
Edison International	243	15,379
American Water Works Company, Inc.	123	15,231
DTE Energy Co.	130	12,906
Eversource Energy	221	12,851
Ameren Corp.	166	12,422
Entergy Corp.	134	12,395
FirstEnergy Corp.	327	11,177
PPL Corp.	466	10,979
CenterPoint Energy, Inc.	399	10,713
Atmos Energy Corp.	94	9,958
CMS Energy Corp.	185	9,825
Alliant Energy Corp.	160	7,752
Evergy, Inc.	144	7,301
NiSource, Inc.	262	6,466
AES Corp.	424	6,445
NRG Energy, Inc.	145	5,585
Pinnacle West Capital Corp.	72	5,305
Total Utilities		549,189
Basic Materials - 1.4%
Linde plc	309	115,056
Air Products and Chemicals, Inc.	141	39,959
Sherwin-Williams Co.	149	38,003
Freeport-McMoRan, Inc.	907	33,822
Ecolab, Inc.	161	27,273
Nucor Corp.	157	24,547
Dow, Inc.	445	22,944
DuPont de Nemours, Inc.	291	21,706
PPG Industries, Inc.	149	19,340
Newmont Corp.	503	18,586
LyondellBasell Industries N.V. — Class A	162	15,341
Albemarle Corp.	74	12,583
International Flavors & Fragrances, Inc.	162	11,044
Steel Dynamics, Inc.	99	10,615
CF Industries Holdings, Inc.	122	10,460
Celanese Corp. — Class A	63	7,908
International Paper Co.	219	7,768
Mosaic Co.	210	7,476
Eastman Chemical Co.	75	5,754
FMC Corp.	79	5,291
Total Basic Materials		455,476
Total Common Stocks
(Cost $18,393,431)		22,738,207

MUTUAL FUNDS† - 12.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	202,415	1,973,545
Guggenheim Strategy Fund II1	78,932	1,915,669
Total Mutual Funds
(Cost $3,941,469)		3,889,214

	Face Amount	Value
U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
5.27% due 11/07/23[2,3]	$700,000	$696,307
4.66% due 10/05/23[3,4]	470,000	469,794
5.28% due 11/07/23[2,3]	100,000	99,472
5.29% due 11/07/23[2,3]	50,000	49,736
Total U.S. Treasury Bills
(Cost $1,315,122)		1,315,309

REPURCHASE AGREEMENTS††,5 - 12.2%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[2]	2,204,072	2,204,072
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[2]	856,176	856,176
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[2]	847,720	847,720
Total Repurchase Agreements
(Cost $3,907,968)		3,907,968
Total Investments - 99.3%
(Cost $27,557,990)		$31,850,698
Other Assets & Liabilities, net - 0.7%		231,851
Total Net Assets - 100.0%		$32,082,549

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	54	Dec 2023	$11,680,875	$(468,716)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	12/21/23	270	$1,158,847	$(12,062)
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	12/21/23	1,019	4,368,033	(116,277)
Barclays Bank plc	S&P 500 Index	Pay	5.76% (SOFR + 0.45%)	At Maturity	12/20/23	1,908	8,183,123	(123,925)

							$13,710,003	$(252,264)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,738,207	$—	$—	$22,738,207
Mutual Funds	3,889,214	—	—	3,889,214
U.S. Treasury Bills	—	1,315,309	—	1,315,309
Repurchase Agreements	—	3,907,968	—	3,907,968
Total Assets	$26,627,421	$5,223,277	$—	$31,850,698

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$468,716	$—	$—	$468,716
Equity Index Swap Agreements**	—	252,264	—	252,264
Total Liabilities	$468,716	$252,264	$—	$720,980

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,897,514	$–	$–	$–	$18,155	$1,915,669	78,932	$76,439
Guggenheim Ultra Short Duration Fund — Institutional Class	1,951,280	–	–	–	22,265	1,973,545	202,415	75,872
	$3,848,794	$–	$–	$–	$40,420	$3,889,214		$152,311

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Mining - 99.6%
Freeport-McMoRan, Inc.	45,574	$1,699,454
Newmont Corp.	34,292	1,267,089
Barrick Gold Corp.	79,275	1,153,451
Agnico Eagle Mines Ltd.	24,321	1,105,389
Wheaton Precious Metals Corp.	24,843	1,007,384
Franco-Nevada Corp.	4,975	664,113
Gold Fields Ltd. ADR[1]	57,903	628,827
Royal Gold, Inc.	5,806	617,352
Anglogold Ashanti plc	35,668	563,554
Kinross Gold Corp.	121,762	555,235
Pan American Silver Corp.	36,918	534,573
Alamos Gold, Inc. — Class A	43,206	487,796
B2Gold Corp.	137,639	397,777
Sibanye Stillwater Ltd. ADR[1]	64,377	397,206
SSR Mining, Inc.	28,127	373,808
Hecla Mining Co.	91,024	355,904
Osisko Gold Royalties Ltd.	28,660	336,755
Eldorado Gold Corp.*	34,924	311,173
Harmony Gold Mining Company Ltd. ADR	79,853	300,247
First Majestic Silver Corp.	52,993	271,854
Sandstorm Gold Ltd.	56,800	264,688
Equinox Gold Corp.*,1	58,692	248,267
MAG Silver Corp.*	22,762	236,042
Novagold Resources, Inc.*	59,766	229,501
Seabridge Gold, Inc.*	18,922	199,627
SilverCrest Metals, Inc.*	42,140	185,837
Fortuna Silver Mines, Inc.*	66,609	181,176
IAMGOLD Corp.*	74,658	160,515
Coeur Mining, Inc.*	63,439	140,835
Gatos Silver, Inc.*	24,885	128,904
Endeavour Silver Corp.*	52,160	126,749
Silvercorp Metals, Inc.	45,932	107,940
Total Mining		15,239,022
Total Common Stocks
(Cost $9,094,215)		15,239,022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.3%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$112,818	$112,818
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	43,825	43,825
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	43,392	43,392
Total Repurchase Agreements
(Cost $200,035)		200,035

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.5%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	996,521	996,521
Total Securities Lending Collateral
(Cost $996,521)		996,521
Total Investments - 107.4%
(Cost $10,290,771)		$16,435,578
Other Assets & Liabilities, net - (7.4)%		(1,128,823)
Total Net Assets - 100.0%		$15,306,755

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,239,022	$—	$—	$15,239,022
Repurchase Agreements	—	200,035	—	200,035
Securities Lending Collateral	996,521	—	—	996,521
Total Assets	$16,235,543	$200,035	$—	$16,435,578

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.2%
REITS - 91.9%
REITs-Diversified - 22.3%
American Tower Corp. — Class A	714	$117,417
Equinix, Inc.	145	105,308
Crown Castle, Inc.	937	86,232
Digital Realty Trust, Inc.	689	83,383
VICI Properties, Inc.	2,555	74,350
Weyerhaeuser Co.	2,151	65,950
SBA Communications Corp.	312	62,453
Gaming and Leisure Properties, Inc.	1,027	46,780
WP Carey, Inc.	818	44,237
Lamar Advertising Co. — Class A	493	41,151
PotlatchDeltic Corp.	594	26,962
EPR Properties	590	24,509
LXP Industrial Trust	2,436	21,680
Broadstone Net Lease, Inc.	1,492	21,336
Outfront Media, Inc.	1,716	17,332
Uniti Group, Inc.	2,992	14,122
Total REITs-Diversified		853,202
REITs-Apartments - 12.6%
AvalonBay Communities, Inc.	394	67,666
Equity Residential	1,086	63,759
Invitation Homes, Inc.	1,902	60,274
Mid-America Apartment Communities, Inc.	410	52,746
Essex Property Trust, Inc.	239	50,689
UDR, Inc.	1,312	46,799
American Homes 4 Rent — Class A	1,319	44,437
Camden Property Trust	458	43,318
Apartment Income REIT Corp.	970	29,779
Independence Realty Trust, Inc.	1,675	23,567
Total REITs-Apartments		483,034
REITs-Warehouse/Industries - 9.6%
Prologis, Inc.	1,234	138,467
Rexford Industrial Realty, Inc.	879	43,379
Americold Realty Trust, Inc.	1,287	39,138
EastGroup Properties, Inc.	210	34,971
STAG Industrial, Inc.	1,000	34,510
First Industrial Realty Trust, Inc.	724	34,455
Terreno Realty Corp.	523	29,706
Innovative Industrial Properties, Inc.	139	10,517
Total REITs-Warehouse/Industries		365,143
REITs-Health Care - 8.9%
Welltower, Inc.	1,128	92,406
Ventas, Inc.	1,386	58,392
Healthpeak Properties, Inc.	2,366	43,440
Omega Healthcare Investors, Inc.	1,249	41,417
Healthcare Realty Trust, Inc.	2,156	32,922
Sabra Health Care REIT, Inc.	1,897	26,444
Medical Properties Trust, Inc.[1]	4,264	23,239
Physicians Realty Trust	1,900	23,161
Total REITs-Health Care		341,421
REITs-Office Property - 7.9%
Alexandria Real Estate Equities, Inc.	551	55,155
Boston Properties, Inc.	669	39,792
Vornado Realty Trust	1,186	26,898
Kilroy Realty Corp.	788	24,909
Cousins Properties, Inc.	1,166	23,751
COPT Defense Properties	989	23,568
SL Green Realty Corp.[1]	574	21,410
Douglas Emmett, Inc.[1]	1,548	19,752
Highwoods Properties, Inc.	949	19,559
Equity Commonwealth	1,063	19,527
JBG SMITH Properties	1,153	16,672
Hudson Pacific Properties, Inc.	1,914	12,728
Total REITs-Office Property		303,721
REITs-Storage - 7.5%
Public Storage	344	90,651
Extra Space Storage, Inc.	583	70,881
Iron Mountain, Inc.	970	57,666
CubeSmart	1,057	40,303
National Storage Affiliates Trust	832	26,408
Total REITs-Storage		285,909
REITs-Shopping Centers - 6.8%
Kimco Realty Corp.	2,586	45,488
Regency Centers Corp.	748	44,461
Federal Realty Investment Trust	412	37,340
Brixmor Property Group, Inc.	1,672	34,744
Kite Realty Group Trust	1,397	29,924
Phillips Edison & Company, Inc.	878	29,448
SITE Centers Corp.	1,642	20,246
Retail Opportunity Investments Corp.	1,363	16,874
Total REITs-Shopping Centers		258,525
REITs-Hotels - 5.7%
Host Hotels & Resorts, Inc.	3,053	49,062
Ryman Hospitality Properties, Inc.	370	30,814
Apple Hospitality REIT, Inc.[1]	1,608	24,667
Park Hotels & Resorts, Inc.	1,843	22,706
Sunstone Hotel Investors, Inc.	2,188	20,458
DiamondRock Hospitality Co.	2,329	18,702
Pebblebrook Hotel Trust	1,310	17,803
RLJ Lodging Trust	1,788	17,504
Service Properties Trust	2,080	15,995
Total REITs-Hotels		217,711
REITs-Single Tenant - 5.3%
Realty Income Corp.	1,618	80,803
NNN REIT, Inc.	986	34,845
Agree Realty Corp.	565	31,211
Spirit Realty Capital, Inc.	877	29,406
Essential Properties Realty Trust, Inc.	1,146	24,788
Total REITs-Single Tenant		201,053
REITs-Regional Malls - 2.7%
Simon Property Group, Inc.	753	81,347
Macerich Co.	1,926	21,013
Total REITs-Regional Malls		102,360
REITs-Manufactured Homes - 2.6%
Sun Communities, Inc.	460	54,436

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
REITS - 91.9% (continued)
REITs-Manufactured Homes - 2.6% (continued)
Equity LifeStyle Properties, Inc.	714	$45,489
Total REITs-Manufactured Homes		99,925
Total REITS		3,512,004
Real Estate - 3.3%
Real Estate Management/Services - 3.3%
CBRE Group, Inc. — Class A*	857	63,298
Jones Lang LaSalle, Inc.*	167	23,577
Cushman & Wakefield plc*	2,018	15,377
eXp World Holdings, Inc.	920	14,941
Redfin Corp.*	1,574	11,081
Total Real Estate Management/Services		128,274
Total Real Estate		128,274
Commercial Services - 2.0%
CoStar Group, Inc.*	998	76,736
Internet - 1.4%
E-Commerce/Services - 1.4%
Zillow Group, Inc. — Class C*	911	42,052
Opendoor Technologies, Inc.*	3,546	9,361
Total E-Commerce/Services		51,413
Total Internet		51,413
Telecommunications - 0.6%
Telecom Services - 0.6%
DigitalBridge Group, Inc.	1,391	24,454
Total Common Stocks
(Cost $2,044,078)		3,792,881

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$15,244	15,244
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	5,921	5,921
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	5,863	5,863
Total Repurchase Agreements
(Cost $27,028)		27,028

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	67,610	67,610
Total Securities Lending Collateral
(Cost $67,610)		67,610
Total Investments - 101.7%
(Cost $2,138,716)		$3,887,519
Other Assets & Liabilities, net - (1.7)%		(65,243)
Total Net Assets - 100.0%		$3,822,276

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,792,881	$—	$—	$3,792,881
Repurchase Agreements	—	27,028	—	27,028
Securities Lending Collateral	67,610	—	—	67,610
Total Assets	$3,860,491	$27,028	$—	$3,887,519

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 68.2%
Walmart, Inc.	868	$138,819
Home Depot, Inc.	429	129,627
Costco Wholesale Corp.	215	121,466
Lowe's Companies, Inc.	522	108,492
TJX Companies, Inc.	1,187	105,501
O'Reilly Automotive, Inc.*	84	76,344
Target Corp.	645	71,318
Ross Stores, Inc.	562	63,478
Dollar Tree, Inc.*	455	48,435
AutoZone, Inc.*	19	48,260
Dollar General Corp.	452	47,822
Tractor Supply Co.	235	47,717
Genuine Parts Co.	323	46,635
Ulta Beauty, Inc.*	114	45,537
Walgreens Boots Alliance, Inc.	1,929	42,901
Best Buy Company, Inc.	551	38,278
Williams-Sonoma, Inc.	221	34,343
BJ's Wholesale Club Holdings, Inc.*	481	34,329
CarMax, Inc.*	469	33,172
Burlington Stores, Inc.*	236	31,931
Dick's Sporting Goods, Inc.	293	31,814
Five Below, Inc.*	196	31,536
Floor & Decor Holdings, Inc. — Class A*	344	31,132
Murphy USA, Inc.	85	29,047
Bath & Body Works, Inc.	821	27,750
AutoNation, Inc.*	164	24,830
Ollie's Bargain Outlet Holdings, Inc.*	307	23,694
Lithia Motors, Inc. — Class A	76	22,445
GameStop Corp. — Class A*,1	1,281	21,085
Academy Sports & Outdoors, Inc.	401	18,955
Macy's, Inc.	1,631	18,936
American Eagle Outfitters, Inc.	1,120	18,603
Advance Auto Parts, Inc.	331	18,513
RH*	68	17,976
Signet Jewelers Ltd.	250	17,952
Gap, Inc.	1,621	17,231
Carvana Co.*,1	399	16,750
Boot Barn Holdings, Inc.*	198	16,076
Foot Locker, Inc.	751	13,030
Nordstrom, Inc.	868	12,968
National Vision Holdings, Inc.*	720	11,650
Victoria's Secret & Co.*	670	11,176
Leslie's, Inc.*	1,797	10,171
Kohl's Corp.	462	9,684
Total Retail		1,787,409
Internet - 26.9%
Amazon.com, Inc.*	2,090	265,681
Alibaba Group Holding Ltd. ADR*	814	70,606
PDD Holdings, Inc. ADR*	690	67,668
eBay, Inc.	1,193	52,599
MercadoLibre, Inc.*	40	50,715
JD.com, Inc. ADR	1,677	48,851
Coupang, Inc.*	2,513	42,721
Etsy, Inc.*	454	29,319
Wayfair, Inc. — Class A*	420	25,440
Chewy, Inc. — Class A*	1,324	24,176
Farfetch Ltd. — Class A*,1	8,872	18,543
Overstock.com, Inc.*	519	8,211
Total Internet		704,530
Distribution & Wholesale - 3.0%
Pool Corp.	111	39,527
LKQ Corp.	777	38,469
Total Distribution & Wholesale		77,996
Chemicals - 0.9%
Valvoline, Inc.	679	21,891
Apparel - 0.6%
Urban Outfitters, Inc.*	464	15,168
Total Common Stocks
(Cost $1,392,354)		2,606,994

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$12,497	12,497
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	4,854	4,854
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	4,807	4,807
Total Repurchase Agreements
(Cost $22,158)		22,158

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	30,943	30,943
Total Securities Lending Collateral
(Cost $30,943)		30,943
Total Investments - 101.6%
(Cost $1,445,455)		$2,660,095
Other Assets & Liabilities, net - (1.6)%		(42,047)
Total Net Assets - 100.0%		$2,618,048

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,606,994	$—	$—	$2,606,994
Repurchase Agreements	—	22,158	—	22,158
Securities Lending Collateral	30,943	—	—	30,943
Total Assets	$2,637,937	$22,158	$—	$2,660,095

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8%
Consumer, Non-cyclical - 9.7%
HealthEquity, Inc.*	50	$3,652
elf Beauty, Inc.*	32	3,514
Option Care Health, Inc.*	102	3,300
BellRing Brands, Inc.*	80	3,298
API Group Corp.*	125	3,241
Ensign Group, Inc.	33	3,067
Halozyme Therapeutics, Inc.*	77	2,941
Intra-Cellular Therapies, Inc.*	56	2,917
Lantheus Holdings, Inc.*	41	2,849
Vaxcyte, Inc.*	55	2,804
Alkermes plc*	99	2,773
Haemonetics Corp.*	30	2,687
Sprouts Farmers Market, Inc.*	62	2,654
Hostess Brands, Inc.*	79	2,632
TriNet Group, Inc.*	22	2,563
Neogen Corp.*	130	2,410
ASGN, Inc.*	29	2,369
Merit Medical Systems, Inc.*	34	2,347
ImmunoGen, Inc.*	142	2,254
Insperity, Inc.	22	2,147
Glaukos Corp.*	28	2,107
AMN Healthcare Services, Inc.*	24	2,044
Brink's Co.	28	2,034
Amicus Therapeutics, Inc.*	167	2,031
Inari Medical, Inc.*	31	2,027
Herc Holdings, Inc.	17	2,022
Insmed, Inc.*	79	1,995
Lancaster Colony Corp.	12	1,980
Remitly Global, Inc.*	78	1,967
Guardant Health, Inc.*	66	1,956
Coca-Cola Consolidated, Inc.	3	1,909
Simply Good Foods Co.*	54	1,864
StoneCo Ltd. — Class A*	174	1,857
Flywire Corp.*	57	1,818
CONMED Corp.	18	1,815
Blueprint Medicines Corp.*	36	1,808
Bridgebio Pharma, Inc.*	68	1,793
Alarm.com Holdings, Inc.*	29	1,773
Marqeta, Inc. — Class A*	291	1,740
Prestige Consumer Healthcare, Inc.*	30	1,716
iRhythm Technologies, Inc.*	18	1,697
LivaNova plc*	32	1,692
REVOLUTION Medicines, Inc.*	61	1,688
Intellia Therapeutics, Inc.*	53	1,676
Alight, Inc. — Class A*	236	1,673
Cytokinetics, Inc.*	56	1,650
Arrowhead Pharmaceuticals, Inc.*	61	1,639
Helen of Troy Ltd.*	14	1,632
Axonics, Inc.*	29	1,628
WD-40 Co.	8	1,626
ABM Industries, Inc.	40	1,600
Progyny, Inc.*	47	1,599
Integer Holdings Corp.*	20	1,569
Select Medical Holdings Corp.	62	1,567
Akero Therapeutics, Inc.*	30	1,517
Patterson Companies, Inc.	51	1,512
Krystal Biotech, Inc.*	13	1,508
CBIZ, Inc.*	29	1,505

ACADIA Pharmaceuticals, Inc.*	72	1,500
Inter Parfums, Inc.	11	1,478
J & J Snack Foods Corp.	9	1,473
Korn Ferry	31	1,471
Denali Therapeutics, Inc.*	71	1,465
Coursera, Inc.*	78	1,458
EVERTEC, Inc.	39	1,450
Inmode Ltd.*	46	1,401
Axsome Therapeutics, Inc.*	20	1,398
TreeHouse Foods, Inc.*	31	1,351
ICF International, Inc.	11	1,329
Corcept Therapeutics, Inc.*	48	1,308
Primo Water Corp.	93	1,283
Pacific Biosciences of California, Inc.*	150	1,253
Immunovant, Inc.*	32	1,228
AtriCure, Inc.*	28	1,226
Omnicell, Inc.*	27	1,216
Prothena Corporation plc*	25	1,206
Surgery Partners, Inc.*	40	1,170
Madrigal Pharmaceuticals, Inc.*	8	1,168
Graham Holdings Co. — Class B	2	1,166
STAAR Surgical Co.*	29	1,165
Adtalem Global Education, Inc.*	27	1,157
Edgewell Personal Care Co.	31	1,146
Huron Consulting Group, Inc.*	11	1,146
Dynavax Technologies Corp.*	77	1,137
Crinetics Pharmaceuticals, Inc.*	38	1,130
Stride, Inc.*	25	1,126
Cal-Maine Foods, Inc.	23	1,114
Laureate Education, Inc. — Class A	78	1,100
LiveRamp Holdings, Inc.*	38	1,096
Amphastar Pharmaceuticals, Inc.*	23	1,058
Strategic Education, Inc.	14	1,053
TransMedics Group, Inc.*	19	1,040
RadNet, Inc.*	35	987
Beam Therapeutics, Inc.*	41	986
CorVel Corp.*	5	983
Andersons, Inc.	19	979
Ventyx Biosciences, Inc.*	28	972
Upbound Group, Inc.	33	972
Textainer Group Holdings Ltd.	26	969
Payoneer Global, Inc.*	158	967
Central Garden & Pet Co. — Class A*	24	962
Veracyte, Inc.*	43	960
MGP Ingredients, Inc.	9	949
PTC Therapeutics, Inc.*	42	941
Vericel Corp.*	28	939
NeoGenomics, Inc.*	76	935
PROG Holdings, Inc.*	28	930
John Wiley & Sons, Inc. — Class A	25	929
Vector Group Ltd.	87	926
Biohaven Ltd.*	35	910
Riot Platforms, Inc.*,1	95	886
Sabre Corp.*	196	880
Cymabay Therapeutics, Inc.*	59	880
Ideaya Biosciences, Inc.*	32	863
Marathon Digital Holdings, Inc.*,1	101	858
Pacira BioSciences, Inc.*	27	828

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Herbalife Ltd.*	59	$825
Arcellx, Inc.*	23	825
Agios Pharmaceuticals, Inc.*	33	817
SpringWorks Therapeutics, Inc.*	35	809
Cerevel Therapeutics Holdings, Inc.*	37	808
BioCryst Pharmaceuticals, Inc.*	113	800
Supernus Pharmaceuticals, Inc.*	29	799
Ironwood Pharmaceuticals, Inc. — Class A*	83	799
Celldex Therapeutics, Inc.*	28	771
Cimpress plc*	11	770
Myriad Genetics, Inc.*	48	770
Addus HomeCare Corp.*	9	767
CoreCivic, Inc.*	68	765
US Physical Therapy, Inc.	8	734
PROCEPT BioRobotics Corp.*	22	722
Kforce, Inc.	12	716
Owens & Minor, Inc.*	44	711
Rhythm Pharmaceuticals, Inc.*	31	711
Xencor, Inc.*	35	705
Zentalis Pharmaceuticals, Inc.*	35	702
Matthews International Corp. — Class A	18	700
Twist Bioscience Corp.*	34	689
TG Therapeutics, Inc.*	82	686
Perdoceo Education Corp.	40	684
Legalzoom.com, Inc.*	62	678
Catalyst Pharmaceuticals, Inc.*	58	678
Rocket Pharmaceuticals, Inc.*	33	676
Universal Corp.	14	661
Sage Therapeutics, Inc.*	32	659
National Beverage Corp.*	14	658
Harmony Biosciences Holdings, Inc.*	20	655
LeMaitre Vascular, Inc.	12	654
Krispy Kreme, Inc.	52	648
UFP Technologies, Inc.*	4	646
Nuvalent, Inc. — Class A*	14	644
Pediatrix Medical Group, Inc.*	50	635
Chegg, Inc.*	71	633
MannKind Corp.*	153	632
Viking Therapeutics, Inc.*	57	631
Weis Markets, Inc.	10	630
Geron Corp.*	297	630
Aurinia Pharmaceuticals, Inc.*	81	629
Recursion Pharmaceuticals, Inc. — Class A*	81	620
Ingles Markets, Inc. — Class A	8	603
Ligand Pharmaceuticals, Inc. — Class B*	10	599
Alphatec Holdings, Inc.*	46	597
Pliant Therapeutics, Inc.*	34	590
GEO Group, Inc.*	71	581
Utz Brands, Inc.	43	577
Revance Therapeutics, Inc.*	50	573
89bio, Inc.*	37	571
Quanterix Corp.*	21	570
Arvinas, Inc.*	29	570
Syndax Pharmaceuticals, Inc.*	39	566
Avanos Medical, Inc.*	28	566
Iovance Biotherapeutics, Inc.*	124	564
Quanex Building Products Corp.	20	563
Arcus Biosciences, Inc.*	31	556
Hain Celestial Group, Inc.*	53	550
Amylyx Pharmaceuticals, Inc.*	30	549
Arlo Technologies, Inc.*	52	536
Protagonist Therapeutics, Inc.*	32	534
Monro, Inc.	19	528
Cross Country Healthcare, Inc.*	21	521
AdaptHealth Corp.*	57	519
Ardelyx, Inc.*	127	518
Fresh Del Monte Produce, Inc.	20	517
Oscar Health, Inc. — Class A*	92	512
Embecta Corp.	34	512
Mirum Pharmaceuticals, Inc.*	16	506
ZipRecruiter, Inc. — Class A*	42	504
Dole plc	43	498
MiMedx Group, Inc.*	68	496
United Natural Foods, Inc.*	35	495
John B Sanfilippo & Son, Inc.	5	494
Deluxe Corp.	26	491
Udemy, Inc.*	51	485
Collegium Pharmaceutical, Inc.*	21	469
Vir Biotechnology, Inc.*	50	469
Cogent Biosciences, Inc.*	48	468
ANI Pharmaceuticals, Inc.*	8	464
SpartanNash Co.	21	462
Healthcare Services Group, Inc.	44	459
Morphic Holding, Inc.*	20	458
First Advantage Corp.	33	455
Innoviva, Inc.*	35	455
Relay Therapeutics, Inc.*	54	454
Day One Biopharmaceuticals, Inc.*	37	454
ADMA Biologics, Inc.*	126	451
Medifast, Inc.	6	449
National Healthcare Corp.	7	448
RxSight, Inc.*	16	446
SI-BONE, Inc.*	21	446
Intercept Pharmaceuticals, Inc.*	24	445
Chefs' Warehouse, Inc.*	21	445
Vita Coco Company, Inc.*	17	443
SP Plus Corp.*	12	433
LifeStance Health Group, Inc.*	63	433
Varex Imaging Corp.*	23	432
Brookdale Senior Living, Inc. — Class A*	102	422
EQRx, Inc.*	190	422
B&G Foods, Inc.	42	415
Keros Therapeutics, Inc.*	13	414
Atrion Corp.	1	413
Accolade, Inc.*	39	413
Replimune Group, Inc.*	24	411
USANA Health Sciences, Inc.*	7	410
Nevro Corp.*	21	404
CRA International, Inc.	4	403
Cassava Sciences, Inc.*	24	399
National Research Corp. — Class A	9	399
Verve Therapeutics, Inc.*	30	398
Cytek Biosciences, Inc.*	72	397
REGENXBIO, Inc.*	24	395
Deciphera Pharmaceuticals, Inc.*	31	394
Transcat, Inc.*	4	392
Green Dot Corp. — Class A*	28	390

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Travere Therapeutics, Inc.*	43	$384
Viridian Therapeutics, Inc.*	25	384
OPKO Health, Inc.*	239	382
Multiplan Corp.*	226	380
Novavax, Inc.*,1	52	376
Adaptive Biotechnologies Corp.*	68	371
Inhibrx, Inc.*	20	367
WW International, Inc.*	33	365
Repay Holdings Corp.*	48	364
Artivion, Inc.*	24	364
Kelly Services, Inc. — Class A	20	364
V2X, Inc.*	7	362
Barrett Business Services, Inc.	4	361
Point Biopharma Global, Inc.*	54	360
Arcturus Therapeutics Holdings, Inc.*	14	358
Kura Oncology, Inc.*	39	356
Treace Medical Concepts, Inc.*	27	354
Hackett Group, Inc.	15	354
Avid Bioservices, Inc.*	37	349
Silk Road Medical, Inc.*	23	345
Enhabit, Inc.*	30	337
Beyond Meat, Inc.*,1	35	337
Kiniksa Pharmaceuticals Ltd. — Class A*	19	330
Editas Medicine, Inc.*	42	328
Paragon 28, Inc.*	26	326
European Wax Center, Inc. — Class A*	20	324
Fulgent Genetics, Inc.*	12	321
Kymera Therapeutics, Inc.*	23	320
Ennis, Inc.	15	318
ACCO Brands Corp.	55	316
PetIQ, Inc.*	16	315
Viad Corp.*	12	314
Amneal Pharmaceuticals, Inc.*	73	308
Cabaletta Bio, Inc.*	20	304
Tango Therapeutics, Inc.*	27	304
Target Hospitality Corp.*	19	302
Franklin Covey Co.*	7	300
Heidrick & Struggles International, Inc.	12	300
RAPT Therapeutics, Inc.*	18	299
Cass Information Systems, Inc.	8	298
Beauty Health Co.*	49	295
OmniAb, Inc.*	56	291
BioLife Solutions, Inc.*	21	290
OrthoPediatrics Corp.*	9	288
Theravance Biopharma, Inc.*	33	285
Resources Connection, Inc.	19	283
Aclaris Therapeutics, Inc.*	41	281
Mission Produce, Inc.*	29	281
Anavex Life Sciences Corp.*	42	275
I3 Verticals, Inc. — Class A*	13	275
Vera Therapeutics, Inc.*	20	274
Orthofix Medical, Inc.*	21	270
Genelux Corp.*	11	269
Avidity Biosciences, Inc.*	42	268
Duckhorn Portfolio, Inc.*	26	267
Central Garden & Pet Co.*	6	265
TrueBlue, Inc.*	18	264
Surmodics, Inc.*	8	257
Apogee Therapeutics, Inc.*	12	256
OraSure Technologies, Inc.*	43	255
Castle Biosciences, Inc.*	15	253
Calavo Growers, Inc.	10	252
ModivCare, Inc.*	8	252
Tarsus Pharmaceuticals, Inc.*	14	249
Alector, Inc.*	38	246
DocGo, Inc.*	46	245
4D Molecular Therapeutics, Inc.*	19	242
Marinus Pharmaceuticals, Inc.*	30	241
Disc Medicine, Inc.*	5	235
Agenus, Inc.*	205	232
Turning Point Brands, Inc.	10	231
Harrow, Inc.*	16	230
Prime Medicine, Inc.*	24	229
Evolus, Inc.*	25	228
Paysafe Ltd.*	19	228
Pulmonx Corp.*	22	227
Carriage Services, Inc. — Class A	8	226
Dyne Therapeutics, Inc.*	25	224
Nurix Therapeutics, Inc.*	28	220
Avita Medical, Inc.*	15	219
Alpine Immune Sciences, Inc.*	19	218
Community Health Systems, Inc.*	75	217
CareDx, Inc.*	31	217
Sana Biotechnology, Inc.*	56	217
SomaLogic, Inc.*	90	215
Tejon Ranch Co.*	13	211
Custom Truck One Source, Inc.*	34	211
Vital Farms, Inc.*	18	208
Entrada Therapeutics, Inc.*,1	13	205
ACELYRIN, Inc.*	20	203
Zymeworks, Inc.*	32	203
Forrester Research, Inc.*	7	202
WaVe Life Sciences Ltd.*	35	201
Aaron's Company, Inc.	19	199
Olema Pharmaceuticals, Inc.*	16	198
AnaptysBio, Inc.*	11	198
Tactile Systems Technology, Inc.*	14	197
Bluebird Bio, Inc.*	64	195
SEACOR Marine Holdings, Inc.*	14	194
BrightView Holdings, Inc.*	25	194
Enliven Therapeutics, Inc.*	14	191
Pennant Group, Inc.*	17	189
Taro Pharmaceutical Industries Ltd.*	5	189
Aldeyra Therapeutics, Inc.*	28	187
SunOpta, Inc.*	54	182
Liquidia Corp.*	28	178
iRadimed Corp.	4	177
Nano-X Imaging Ltd.*,1	27	177
Sterling Check Corp.*	14	177
HilleVax, Inc.*	13	175
Coherus Biosciences, Inc.*	46	172
Utah Medical Products, Inc.	2	172
Cerus Corp.*	106	172
American Well Corp. — Class A*	146	171
Savara, Inc.*	45	170
AngioDynamics, Inc.*	23	168
UroGen Pharma Ltd.*	12	168
MacroGenics, Inc.*	36	168
Anika Therapeutics, Inc.*	9	168

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Universal Technical Institute, Inc.*	20	$168
Biomea Fusion, Inc.*	12	165
Arcutis Biotherapeutics, Inc.*	31	165
iTeos Therapeutics, Inc.*	15	164
Caribou Biosciences, Inc.*	34	163
MaxCyte, Inc.*	52	162
Seneca Foods Corp. — Class A*	3	162
Distribution Solutions Group, Inc.*	6	156
Phathom Pharmaceuticals, Inc.*	15	156
Allogene Therapeutics, Inc.*	49	155
Phibro Animal Health Corp. — Class A	12	153
Limoneira Co.	10	153
Lyell Immunopharma, Inc.*	104	153
Accuray, Inc.*	56	152
23andMe Holding Co. — Class A*	155	152
Westrock Coffee Co.*	17	151
Arbutus Biopharma Corp.*	74	150
Edgewise Therapeutics, Inc.*	26	149
Ocular Therapeutix, Inc.*	47	148
Voyager Therapeutics, Inc.*	19	147
Xeris Biopharma Holdings, Inc.*	79	147
Vanda Pharmaceuticals, Inc.*	34	147
KalVista Pharmaceuticals, Inc.*	15	144
Aura Biosciences, Inc.*	16	144
Willdan Group, Inc.*	7	143
SIGA Technologies, Inc.	27	142
Nathan's Famous, Inc.	2	141
PMV Pharmaceuticals, Inc.*	23	141
Zimvie, Inc.*	15	141
ORIC Pharmaceuticals, Inc.*	23	139
Ovid therapeutics, Inc.*	36	138
Seres Therapeutics, Inc.*	58	138
Atea Pharmaceuticals, Inc.*	46	138
Assertio Holdings, Inc.*	53	136
Viemed Healthcare, Inc.*	20	135
Enanta Pharmaceuticals, Inc.*	12	134
Organogenesis Holdings, Inc.*	42	134
Alta Equipment Group, Inc.	11	133
Nature's Sunshine Products, Inc.*	8	133
Terns Pharmaceuticals, Inc.*	26	131
Summit Therapeutics, Inc.*	69	129
EyePoint Pharmaceuticals, Inc.*	16	128
Cullinan Oncology, Inc.*	14	127
Sutro Biopharma, Inc.*	36	125
Icosavax, Inc.*	16	124
ProKidney Corp.*	27	124
Quipt Home Medical Corp.*	24	122
scPharmaceuticals, Inc.*	17	121
Scholar Rock Holding Corp.*	17	121
Axogen, Inc.*	24	120
Y-mAbs Therapeutics, Inc.*	22	120
Lincoln Educational Services Corp.*	14	118
2seventy bio, Inc.*	30	118
Agiliti, Inc.*	18	117
Nuvation Bio, Inc.*	87	117
2U, Inc.*	47	116
Precigen, Inc.*	81	115
Village Super Market, Inc. — Class A	5	113
Waldencast plc — Class A*,1	12	113
Astria Therapeutics, Inc.*	15	112
ImmunityBio, Inc.*,1	66	112
Rigel Pharmaceuticals, Inc.*	102	110
Tyra Biosciences, Inc.*	8	110
Humacyte, Inc.*	37	108
Fate Therapeutics, Inc.*	51	108
Compass Therapeutics, Inc.*	54	106
CVRx, Inc.*	7	106
InfuSystem Holdings, Inc.*	11	106
Omeros Corp.*,1	36	105
Generation Bio Co.*	27	102
Emergent BioSolutions, Inc.*	30	102
Zevra Therapeutics, Inc.*	21	101
Janux Therapeutics, Inc.*	10	101
CorMedix, Inc.*	27	100
Alico, Inc.	4	100
Quantum-Si, Inc.*	60	100
Harvard Bioscience, Inc.*	23	99
Butterfly Network, Inc.*	83	98
Poseida Therapeutics, Inc.*	41	98
Zynex, Inc.*	12	96
Quad/Graphics, Inc.*	19	96
CareMax, Inc.*	45	95
HF Foods Group, Inc.*	24	95
Invitae Corp.*	157	95
Nautilus Biotechnology, Inc.*	30	95
Actinium Pharmaceuticals, Inc.*	16	95
Eagle Pharmaceuticals, Inc.*	6	95
Erasca, Inc.*	48	95
MeiraGTx Holdings plc*	19	93
Immuneering Corp. — Class A*	12	92
Information Services Group, Inc.	21	92
Celcuity, Inc.*	10	91
Karyopharm Therapeutics, Inc.*	68	91
Lineage Cell Therapeutics, Inc.*	77	91
Allakos, Inc.*	40	91
Performant Financial Corp.*	40	90
SoundThinking, Inc.*	5	89
Gritstone bio, Inc.*	52	89
Monte Rosa Therapeutics, Inc.*	18	86
PDS Biotechnology Corp.*	17	86
Atara Biotherapeutics, Inc.*	57	84
Inozyme Pharma, Inc.*	20	84
Acacia Research Corp.*	23	84
Fennec Pharmaceuticals, Inc.*	11	83
Thorne HealthTech, Inc.*	8	82
Aerovate Therapeutics, Inc.*	6	81
X4 Pharmaceuticals, Inc.*	73	80
BRC, Inc. — Class A*	22	79
Natural Grocers by Vitamin Cottage, Inc.	6	77
Seer, Inc.*	35	77
FiscalNote Holdings, Inc.*,1	37	77
Third Harmonic Bio, Inc.*	12	77
Mersana Therapeutics, Inc.*	60	76
Semler Scientific, Inc.*	3	76
Mineralys Therapeutics, Inc.*	8	76
Altimmune, Inc.*	29	75
Merrimack Pharmaceuticals, Inc.*	6	74
Selecta Biosciences, Inc.*	69	73

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Inogen, Inc.*	14	$73
Tela Bio, Inc.*	9	72
Joint Corp.*	8	72
ClearPoint Neuro, Inc.*	14	70
Tenaya Therapeutics, Inc.*	27	69
Carisma Therapeutics, Inc.	16	68
Innovage Holding Corp.*	11	66
CompoSecure, Inc.*,1	10	64
Heron Therapeutics, Inc.*	62	64
Annexon, Inc.*	27	64
Stoke Therapeutics, Inc.*	16	63
ALX Oncology Holdings, Inc.*	13	62
Sanara Medtech, Inc.*	2	62
Rallybio Corp.*	18	61
Cutera, Inc.*	10	60
Foghorn Therapeutics, Inc.*	12	60
Lexicon Pharmaceuticals, Inc.*	55	60
Larimar Therapeutics, Inc.*	15	59
IGM Biosciences, Inc.*	7	58
Cipher Mining, Inc.*	25	58
KORU Medical Systems, Inc.*	21	57
Protalix BioTherapeutics, Inc.*	34	56
XOMA Corp.*	4	56
Ikena Oncology, Inc.*	13	56
CPI Card Group, Inc.*	3	56
Trevi Therapeutics, Inc.*	25	54
Optinose, Inc.*	44	54
Vigil Neuroscience, Inc.*	10	54
Allovir, Inc.*	25	54
ARS Pharmaceuticals, Inc.*	14	53
Sangamo Therapeutics, Inc.*	86	52
Nuvectis Pharma, Inc.*	4	52
Kezar Life Sciences, Inc.*	43	51
Akoya Biosciences, Inc.*	11	51
Longboard Pharmaceuticals, Inc.*	9	50
Citius Pharmaceuticals, Inc.*	73	50
Bakkt Holdings, Inc.*	42	49
Aadi Bioscience, Inc.*	10	48
Cue Biopharma, Inc.*	21	48
NanoString Technologies, Inc.*	28	48
AirSculpt Technologies, Inc.*	7	48
Acrivon Therapeutics, Inc.*	5	48
Design Therapeutics, Inc.*	20	47
Cara Therapeutics, Inc.*	28	47
Vor BioPharma, Inc.*	22	47
Verrica Pharmaceuticals, Inc.*	12	47
FibroGen, Inc.*	54	47
HireQuest, Inc.	3	46
Reneo Pharmaceuticals, Inc.*	6	46
Scilex Holding Co.*	32	45
BioAtla, Inc.*	26	44
Graphite Bio, Inc.*	17	42
Biote Corp. — Class A*	8	41
Emerald Holding, Inc.*	9	41
Pulse Biosciences, Inc.*	10	40
Cano Health, Inc.*	143	36
Aveanna Healthcare Holdings, Inc.*	30	36
Priority Technology Holdings, Inc.*	11	36
P3 Health Partners, Inc.*	24	35
Beyond Air, Inc.*	15	35
Vaxxinity, Inc. — Class A*,1	25	34
Kodiak Sciences, Inc.*	19	34
Benson Hill, Inc.*	103	34
Forafric Global plc*	3	34
Zevia PBC — Class A*	15	33
Zura Bio Ltd.*	5	33
Theseus Pharmaceuticals, Inc.*	12	32
Omega Therapeutics, Inc.*	15	32
PepGen, Inc.*	6	30
MarketWise, Inc.	19	30
Eyenovia, Inc.*	17	28
Century Therapeutics, Inc.*	14	28
Bioxcel Therapeutics, Inc.*	11	28
NGM Biopharmaceuticals, Inc.*	26	28
Nkarta, Inc.*	18	25
Vicarious Surgical, Inc.*	42	25
Adicet Bio, Inc.*	18	25
Outlook Therapeutics, Inc.*	93	21
Rent the Runway, Inc. — Class A*	29	20
Ocean Biomedical, Inc.*	5	19
Prelude Therapeutics, Inc.*	6	19
Ispire Technology, Inc.*	2	18
Orchestra BioMed Holdings, Inc.*	2	17
Bright Green Corp.*	36	14
ATI Physical Therapy, Inc.*	1	9
Rain Oncology, Inc.*	10	9
BioVie, Inc.*	2	7
Ligand Pharmaceuticals, Inc.*,††	3	–
Ligand Pharmaceuticals, Inc.*,††	3	–
Total Consumer, Non-cyclical		303,267
Financial - 9.0%
Selective Insurance Group, Inc.	36	3,714
SouthState Corp.	45	3,031
Essent Group Ltd.	63	2,979
Ryman Hospitality Properties, Inc. REIT	35	2,915
Kite Realty Group Trust REIT	130	2,785
Terreno Realty Corp. REIT	49	2,783
Old National Bancorp	175	2,545
American Equity Investment Life Holding Co.	46	2,467
Home BancShares, Inc.	114	2,387
Radian Group, Inc.	94	2,360
Phillips Edison & Company, Inc. REIT	70	2,348
Cadence Bank	109	2,313
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	103	2,240
Valley National Bancorp	256	2,191
United Bankshares, Inc.	78	2,152
Mr Cooper Group, Inc.*	40	2,142
PotlatchDeltic Corp. REIT	47	2,133
FTAI Aviation Ltd.	59	2,097
Essential Properties Realty Trust, Inc. REIT	93	2,012
Hamilton Lane, Inc. — Class A	22	1,990
Apple Hospitality REIT, Inc. [1]	129	1,979
First Financial Bankshares, Inc.	78	1,959
Sabra Health Care REIT, Inc.	138	1,924
Hancock Whitney Corp.	52	1,923
Glacier Bancorp, Inc.	67	1,910

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Independence Realty Trust, Inc. REIT	135	$1,899
Jackson Financial, Inc. — Class A	49	1,873
Moelis & Co. — Class A	40	1,805
United Community Banks, Inc.	69	1,753
Physicians Realty Trust REIT	142	1,731
Texas Capital Bancshares, Inc.*	29	1,708
Enstar Group Ltd.*	7	1,694
Genworth Financial, Inc. — Class A*	283	1,658
Arbor Realty Trust, Inc. REIT[1]	107	1,624
CNO Financial Group, Inc.	68	1,614
UMB Financial Corp.	26	1,613
Broadstone Net Lease, Inc. REIT	112	1,602
COPT Defense Properties REIT	67	1,597
ServisFirst Bancshares, Inc.	30	1,565
Associated Banc-Corp.	90	1,540
LXP Industrial Trust REIT	173	1,540
Ameris Bancorp	40	1,536
McGrath RentCorp	15	1,504
Cathay General Bancorp	42	1,460
SL Green Realty Corp. REIT[1]	39	1,455
Piper Sandler Cos.	10	1,453
First BanCorp	106	1,427
Walker & Dunlop, Inc.	19	1,411
Macerich Co. REIT	129	1,407
SITE Centers Corp. REIT	114	1,406
International Bancshares Corp.	32	1,387
Artisan Partners Asset Management, Inc. — Class A	37	1,385
Tanger Factory Outlet Centers, Inc. REIT	61	1,379
Community Bank System, Inc.	32	1,351
WSFS Financial Corp.	37	1,351
NMI Holdings, Inc. — Class A*	49	1,327
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	62	1,314
CVB Financial Corp.	79	1,309
Atlantic Union Bankshares Corp.	45	1,295
Axos Financial, Inc.*	34	1,287
Innovative Industrial Properties, Inc. REIT	17	1,286
National Health Investors, Inc. REIT	25	1,284
Independent Bank Corp.	26	1,276
Simmons First National Corp. — Class A	75	1,272
Douglas Emmett, Inc. REIT[1]	98	1,250
Pacific Premier Bancorp, Inc.	57	1,240
CareTrust REIT, Inc.[1]	60	1,230
Upstart Holdings, Inc.*,1	43	1,227
First Interstate BancSystem, Inc. — Class A	49	1,222
PJT Partners, Inc. — Class A	15	1,192
Fulton Financial Corp.	97	1,175
Eastern Bankshares, Inc.	93	1,166
Sunstone Hotel Investors, Inc. REIT	124	1,159
Equity Commonwealth REIT	63	1,157
Four Corners Property Trust, Inc. REIT	52	1,154
Bank of Hawaii Corp.	23	1,143
St. Joe Co.	21	1,141
BancFirst Corp.	13	1,127
Global Net Lease, Inc. REIT	116	1,115
Bancorp, Inc.*	32	1,104
Seacoast Banking Corporation of Florida	50	1,098
First Financial Bancorp	56	1,098
StoneX Group, Inc.*	11	1,066
Urban Edge Properties REIT	69	1,053
Kennedy-Wilson Holdings, Inc.	71	1,047
Bread Financial Holdings, Inc.	30	1,026
Pagseguro Digital Ltd. — Class A*	119	1,025
DiamondRock Hospitality Co. REIT	126	1,012
StepStone Group, Inc. — Class A	32	1,011
Cohen & Steers, Inc.	16	1,003
Washington Federal, Inc.	39	999
PennyMac Financial Services, Inc.	15	999
BankUnited, Inc.	44	999
BGC Group, Inc. — Class A	188	993
Pebblebrook Hotel Trust REIT	73	992
InvenTrust Properties Corp. REIT	41	976
First Merchants Corp.	35	974
Ready Capital Corp. REIT	96	971
Goosehead Insurance, Inc. — Class A*	13	969
TowneBank	42	963
JBG SMITH Properties REIT	65	940
Retail Opportunity Investments Corp. REIT	74	916
Enova International, Inc.*	18	916
Navient Corp.	53	913
RLJ Lodging Trust REIT	93	910
Outfront Media, Inc. REIT	88	889
Independent Bank Group, Inc.	22	870
Renasant Corp.	33	864
Apollo Commercial Real Estate Finance, Inc. REIT	85	861
Park National Corp.	9	851
Banner Corp.	20	848
Triumph Financial, Inc.*	13	842
OFG Bancorp	28	836
WesBanco, Inc.	34	830
Enterprise Financial Services Corp.	22	825
City Holding Co.	9	813
BRP Group, Inc. — Class A*	35	813
Bank of NT Butterfield & Son Ltd.	30	812
Virtus Investment Partners, Inc.	4	808
Nelnet, Inc. — Class A	9	804
Acadia Realty Trust REIT	56	804
Cannae Holdings, Inc.*	43	802
Hilltop Holdings, Inc.	28	794
NBT Bancorp, Inc.	25	792
Trustmark Corp.	36	782
Northwest Bancshares, Inc.	76	777
Veris Residential, Inc. REIT	47	776
Farmer Mac — Class C	5	771
LTC Properties, Inc. REIT	24	771

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Two Harbors Investment Corp. REIT	58	$768
Xenia Hotels & Resorts, Inc. REIT	65	766
Palomar Holdings, Inc.*	15	761
Chimera Investment Corp. REIT	139	759
Cushman & Wakefield plc*	99	754
Service Properties Trust REIT	98	754
Getty Realty Corp. REIT	27	749
First Commonwealth Financial Corp.	61	745
Pathward Financial, Inc.	16	737
Heartland Financial USA, Inc.	25	736
Horace Mann Educators Corp.	25	735
Alexander & Baldwin, Inc. REIT	43	719
Compass Diversified Holdings	38	713
Lakeland Financial Corp.	15	712
Elme Communities REIT	52	709
Stewart Information Services Corp.	16	701
Ladder Capital Corp. — Class A REIT	68	698
Westamerica BanCorp	16	692
Trupanion, Inc.*	24	677
First Bancorp	24	675
Provident Financial Services, Inc.	44	673
Uniti Group, Inc. REIT	142	670
Encore Capital Group, Inc.*	14	669
eXp World Holdings, Inc.	41	666
Franklin BSP Realty Trust, Inc. REIT	50	662
PennyMac Mortgage Investment Trust REIT	53	657
National Bank Holdings Corp. — Class A	22	655
Employers Holdings, Inc.	16	639
Empire State Realty Trust, Inc. — Class A REIT	79	635
Easterly Government Properties, Inc. REIT	55	629
Stock Yards Bancorp, Inc.	16	629
S&T Bancorp, Inc.	23	623
Stellar Bancorp, Inc.	29	618
Safety Insurance Group, Inc.	9	614
Hope Bancorp, Inc.	69	611
TriCo Bancshares	19	609
Apartment Investment and Management Co. — Class A REIT*	89	605
ProAssurance Corp.	32	604
Claros Mortgage Trust, Inc.	54	598
First Busey Corp.	31	596
FB Financial Corp.	21	596
Avantax, Inc.*	23	588
MFA Financial, Inc. REIT	61	586
Customers Bancorp, Inc.*	17	586
Live Oak Bancshares, Inc.	20	579
ARMOUR Residential REIT, Inc.	136	578
NETSTREIT Corp. REIT	37	576
WisdomTree, Inc.	82	574
Argo Group International Holdings Ltd.	19	567
Victory Capital Holdings, Inc. — Class A	17	567
American Assets Trust, Inc. REIT	29	564
SiriusPoint Ltd.*	55	559
Nicolet Bankshares, Inc.	8	558
Sandy Spring Bancorp, Inc.	26	557
Veritex Holdings, Inc.	31	556
PacWest Bancorp	70	554
AMERISAFE, Inc.	11	551
Hudson Pacific Properties, Inc. REIT	82	545
Plymouth Industrial REIT, Inc.	26	545
Centerspace REIT	9	542
RPT Realty REIT	51	539
Berkshire Hills Bancorp, Inc.	26	521
Southside Bancshares, Inc.	18	517
Compass, Inc. — Class A*	178	516
Newmark Group, Inc. — Class A	80	514
Paramount Group, Inc. REIT	110	508
Peoples Bancorp, Inc.	20	508
OceanFirst Financial Corp.	35	506
Preferred Bank/Los Angeles CA	8	498
Origin Bancorp, Inc.	17	491
Enact Holdings, Inc.	18	490
Ellington Financial, Inc. REIT	39	486
First Bancshares, Inc.	18	485
QCR Holdings, Inc.	10	485
Redwood Trust, Inc. REIT	68	485
BrightSpire Capital, Inc. REIT	77	482
Brookline Bancorp, Inc.	52	474
Lakeland Bancorp, Inc.	37	467
Patria Investments Ltd. — Class A	32	466
Brandywine Realty Trust REIT	102	463
Bank First Corp.	6	463
Safehold, Inc. REIT	26	463
UMH Properties, Inc. REIT	33	463
German American Bancorp, Inc.	17	461
New York Mortgage Trust, Inc. REIT	54	458
B Riley Financial, Inc.[1]	11	451
Mercury General Corp.	16	448
Community Healthcare Trust, Inc. REIT	15	445
Redfin Corp.*	63	444
PRA Group, Inc.*	23	442
National Western Life Group, Inc. — Class A	1	438
1st Source Corp.	10	421
Dime Community Bancshares, Inc.	21	419
NexPoint Residential Trust, Inc. REIT	13	418
Piedmont Office Realty Trust, Inc. — Class A REIT	74	416
KKR Real Estate Finance Trust, Inc. REIT	35	415
Anywhere Real Estate, Inc.*	64	412
Marcus & Millichap, Inc.	14	411
Armada Hoffler Properties, Inc. REIT	40	410
Banc of California, Inc.	33	409

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
ConnectOne Bancorp, Inc.	22	$392
Tompkins Financial Corp.	8	392
LendingClub Corp.*	64	390
Eagle Bancorp, Inc.	18	386
Skyward Specialty Insurance Group, Inc.*	14	383
Dynex Capital, Inc. REIT	32	382
Brightsphere Investment Group, Inc.	19	368
Summit Hotel Properties, Inc. REIT	63	365
Capitol Federal Financial, Inc.	76	363
Premier Financial Corp.	21	358
Old Second Bancorp, Inc.	26	354
Peakstone Realty Trust REIT	21	349
Lemonade, Inc.*	30	349
Heritage Financial Corp.	21	343
James River Group Holdings Ltd.	22	338
Diamond Hill Investment Group, Inc.	2	337
CBL & Associates Properties, Inc. REIT	16	336
AssetMark Financial Holdings, Inc.*	13	326
First Community Bankshares, Inc.	11	324
Universal Health Realty Income Trust REIT	8	323
Global Medical REIT, Inc.	36	323
Ambac Financial Group, Inc.*	26	314
Cambridge Bancorp	5	311
F&G Annuities & Life, Inc.	11	309
Community Trust Bancorp, Inc.	9	308
Farmland Partners, Inc. REIT	30	308
International Money Express, Inc.*	18	305
P10, Inc. — Class A	26	303
TrustCo Bank Corporation NY	11	300
Heritage Commerce Corp.	35	296
Byline Bancorp, Inc.	15	296
Univest Financial Corp.	17	295
Ares Commercial Real Estate Corp. REIT	31	295
First Mid Bancshares, Inc.	11	292
Hanmi Financial Corp.	18	292
Gladstone Commercial Corp. REIT	24	292
Brookfield Business Corp. — Class A	16	289
Gladstone Land Corp. REIT	20	285
Columbia Financial, Inc.*	18	283
Whitestone REIT — Class B	29	279
Mercantile Bank Corp.	9	278
Horizon Bancorp, Inc.	26	278
Chatham Lodging Trust REIT	29	278
Diversified Healthcare Trust REIT	143	277
TPG RE Finance Trust, Inc. REIT	41	276
CrossFirst Bankshares, Inc.*	27	272
Midland States Bancorp, Inc.	13	267
Central Pacific Financial Corp.	16	267
Washington Trust Bancorp, Inc.	10	263
Business First Bancshares, Inc.	14	263

Amerant Bancorp, Inc.	15	262
Coastal Financial Corp.*	6	257
United Fire Group, Inc.	13	257
Peapack-Gladstone Financial Corp.	10	257
Applied Digital Corp.*	41	256
Perella Weinberg Partners	25	254
Farmers National Banc Corp.	22	254
World Acceptance Corp.*	2	254
Camden National Corp.	9	254
Invesco Mortgage Capital, Inc. REIT	25	250
Merchants Bancorp	9	249
Saul Centers, Inc. REIT	7	247
Great Southern Bancorp, Inc.	5	240
Capital City Bank Group, Inc.	8	239
HarborOne Bancorp, Inc.	25	238
First Financial Corp.	7	237
Northfield Bancorp, Inc.	25	236
Kearny Financial Corp.	34	236
Tiptree, Inc. — Class A	14	235
American National Bankshares, Inc.	6	228
Flushing Financial Corp.	17	223
RMR Group, Inc. — Class A	9	221
Northeast Bank	5	221
Republic Bancorp, Inc. — Class A	5	220
Independent Bank Corp.	12	220
Metropolitan Bank Holding Corp.*	6	218
CNB Financial Corp.	12	217
HCI Group, Inc.	4	217
Equity Bancshares, Inc. — Class A	9	217
Metrocity Bankshares, Inc.	11	216
FRP Holdings, Inc.*	4	216
Bar Harbor Bankshares	9	213
CTO Realty Growth, Inc. REIT	13	211
Universal Insurance Holdings, Inc.	15	210
MBIA, Inc.*	29	209
NewtekOne, Inc.	14	207
Alerus Financial Corp.	11	200
Orchid Island Capital, Inc. REIT	23	196
HomeTrust Bancshares, Inc.	9	195
GCM Grosvenor, Inc. — Class A	25	194
Southern Missouri Bancorp, Inc.	5	193
SmartFinancial, Inc.	9	192
FTAI Infrastructure, Inc.	59	190
Amalgamated Financial Corp.	11	189
One Liberty Properties, Inc. REIT	10	189
First Foundation, Inc.	31	188
Hersha Hospitality Trust — Class A REIT	19	187
Hingham Institution For Savings	1	187
Burke & Herbert Financial Services Corp.	4	186
South Plains Financial, Inc.	7	185
Esquire Financial Holdings, Inc.	4	183
Alexander's, Inc. REIT	1	182
Shore Bancshares, Inc.	17	179
NerdWallet, Inc. — Class A*	20	178
Orion Office REIT, Inc.	34	177

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Carter Bankshares, Inc.*	14	$175
Capstar Financial Holdings, Inc.	12	170
Bank of Marin Bancorp	9	165
Enterprise Bancorp, Inc.	6	164
West BanCorp, Inc.	10	163
MidWestOne Financial Group, Inc.	8	163
Greenlight Capital Re Ltd. — Class A*	15	161
Mid Penn Bancorp, Inc.	8	161
Five Star Bancorp	8	160
Peoples Financial Services Corp.	4	160
MVB Financial Corp.	7	158
ACNB Corp.	5	158
Citizens & Northern Corp.	9	158
Summit Financial Group, Inc.	7	158
Arrow Financial Corp.	9	158
NexPoint Diversified Real Estate Trust REIT	18	157
Sierra Bancorp	8	152
Financial Institutions, Inc.	9	151
Granite Point Mortgage Trust, Inc. REIT	31	151
First Business Financial Services, Inc.	5	150
First of Long Island Corp.	13	150
Postal Realty Trust, Inc. — Class A REIT	11	149
Investors Title Co.	1	148
Chicago Atlantic Real Estate Finance, Inc. REIT[1]	10	147
HBT Financial, Inc.	8	146
Citizens Financial Services, Inc.	3	144
Guaranty Bancshares, Inc.	5	143
Macatawa Bank Corp.	16	143
First Bancorp, Inc.	6	141
Farmers & Merchants Bancorp Incorporated/Archbold OH	8	140
Civista Bancshares, Inc.	9	139
Sculptor Capital Management, Inc.	12	139
Regional Management Corp.	5	138
Red River Bancshares, Inc.	3	138
Third Coast Bancshares, Inc.*	8	137
Fidelity D&D Bancorp, Inc.	3	136
Timberland Bancorp, Inc.	5	136
Southern First Bancshares, Inc.*	5	135
BayCom Corp.	7	134
Forge Global Holdings, Inc.*	66	134
Fidelis Insurance Holdings Ltd.*	9	132
Alpine Income Property Trust, Inc. REIT	8	131
Orange County Bancorp, Inc.	3	130
RE/MAX Holdings, Inc. — Class A	10	129
Donegal Group, Inc. — Class A	9	128
FVCBankcorp, Inc.*	10	128
RBB Bancorp	10	128
Home Bancorp, Inc.	4	128
Middlefield Banc Corp.	5	127
Orrstown Financial Services, Inc.	6	126
Blue Foundry Bancorp*	15	126
John Marshall Bancorp, Inc.	7	125
BRT Apartments Corp. REIT	7	121
Waterstone Financial, Inc.	11	120
Office Properties Income Trust REIT	29	119
Northrim BanCorp, Inc.	3	119
Northeast Community Bancorp, Inc.	8	118
FS Bancorp, Inc.	4	118
AFC Gamma, Inc. REIT	10	117
Legacy Housing Corp.*	6	116
Capital Bancorp, Inc.	6	115
Bridgewater Bancshares, Inc.*	12	114
Codorus Valley Bancorp, Inc.	6	112
eHealth, Inc.*	15	111
Douglas Elliman, Inc.	48	108
PCB Bancorp	7	108
Braemar Hotels & Resorts, Inc. REIT	39	108
First Bank/Hamilton NJ	10	108
C&F Financial Corp.	2	107
Ocwen Financial Corp.*	4	104
Norwood Financial Corp.	4	103
Plumas Bancorp	3	102
Oak Valley Bancorp[1]	4	100
BCB Bancorp, Inc.	9	100
Star Holdings*	8	100
Colony Bankcorp, Inc.	10	100
Primis Financial Corp.	12	98
City Office REIT, Inc.	23	98
Parke Bancorp, Inc.	6	98
Bankwell Financial Group, Inc.	4	97
Greene County Bancorp, Inc.	4	96
Silvercrest Asset Management Group, Inc. — Class A	6	95
Maiden Holdings Ltd.*	54	95
Selectquote, Inc.*	81	95
Ponce Financial Group, Inc.*	12	94
Unity Bancorp, Inc.	4	94
LendingTree, Inc.*	6	93
Bit Digital, Inc.*	43	92
Virginia National Bankshares Corp.	3	91
Atlanticus Holdings Corp.*	3	91
First Western Financial, Inc.*	5	91
AlTi Global, Inc.*	13	90
Southern States Bancshares, Inc.	4	90
American Coastal Insurance Corp.*	12	88
Princeton Bancorp, Inc.	3	87
HomeStreet, Inc.	11	86
LCNB Corp.	6	86
Central Valley Community Bancorp	6	85
Penns Woods Bancorp, Inc.	4	84
Crawford & Co. — Class A	9	84
Ames National Corp.	5	83
Stratus Properties, Inc.*	3	82
MainStreet Bancshares, Inc.	4	82
Nexpoint Real Estate Finance, Inc. REIT	5	82
Evans Bancorp, Inc.	3	80
Chemung Financial Corp.	2	79

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
ChoiceOne Financial Services, Inc.	4	$79
Sterling Bancorp, Inc.*	13	76
National Bankshares, Inc.	3	75
ESSA Bancorp, Inc.	5	75
First Community Corp.	4	69
Maui Land & Pineapple Company, Inc.*	5	66
NI Holdings, Inc.*	5	64
USCB Financial Holdings, Inc.*	6	63
Pioneer Bancorp, Inc.*	7	60
Angel Oak Mortgage REIT, Inc.	7	60
Security National Financial Corp. — Class A*	7	58
Velocity Financial, Inc.*	5	57
Consumer Portfolio Services, Inc.*	6	54
Luther Burbank Corp.	6	50
Blue Ridge Bankshares, Inc.	11	50
Hippo Holdings, Inc.*	6	48
Kingsway Financial Services, Inc.*	6	45
Bank7 Corp.	2	45
Clipper Realty, Inc. REIT	8	41
Finance of America Companies, Inc. — Class A*	32	41
Paysign, Inc.*	19	37
SWK Holdings Corp.*	2	32
Transcontinental Realty Investors, Inc.*	1	31
GoHealth, Inc. — Class A*	2	29
OppFi, Inc.*	6	15
American Realty Investors, Inc.*	1	15
Total Financial		280,156
Industrial - 6.5%
Chart Industries, Inc.*	26	4,397
Simpson Manufacturing Company, Inc.	26	3,895
UFP Industries, Inc.	36	3,686
Fabrinet*	22	3,666
Atkore, Inc.*	24	3,581
Comfort Systems USA, Inc.	21	3,579
Applied Industrial Technologies, Inc.	23	3,556
Fluor Corp.*	85	3,119
Novanta, Inc.*	21	3,012
Watts Water Technologies, Inc. — Class A	16	2,765
Badger Meter, Inc.	18	2,590
Exponent, Inc.	30	2,568
Casella Waste Systems, Inc. — Class A*	33	2,518
Franklin Electric Company, Inc.	28	2,498
Mueller Industries, Inc.	33	2,480
Boise Cascade Co.	24	2,473
Zurn Elkay Water Solutions Corp.	88	2,466
Belden, Inc.	25	2,414
EnerSys	25	2,367
Terex Corp.	40	2,305
GATX Corp.	21	2,285
AAON, Inc.	40	2,275
Advanced Energy Industries, Inc.	22	2,269
Summit Materials, Inc. — Class A*	71	2,211
Federal Signal Corp.	36	2,150
SPX Technologies, Inc.*	26	2,116
Arcosa, Inc.	29	2,085
John Bean Technologies Corp.	19	1,998
Cactus, Inc. — Class A	39	1,958
Moog, Inc. — Class A	17	1,920
Vishay Intertechnology, Inc.	77	1,903
Matson, Inc.	21	1,863
Sanmina Corp.*	34	1,845
Encore Wire Corp.	10	1,825
Hillenbrand, Inc.	41	1,735
AeroVironment, Inc.*	15	1,673
Knife River Corp.*	34	1,660
Albany International Corp. — Class A	19	1,639
Itron, Inc.*	27	1,636
Kadant, Inc.	7	1,579
CSW Industrials, Inc.	9	1,577
EnPro Industries, Inc.	13	1,575
Hub Group, Inc. — Class A*	20	1,571
Scorpio Tankers, Inc.	29	1,570
ESCO Technologies, Inc.	15	1,567
O-I Glass, Inc.*	93	1,556
Bloom Energy Corp. — Class A*	115	1,525
Dycom Industries, Inc.*	17	1,513
Frontdoor, Inc.*	49	1,499
Plexus Corp.*	16	1,488
Werner Enterprises, Inc.	38	1,480
Golar LNG Ltd.	61	1,480
ArcBest Corp.	14	1,423
Modine Manufacturing Co.*	31	1,418
Energizer Holdings, Inc.	43	1,378
RXO, Inc.*	69	1,361
MYR Group, Inc.*	10	1,348
Sterling Infrastructure, Inc.*	18	1,323
Gibraltar Industries, Inc.*	19	1,283
AAR Corp.*	21	1,250
Materion Corp.	12	1,223
Masonite International Corp.*	13	1,212
Kennametal, Inc.	48	1,194
Mueller Water Products, Inc. — Class A	93	1,179
Trinity Industries, Inc.	48	1,169
NEXTracker, Inc. — Class A*	29	1,165
Kratos Defense & Security Solutions, Inc.*	75	1,127
Worthington Industries, Inc.	18	1,113
Helios Technologies, Inc.	20	1,110
Forward Air Corp.	16	1,100
International Seaways, Inc.	24	1,080
Joby Aviation, Inc.*	166	1,071
OSI Systems, Inc.*	9	1,062
Primoris Services Corp.	32	1,047
Alamo Group, Inc.	6	1,037
Griffon Corp.	26	1,032
Enovix Corp.*	82	1,029
Standex International Corp.	7	1,020
Greif, Inc. — Class A	15	1,002
Granite Construction, Inc.	26	989
Barnes Group, Inc.	29	985

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
PGT Innovations, Inc.*	35	$971
Hillman Solutions Corp.*	116	957
Masterbrand, Inc.*	77	936
Enerpac Tool Group Corp.	34	899
Mirion Technologies, Inc.*	120	896
Construction Partners, Inc. — Class A*	24	877
DHT Holdings, Inc.	82	845
World Kinect Corp.	37	830
Lindsay Corp.	7	824
Tennant Co.	11	816
Knowles Corp.*	54	800
CTS Corp.	19	793
TTM Technologies, Inc.*	61	786
NV5 Global, Inc.*	8	770
SFL Corporation Ltd.	69	769
Vicor Corp.*	13	766
Greenbrier Companies, Inc.	19	760
American Woodmark Corp.*	10	756
Rocket Lab USA, Inc.*	166	727
Air Transport Services Group, Inc.*	34	710
Energy Recovery, Inc.*	33	700
Marten Transport Ltd.	35	690
AZZ, Inc.	15	684
JELD-WEN Holding, Inc.*	51	681
Astec Industries, Inc.	14	660
Chase Corp.	5	636
TriMas Corp.	25	619
CIRCOR International, Inc.*	11	613
Apogee Enterprises, Inc.	13	612
Columbus McKinnon Corp.	17	594
Teekay Tankers Ltd. — Class A	14	583
Golden Ocean Group Ltd.	73	575
TimkenSteel Corp.*	26	565
Thermon Group Holdings, Inc.*	20	549
Dorian LPG Ltd.	19	546
Janus International Group, Inc.*	51	546
FLEX LNG Ltd.	18	543
Ichor Holdings Ltd.*	17	526
Sturm Ruger & Company, Inc.	10	521
Benchmark Electronics, Inc.	21	509
Nordic American Tankers Ltd.	123	507
Leonardo DRS, Inc.*	30	501
Montrose Environmental Group, Inc.*	17	498
Gorman-Rupp Co.	14	461
Archer Aviation, Inc. — Class A*,1	91	461
GrafTech International Ltd.	116	444
Napco Security Technologies, Inc.	19	423
Proto Labs, Inc.*	16	422
Powell Industries, Inc.	5	414
Heartland Express, Inc.	28	411
Heritage-Crystal Clean, Inc.*	9	408
Myers Industries, Inc.	22	394
PureCycle Technologies, Inc.*	69	387
Kimball Electronics, Inc.*	14	383
Ryerson Holding Corp.	13	378
Argan, Inc.	8	364
Clearwater Paper Corp.*	10	363
Insteel Industries, Inc.	11	357
Genco Shipping & Trading Ltd.	25	350
Smith & Wesson Brands, Inc.	27	349
Xometry, Inc. — Class A*	20	340
Enviri Corp.*	47	339
LSB Industries, Inc.*	33	338
Olympic Steel, Inc.	6	337
Kaman Corp.	17	334
IES Holdings, Inc.*	5	329
CryoPort, Inc.*	24	329
Evolv Technologies Holdings, Inc.*	67	326
Ardmore Shipping Corp.	25	325
Stoneridge, Inc.*	16	321
Cadre Holdings, Inc.	12	320
Manitowoc Company, Inc.*	21	316
Mesa Laboratories, Inc.	3	315
DXP Enterprises, Inc.*	9	315
Great Lakes Dredge & Dock Corp.*	39	311
Ducommun, Inc.*	7	305
Li-Cycle Holdings Corp.*	82	291
Triumph Group, Inc.*	38	291
CECO Environmental Corp.*	18	288
SmartRent, Inc.*	110	287
Bel Fuse, Inc. — Class B	6	286
Costamare, Inc.	29	279
nLight, Inc.*	26	270
Hyster-Yale Materials Handling, Inc.	6	267
Aspen Aerogels, Inc.*	30	258
LSI Industries, Inc.	16	254
Astronics Corp.*	16	254
Allient, Inc.	8	247
Teekay Corp.*	40	247
NVE Corp.	3	246
GoPro, Inc. — Class A*	77	242
MicroVision, Inc.*	106	232
AerSale Corp.*	15	224
Covenant Logistics Group, Inc. — Class A	5	219
National Presto Industries, Inc.	3	217
Eagle Bulk Shipping, Inc.[1]	5	210
Luxfer Holdings plc	16	209
Atmus Filtration Technologies, Inc.*	10	208
Greif, Inc. — Class B	3	200
Tutor Perini Corp.*	25	196
Pactiv Evergreen, Inc.	24	195
Park Aerospace Corp.	12	186
FARO Technologies, Inc.*	12	183
Northwest Pipe Co.*	6	181
Bowman Consulting Group Ltd.*	6	168
Limbach Holdings, Inc.*	5	159
Omega Flex, Inc.	2	157
NuScale Power Corp.*	32	157
Overseas Shipholding Group, Inc. — Class A*	34	149
Babcock & Wilcox Enterprises, Inc.*	35	147
Eastman Kodak Co.*	34	143
Core Molding Technologies, Inc.*	5	142
Ranpak Holdings Corp.*	26	141
Comtech Telecommunications Corp.	16	140

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Safe Bulkers, Inc.	40	$130
Pangaea Logistics Solutions Ltd.	22	129
Concrete Pumping Holdings, Inc.*	15	129
Radiant Logistics, Inc.*	22	124
Daseke, Inc.*	24	123
Pure Cycle Corp.*	12	115
AMMO, Inc.*	54	109
Iteris, Inc.*	25	103
ESS Tech, Inc.*	54	101
Universal Logistics Holdings, Inc.	4	101
Park-Ohio Holdings Corp.	5	99
Eve Holding, Inc.*	11	91
908 Devices, Inc.*	13	87
Tredegar Corp.	16	86
PAM Transportation Services, Inc.*	4	86
Blink Charging Co.*,1	28	86
Gencor Industries, Inc.*	6	85
Willis Lease Finance Corp.*	2	85
Turtle Beach Corp.*	9	82
Mayville Engineering Company, Inc.*	7	77
Karat Packaging, Inc.	3	69
Mistras Group, Inc.*	12	65
Latham Group, Inc.*	23	64
LanzaTech Global, Inc.*	12	56
SKYX Platforms Corp.*	34	48
Intevac, Inc.*	15	47
Sight Sciences, Inc.*	13	44
INNOVATE Corp.*	27	44
374Water, Inc.*	35	43
Charge Enterprises, Inc.*	80	40
Transphorm, Inc.*	16	35
Akoustis Technologies, Inc.*	41	31
Himalaya Shipping Ltd.*	5	24
NL Industries, Inc.	5	24
Redwire Corp.*	5	14
Amprius Technologies, Inc.*	3	14
Southland Holdings, Inc.*	2	12
Total Industrial		203,478
Consumer, Cyclical - 5.0%
Light & Wonder, Inc. — Class A*	55	3,923
Asbury Automotive Group, Inc.*	13	2,991
Meritage Homes Corp.	22	2,693
Taylor Morrison Home Corp. — Class A*	63	2,685
Fox Factory Holding Corp.*	25	2,477
Beacon Roofing Supply, Inc.*	32	2,469
Carvana Co.*,1	57	2,393
Visteon Corp.*	17	2,347
FirstCash Holdings, Inc.	22	2,208
Group 1 Automotive, Inc.	8	2,150
Academy Sports & Outdoors, Inc.	45	2,127
Adient plc*	57	2,092
Goodyear Tire & Rubber Co.*	168	2,088
Skyline Champion Corp.*	32	2,039
KB Home	44	2,036
Hilton Grand Vacations, Inc.*	49	1,994
International Game Technology plc	65	1,971

Signet Jewelers Ltd.	27	1,939
American Eagle Outfitters, Inc.	109	1,811
LCI Industries	15	1,761
Installed Building Products, Inc.	14	1,749
Abercrombie & Fitch Co. — Class A*	29	1,635
Tri Pointe Homes, Inc.*	59	1,614
GMS, Inc.*	25	1,599
Rush Enterprises, Inc. — Class A	37	1,511
UniFirst Corp.	9	1,467
Boot Barn Holdings, Inc.*	18	1,461
Kontoor Brands, Inc.	33	1,449
MDC Holdings, Inc.	35	1,443
Papa John's International, Inc.	21	1,433
Steven Madden Ltd.	45	1,430
Resideo Technologies, Inc.*	87	1,375
Veritiv Corp.	8	1,351
M/I Homes, Inc.*	16	1,345
Shake Shack, Inc. — Class A*	23	1,336
Cavco Industries, Inc.*	5	1,328
Bloomin' Brands, Inc.	52	1,279
Urban Outfitters, Inc.*	38	1,242
Dorman Products, Inc.*	16	1,212
Cinemark Holdings, Inc.*	66	1,211
LGI Homes, Inc.*	12	1,194
Topgolf Callaway Brands Corp.*	86	1,190
Red Rock Resorts, Inc. — Class A	28	1,148
Dana, Inc.	78	1,144
Century Communities, Inc.	17	1,135
Vista Outdoor, Inc.*	34	1,126
PriceSmart, Inc.	15	1,116
MillerKnoll, Inc.	45	1,100
SkyWest, Inc.*	26	1,091
Spirit Airlines, Inc.	66	1,089
Gentherm, Inc.*	20	1,085
XPEL, Inc.*	14	1,080
Winnebago Industries, Inc.	18	1,070
SeaWorld Entertainment, Inc.*	22	1,017
Six Flags Entertainment Corp.*	43	1,011
Acushnet Holdings Corp.	19	1,008
Sonos, Inc.*	76	981
Patrick Industries, Inc.	13	976
HNI Corp.	28	970
OPENLANE, Inc.*	64	955
Atlanta Braves Holdings, Inc. — Class C*	26	929
ODP Corp.*	20	923
JetBlue Airways Corp.*	197	906
Cheesecake Factory, Inc.	29	879
Cracker Barrel Old Country Store, Inc.	13	874
Oxford Industries, Inc.	9	865
Madison Square Garden Entertainment Corp.*	26	856
Foot Locker, Inc.	49	850
Hanesbrands, Inc.	210	832
Jack in the Box, Inc.	12	829
Brinker International, Inc.*	26	821
H&E Equipment Services, Inc.	19	821
La-Z-Boy, Inc.	26	803
Dave & Buster's Entertainment, Inc.*	21	778
Fisker, Inc.*,1	117	751

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Winmark Corp.	2	$746
National Vision Holdings, Inc.*	46	744
Luminar Technologies, Inc.*,1	163	742
Allegiant Travel Co. — Class A	9	692
Sweetgreen, Inc. — Class A*	58	682
Sovos Brands, Inc.*	30	676
Warby Parker, Inc. — Class A*	51	671
Green Brick Partners, Inc.*	16	664
Dillard's, Inc. — Class A	2	662
Everi Holdings, Inc.*	50	661
Nu Skin Enterprises, Inc. — Class A	30	636
G-III Apparel Group Ltd.*	25	623
iRobot Corp.*	16	606
Caleres, Inc.	21	604
Buckle, Inc.	18	601
Leslie's, Inc.*	106	600
Sphere Entertainment Co.*	16	595
Steelcase, Inc. — Class A	53	592
Wabash National Corp.	28	591
Malibu Boats, Inc. — Class A*	12	588
Nikola Corp.*,1	354	556
Lions Gate Entertainment Corp. — Class B*	69	543
Sally Beauty Holdings, Inc.*	64	536
Chico's FAS, Inc.*	71	531
IMAX Corp.*	27	522
indie Semiconductor, Inc. — Class A*	82	517
MRC Global, Inc.*	50	512
Camping World Holdings, Inc. — Class A	25	510
Monarch Casino & Resort, Inc.	8	497
American Axle & Manufacturing Holdings, Inc.*	68	494
OneSpaWorld Holdings Ltd.*	44	494
Methode Electronics, Inc.	21	480
ScanSource, Inc.*	15	455
Beazer Homes USA, Inc.*	18	448
Dine Brands Global, Inc.	9	445
Standard Motor Products, Inc.	13	437
Sonic Automotive, Inc. — Class A	9	430
Aurora Innovation, Inc.*	182	428
MarineMax, Inc.*	13	427
Ethan Allen Interiors, Inc.	14	419
Titan International, Inc.*	31	416
Life Time Group Holdings, Inc.*	27	411
BlueLinx Holdings, Inc.*	5	410
Golden Entertainment, Inc.	12	410
VSE Corp.	8	403
Douglas Dynamics, Inc.	13	392
Chuy's Holdings, Inc.*	11	391
Clean Energy Fuels Corp.*	101	387
Portillo's, Inc. — Class A*	25	385
Hibbett, Inc.	8	380
PC Connection, Inc.	7	374
Wolverine World Wide, Inc.	46	371
Guess?, Inc.	17	368
Designer Brands, Inc. — Class A	29	367
Accel Entertainment, Inc.*	32	350
Arko Corp.	49	350
Hudson Technologies, Inc.*	26	346
Sun Country Airlines Holdings, Inc.*	23	341
Interface, Inc. — Class A	34	333
BJ's Restaurants, Inc.*	14	328
A-Mark Precious Metals, Inc.	11	323
Sleep Number Corp.*	13	320
Titan Machinery, Inc.*	12	319
Shyft Group, Inc.	21	314
Dream Finders Homes, Inc. — Class A*	14	311
Hovnanian Enterprises, Inc. — Class A*	3	305
REV Group, Inc.	19	304
RCI Hospitality Holdings, Inc.	5	303
Super Group SGHC Ltd.*,1	81	299
Lions Gate Entertainment Corp. — Class A*	35	297
Forestar Group, Inc.*	11	296
Savers Value Village, Inc.*	15	280
Denny's Corp.*	33	280
Miller Industries, Inc.	7	275
America's Car-Mart, Inc.*	3	273
Virgin Galactic Holdings, Inc.*,1	151	272
Rush Enterprises, Inc. — Class B	6	272
Global Industrial Co.	8	268
Haverty Furniture Companies, Inc.	9	259
Xperi, Inc.*	25	247
Movado Group, Inc.	9	246
Vizio Holding Corp. — Class A*	45	244
Shoe Carnival, Inc.	10	240
Bally's Corp.*	18	236
Build-A-Bear Workshop, Inc. — Class A	8	235
Atlanta Braves Holdings, Inc. — Class A*	6	234
Xponential Fitness, Inc. — Class A*	15	232
First Watch Restaurant Group, Inc.*	13	225
MasterCraft Boat Holdings, Inc.*	10	222
Bluegreen Vacations Holding Corp.	6	220
Marcus Corp.	14	217
Genesco, Inc.*	7	216
Blue Bird Corp.*	10	214
Daktronics, Inc.*	23	205
Kura Sushi USA, Inc. — Class A*	3	198
Hawaiian Holdings, Inc.*	30	190
Children's Place, Inc.*	7	189
Solid Power, Inc.*	92	186
OneWater Marine, Inc. — Class A*	7	179
Zumiez, Inc.*	10	178
Rush Street Interactive, Inc.*	38	176
Bowlero Corp. — Class A*,1	18	173
ThredUp, Inc. — Class A*	43	172
SES AI Corp.*	75	170
Johnson Outdoors, Inc. — Class A	3	164
Funko, Inc. — Class A*	21	161
Holley, Inc.*	32	160
Lovesac Co.*	8	159
Destination XL Group, Inc.*	35	157

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
TuSimple Holdings, Inc. — Class A*	99	$154
El Pollo Loco Holdings, Inc.	17	152
Lindblad Expeditions Holdings, Inc.*	21	151
Commercial Vehicle Group, Inc.*	19	147
EVgo, Inc.*,1	43	145
Carrols Restaurant Group, Inc.*	22	145
Hooker Furnishings Corp.	7	136
Cooper-Standard Holdings, Inc.*	10	134
Clarus Corp.	17	129
Potbelly Corp.*	16	125
PetMed Express, Inc.	12	123
Microvast Holdings, Inc.*	63	119
Frontier Group Holdings, Inc.*	23	111
Vera Bradley, Inc.*	16	106
Tilly's, Inc. — Class A*	13	106
Global Business Travel Group I*	19	104
Hyliion Holdings Corp.*	88	104
Sportsman's Warehouse Holdings, Inc.*	23	103
GrowGeneration Corp.*	35	102
Snap One Holdings Corp.*	11	102
Weyco Group, Inc.	4	101
Tile Shop Holdings, Inc.*	17	93
Fiesta Restaurant Group, Inc.*	11	93
Escalade, Inc.	6	92
Big 5 Sporting Goods Corp.[1]	13	91
J Jill, Inc.*	3	89
Big Lots, Inc.	17	87
Full House Resorts, Inc.*	20	86
Century Casinos, Inc.*	16	82
Cato Corp. — Class A	10	77
EVI Industries, Inc.*	3	74
JAKKS Pacific, Inc.*	4	74
Reservoir Media, Inc.*	12	73
Red Robin Gourmet Burgers, Inc.*	9	72
Landsea Homes Corp.*	8	72
ONE Group Hospitality, Inc.*	13	72
Marine Products Corp.	5	71
VOXX International Corp. — Class A*	8	64
Lazydays Holdings, Inc.*	8	61
Noodles & Co.*	24	59
Rocky Brands, Inc.	4	59
Fossil Group, Inc.*	28	58
Traeger, Inc.*	21	57
Purple Innovation, Inc.	33	56
Livewire Group, Inc.*	7	49
Duluth Holdings, Inc. — Class B*	8	48
Workhorse Group, Inc.*,1	99	41
Aeva Technologies, Inc.*	47	36
Envela Corp.*	5	24
United Homes Group, Inc.*	4	22
CompX International, Inc.	1	19
Torrid Holdings, Inc.*	7	15
Dragonfly Energy Holdings Corp.*	9	14
Loop Media, Inc.*	22	11
Qurate Retail, Inc. — Class B*	1	8
Total Consumer, Cyclical		155,250
Technology - 4.8%
Super Micro Computer, Inc.*	28	7,678
SPS Commerce, Inc.*	22	3,753
Onto Innovation, Inc.*	29	3,698
Rambus, Inc.*	65	3,626
Qualys, Inc.*	22	3,356
Axcelis Technologies, Inc.*	19	3,098
Tenable Holdings, Inc.*	68	3,046
Workiva, Inc.*	29	2,939
Duolingo, Inc.*	17	2,820
Maximus, Inc.	36	2,688
ExlService Holdings, Inc.*	95	2,664
MACOM Technology Solutions Holdings, Inc.*	32	2,611
Power Integrations, Inc.	34	2,595
Insight Enterprises, Inc.*	17	2,474
MicroStrategy, Inc. — Class A*	7	2,298
Silicon Laboratories, Inc.*	19	2,202
Synaptics, Inc.*	24	2,147
Diodes, Inc.*	27	2,129
Box, Inc. — Class A*	84	2,034
Appfolio, Inc. — Class A*	11	2,009
Altair Engineering, Inc. — Class A*	32	2,002
Varonis Systems, Inc.*	65	1,985
Freshworks, Inc. — Class A*	97	1,932
Blackline, Inc.*	34	1,886
Blackbaud, Inc.*	26	1,828
CommVault Systems, Inc.*	27	1,825
Evolent Health, Inc. — Class A*	66	1,797
Rapid7, Inc.*	36	1,648
FormFactor, Inc.*	46	1,607
Kulicke & Soffa Industries, Inc.	33	1,605
Verra Mobility Corp.*	83	1,552
Privia Health Group, Inc.*	66	1,518
ACI Worldwide, Inc.*	65	1,466
Braze, Inc. — Class A*	31	1,449
Sprout Social, Inc. — Class A*	29	1,447
IonQ, Inc.*	96	1,428
Amkor Technology, Inc.	61	1,379
Progress Software Corp.	26	1,367
Fastly, Inc. — Class A*	71	1,361
Parsons Corp.*	25	1,359
Envestnet, Inc.*	30	1,321
Ambarella, Inc.*	22	1,167
ACV Auctions, Inc. — Class A*	76	1,154
NetScout Systems, Inc.*	41	1,149
PagerDuty, Inc.*	51	1,147
SiTime Corp.*	10	1,143
Appian Corp. — Class A*	24	1,095
Xerox Holdings Corp.	69	1,083
MaxLinear, Inc. — Class A*	45	1,001
Semtech Corp.*	38	978
CSG Systems International, Inc.	19	971
Cohu, Inc.*	28	964
Clear Secure, Inc. — Class A	50	952
PROS Holdings, Inc.*	27	935
Schrodinger Incorporated/United States*	33	933
DigitalOcean Holdings, Inc.*	38	913
C3.ai, Inc. — Class A*,1	35	893
Verint Systems, Inc.*	38	874
Asana, Inc. — Class A*	47	861

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Donnelley Financial Solutions, Inc.*	15	$844
AvidXchange Holdings, Inc.*	89	844
Veeco Instruments, Inc.*	30	843
Veradigm, Inc.*	64	841
Apollo Medical Holdings, Inc.*	26	802
Ultra Clean Holdings, Inc.*	27	801
Agilysys, Inc.*	12	794
Impinj, Inc.*	14	770
NextGen Healthcare, Inc.*	32	759
PowerSchool Holdings, Inc. — Class A*	33	748
Jamf Holding Corp.*	42	742
Photronics, Inc.*	36	728
SMART Global Holdings, Inc.*	29	706
Aehr Test Systems*	15	685
Adeia, Inc.	64	683
Zeta Global Holdings Corp. — Class A*	80	668
AvePoint, Inc.*	92	618
PAR Technology Corp.*	16	617
Zuora, Inc. — Class A*	74	610
PDF Solutions, Inc.*	18	583
Digi International, Inc.*	21	567
Phreesia, Inc.*	30	560
N-able, Inc.*	42	542
Everbridge, Inc.*	24	538
Avid Technology, Inc.*	20	537
Model N, Inc.*	22	537
ACM Research, Inc. — Class A*	29	525
EngageSmart, Inc.*	29	522
Sapiens International Corporation N.V.	18	512
Cerence, Inc.*	24	489
Amplitude, Inc. — Class A*	40	463
E2open Parent Holdings, Inc.*	101	459
Alkami Technology, Inc.*	24	437
Intapp, Inc.*	13	436
Navitas Semiconductor Corp.*	61	424
Alpha & Omega Semiconductor Ltd.*	14	418
Yext, Inc.*	64	405
Grid Dynamics Holdings, Inc.*	33	402
BigCommerce Holdings, Inc.*	40	395
Olo, Inc. — Class A*	62	376
Simulations Plus, Inc.	9	375
3D Systems Corp.*	76	373
Conduent, Inc.*	103	358
Alignment Healthcare, Inc.*	51	354
Digital Turbine, Inc.*	57	345
Health Catalyst, Inc.*	33	334
Cardlytics, Inc.*	20	330
Matterport, Inc.*	150	325
Vimeo, Inc.*	91	322
Corsair Gaming, Inc.*	22	320
Pitney Bowes, Inc.	105	317
Outset Medical, Inc.*	29	316
TTEC Holdings, Inc.	12	315
PubMatic, Inc. — Class A*	26	315
Instructure Holdings, Inc.*	12	305
Consensus Cloud Solutions, Inc.*	12	302
Daily Journal Corp.*	1	294
SolarWinds Corp.*	30	283
Integral Ad Science Holding Corp.*	23	273
MeridianLink, Inc.*	16	273
CEVA, Inc.*	14	271
Cricut, Inc. — Class A	29	269
Mitek Systems, Inc.*	25	268
Planet Labs PBC*	100	260
Digimarc Corp.*	8	260
OneSpan, Inc.*	24	258
Desktop Metal, Inc. — Class A*	167	244
Vishay Precision Group, Inc.*	7	235
Thoughtworks Holding, Inc.*	55	224
American Software, Inc. — Class A	19	218
Definitive Healthcare Corp.*	27	216
Cantaloupe, Inc.*	34	213
Domo, Inc. — Class B*	18	177
Sharecare, Inc.*	184	173
8x8, Inc.*	68	171
SoundHound AI, Inc. — Class A*,1	82	165
NextNav, Inc.*	32	164
Weave Communications, Inc.*	20	163
Playstudios, Inc.*	51	162
SEMrush Holdings, Inc. — Class A*	19	161
Ebix, Inc.	16	158
Bandwidth, Inc. — Class A*	14	158
Inspired Entertainment, Inc.*	13	155
LivePerson, Inc.*	38	148
Computer Programs and Systems, Inc.*	9	143
PlayAGS, Inc.*	22	143
EverCommerce, Inc.*	14	140
Red Violet, Inc.*	7	140
Unisys Corp.*	40	138
Enfusion, Inc. — Class A*	15	135
Innodata, Inc.*	15	128
Vuzix Corp.*,1	35	127
ON24, Inc.	20	127
Immersion Corp.	19	126
Outbrain, Inc.*	24	117
IBEX Holdings Ltd.*	7	108
Expensify, Inc. — Class A*	33	107
Asure Software, Inc.*	11	104
inTEST Corp.*	6	91
Rackspace Technology, Inc.*	38	89
Kaltura, Inc.*	50	86
CS Disco, Inc.*	13	86
Climb Global Solutions, Inc.	2	86
HireRight Holdings Corp.*	9	86
Brightcove, Inc.*	26	86
Velo3D, Inc.*	53	83
Atomera, Inc.*	13	81
CoreCard Corp.*	4	80
eGain Corp.*	13	80
Richardson Electronics Ltd.	7	77
Tingo Group, Inc.*	73	75
SkyWater Technology, Inc.*	11	66
Rimini Street, Inc.*	29	64
Viant Technology, Inc. — Class A*	9	50
LiveVox Holdings, Inc.*	13	43
Skillsoft Corp.*	48	43

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Veritone, Inc.*	16	$41
BigBear.ai Holdings, Inc.*	16	24
System1, Inc.*	15	18
Presto Automation, Inc.*	2	3
CXApp, Inc.*	1	2
Total Technology		150,613
Energy - 3.6%
ChampionX Corp.	119	4,239
Chord Energy Corp.	25	4,052
Matador Resources Co.	68	4,045
Murphy Oil Corp.	89	4,036
Weatherford International plc*	43	3,884
PBF Energy, Inc. — Class A	68	3,640
Noble Corporation plc	66	3,343
Civitas Resources, Inc.	41	3,316
Denbury, Inc.*	30	2,940
Patterson-UTI Energy, Inc.	211	2,920
SM Energy Co.	72	2,855
Valaris Ltd.*	37	2,774
Magnolia Oil & Gas Corp. — Class A	110	2,520
Helmerich & Payne, Inc.	58	2,445
Equitrans Midstream Corp.	259	2,427
California Resources Corp.	43	2,408
Permian Resources Corp.	164	2,289
Kosmos Energy Ltd.*	271	2,217
CNX Resources Corp.*	95	2,145
CONSOL Energy, Inc.	20	2,098
Alpha Metallurgical Resources, Inc.	8	2,078
Array Technologies, Inc.*	90	1,997
Tidewater, Inc.*	28	1,990
Northern Oil and Gas, Inc.	49	1,971
Peabody Energy Corp.	74	1,923
Arch Resources, Inc.	11	1,877
Shoals Technologies Group, Inc. — Class A*	102	1,862
Liberty Energy, Inc. — Class A	99	1,833
Warrior Met Coal, Inc.	31	1,583
Oceaneering International, Inc.*	60	1,543
Callon Petroleum Co.*	37	1,447
Seadrill Ltd.*	30	1,344
Expro Group Holdings N.V.*	53	1,231
Par Pacific Holdings, Inc.*	33	1,186
Sitio Royalties Corp. — Class A	48	1,162
Delek US Holdings, Inc.	40	1,136
Talos Energy, Inc.*	65	1,069
Green Plains, Inc.*	35	1,054
Archrock, Inc.	83	1,046
Helix Energy Solutions Group, Inc.*	86	961
Borr Drilling Ltd.*	131	930
Diamond Offshore Drilling, Inc.*	61	896
NOW, Inc.*	63	748
Gulfport Energy Corp.*	6	712
Earthstone Energy, Inc. — Class A*	34	688
Core Laboratories, Inc.	28	672
US Silica Holdings, Inc.*	45	632
Sunnova Energy International, Inc.*,1	60	628
ProPetro Holding Corp.*	59	627
Nabors Industries Ltd.*	5	616
CVR Energy, Inc.	18	613

Comstock Resources, Inc.	55	607
Dril-Quip, Inc.*	20	563
Vital Energy, Inc.*	10	554
Fluence Energy, Inc.*	23	529
SunCoke Energy, Inc.	50	508
TETRA Technologies, Inc.*	75	478
RPC, Inc.	51	456
Bristow Group, Inc.*	14	394
SilverBow Resources, Inc.*	11	393
Select Water Solutions, Inc. — Class A	48	382
Berry Corp.	46	377
Tellurian, Inc.*	318	369
REX American Resources Corp.*	9	367
Montauk Renewables, Inc.*	40	364
Stem, Inc.*,1	85	360
Vitesse Energy, Inc.	15	343
Kinetik Holdings, Inc. — Class A	10	338
SunPower Corp. — Class A*	52	321
Oil States International, Inc.*	38	318
FuelCell Energy, Inc.*,1	244	312
Newpark Resources, Inc.*	45	311
SandRidge Energy, Inc.	19	298
DMC Global, Inc.*	12	294
Crescent Energy Co. — Class A	23	291
VAALCO Energy, Inc.	64	281
W&T Offshore, Inc.*	59	258
Cleanspark, Inc.*	66	251
AESI Holdings, Inc. — Class A	10	222
Solaris Oilfield Infrastructure, Inc. — Class A	19	203
Hallador Energy Co.*	14	202
Excelerate Energy, Inc. — Class A	11	187
Aris Water Solutions, Inc. — Class A	18	180
Vertex Energy, Inc.*	40	178
Maxeon Solar Technologies Ltd.*	15	174
Gevo, Inc.*	140	167
Amplify Energy Corp.*	22	162
Kodiak Gas Services, Inc.*	9	161
Riley Exploration Permian, Inc.	5	159
ProFrac Holding Corp. — Class A*	14	152
Eneti, Inc.	15	151
Energy Vault Holdings, Inc.*	59	150
Forum Energy Technologies, Inc.*	6	144
Ramaco Resources, Inc. — Class A	13	143
Enviva, Inc.	19	142
Ring Energy, Inc.*	72	140
Eos Energy Enterprises, Inc.*,1	64	138
Evolution Petroleum Corp.	19	130
Ranger Energy Services, Inc.	9	128
FutureFuel Corp.	16	115
NACCO Industries, Inc. — Class A	3	105
HighPeak Energy, Inc.	6	101
Granite Ridge Resources, Inc.	16	98
KLX Energy Services Holdings, Inc.*	8	95
NextDecade Corp.*	18	92

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
TPI Composites, Inc.*	25	$66
Mammoth Energy Services, Inc.*	14	65
Empire Petroleum Corp.*	6	58
Ramaco Resources, Inc. — Class B	3	36
Verde Clean Fuels, Inc.*	3	11
Total Energy		113,220
Communications - 1.5%
Extreme Networks, Inc.*	75	1,816
Ziff Davis, Inc.*	28	1,783
TEGNA, Inc.	120	1,748
DigitalBridge Group, Inc.	97	1,705
Yelp, Inc. — Class A*	40	1,664
Cogent Communications Holdings, Inc.	26	1,609
Calix, Inc.*	35	1,604
InterDigital, Inc.	16	1,284
Viavi Solutions, Inc.*	131	1,197
Perficient, Inc.*	20	1,157
Q2 Holdings, Inc.*	34	1,097
Telephone & Data Systems, Inc.	59	1,080
ePlus, Inc.*	16	1,016
Cargurus, Inc.*	58	1,016
Bumble, Inc. — Class A*	60	895
Credo Technology Group Holding Ltd.*	58	885
Opendoor Technologies, Inc.*	324	855
Lumen Technologies, Inc.*	599	851
Sprinklr, Inc. — Class A*	61	844
Upwork, Inc.*	74	841
Squarespace, Inc. — Class A*	27	782
Liberty Latin America Ltd. — Class C*	86	702
Cars.com, Inc.*	40	675
Scholastic Corp.	17	648
Harmonic, Inc.*	66	636
A10 Networks, Inc.	42	631
Magnite, Inc.*	80	603
Shenandoah Telecommunications Co.	29	598
Shutterstock, Inc.	15	571
Globalstar, Inc.*	410	537
Infinera Corp.*	119	497
TechTarget, Inc.*	16	486
Gogo, Inc.*	40	477
Hims & Hers Health, Inc.*	73	459
Eventbrite, Inc. — Class A*	46	454
fuboTV, Inc.*	168	449
Figs, Inc. — Class A*	76	448
Open Lending Corp. — Class A*	59	432
Overstock.com, Inc.*	27	427
CommScope Holding Company, Inc.*	124	417
ADTRAN Holdings, Inc.	47	387
Thryv Holdings, Inc.*	19	357
Clear Channel Outdoor Holdings, Inc.*	221	349
Rover Group, Inc.*	55	344
Couchbase, Inc.*	20	343
Gray Television, Inc.	49	339
EchoStar Corp. — Class A*	20	335
Revolve Group, Inc.*	24	327
HealthStream, Inc.	15	324

QuinStreet, Inc.*	31	278
Anterix, Inc.*	8	251
Liquidity Services, Inc.*	14	247
WideOpenWest, Inc.*	31	237
Boston Omaha Corp. — Class A*	14	230
Clearfield, Inc.*	8	229
ATN International, Inc.	7	221
Stagwell, Inc.*	47	220
Aviat Networks, Inc.*	7	218
NETGEAR, Inc.*	17	214
Sinclair, Inc.	19	213
AMC Networks, Inc. — Class A*	18	212
Gannett Company, Inc.*	86	211
IDT Corp. — Class B*	9	199
EW Scripps Co. — Class A*	36	197
iHeartMedia, Inc. — Class A*	61	193
Ooma, Inc.*	14	182
Liberty Latin America Ltd. — Class A*	22	180
Stitch Fix, Inc. — Class A*	50	173
Preformed Line Products Co.	1	163
Nextdoor Holdings, Inc.*	87	158
Spok Holdings, Inc.	11	157
Consolidated Communications Holdings, Inc.*	44	151
Advantage Solutions, Inc.*	52	148
Ribbon Communications, Inc.*	52	139
Grindr, Inc.*	24	138
AST SpaceMobile, Inc.*,1	36	137
CarParts.com, Inc.*	32	132
Entravision Communications Corp. — Class A	36	131
Nerdy, Inc.*	35	130
Tucows, Inc. — Class A*	6	123
1-800-Flowers.com, Inc. — Class A*	16	112
Luna Innovations, Inc.*	19	111
MediaAlpha, Inc. — Class A*	13	107
Mondee Holdings, Inc.*,1	27	96
Vivid Seats, Inc. — Class A*	15	96
EverQuote, Inc. — Class A*	13	94
Blade Air Mobility, Inc.*	35	91
BlackSky Technology, Inc.*	71	83
DHI Group, Inc.*	26	80
Gambling.com Group Ltd.*	6	79
BARK, Inc.*	65	78
OptimizeRx Corp.*	10	78
Lands' End, Inc.*	9	67
Solo Brands, Inc. — Class A*	13	66
Allbirds, Inc. — Class A*	57	63
Townsquare Media, Inc. — Class A	7	61
ContextLogic, Inc. — Class A*	13	57
KVH Industries, Inc.*	11	56
Cambium Networks Corp.*	7	51
Value Line, Inc.	1	44
Terran Orbital Corp.*,1	51	42
Urban One, Inc.*	7	35
DZS, Inc.*	13	27
Urban One, Inc.*	5	25
Focus Universal, Inc.*	1	1
Total Communications		46,493
Basic Materials - 1.5%
Commercial Metals Co.	70	3,459

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
ATI, Inc.*	77	$3,168
Balchem Corp.	19	2,357
Cabot Corp.	33	2,286
HB Fuller Co.	32	2,195
Livent Corp.*	108	1,988
Carpenter Technology Corp.	29	1,949
Avient Corp.	54	1,907
Innospec, Inc.	15	1,533
Sensient Technologies Corp.	25	1,462
Hecla Mining Co.	359	1,404
Constellium SE*	76	1,383
Rogers Corp.*	10	1,315
Quaker Chemical Corp.	8	1,280
Uranium Energy Corp.*	220	1,133
Ingevity Corp.*	22	1,047
Minerals Technologies, Inc.	19	1,040
Stepan Co.	13	975
Sylvamo Corp.	22	967
Tronox Holdings plc — Class A	70	941
Energy Fuels, Inc.*,1	94	773
Kaiser Aluminum Corp.	10	752
Hawkins, Inc.	12	706
Orion S.A.	33	702
Ecovyst, Inc.*	57	561
Compass Minerals International, Inc.	20	559
Novagold Resources, Inc.*	144	553
AdvanSix, Inc.	16	497
Koppers Holdings, Inc.	12	475
Mativ Holdings, Inc.	33	471
Piedmont Lithium, Inc.*	11	437
Coeur Mining, Inc.*	191	424
Schnitzer Steel Industries, Inc. — Class A	15	418
Perimeter Solutions S.A.*	92	418
Centrus Energy Corp. — Class A*	7	397
Ivanhoe Electric Incorporated / US*	33	393
Haynes International, Inc.	7	326
Lightwave Logic, Inc.*	68	304
Encore Energy Corp.*	85	277
Century Aluminum Co.*	31	223
United States Lime & Minerals, Inc.	1	201
Oil-Dri Corporation of America	3	185
i-80 Gold Corp.*	115	176
American Vanguard Corp.	16	175
Trinseo plc	21	171
Intrepid Potash, Inc.*	6	151
Rayonier Advanced Materials, Inc.*	38	134
Danimer Scientific, Inc.*	52	108
Terawulf, Inc.*	80	101
Kronos Worldwide, Inc.	13	101
Caledonia Mining Corporation plc	10	99
Dakota Gold Corp.*	32	82
Origin Materials, Inc.*	63	81
Codexis, Inc.*	40	76
Perpetua Resources Corp.*	23	75
Glatfelter Corp.*	26	52
5E Advanced Materials, Inc.*	23	52
PolyMet Mining Corp.*	20	41
Contango ORE, Inc.*	2	36

Valhi, Inc.	1	13
NioCorp Developments Ltd.*	1	4
Total Basic Materials		45,569
Utilities - 1.2%
Brookfield Infrastructure Corp. — Class A	72	2,539
New Jersey Resources Corp.	58	2,357
Portland General Electric Co.	58	2,348
PNM Resources, Inc.	51	2,275
ONE Gas, Inc.	33	2,253
Ormat Technologies, Inc.	32	2,237
Southwest Gas Holdings, Inc.	37	2,235
Black Hills Corp.	40	2,024
Otter Tail Corp.	25	1,898
ALLETE, Inc.	35	1,848
Spire, Inc.	31	1,754
American States Water Co.	22	1,731
Northwestern Energy Group, Inc.	36	1,730
California Water Service Group	33	1,561
MGE Energy, Inc.	22	1,507
Avista Corp.	45	1,457
SJW Group	19	1,142
Chesapeake Utilities Corp.	10	977
Northwest Natural Holding Co.	21	801
Ameresco, Inc. — Class A*	19	733
Middlesex Water Co.	10	663
Unitil Corp.	10	427
York Water Co.	9	337
Consolidated Water Company Ltd.	9	256
Artesian Resources Corp. — Class A	5	210
Altus Power, Inc.*	38	199
Genie Energy Ltd. — Class B	12	177
RGC Resources, Inc.	5	87
Cadiz, Inc.*	24	80
Global Water Resources, Inc.	7	68
FTC Solar, Inc.*	38	49
Total Utilities		37,960
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	16	339
Total Common Stocks
(Cost $1,486,801)		1,336,345

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	8	–
Novartis AG	35	–
Total Rights
(Cost $13)		–

EXCHANGE-TRADED FUNDS† - 21.4%
Vanguard Russell 2000 ETF[1]	4,679	334,268
iShares Russell 2000 Index ETF[1]	1,889	333,862
Total Exchange-Traded Funds
(Cost $827,474)		668,130

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 21.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	43,160	$420,812
Guggenheim Strategy Fund II2	9,842	238,876
Total Mutual Funds
(Cost $667,544)		659,688

	Face Amount
U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
5.27% due 11/07/23[3,4]	$100,000	99,472
Total U.S. Treasury Bills
(Cost $99,459)		99,472

REPURCHASE AGREEMENTS††,5 - 11.9%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[3]	208,643	208,643
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[3]	81,048	81,048
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[3]	80,247	80,247
Total Repurchase Agreements
(Cost $369,938)		369,938

	Shares
SECURITIES LENDING COLLATERAL†,6 - 8.9%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[7]	279,032	279,032
Total Securities Lending Collateral
(Cost $279,032)		279,032
Total Investments - 109.4%
(Cost $3,730,261)		$3,412,605
Other Assets & Liabilities, net - (9.4)%		(293,727)
Total Net Assets - 100.0%		$3,118,878

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	12/21/23	148	$265,078	$(3,712)
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	12/21/23	587	1,048,242	(14,416)
Barclays Bank plc	Russell 2000 Index	Pay	5.31% (SOFR)	At Maturity	12/20/23	763	1,362,869	(31,627)
							$2,676,189	$(49,755)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,336,345	$ — *	$—		$1,336,345
Rights	—	—	—	*	—
Exchange-Traded Funds	668,130	—	—		668,130
Mutual Funds	659,688	—	—		659,688
U.S. Treasury Bills	—	99,472	—		99,472
Repurchase Agreements	—	369,938	—		369,938
Securities Lending Collateral	279,032	—	—		279,032
Total Assets	$2,943,195	$469,410	$—		$3,412,605

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$49,755	$—	$49,755

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$236,612	$–	$–	$–	$2,264	$238,876	9,842	$9,531
Guggenheim Ultra Short Duration Fund — Institutional Class	416,065	–	–	–	4,747	420,812	43,160	16,178
	$652,677	$–	$–	$–	$7,011	$659,688		$25,709

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 15.2%
Vanguard Russell 2000 ETF[1]	2,308	164,883
iShares Russell 2000 Index ETF[1]	932	164,722
Total Exchange-Traded Funds
(Cost $408,358)		329,605

	Face Amount
U.S. TREASURY BILLS†† - 23.3%
U.S. Treasury Bills
5.29% due 11/07/23[2,3]	$400,000	397,890
5.27% due 11/07/23[2,3]	100,000	99,472
4.66% due 10/05/23[3]	10,000	9,996
Total U.S. Treasury Bills
(Cost $507,280)		507,358

FEDERAL AGENCY DISCOUNT NOTES†† - 9.2%
Federal Home Loan Bank
5.28% due 10/04/23[3]	200,000	199,912
Total Federal Agency Discount Notes
(Cost $199,912)		199,912

REPURCHASE AGREEMENTS††,4 - 59.3%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[2]	726,956	726,956
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[2]	282,387	282,387
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[2]	279,598	279,598
Total Repurchase Agreements
(Cost $1,288,941)		1,288,941

	Shares
SECURITIES LENDING COLLATERAL†,5 - 11.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[6]	253,261	253,261
Total Securities Lending Collateral
(Cost $253,261)		253,261
Total Investments - 118.7%
(Cost $2,657,752)		$2,579,077
Other Assets & Liabilities, net - (18.7)%		(406,009)
Total Net Assets - 100.0%		$2,173,068

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	12/21/23	338	$603,522	$(6,518)
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	12/21/23	522	932,289	(13,055)
Barclays Bank plc	Russell 2000 Index	Pay	5.31% (SOFR)	At Maturity	12/20/23	1,387	2,475,153	(57,437)
							$4,010,964	$(77,010)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of September 30, 2023.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	329,605	—	—		329,605
U.S. Treasury Bills	—	507,358	—		507,358
Federal Agency Discount Notes	—	199,912	—		199,912
Repurchase Agreements	—	1,288,941	—		1,288,941
Securities Lending Collateral	253,261	—	—		253,261
Total Assets	$582,866	$1,996,211	$—		$2,579,077

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$77,010	$—	$77,010

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 89.1%
Technology - 23.6%
Apple, Inc.	7,236	$1,238,876
Microsoft Corp.	3,658	1,155,014
NVIDIA Corp.	1,216	528,948
Broadcom, Inc.	203	168,608
Adobe, Inc.*	224	114,218
Salesforce, Inc.*	480	97,334
Accenture plc — Class A	311	95,511
Oracle Corp.	775	82,088
Advanced Micro Devices, Inc.*	796	81,845
Intel Corp.	2,062	73,304
Texas Instruments, Inc.	447	71,077
Intuit, Inc.	138	70,510
International Business Machines Corp.	449	62,995
QUALCOMM, Inc.	549	60,972
Applied Materials, Inc.	413	57,180
ServiceNow, Inc.*	100	55,896
Analog Devices, Inc.	247	43,247
Lam Research Corp.	66	41,367
Micron Technology, Inc.	539	36,668
Synopsys, Inc.*	75	34,423
Fiserv, Inc.*	300	33,888
Activision Blizzard, Inc.	352	32,958
Cadence Design Systems, Inc.*	134	31,396
KLA Corp.	67	30,730
Roper Technologies, Inc.	53	25,667
NXP Semiconductor N.V.	127	25,390
Autodesk, Inc.*	105	21,726
Microchip Technology, Inc.	268	20,917
MSCI, Inc. — Class A	39	20,010
ON Semiconductor Corp.*	212	19,705
Fortinet, Inc.*	321	18,836
Paychex, Inc.	158	18,222
Cognizant Technology Solutions Corp. — Class A	249	16,867
Fidelity National Information Services, Inc.	292	16,139
Electronic Arts, Inc.	121	14,568
ANSYS, Inc.*	43	12,795
Monolithic Power Systems, Inc.	24	11,088
Hewlett Packard Enterprise Co.	637	11,065
HP, Inc.	427	10,974
Take-Two Interactive Software, Inc.*	78	10,950
Fair Isaac Corp.*	12	10,422
Broadridge Financial Solutions, Inc.	58	10,385
PTC, Inc.*	59	8,359
Tyler Technologies, Inc.*	21	8,109
Akamai Technologies, Inc.*	75	7,991
NetApp, Inc.	104	7,891
Skyworks Solutions, Inc.	78	7,690
Teradyne, Inc.	76	7,635
EPAM Systems, Inc.*	29	7,415
Western Digital Corp.*	158	7,210
Leidos Holdings, Inc.	68	6,267
Seagate Technology Holdings plc	95	6,265
Paycom Software, Inc.	24	6,222
Zebra Technologies Corp. — Class A*	25	5,913
Jack Henry & Associates, Inc.	36	5,441
Ceridian HCM Holding, Inc.*	77	5,224
Qorvo, Inc.*	48	4,583
DXC Technology Co.*	101	2,104
Total Technology		4,699,098
Consumer, Non-cyclical - 17.8%
UnitedHealth Group, Inc.	456	229,911
Eli Lilly & Co.	393	211,092
Johnson & Johnson	1,186	184,720
Procter & Gamble Co.	1,161	169,343
AbbVie, Inc.	869	129,533
Merck & Company, Inc.	1,249	128,585
PepsiCo, Inc.	678	114,880
Coca-Cola Co.	1,916	107,257
Thermo Fisher Scientific, Inc.	190	96,172
Pfizer, Inc.	2,780	92,213
Abbott Laboratories	854	82,710
Danaher Corp.	324	80,384
Philip Morris International, Inc.	764	70,731
Amgen, Inc.	263	70,684
Bristol-Myers Squibb Co.	1,029	59,723
S&P Global, Inc.	160	58,466
Medtronic plc	656	51,404
Intuitive Surgical, Inc.*	173	50,566
Elevance Health, Inc.	116	50,509
Automatic Data Processing, Inc.	204	49,078
Mondelez International, Inc. — Class A	670	46,498
Gilead Sciences, Inc.	613	45,938
Stryker Corp.	166	45,363
Vertex Pharmaceuticals, Inc.*	127	44,163
CVS Health Corp.	632	44,126
Regeneron Pharmaceuticals, Inc.*	53	43,617
Cigna Group	146	41,766
Zoetis, Inc.	228	39,667
Boston Scientific Corp.*	721	38,069
Becton Dickinson & Co.	143	36,970
Altria Group, Inc.	874	36,751
PayPal Holdings, Inc.*	541	31,627
Humana, Inc.	61	29,678
McKesson Corp.	67	29,135
Colgate-Palmolive Co.	407	28,942
Moody's Corp.	78	24,661
HCA Healthcare, Inc.	99	24,352
Edwards Lifesciences Corp.*	299	20,715
Cintas Corp.	43	20,683
Kimberly-Clark Corp.	167	20,182
Archer-Daniels-Midland Co.	264	19,911
Constellation Brands, Inc. — Class A	79	19,855
Monster Beverage Corp.*	366	19,380
General Mills, Inc.	288	18,429
Centene Corp.*	267	18,391
Biogen, Inc.*	71	18,248
IDEXX Laboratories, Inc.*	41	17,928
IQVIA Holdings, Inc.*	91	17,904
Corteva, Inc.	349	17,855
Dexcom, Inc.*	191	17,820

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Consumer, Non-cyclical - 17.8% (continued)
Kenvue, Inc.	850	$17,068
Moderna, Inc.*	163	16,836
Verisk Analytics, Inc. — Class A	71	16,773
Estee Lauder Companies, Inc. — Class A	114	16,479
Sysco Corp.	249	16,446
Keurig Dr Pepper, Inc.	495	15,627
United Rentals, Inc.	35	15,560
CoStar Group, Inc.*	201	15,455
Hershey Co.	74	14,806
Global Payments, Inc.	128	14,770
Cencora, Inc. — Class A	82	14,758
Kroger Co.	325	14,544
West Pharmaceutical Services, Inc.	36	13,508
Gartner, Inc.*	39	13,401
Quanta Services, Inc.	71	13,282
Kraft Heinz Co.	393	13,221
GE HealthCare Technologies, Inc.	193	13,132
Zimmer Biomet Holdings, Inc.	103	11,559
Church & Dwight Company, Inc.	122	11,179
Equifax, Inc.	60	10,991
Cardinal Health, Inc.	125	10,853
STERIS plc	49	10,752
Illumina, Inc.*	78	10,708
Align Technology, Inc.*	35	10,686
ResMed, Inc.	72	10,647
Molina Healthcare, Inc.*	29	9,509
Baxter International, Inc.	249	9,397
McCormick & Company, Inc.	124	9,379
FleetCor Technologies, Inc.*	36	9,192
Laboratory Corporation of America Holdings	44	8,846
Hologic, Inc.*	121	8,397
Bunge Ltd.	75	8,119
Clorox Co.	61	7,994
Waters Corp.*	29	7,952
Kellanova	130	7,736
Cooper Companies, Inc.	24	7,632
Avery Dennison Corp.	40	7,307
Tyson Foods, Inc. — Class A	141	7,119
Revvity, Inc.	61	6,753
Quest Diagnostics, Inc.	55	6,702
Lamb Weston Holdings, Inc.	72	6,657
Conagra Brands, Inc.	235	6,444
J M Smucker Co.	50	6,146
Viatris, Inc.	591	5,827
Molson Coors Beverage Co. — Class B	91	5,787
Hormel Foods Corp.	143	5,438
Insulet Corp.*	34	5,423
Incyte Corp.*	92	5,315
Bio-Techne Corp.	78	5,309
Brown-Forman Corp. — Class B	91	5,250
Rollins, Inc.	138	5,152
Charles River Laboratories International, Inc.*	25	4,899
Henry Schein, Inc.*	64	4,752
Teleflex, Inc.	23	4,517
MarketAxess Holdings, Inc.	19	4,059
Catalent, Inc.*	89	4,052
Campbell Soup Co.	97	3,985
Universal Health Services, Inc. — Class B	31	3,898
Robert Half, Inc.	53	3,884
Bio-Rad Laboratories, Inc. — Class A*	10	3,584
Dentsply Sirona, Inc.	104	3,553
DaVita, Inc.*	27	2,552
Organon & Co.	126	2,187
Total Consumer, Non-cyclical		3,540,330
Financial - 12.3%
Berkshire Hathaway, Inc. — Class B*	898	314,569
JPMorgan Chase & Co.	1,431	207,524
Visa, Inc. — Class A	791	181,938
Mastercard, Inc. — Class A	410	162,323
Bank of America Corp.	3,404	93,202
Wells Fargo & Co.	1,801	73,589
Goldman Sachs Group, Inc.	162	52,418
Morgan Stanley	628	51,289
Prologis, Inc. REIT	455	51,055
Marsh & McLennan Companies, Inc.	243	46,243
BlackRock, Inc. — Class A	69	44,608
American Express Co.	286	42,668
Chubb Ltd.	202	42,052
Charles Schwab Corp.	732	40,187
Progressive Corp.	288	40,118
Citigroup, Inc.	948	38,991
American Tower Corp. — Class A REIT	231	37,988
Blackstone, Inc. — Class A	349	37,392
CME Group, Inc. — Class A	178	35,639
Equinix, Inc. REIT	46	33,408
Aon plc — Class A	100	32,422
Intercontinental Exchange, Inc.	282	31,026
U.S. Bancorp	767	25,357
Arthur J Gallagher & Co.	106	24,161
PNC Financial Services Group, Inc.	196	24,063
American International Group, Inc.	351	21,271
Welltower, Inc. REIT	255	20,889
Public Storage REIT	78	20,554
Aflac, Inc.	266	20,416
Crown Castle, Inc. REIT	214	19,694
MetLife, Inc.	312	19,628
Truist Financial Corp.	656	18,768
Travelers Companies, Inc.	113	18,454
Capital One Financial Corp.	188	18,245
Digital Realty Trust, Inc. REIT	149	18,032
Simon Property Group, Inc. REIT	162	17,501
Realty Income Corp. REIT	349	17,429
Prudential Financial, Inc.	179	16,985
Ameriprise Financial, Inc.	51	16,814
Bank of New York Mellon Corp.	383	16,335
Arch Capital Group Ltd.*	184	14,667
VICI Properties, Inc. REIT	499	14,521
Allstate Corp.	129	14,372
Extra Space Storage, Inc. REIT	104	12,644

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Financial - 12.3% (continued)
AvalonBay Communities, Inc. REIT	70	$12,022
T. Rowe Price Group, Inc.	110	11,536
CBRE Group, Inc. — Class A*	153	11,300
Weyerhaeuser Co. REIT	360	11,038
Willis Towers Watson plc	52	10,866
SBA Communications Corp. REIT	54	10,809
Hartford Financial Services Group, Inc.	151	10,707
Discover Financial Services	123	10,655
State Street Corp.	157	10,513
M&T Bank Corp.	82	10,369
Equity Residential REIT	170	9,981
Raymond James Financial, Inc.	93	9,340
Invitation Homes, Inc. REIT	283	8,968
Iron Mountain, Inc. REIT	144	8,561
Fifth Third Bancorp	335	8,486
Ventas, Inc. REIT	198	8,342
Cboe Global Markets, Inc.	52	8,123
Nasdaq, Inc.	167	8,115
Brown & Brown, Inc.	116	8,102
Regions Financial Corp.	462	7,946
Cincinnati Financial Corp.	77	7,876
Principal Financial Group, Inc.	109	7,856
Everest Group Ltd.	21	7,805
Alexandria Real Estate Equities, Inc. REIT	77	7,708
Mid-America Apartment Communities, Inc. REIT	58	7,462
Huntington Bancshares, Inc.	713	7,415
Northern Trust Corp.	102	7,087
Essex Property Trust, Inc. REIT	32	6,787
W R Berkley Corp.	100	6,349
Synchrony Financial	206	6,297
Citizens Financial Group, Inc.	233	6,244
Loews Corp.	91	5,761
Host Hotels & Resorts, Inc. REIT	350	5,624
Kimco Realty Corp. REIT	305	5,365
UDR, Inc. REIT	149	5,315
Camden Property Trust REIT	53	5,013
KeyCorp	461	4,960
Healthpeak Properties, Inc. REIT	269	4,939
Regency Centers Corp. REIT	81	4,815
Globe Life, Inc.	43	4,675
Boston Properties, Inc. REIT	71	4,223
Assurant, Inc.	26	3,733
Franklin Resources, Inc.	140	3,441
Federal Realty Investment Trust REIT	36	3,263
Invesco Ltd.	221	3,209
Comerica, Inc.	65	2,701
Zions Bancorp North America	73	2,547
Total Financial		2,445,698
Communications - 12.2%
Amazon.com, Inc.*	4,470	568,226
Alphabet, Inc. — Class A*	2,921	382,242
Meta Platforms, Inc. — Class A*	1,094	328,430
Alphabet, Inc. — Class C*	2,486	327,779
Cisco Systems, Inc.	2,006	107,842
Comcast Corp. — Class A	2,027	89,877
Netflix, Inc.*	218	82,317
Walt Disney Co.*	901	73,026
Verizon Communications, Inc.	2,070	67,089
Booking Holdings, Inc.*	18	55,511
AT&T, Inc.	3,520	52,870
T-Mobile US, Inc.	255	35,713
Palo Alto Networks, Inc.*	151	35,401
Airbnb, Inc. — Class A*	210	28,814
Arista Networks, Inc.*	123	22,623
Charter Communications, Inc. — Class A*	51	22,431
Motorola Solutions, Inc.	82	22,324
CDW Corp.	66	13,316
Warner Bros Discovery, Inc.*	1,093	11,870
eBay, Inc.	262	11,552
Corning, Inc.	379	11,548
VeriSign, Inc.*	44	8,911
FactSet Research Systems, Inc.	19	8,308
Omnicom Group, Inc.	98	7,299
Expedia Group, Inc.*	68	7,009
Interpublic Group of Companies, Inc.	190	5,446
Match Group, Inc.*	137	5,367
Gen Digital, Inc.	277	4,897
F5, Inc.*	29	4,673
Juniper Networks, Inc.	158	4,391
Etsy, Inc.*	61	3,939
Fox Corp. — Class A	125	3,900
News Corp. — Class A	188	3,771
Paramount Global — Class B	237	3,057
Fox Corp. — Class B	65	1,877
News Corp. — Class B	57	1,190
Total Communications		2,424,836
Consumer, Cyclical - 8.2%
Tesla, Inc.*	1,360	340,299
Home Depot, Inc.	495	149,569
Costco Wholesale Corp.	218	123,161
Walmart, Inc.	703	112,431
McDonald's Corp.	359	94,575
Lowe's Companies, Inc.	289	60,066
NIKE, Inc. — Class B	604	57,754
Starbucks Corp.	564	51,476
TJX Companies, Inc.	566	50,306
O'Reilly Automotive, Inc.*	30	27,266
Chipotle Mexican Grill, Inc. — Class A*	14	25,646
Target Corp.	227	25,099
Marriott International, Inc. — Class A	124	24,373
Ford Motor Co.	1,936	24,045
AutoZone, Inc.*	9	22,860
General Motors Co.	677	22,321
PACCAR, Inc.	257	21,850
Hilton Worldwide Holdings, Inc.	129	19,373
Ross Stores, Inc.	168	18,976
Copart, Inc.*	428	18,443
Yum! Brands, Inc.	138	17,242
DR Horton, Inc.	150	16,120
Cummins, Inc.	70	15,992
Fastenal Co.	281	15,354
WW Grainger, Inc.	22	15,220
WW Grainger, Inc.	22	15,220

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Consumer, Cyclical - 8.2% (continued)
Lennar Corp. — Class A	124	$13,917
Aptiv plc*	139	13,704
NVR, Inc.*	2	11,927
Delta Air Lines, Inc.	317	11,729
Dollar General Corp.	108	11,426
Tractor Supply Co.	54	10,965
Dollar Tree, Inc.*	103	10,964
Royal Caribbean Cruises Ltd.*	116	10,688
Ulta Beauty, Inc.*	25	9,986
Genuine Parts Co.	69	9,962
Darden Restaurants, Inc.	60	8,593
PulteGroup, Inc.	108	7,997
Southwest Airlines Co.	294	7,959
Walgreens Boots Alliance, Inc.	353	7,851
Las Vegas Sands Corp.	162	7,426
United Airlines Holdings, Inc.*	161	6,810
Carnival Corp.*	496	6,805
Pool Corp.	19	6,766
Best Buy Company, Inc.	96	6,669
LKQ Corp.	132	6,535
Domino's Pizza, Inc.	17	6,440
Live Nation Entertainment, Inc.*	70	5,813
CarMax, Inc.*	78	5,517
MGM Resorts International	138	5,073
Caesars Entertainment, Inc.*	106	4,913
BorgWarner, Inc.	116	4,683
Wynn Resorts Ltd.	48	4,436
Hasbro, Inc.	64	4,233
American Airlines Group, Inc.*	322	4,125
Bath & Body Works, Inc.	113	3,819
Whirlpool Corp.	27	3,610
Norwegian Cruise Line Holdings Ltd.*	209	3,445
Tapestry, Inc.	114	3,278
VF Corp.	163	2,880
Alaska Air Group, Inc.*	63	2,336
Ralph Lauren Corp. — Class A	20	2,322
Total Consumer, Cyclical		1,625,419
Industrial - 6.7%
Caterpillar, Inc.	251	68,523
Union Pacific Corp.	300	61,089
Honeywell International, Inc.	327	60,410
General Electric Co.	536	59,255
United Parcel Service, Inc. — Class B	357	55,646
Boeing Co.*	279	53,479
RTX Corp.	717	51,602
Deere & Co.	134	50,569
Lockheed Martin Corp.	111	45,395
Eaton Corporation plc	196	41,803
Illinois Tool Works, Inc.	136	31,322
Northrop Grumman Corp.	70	30,813
CSX Corp.	989	30,412
FedEx Corp.	114	30,201
Waste Management, Inc.	181	27,592
Emerson Electric Co.	281	27,136
3M Co.	272	25,464
General Dynamics Corp.	112	24,749
Amphenol Corp. — Class A	294	24,693
Parker-Hannifin Corp.	63	24,540
TransDigm Group, Inc.*	27	22,765
Carrier Global Corp.	412	22,743
Trane Technologies plc	112	22,726
Norfolk Southern Corp.	112	22,056
TE Connectivity Ltd.	155	19,147
Old Dominion Freight Line, Inc.	44	18,002
Johnson Controls International plc	335	17,825
AMETEK, Inc.	114	16,844
Otis Worldwide Corp.	203	16,303
Rockwell Automation, Inc.	57	16,295
Agilent Technologies, Inc.	145	16,214
L3Harris Technologies, Inc.	93	16,193
Republic Services, Inc. — Class A	101	14,393
Vulcan Materials Co.	65	13,131
Fortive Corp.	173	12,830
Ingersoll Rand, Inc.	199	12,680
Martin Marietta Materials, Inc.	30	12,314
Mettler-Toledo International, Inc.*	11	12,189
Keysight Technologies, Inc.*	88	11,643
Xylem, Inc.	119	10,832
Dover Corp.	69	9,626
Teledyne Technologies, Inc.*	23	9,397
Westinghouse Air Brake Technologies Corp.	88	9,352
Howmet Aerospace, Inc.	193	8,926
Jacobs Solutions, Inc.	62	8,463
Expeditors International of Washington, Inc.	73	8,368
Garmin Ltd.	75	7,890
Ball Corp.	155	7,716
IDEX Corp.	37	7,697
Textron, Inc.	98	7,658
J.B. Hunt Transport Services, Inc.	40	7,541
Axon Enterprise, Inc.*	35	6,965
Packaging Corporation of America	44	6,756
Amcor plc	724	6,632
Snap-on, Inc.	26	6,632
Trimble, Inc.*	122	6,571
Stanley Black & Decker, Inc.	75	6,268
Nordson Corp.	27	6,025
Masco Corp.	111	5,933
Pentair plc	81	5,245
CH Robinson Worldwide, Inc.	57	4,909
Westrock Co.	127	4,547
Allegion plc	43	4,480
Huntington Ingalls Industries, Inc.	20	4,092
A O Smith Corp.	61	4,034
Generac Holdings, Inc.*	31	3,378
Sealed Air Corp.	71	2,333
Mohawk Industries, Inc.*	26	2,231
Total Industrial		1,331,483
Energy - 4.3%
Exxon Mobil Corp.	1,971	231,750
Chevron Corp.	874	147,374
ConocoPhillips	590	70,682
Schlumberger N.V.	700	40,810

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Energy - 4.3% (continued)
EOG Resources, Inc.	287	$36,380
Marathon Petroleum Corp.	197	29,814
Phillips 66	220	26,433
Pioneer Natural Resources Co.	115	26,398
Valero Energy Corp.	174	24,658
Occidental Petroleum Corp.	327	21,216
Hess Corp.	136	20,808
Williams Companies, Inc.	600	20,214
ONEOK, Inc.	287	18,205
Halliburton Co.	442	17,901
Baker Hughes Co.	497	17,554
Kinder Morgan, Inc.	954	15,817
Devon Energy Corp.	315	15,025
Diamondback Energy, Inc.	88	13,629
Coterra Energy, Inc. — Class A	373	10,090
Targa Resources Corp.	110	9,429
First Solar, Inc.*	53	8,564
Enphase Energy, Inc.*	67	8,050
Marathon Oil Corp.	298	7,972
Equities Corp.	178	7,223
APA Corp.	152	6,247
SolarEdge Technologies, Inc.*	28	3,627
Total Energy		855,870
Utilities - 2.2%
NextEra Energy, Inc.	996	57,061
Southern Co.	537	34,755
Duke Energy Corp.	379	33,450
Sempra	310	21,089
American Electric Power Company, Inc.	254	19,106
Exelon Corp.	490	18,517
Dominion Energy, Inc.	412	18,404
Constellation Energy Corp.	158	17,235
PG&E Corp.*	1,030	16,614
Xcel Energy, Inc.	272	15,564
Consolidated Edison, Inc.	170	14,540
Public Service Enterprise Group, Inc.	246	14,000
WEC Energy Group, Inc.	155	12,485
Edison International	189	11,962
American Water Works Company, Inc.	96	11,888
DTE Energy Co.	102	10,126
Eversource Energy	172	10,002
Entergy Corp.	105	9,712
Ameren Corp.	129	9,653
FirstEnergy Corp.	254	8,682
PPL Corp.	363	8,552
CenterPoint Energy, Inc.	311	8,350
Atmos Energy Corp.	73	7,733
CMS Energy Corp.	144	7,648
Alliant Energy Corp.	124	6,008
Evergy, Inc.	113	5,729
AES Corp.	330	5,016
NiSource, Inc.	203	5,010
NRG Energy, Inc.	113	4,353
Pinnacle West Capital Corp.	56	4,126
Total Utilities		427,370
Basic Materials - 1.8%
Linde plc	240	89,364
Air Products and Chemicals, Inc.	109	30,891
Sherwin-Williams Co.	116	29,586
Freeport-McMoRan, Inc.	706	26,327
Ecolab, Inc.	125	21,175
Nucor Corp.	123	19,231
Dow, Inc.	346	17,840
DuPont de Nemours, Inc.	226	16,857
PPG Industries, Inc.	116	15,057
Newmont Corp.	391	14,447
LyondellBasell Industries N.V. — Class A	126	11,932
Albemarle Corp.	58	9,862
International Flavors & Fragrances, Inc.	126	8,590
Steel Dynamics, Inc.	77	8,256
CF Industries Holdings, Inc.	95	8,145
Celanese Corp. — Class A	50	6,276
International Paper Co.	170	6,030
Mosaic Co.	164	5,838
Eastman Chemical Co.	58	4,450
FMC Corp.	61	4,085
Total Basic Materials		354,239
Total Common Stocks
(Cost $14,606,915)		17,704,343

	Face Amount
U.S. TREASURY BILLS†† - 7.6%
U.S. Treasury Bills
5.27% due 11/07/23[1,2]	$1,200,000	1,193,669
4.66% due 10/05/23[2,3]	320,000	319,859
Total U.S. Treasury Bills
(Cost $1,513,319)		1,513,528

REPURCHASE AGREEMENTS††,4 - 10.3%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[1]	1,152,795	1,152,795
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[1]	447,805	447,805
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[1]	443,383	443,383
Total Repurchase Agreements
(Cost $2,043,983)		2,043,983
Total Investments - 107.0%
(Cost $18,164,217)		$21,261,854
Other Assets & Liabilities, net - (7.0)%		(1,392,204)
Total Net Assets - 100.0%		$19,869,650

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	41	Dec 2023	$8,868,813	$(366,692)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	12/21/23	858	$3,678,857	$(87,941)
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	12/21/23	851	3,649,816	(97,160)
Barclays Bank plc	S&P 500 Index	Pay	5.76% (SOFR + 0.45%)	At Maturity	12/20/23	1,363	5,843,597	(212,455)
							$13,172,270	$(397,556)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,704,343	$—	$—	$17,704,343
U.S. Treasury Bills	—	1,513,528	—	1,513,528
Repurchase Agreements	—	2,043,983	—	2,043,983
Total Assets	$17,704,343	$3,557,511	$—	$21,261,854

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$366,692	$—	$—	$366,692
Equity Index Swap Agreements**	—	397,556	—	397,556
Total Liabilities	$366,692	$397,556	$—	$764,248

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Energy - 30.4%
Targa Resources Corp.	7,485	$641,614
Diamondback Energy, Inc.	3,999	619,365
Coterra Energy, Inc. — Class A	21,413	579,222
Equities Corp.	13,003	527,662
APA Corp.	12,367	508,284
ConocoPhillips	3,916	469,137
Pioneer Natural Resources Co.	2,017	463,002
Marathon Oil Corp.	14,157	378,700
Hess Corp.	2,475	378,675
Occidental Petroleum Corp.	5,788	375,525
EOG Resources, Inc.	2,874	364,308
ONEOK, Inc.	5,669	359,585
Exxon Mobil Corp.	2,922	343,569
Chevron Corp.	1,765	297,614
Devon Energy Corp.	5,299	252,762
Williams Companies, Inc.	7,156	241,086
Enphase Energy, Inc.*	1,582	190,077
SolarEdge Technologies, Inc.*	776	100,500
Total Energy		7,090,687
Consumer, Non-cyclical - 24.6%
Vertex Pharmaceuticals, Inc.*	1,590	552,907
Regeneron Pharmaceuticals, Inc.*	639	525,871
Molina Healthcare, Inc.*	1,085	355,761
Eli Lilly & Co.	657	352,894
Quanta Services, Inc.	1,575	294,635
Monster Beverage Corp.*	4,991	264,273
Elevance Health, Inc.	598	260,381
Danaher Corp.	1,001	248,348
AbbVie, Inc.	1,663	247,887
Hologic, Inc.*	2,894	200,844
Incyte Corp.*	3,457	199,711
Rollins, Inc.	5,347	199,604
Pfizer, Inc.	5,999	198,987
Merck & Company, Inc.	1,866	192,105
UnitedHealth Group, Inc.	379	191,088
Bristol-Myers Squibb Co.	3,206	186,076
Kenvue, Inc.	9,049	181,704
Moderna, Inc.*	1,673	172,804
Amgen, Inc.	636	170,931
Thermo Fisher Scientific, Inc.	337	170,579
Hershey Co.	834	166,867
Gilead Sciences, Inc.	1,909	143,061
Insulet Corp.*	800	127,592
Dexcom, Inc.*	1,342	125,208
Total Consumer, Non-cyclical		5,730,118
Technology - 11.6%
KLA Corp.	888	407,290
Lam Research Corp.	535	335,322
Fortinet, Inc.*	4,910	288,119
Apple, Inc.	1,667	285,407
ON Semiconductor Corp.*	2,951	274,296
Fair Isaac Corp.*	303	263,164
Monolithic Power Systems, Inc.	568	262,416
PTC, Inc.*	1,783	252,615
QUALCOMM, Inc.	1,505	167,145
Jack Henry & Associates, Inc.	1,091	164,894
Total Technology		2,700,668
Basic Materials - 10.7%
Nucor Corp.	3,834	599,446
Steel Dynamics, Inc.	5,539	593,892
CF Industries Holdings, Inc.	5,498	471,398
Mosaic Co.	12,391	441,120
Freeport-McMoRan, Inc.	5,360	199,874
Albemarle Corp.	597	101,514
FMC Corp.	1,495	100,120
Total Basic Materials		2,507,364
Consumer, Cyclical - 7.4%
AutoZone, Inc.*	157	398,778
O'Reilly Automotive, Inc.*	425	386,266
WW Grainger, Inc.	413	285,730
Tractor Supply Co.	1,146	232,695
Ulta Beauty, Inc.*	405	161,777
Dollar Tree, Inc.*	1,425	151,691
Dollar General Corp.	982	103,896
Total Consumer, Cyclical		1,720,833
Financial - 5.8%
Arch Capital Group Ltd.*	4,234	337,492
Blackstone, Inc. — Class A	2,043	218,887
Raymond James Financial, Inc.	2,152	216,126
W R Berkley Corp.	3,306	209,898
Progressive Corp.	1,488	207,278
Ameriprise Financial, Inc.	509	167,807
Total Financial		1,357,488
Industrial - 4.7%
Expeditors International of Washington, Inc.	3,188	365,440
Axon Enterprise, Inc.*	1,618	321,966
J.B. Hunt Transport Services, Inc.	1,133	213,593
Deere & Co.	510	192,464
Total Industrial		1,093,463
Communications - 2.8%
Palo Alto Networks, Inc.*	1,524	357,287
Arista Networks, Inc.*	1,672	307,531
Total Communications		664,818
Utilities - 1.8%
PG&E Corp.*	25,958	418,703
Total Common Stocks
(Cost $20,771,204)		23,284,142

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$64,924	64,924
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	25,220	25,220
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	24,970	24,970
Total Repurchase Agreements
(Cost $115,114)		115,114
Total Investments - 100.3%
(Cost $20,886,318)		$23,399,256
Other Assets & Liabilities, net - (0.3)%		(72,659)
Total Net Assets - 100.0%		$23,326,597

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,284,142	$—	$—	$23,284,142
Repurchase Agreements	—	115,114	—	115,114
Total Assets	$23,284,142	$115,114	$—	$23,399,256

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 22.2%
PulteGroup, Inc.	6,851	$507,316
General Motors Co.	14,266	470,350
CarMax, Inc.*	6,366	450,267
Ford Motor Co.	34,019	422,516
Lennar Corp. — Class A	3,420	383,827
Whirlpool Corp.	2,231	298,285
United Airlines Holdings, Inc.*	6,612	279,688
Walgreens Boots Alliance, Inc.	12,116	269,460
Best Buy Company, Inc.	3,729	259,054
BorgWarner, Inc.	6,130	247,468
American Airlines Group, Inc.*	15,110	193,559
Delta Air Lines, Inc.	5,060	187,220
Alaska Air Group, Inc.*	4,923	182,545
Southwest Airlines Co.	2,893	78,313
Total Consumer, Cyclical		4,229,868
Financial - 21.1%
Citigroup, Inc.	9,196	378,232
Berkshire Hathaway, Inc. — Class B*	1,002	351,001
Capital One Financial Corp.	3,327	322,885
Loews Corp.	4,818	305,028
American International Group, Inc.	4,497	272,518
Invesco Ltd.	17,034	247,334
Assurant, Inc.	1,659	238,199
Franklin Resources, Inc.	7,134	175,354
Bank of New York Mellon Corp.	4,094	174,609
Wells Fargo & Co.	3,741	152,857
Prudential Financial, Inc.	1,482	140,627
Citizens Financial Group, Inc.	5,215	139,762
State Street Corp.	1,913	128,095
Synchrony Financial	4,132	126,315
Goldman Sachs Group, Inc.	372	120,368
Hartford Financial Services Group, Inc.	1,687	119,625
Allstate Corp.	1,063	118,429
CBRE Group, Inc. — Class A*	1,572	116,108
Truist Financial Corp.	3,748	107,230
Bank of America Corp.	3,674	100,594
MetLife, Inc.	1,585	99,712
M&T Bank Corp.	687	86,871
Total Financial		4,021,753
Consumer, Non-cyclical - 16.2%
Viatris, Inc.	38,199	376,642
Molson Coors Beverage Co. — Class B	5,305	337,345
Kroger Co.	7,392	330,792
Tyson Foods, Inc. — Class A	6,424	324,348
Cencora, Inc. — Class A	1,645	296,050
Centene Corp.*	4,194	288,883
Cardinal Health, Inc.	3,074	266,885
CVS Health Corp.	3,140	219,235
Universal Health Services, Inc. — Class B	1,680	211,226
Kraft Heinz Co.	4,931	165,879
DaVita, Inc.*	1,566	148,034
Global Payments, Inc.	1,108	127,852
Total Consumer, Non-cyclical		3,093,171
Technology - 9.7%
Western Digital Corp.*	10,108	461,228
Hewlett Packard Enterprise Co.	20,991	364,613
DXC Technology Co.*	13,717	285,725
Intel Corp.	5,838	207,541
Micron Technology, Inc.	2,821	191,913
Fidelity National Information Services, Inc.	3,332	184,160
HP, Inc.	5,671	145,745
Total Technology		1,840,925
Industrial - 8.4%
Westrock Co.	14,046	502,847
FedEx Corp.	1,671	442,682
Mohawk Industries, Inc.*	4,446	381,511
Stanley Black & Decker, Inc.	3,178	265,617
Total Industrial		1,592,657
Communications - 8.0%
Paramount Global — Class B	35,852	462,491
Warner Bros Discovery, Inc.*	35,104	381,229
AT&T, Inc.	14,303	214,831
News Corp. — Class A	7,859	157,651
Verizon Communications, Inc.	3,516	113,954
Fox Corp. — Class A	3,385	105,612
News Corp. — Class B	2,434	50,798
Fox Corp. — Class B	1,560	45,053
Total Communications		1,531,619
Basic Materials - 6.5%
LyondellBasell Industries N.V. — Class A	3,229	305,786
International Paper Co.	8,137	288,619
Dow, Inc.	4,639	239,187
Celanese Corp. — Class A	1,134	142,340
Eastman Chemical Co.	1,770	135,794
DuPont de Nemours, Inc.	1,577	117,629
Total Basic Materials		1,229,355
Energy - 5.7%
Phillips 66	4,302	516,885
Valero Energy Corp.	3,252	460,841
Kinder Morgan, Inc.	6,385	105,863
Total Energy		1,083,589
Utilities - 1.8%
Exelon Corp.	3,712	140,276
Pinnacle West Capital Corp.	1,590	117,151
Evergy, Inc.	1,717	87,052
Total Utilities		344,479
Total Common Stocks
(Cost $15,651,404)		18,967,416

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$71,664	$71,664
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	27,838	27,838
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	27,563	27,563
Total Repurchase Agreements
(Cost $127,065)		127,065
Total Investments - 100.3%
(Cost $15,778,469)		$19,094,481
Other Assets & Liabilities, net - (0.3)%		(56,605)
Total Net Assets - 100.0%		$19,037,876

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,967,416	$—	$—	$18,967,416
Repurchase Agreements	—	127,065	—	127,065
Total Assets	$18,967,416	$127,065	$—	$19,094,481

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Energy - 23.0%
PBF Energy, Inc. — Class A	6,155	$329,477
Weatherford International plc*	2,525	228,083
Range Resources Corp.	6,963	225,671
Civitas Resources, Inc.	2,702	218,511
CNX Resources Corp.*	8,776	198,162
Matador Resources Co.	3,314	197,117
Southwestern Energy Co.*	26,597	171,551
Antero Resources Corp.*	6,554	166,340
Murphy Oil Corp.	3,269	148,249
Valaris Ltd.*	1,903	142,687
DT Midstream, Inc.	2,484	131,453
NOV, Inc.	4,406	92,086
Total Energy		2,249,387
Consumer, Non-cyclical - 22.5%
Celsius Holdings, Inc.*	1,567	268,897
Shockwave Medical, Inc.*	764	152,112
Neurocrine Biosciences, Inc.*	1,345	151,313
Grand Canyon Education, Inc.*	1,164	136,048
Halozyme Therapeutics, Inc.*	3,168	121,018
Medpace Holdings, Inc.*	452	109,443
Inari Medical, Inc.*	1,673	109,414
Avis Budget Group, Inc.*	587	105,478
Lantheus Holdings, Inc.*	1,364	94,771
Darling Ingredients, Inc.*	1,751	91,402
Option Care Health, Inc.*	2,754	89,092
H&R Block, Inc.	1,987	85,560
Exelixis, Inc.*	3,534	77,218
Jazz Pharmaceuticals plc*	582	75,334
FTI Consulting, Inc.*	419	74,754
WEX, Inc.*	368	69,217
Repligen Corp.*	387	61,537
HealthEquity, Inc.*	772	56,395
Morningstar, Inc.	237	55,515
Lancaster Colony Corp.	330	54,460
Service Corporation International	929	53,083
Paylocity Holding Corp.*	291	52,875
United Therapeutics Corp.*	219	49,465
Total Consumer, Non-cyclical		2,194,401
Industrial - 17.5%
Builders FirstSource, Inc.*	2,303	286,700
UFP Industries, Inc.	1,605	164,352
RBC Bearings, Inc.*	558	130,645
Louisiana-Pacific Corp.	2,292	126,679
Simpson Manufacturing Company, Inc.	844	126,440
Landstar System, Inc.	694	122,796
Clean Harbors, Inc.*	700	117,152
EMCOR Group, Inc.	481	101,198
Belden, Inc.	993	95,874
BWX Technologies, Inc.	1,200	89,976
Carlisle Companies, Inc.	304	78,815
Valmont Industries, Inc.	324	77,828
Silgan Holdings, Inc.	1,726	74,408
Eagle Materials, Inc.	445	74,101
Toro Co.	509	42,298
Total Industrial		1,709,262
Consumer, Cyclical - 10.5%
Murphy USA, Inc.	628	214,607

Casey's General Stores, Inc.	508	137,932
Tempur Sealy International, Inc.	2,823	122,349
TKO Group Holdings, Inc.	1,253	105,327
Deckers Outdoor Corp.*	176	90,480
Wingstop, Inc.	474	85,244
Texas Roadhouse, Inc. — Class A	845	81,205
FirstCash Holdings, Inc.	714	71,671
Crocs, Inc.*	664	58,584
Visteon Corp.*	389	53,709
Total Consumer, Cyclical		1,021,108
Financial - 10.4%
Kinsale Capital Group, Inc.	612	253,448
Annaly Capital Management, Inc. REIT	10,797	203,091
RLI Corp.	1,134	154,099
Jefferies Financial Group, Inc.	3,861	141,429
SLM Corp.	7,468	101,714
Erie Indemnity Co. — Class A	345	101,358
Selective Insurance Group, Inc.	620	63,965
Total Financial		1,019,104
Basic Materials - 5.7%
Westlake Corp.	1,415	176,408
Reliance Steel & Aluminum Co.	657	172,285
Olin Corp.	1,552	77,569
Cabot Corp.	1,086	75,227
MP Materials Corp.*	3,087	58,962
Total Basic Materials		560,451
Technology - 4.9%
Amkor Technology, Inc.	5,038	113,859
Dropbox, Inc. — Class A*	3,233	88,035
Cirrus Logic, Inc.*	1,169	86,459
KBR, Inc.	1,194	70,374
ExlService Holdings, Inc.*	2,484	69,652
Concentrix Corp.	639	51,190
Total Technology		479,569
Communications - 2.8%
Nexstar Media Group, Inc. — Class A	895	128,316
GoDaddy, Inc. — Class A*	1,328	98,909
Calix, Inc.*	952	43,640
Total Communications		270,865
Utilities - 2.3%
Essential Utilities, Inc.	2,337	80,229
ONE Gas, Inc.	1,073	73,264
OGE Energy Corp.	2,117	70,560
Total Utilities		224,053
Total Common Stocks
(Cost $8,172,096)		9,728,200

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.1%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$60,331	$60,331
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	23,436	23,436
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	23,204	23,204
Total Repurchase Agreements
(Cost $106,971)		106,971
Total Investments - 100.7%
(Cost $8,279,067)		$9,835,171
Other Assets & Liabilities, net - (0.7)%		(67,426)
Total Net Assets - 100.0%		$9,767,745

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,728,200	$—	$—	$9,728,200
Repurchase Agreements	—	106,971	—	106,971
Total Assets	$9,728,200	$106,971	$—	$9,835,171

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Cyclical - 33.9%
Goodyear Tire & Rubber Co.*	33,987	$422,459
KB Home	9,126	422,351
Taylor Morrison Home Corp. — Class A*	9,858	420,049
Lithia Motors, Inc. — Class A	1,092	322,500
Thor Industries, Inc.	3,052	290,337
Toll Brothers, Inc.	3,774	279,125
PVH Corp.	3,480	266,255
Kohl's Corp.	10,641	223,035
Penske Automotive Group, Inc.	1,279	213,670
Adient plc*	5,119	187,867
Gap, Inc.	12,370	131,493
Lear Corp.	937	125,745
Nordstrom, Inc.	8,025	119,894
Macy's, Inc.	9,143	106,150
Skechers USA, Inc. — Class A*	1,426	69,803
Topgolf Callaway Brands Corp.*	4,840	66,986
Total Consumer, Cyclical		3,667,719
Financial - 20.4%
Brighthouse Financial, Inc.*	5,845	286,054
Unum Group	3,951	194,350
Park Hotels & Resorts, Inc. REIT	14,567	179,466
New York Community Bancorp, Inc.	15,605	176,961
First American Financial Corp.	2,210	124,843
Vornado Realty Trust REIT	5,130	116,348
Jones Lang LaSalle, Inc.*	824	116,332
MGIC Investment Corp.	6,729	112,307
Old Republic International Corp.	3,978	107,167
Janus Henderson Group plc	3,652	94,295
Essent Group Ltd.	1,841	87,061
CNO Financial Group, Inc.	3,146	74,655
Cousins Properties, Inc. REIT	3,490	71,091
Reinsurance Group of America, Inc. — Class A	476	69,110
Starwood Property Trust, Inc. REIT	3,263	63,139
Kemper Corp.	1,494	62,793
Sabra Health Care REIT, Inc.	4,496	62,674
FNB Corp.	5,379	58,039
Kilroy Realty Corp. REIT	1,722	54,433
Associated Banc-Corp.	3,011	51,518
Medical Properties Trust, Inc. REIT[1]	7,603	41,436
Total Financial		2,204,072
Industrial - 20.3%
XPO, Inc.*	5,145	384,126
Avnet, Inc.	6,335	305,284
Arrow Electronics, Inc.*	2,281	285,672
Jabil, Inc.	2,213	280,807
TD SYNNEX Corp.	2,392	238,865
Ryder System, Inc.	2,106	225,237
GXO Logistics, Inc.*	2,022	118,590
Fluor Corp.*	3,168	116,266
Greif, Inc. — Class A	1,476	98,611
Coherent Corp.*	2,228	72,722
Vishay Intertechnology, Inc.	2,633	65,088
Total Industrial		2,191,268
Consumer, Non-cyclical - 11.0%
Tenet Healthcare Corp.*	3,563	234,766
ManpowerGroup, Inc.	2,301	168,709
Graham Holdings Co. — Class B	275	160,325
Pilgrim's Pride Corp.*	6,850	156,386
Enovis Corp.*	2,862	150,913
Patterson Companies, Inc.	3,725	110,409
Perrigo Company plc	3,299	105,403
Post Holdings, Inc.*	735	63,019
Hertz Global Holdings, Inc.*	3,622	44,370
Total Consumer, Non-cyclical		1,194,300
Basic Materials - 7.8%
United States Steel Corp.	13,582	441,143
Cleveland-Cliffs, Inc.*	16,825	262,975
Avient Corp.	2,699	95,329
Alcoa Corp.	1,642	47,716
Total Basic Materials		847,163
Technology - 3.7%
NCR Corp.*	6,350	171,260
Kyndryl Holdings, Inc.*	10,185	153,793
MKS Instruments, Inc.	864	74,771
Total Technology		399,824
Utilities - 1.1%
Southwest Gas Holdings, Inc.	1,028	62,102
UGI Corp.	2,481	57,063
Total Utilities		119,165
Energy - 0.7%
Chesapeake Energy Corp.	835	72,002
Communications - 0.4%
Frontier Communications Parent, Inc.*	2,634	41,222
Total Common Stocks
(Cost $8,668,232)		10,736,735

SECURITIES LENDING COLLATERAL†,2 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class X, 5.26%[3]	30,822	30,822
Total Securities Lending Collateral
(Cost $30,822)	30,822
Total Investments - 99.6%
(Cost $8,699,054)	$10,767,557
Other Assets & Liabilities, net - 0.4%	45,976
Total Net Assets - 100.0%	$10,813,533

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,736,735	$—	$—	$10,736,735
Securities Lending Collateral	30,822	—	—	30,822
Total Assets	$10,767,557	$—	$—	$10,767,557

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 23.1%
elf Beauty, Inc.*	945	$103,789
Dynavax Technologies Corp.*	6,082	89,831
Cross Country Healthcare, Inc.*	3,024	74,965
Amphastar Pharmaceuticals, Inc.*	1,537	70,687
Adtalem Global Education, Inc.*	1,526	65,389
iTeos Therapeutics, Inc.*	5,826	63,795
Catalyst Pharmaceuticals, Inc.*	5,076	59,339
UFP Technologies, Inc.*	362	58,445
Ensign Group, Inc.	584	54,271
Cal-Maine Foods, Inc.	1,107	53,601
AMN Healthcare Services, Inc.*	622	52,982
Cytokinetics, Inc.*	1,767	52,056
Corcept Therapeutics, Inc.*	1,898	51,711
MGP Ingredients, Inc.	460	48,521
Innoviva, Inc.*	3,702	48,089
Stride, Inc.*	1,064	47,912
Simply Good Foods Co.*	1,335	46,084
Vir Biotechnology, Inc.*	4,182	39,185
Hostess Brands, Inc.*	1,094	36,441
REGENXBIO, Inc.*	2,157	35,504
Supernus Pharmaceuticals, Inc.*	1,090	30,051
Tootsie Roll Industries, Inc.	883	26,367
Collegium Pharmaceutical, Inc.*	1,095	24,473
Arcus Biosciences, Inc.*	1,295	23,245
Medifast, Inc.	268	20,060
Addus HomeCare Corp.*	221	18,827
AdaptHealth Corp.*	2,024	18,418
Xencor, Inc.*	873	17,591
Pacira BioSciences, Inc.*	477	14,634
Ligand Pharmaceuticals, Inc.*,††	169	–
Ligand Pharmaceuticals, Inc.*,††	169	–
Total Consumer, Non-cyclical		1,346,263
Industrial - 21.3%
Matson, Inc.	1,195	106,020
Boise Cascade Co.	1,013	104,379
Dorian LPG Ltd.	3,574	102,681
Encore Wire Corp.	560	102,178
Advanced Energy Industries, Inc.	766	78,990
Comfort Systems USA, Inc.	463	78,900
PGT Innovations, Inc.*	2,631	73,010
Mueller Industries, Inc.	937	70,425
Fabrinet*	330	54,985
AAON, Inc.	842	47,885
Marten Transport Ltd.	2,302	45,373
Myers Industries, Inc.	2,121	38,030
Lindsay Corp.	321	37,775
Applied Industrial Technologies, Inc.	233	36,024
EnPro Industries, Inc.	287	34,781
Badger Meter, Inc.	241	34,673
Plexus Corp.*	323	30,032
AeroVironment, Inc.*	269	30,002
Forward Air Corp.	432	29,696
CTS Corp.	687	28,675
Franklin Electric Company, Inc.	302	26,947
Hillenbrand, Inc.	578	24,455
NV5 Global, Inc.*	254	24,442
Total Industrial		1,240,358
Technology - 15.7%
Axcelis Technologies, Inc.*	1,110	180,985
Rambus, Inc.*	1,866	104,104
Photronics, Inc.*	3,181	64,288
DoubleVerify Holdings, Inc.*	2,194	61,322
Kulicke & Soffa Industries, Inc.	1,238	60,204
Verra Mobility Corp.*	2,821	52,753
Onto Innovation, Inc.*	406	51,773
Alpha & Omega Semiconductor Ltd.*	1,528	45,596
Veeco Instruments, Inc.*	1,351	37,977
Progress Software Corp.	637	33,493
NextGen Healthcare, Inc.*	1,339	31,774
Diodes, Inc.*	389	30,669
SPS Commerce, Inc.*	168	28,663
Agilysys, Inc.*	427	28,250
Privia Health Group, Inc.*	1,115	25,645
Digi International, Inc.*	816	22,032
Veradigm, Inc.*	1,663	21,852
NetScout Systems, Inc.*	659	18,465
MaxLinear, Inc. — Class A*	740	16,465
Total Technology		916,310
Financial - 15.1%
Mr Cooper Group, Inc.*	1,873	100,318
StoneX Group, Inc.*	812	78,699
ARMOUR Residential REIT, Inc.	15,989	67,954
St. Joe Co.	1,232	66,935
OFG Bancorp	2,213	66,080
Piper Sandler Cos.	356	51,730
First BanCorp	3,430	46,168
Avantax, Inc.*	1,734	44,356
Palomar Holdings, Inc.*	819	41,564
Marcus & Millichap, Inc.	1,116	32,743
BancFirst Corp.	372	32,264
Hanmi Financial Corp.	1,893	30,723
Bancorp, Inc.*	885	30,533
Preferred Bank/Los Angeles CA	471	29,320
City Holding Co.	301	27,195
Stellar Bancorp, Inc.	1,203	25,648
NBT Bancorp, Inc.	742	23,514
Dime Community Bancshares, Inc.	1,141	22,774
ServisFirst Bancshares, Inc.	372	19,407
Banner Corp.	330	13,985
Heritage Financial Corp.	838	13,668
CVB Financial Corp.	824	13,654
Total Financial		879,232
Energy - 9.4%
REX American Resources Corp.*	2,824	114,993
SM Energy Co.	2,592	102,773
Comstock Resources, Inc.	8,429	92,972
Vital Energy, Inc.*	1,483	82,188
Northern Oil and Gas, Inc.	1,989	80,017
CONSOL Energy, Inc.	447	46,895
RPC, Inc.	3,075	27,491
Total Energy		547,329

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer, Cyclical - 7.6%
Green Brick Partners, Inc.*	2,743	$113,862
XPEL, Inc.*	793	61,148
Titan International, Inc.*	3,757	50,457
Monarch Casino & Resort, Inc.	807	50,115
Cavco Industries, Inc.*	188	49,944
Jack in the Box, Inc.	668	46,132
Ethan Allen Interiors, Inc.	1,308	39,109
Sun Country Airlines Holdings, Inc.*	2,158	32,025
Total Consumer, Cyclical		442,792
Basic Materials - 3.4%
Hawkins, Inc.	1,454	85,568
Kaiser Aluminum Corp.	628	47,263
Innospec, Inc.	293	29,945
Livent Corp.*	1,087	20,012
American Vanguard Corp.	1,620	17,706
Total Basic Materials		200,494
Communications - 3.2%
Cars.com, Inc.*	2,915	49,147
ATN International, Inc.	1,129	35,631
Harmonic, Inc.*	3,046	29,333
Extreme Networks, Inc.*	1,182	28,616
Clearfield, Inc.*	820	23,501
A10 Networks, Inc.	1,359	20,426
Total Communications		186,654
Utilities - 0.7%
Unitil Corp.	496	21,184
SJW Group	342	20,558
Total Utilities		41,742
Total Common Stocks
(Cost $4,834,473)		5,801,174

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$27,296	27,296
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	10,603	10,603
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	10,498	10,498
Total Repurchase Agreements
(Cost $48,397)		48,397
Total Investments - 100.3%
(Cost $4,882,870)		$5,849,571
Other Assets & Liabilities, net - (0.3)%		(19,154)
Total Net Assets - 100.0%		$5,830,417

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,801,174	$	— *	$—	$5,801,174
Repurchase Agreements	—		48,397	—	48,397
Total Assets	$5,801,174		$48,397	$—	$5,849,571

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Cyclical - 41.2%
SkyWest, Inc.*	4,984	$209,029
M/I Homes, Inc.*	2,029	170,517
G-III Apparel Group Ltd.*	6,364	158,591
Abercrombie & Fitch Co. — Class A*	2,037	114,826
Century Communities, Inc.	1,566	104,577
Tri Pointe Homes, Inc.*	3,642	99,609
MDC Holdings, Inc.	2,142	88,315
America's Car-Mart, Inc.*	922	83,893
Group 1 Automotive, Inc.	293	78,732
Patrick Industries, Inc.	988	74,159
Meritage Homes Corp.	596	72,944
MarineMax, Inc.*	2,126	69,775
ScanSource, Inc.*	2,245	68,046
JetBlue Airways Corp.*	14,681	67,533
Foot Locker, Inc.	3,666	63,605
Dana, Inc.	4,023	59,017
Resideo Technologies, Inc.*	3,700	58,460
MillerKnoll, Inc.	2,132	52,128
Caleres, Inc.	1,721	49,496
ODP Corp.*	1,046	48,273
Veritiv Corp.	282	47,630
Sonic Automotive, Inc. — Class A	948	45,276
La-Z-Boy, Inc.	1,441	44,498
Newell Brands, Inc.	4,813	43,462
Designer Brands, Inc. — Class A1	3,291	41,664
GMS, Inc.*	633	40,493
Wolverine World Wide, Inc.	5,009	40,372
Chico's FAS, Inc.*	4,458	33,346
Signet Jewelers Ltd.	434	31,166
Urban Outfitters, Inc.*	929	30,369
Phinia, Inc.	1,116	29,898
Hanesbrands, Inc.	7,431	29,427
Shoe Carnival, Inc.	1,179	28,331
American Eagle Outfitters, Inc.	1,689	28,054
OPENLANE, Inc.*	1,809	26,990
American Axle & Manufacturing Holdings, Inc.*	3,700	26,862
PC Connection, Inc.	499	26,637
HNI Corp.	707	24,483
Guess?, Inc.	1,050	22,722
Allegiant Travel Co. — Class A	280	21,521
Sally Beauty Holdings, Inc.*	2,547	21,344
Interface, Inc. — Class A	2,159	21,180
Standard Motor Products, Inc.	592	19,903
Sleep Number Corp.*	778	19,131
Marcus Corp.	1,214	18,817
LGI Homes, Inc.*	161	16,018
Hawaiian Holdings, Inc.*	1,350	8,545
Total Consumer, Cyclical		2,579,664
Financial - 15.7%
Genworth Financial, Inc. — Class A*	17,900	104,894
Anywhere Real Estate, Inc.*	12,519	80,497
Stewart Information Services Corp.	1,735	75,993
Navient Corp.	3,046	52,452
SiriusPoint Ltd.*	4,935	50,189
World Acceptance Corp.*	394	50,062
EZCORP, Inc. — Class A*	5,233	43,172
SL Green Realty Corp. REIT[1]	1,122	41,851
Radian Group, Inc.	1,614	40,528
Pebblebrook Hotel Trust REIT	2,768	37,617
Lincoln National Corp.	1,469	36,270
Bread Financial Holdings, Inc.	1,041	35,602
Cushman & Wakefield plc*	4,229	32,225
Encore Capital Group, Inc.*	578	27,605
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	1,062	23,098
Apollo Commercial Real Estate Finance, Inc. REIT	2,196	22,245
JBG SMITH Properties REIT	1,536	22,211
Ambac Financial Group, Inc.*	1,829	22,058
Hudson Pacific Properties, Inc. REIT	3,269	21,739
Enova International, Inc.*	415	21,111
PacWest Bancorp	2,656	21,009
Service Properties Trust REIT	2,538	19,517
ProAssurance Corp.	1,015	19,173
Brandywine Realty Trust REIT	4,057	18,419
Hilltop Holdings, Inc.	583	16,534
United Fire Group, Inc.	809	15,978
Ready Capital Corp. REIT	1,493	15,094
Hope Bancorp, Inc.	1,539	13,620
Total Financial		980,763
Industrial - 13.2%
Olympic Steel, Inc.	2,404	135,129
Powell Industries, Inc.	775	64,248
DXP Enterprises, Inc.*	1,830	63,940
American Woodmark Corp.*	767	57,993
World Kinect Corp.	2,512	56,344
Greenbrier Companies, Inc.	1,377	55,080
Clearwater Paper Corp.*	1,503	54,484
Enviri Corp.*	7,203	52,006
ArcBest Corp.	475	48,284
Benchmark Electronics, Inc.	1,964	47,646
RXO, Inc.*	2,165	42,715
Kaman Corp.	1,733	34,053
Proto Labs, Inc.*	946	24,974
TTM Technologies, Inc.*	1,894	24,395
AZZ, Inc.	484	22,061
Ichor Holdings Ltd.*	677	20,960
Granite Construction, Inc.	496	18,858
Total Industrial		823,170
Consumer, Non-cyclical - 11.7%
Kelly Services, Inc. — Class A	5,482	99,718
Fresh Del Monte Produce, Inc.	2,955	76,357
PROG Holdings, Inc.*	1,973	65,523
Enhabit, Inc.*	5,384	60,570
Deluxe Corp.	2,576	48,661
Upbound Group, Inc.	1,538	45,294
TrueBlue, Inc.*	2,600	38,142
Owens & Minor, Inc.*	2,307	37,281
SpartanNash Co.	1,523	33,506
B&G Foods, Inc.	2,945	29,126
Universal Corp.	597	28,185
ABM Industries, Inc.	688	27,527
GEO Group, Inc.*	3,175	25,971
Heidrick & Struggles International, Inc.	1,026	25,670

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Non-cyclical - 11.7% (continued)
CoreCivic, Inc.*	2,217	$24,941
Phibro Animal Health Corp. — Class A	1,544	19,717
United Natural Foods, Inc.*	1,260	17,817
Green Dot Corp. — Class A*	1,048	14,599
Orthofix Medical, Inc.*	827	10,635
Total Consumer, Non-cyclical		729,240
Communications - 7.2%
Telephone & Data Systems, Inc.	8,266	151,351
DISH Network Corp. — Class A*	13,249	77,639
Lumen Technologies, Inc.*	39,486	56,070
AMC Networks, Inc. — Class A*	4,057	47,791
Consolidated Communications Holdings, Inc.*	10,821	37,008
Thryv Holdings, Inc.*	1,361	25,546
EW Scripps Co. — Class A*	4,312	23,630
Viasat, Inc.*	929	17,149
Scholastic Corp.	413	15,752
Total Communications		451,936
Energy - 4.4%
Par Pacific Holdings, Inc.*	1,896	68,142
Oil States International, Inc.*	7,481	62,616
SunCoke Energy, Inc.	6,060	61,509
Helix Energy Solutions Group, Inc.*	4,162	46,489
Bristow Group, Inc.*	1,405	39,579
Total Energy		278,335
Technology - 3.4%
Xerox Holdings Corp.	3,944	61,881
Insight Enterprises, Inc.*	374	54,417
SMART Global Holdings, Inc.*	1,352	32,921
Ebix, Inc.	2,344	23,159
Cerence, Inc.*	1,115	22,712
Pitney Bowes, Inc.	5,925	17,894
Total Technology		212,984
Basic Materials - 2.9%
Koppers Holdings, Inc.	1,598	63,201
Century Aluminum Co.*	6,411	46,095
Mativ Holdings, Inc.	2,805	39,999
AdvanSix, Inc.	616	19,145
Minerals Technologies, Inc.	273	14,950
Total Basic Materials		183,390
Total Common Stocks
(Cost $4,920,282)		6,239,482

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$16,069	16,069
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	6,242	6,242
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	6,180	6,180
Total Repurchase Agreements
(Cost $28,491)		28,491

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	81,543	81,543
Total Securities Lending Collateral
(Cost $81,543)		81,543
Total Investments - 101.5%
(Cost $5,030,316)		$6,349,516
Other Assets & Liabilities, net - (1.5)%		(93,660)
Total Net Assets - 100.0%		$6,255,856

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,239,482	$—	$—	$6,239,482
Repurchase Agreements	—	28,491	—	28,491
Securities Lending Collateral	81,543	—	—	81,543
Total Assets	$6,321,025	$28,491	$—	$6,349,516

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 24.2%
Federal Home Loan Bank
5.28% due 10/04/23[1]	$250,000	$249,890
5.25% due 10/06/23[1]	200,000	199,854
Freddie Mac
5.20% due 10/02/23[1]	200,000	199,971
Fannie Mae
5.22% due 10/02/23[1]	150,000	149,979
Total Federal Agency Discount Notes
(Cost $799,694)		799,694

U.S. TREASURY BILLS†† - 16.9%
U.S. Treasury Bills
5.28% due 10/03/23[1]	500,000	499,927
4.66% due 10/05/23[1,2]	60,000	59,974
Total U.S. Treasury Bills
(Cost $559,818)		559,901

REPURCHASE AGREEMENTS††,3 - 55.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[4]	1,039,204	1,039,204
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[4]	403,681	403,681
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[4]	399,694	399,694
Total Repurchase Agreements
(Cost $1,842,579)		1,842,579
Total Investments - 96.8%
(Cost $3,202,091)		$3,202,174
Other Assets & Liabilities, net - 3.2%		105,246
Total Net Assets - 100.0%		$3,307,420

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	52	Dec 2023	$5,505,760	$68,959

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	12/22/23	9,962	$1,054,635	$9,612

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2023.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$799,694	$—	$799,694
U.S. Treasury Bills	—	559,901	—	559,901
Repurchase Agreements	—	1,842,579	—	1,842,579
Currency Futures Contracts**	68,959	—	—	68,959
Currency Index Swap Agreements**	—	9,612	—	9,612
Total Assets	$68,959	$3,211,786	$—	$3,280,745

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Software - 31.4%
Microsoft Corp.	4,026	$1,271,209
Adobe, Inc.*	763	389,054
Salesforce, Inc.*	1,740	352,837
Oracle Corp.	2,981	315,748
Intuit, Inc.	589	300,944
ServiceNow, Inc.*	497	277,803
Activision Blizzard, Inc.	2,440	228,457
Synopsys, Inc.*	487	223,518
Cadence Design Systems, Inc.*	907	212,510
Roper Technologies, Inc.	393	190,322
Atlassian Corp. — Class A*	943	190,024
Workday, Inc. — Class A*	851	182,837
Autodesk, Inc.*	833	172,356
NetEase, Inc. ADR	1,717	171,975
Snowflake, Inc. — Class A*	1,115	170,339
Palantir Technologies, Inc. — Class A*	9,770	156,320
Electronic Arts, Inc.	1,262	151,945
Splunk, Inc.*	975	142,594
Datadog, Inc. — Class A*	1,496	136,271
ANSYS, Inc.*	440	130,922
Take-Two Interactive Software, Inc.*	910	127,755
MongoDB, Inc.*	361	124,855
Cloudflare, Inc. — Class A*	1,871	117,948
Zoom Video Communications, Inc. — Class A*	1,616	113,023
Akamai Technologies, Inc.*	1,007	107,286
PTC, Inc.*	745	105,552
ROBLOX Corp. — Class A*	3,643	105,501
HubSpot, Inc.*	201	98,992
BILL Holdings, Inc.*	785	85,227
Twilio, Inc. — Class A*	1,350	79,016
Dropbox, Inc. — Class A*	2,900	78,967
Unity Software, Inc.*	2,257	70,847
DocuSign, Inc.*	1,659	69,678
ZoomInfo Technologies, Inc. — Class A*	3,821	62,664
Five9, Inc.*	864	55,555
C3.ai, Inc. — Class A*,1	1,778	45,375
Total Software		6,816,226
Semiconductors - 27.4%
NVIDIA Corp.	1,959	852,145
Broadcom, Inc.	587	487,551
Advanced Micro Devices, Inc.*	3,309	340,231
Texas Instruments, Inc.	2,004	318,656
QUALCOMM, Inc.	2,832	314,522
Intel Corp.	8,748	310,991
Applied Materials, Inc.	2,049	283,684
Analog Devices, Inc.	1,415	247,752
NXP Semiconductor N.V.	1,212	242,303
Lam Research Corp.	379	237,546
Micron Technology, Inc.	3,351	227,969
ASML Holding N.V. — Class G	357	210,152
KLA Corp.	451	206,856
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,338	203,172
Marvell Technology, Inc.	3,279	177,492
Microchip Technology, Inc.	2,221	173,349
STMicroelectronics N.V. — Class Y	3,943	170,180
ON Semiconductor Corp.*	1,769	164,429
Skyworks Solutions, Inc.	1,117	110,125
Teradyne, Inc.	1,083	108,798
Entegris, Inc.	1,063	99,826
Lattice Semiconductor Corp.*	1,049	90,141
Qorvo, Inc.*	876	83,632
Monolithic Power Systems, Inc.	162	74,844
MKS Instruments, Inc.	724	62,655
GLOBALFOUNDRIES, Inc.*,1	1,022	59,470
Wolfspeed, Inc.*	1,453	55,359
Silicon Laboratories, Inc.*	307	35,578
Total Semiconductors		5,949,408
Computers - 16.0%
Apple, Inc.	7,865	1,346,567
International Business Machines Corp.	2,099	294,490
Accenture plc — Class A	603	185,187
Check Point Software Technologies Ltd.*	1,291	172,065
Infosys Ltd. ADR	9,939	170,056
Crowdstrike Holdings, Inc. — Class A*	991	165,874
Fortinet, Inc.*	2,697	158,260
Cognizant Technology Solutions Corp. — Class A	2,246	152,144
Hewlett Packard Enterprise Co.	7,303	126,853
HP, Inc.	4,622	118,785
Western Digital Corp.*	2,331	106,364
NetApp, Inc.	1,379	104,639
Seagate Technology Holdings plc	1,535	101,233
Zscaler, Inc.*	614	95,532
Super Micro Computer, Inc.*	341	93,509
Pure Storage, Inc. — Class A*	2,320	82,638
Total Computers		3,474,196
Internet - 15.4%
Alphabet, Inc. — Class A*	8,140	1,065,200
Meta Platforms, Inc. — Class A*	2,471	741,819
Palo Alto Networks, Inc.*	937	219,670
Sea Ltd. ADR*	4,570	200,852
Baidu, Inc. ADR*	1,336	179,492
Shopify, Inc. — Class A*	2,999	163,655
CDW Corp.	668	134,776
VeriSign, Inc.*	551	111,594
Pinterest, Inc. — Class A*	4,094	110,661
Okta, Inc.*	1,137	92,677
Snap, Inc. — Class A*	9,301	82,872
Match Group, Inc.*	2,115	82,855
F5, Inc.*	512	82,504
Gen Digital, Inc.	4,455	78,764
Total Internet		3,347,391
Telecommunications - 3.9%
Cisco Systems, Inc.	6,874	369,546
Motorola Solutions, Inc.	648	176,411
Arista Networks, Inc.*	943	173,446
Corning, Inc.	4,193	127,761
Total Telecommunications		847,164

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Electronics - 3.1%
Amphenol Corp. — Class A	2,221	$186,542
TE Connectivity Ltd.	1,336	165,036
Keysight Technologies, Inc.*	984	130,193
Trimble, Inc.*	1,857	100,018
Flex Ltd.*	3,482	93,944
Total Electronics		675,733
Energy-Alternate Sources - 1.7%
SolarEdge Technologies, Inc.*	1,228	159,038
Enphase Energy, Inc.*	894	107,414
First Solar, Inc.*	643	103,903
Total Energy-Alternate Sources		370,355
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	348	82,312
Commercial Services - 0.3%
Paylocity Holding Corp.*	291	52,875
Total Common Stocks
(Cost $10,047,246)		21,615,660

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$86,052	86,052
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	33,427	33,427
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	33,097	33,097
Total Repurchase Agreements
(Cost $152,576)		152,576

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	80,285	80,285
Total Securities Lending Collateral
(Cost $80,285)		80,285
Total Investments - 100.7%
(Cost $10,280,107)		$21,848,521
Other Assets & Liabilities, net - (0.7)%		(149,953)
Total Net Assets - 100.0%		$21,698,568

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,615,660	$—	$—	$21,615,660
Repurchase Agreements	—	152,576	—	152,576
Securities Lending Collateral	80,285	—	—	80,285
Total Assets	$21,695,945	$152,576	$—	$21,848,521

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 69.9%
Cisco Systems, Inc.	3,763	$202,299
Verizon Communications, Inc.	4,856	157,383
AT&T, Inc.	9,950	149,449
T-Mobile US, Inc.	908	127,165
Motorola Solutions, Inc.	302	82,216
Arista Networks, Inc.*	438	80,561
Juniper Networks, Inc.	1,637	45,492
Ciena Corp.*	849	40,124
Iridium Communications, Inc.	752	34,208
Vodafone Group plc ADR	3,590	34,033
BCE, Inc.	836	31,910
Nice Ltd. ADR*	186	31,620
Frontier Communications Parent, Inc.*	2,010	31,457
TELUS Corp.	1,873	30,605
Telefonaktiebolaget LM Ericsson ADR[1]	6,236	30,307
America Movil SAB de CV ADR	1,688	29,236
Extreme Networks, Inc.*	1,100	26,631
Calix, Inc.*	550	25,212
Nokia Oyj ADR	6,715	25,114
InterDigital, Inc.	277	22,227
Viavi Solutions, Inc.*	2,296	20,985
Telephone & Data Systems, Inc.	1,122	20,544
Viasat, Inc.*	1,056	19,494
Gogo, Inc.*	1,133	13,517
Infinera Corp.*	2,983	12,469
Harmonic, Inc.*	1,269	12,220
ADTRAN Holdings, Inc.	1,424	11,720
CommScope Holding Company, Inc.*	2,642	8,877
Lumen Technologies, Inc.*	4,159	5,906
Clearfield, Inc.*	178	5,102
Total Telecommunications		1,368,083
Media - 21.2%
Comcast Corp. — Class A	4,399	195,052
Charter Communications, Inc. — Class A*	197	86,644
Liberty Broadband Corp. — Class C*	606	55,340
Liberty Global plc — Class C*	1,822	33,816
DISH Network Corp. — Class A*	4,200	24,612
Liberty Latin America Ltd. — Class C*	2,280	18,605
Total Media		414,069
Internet - 6.0%
F5, Inc.*	295	47,536
Roku, Inc.*	641	45,248
Cogent Communications Holdings, Inc.	384	23,770
Total Internet		116,554
Computers - 2.4%
Lumentum Holdings, Inc.*	562	25,391
NetScout Systems, Inc.*	777	21,772
Total Computers		47,163
Total Common Stocks
(Cost $1,357,706)		1,945,869

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$9,775	9,775
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	3,797	3,797
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	3,760	3,760
Total Repurchase Agreements
(Cost $17,332)		17,332

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	23,275	23,275
Total Securities Lending Collateral
(Cost $23,275)		23,275
Total Investments - 101.6%
(Cost $1,398,313)		$1,986,476
Other Assets & Liabilities, net - (1.6)%		(30,756)
Total Net Assets - 100.0%		$1,955,720

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,945,869	$—	$—	$1,945,869
Repurchase Agreements	—	17,332	—	17,332
Securities Lending Collateral	23,275	—	—	23,275
Total Assets	$1,969,144	$17,332	$—	$1,986,476

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 100.0%
Transportation - 40.8%
United Parcel Service, Inc. — Class B	1,914	$298,335
Union Pacific Corp.	1,411	287,322
CSX Corp.	6,877	211,468
FedEx Corp.	797	211,141
Norfolk Southern Corp.	898	176,843
Old Dominion Freight Line, Inc.	394	161,201
Expeditors International of Washington, Inc.	937	107,408
J.B. Hunt Transport Services, Inc.	551	103,875
Canadian National Railway Co.	852	92,297
ZTO Express Cayman, Inc. ADR	3,675	88,825
Canadian Pacific Kansas City Ltd.	1,192	88,697
CH Robinson Worldwide, Inc.	954	82,168
ZIM Integrated Shipping Services Ltd.[1]	7,500	78,375
XPO, Inc.*	1,023	76,377
Knight-Swift Transportation Holdings, Inc.	1,434	71,915
GXO Logistics, Inc.*	1,150	67,448
Saia, Inc.*	168	66,973
Landstar System, Inc.	366	64,760
Ryder System, Inc.	554	59,250
Hub Group, Inc. — Class A*	526	41,312
ArcBest Corp.	395	40,152
Werner Enterprises, Inc.	988	38,483
Forward Air Corp.	500	34,370
Total Transportation		2,548,995
Auto Manufacturers - 26.1%
Tesla, Inc.*	2,769	692,859
Ford Motor Co.	15,360	190,771
General Motors Co.	5,440	179,357
Rivian Automotive, Inc. — Class A*	4,689	113,849
Stellantis N.V.	4,893	93,603
Li Auto, Inc. ADR*	2,474	88,198
NIO, Inc. ADR*,1	9,743	88,077
Ferrari N.V.	295	87,184
Lucid Group, Inc.*,1	9,846	55,039
Fisker, Inc.*,1	6,168	39,599
Total Auto Manufacturers		1,628,536
Auto Parts & Equipment - 14.0%
Mobileye Global, Inc. — Class A*	2,519	104,664
Aptiv plc*	937	92,379
Autoliv, Inc.	902	87,025
BorgWarner, Inc.	2,040	82,355
Magna International, Inc.	1,516	81,273
Gentex Corp.	2,270	73,866
Lear Corp.	545	73,139
Goodyear Tire & Rubber Co.*	4,003	49,757
Adient plc*	1,316	48,297
Visteon Corp.*	340	46,944
QuantumScape Corp.*	6,033	40,361
Fox Factory Holding Corp.*	373	36,957
Luminar Technologies, Inc.*,1	6,701	30,489
Phinia, Inc.	1,090	29,201
Total Auto Parts & Equipment		876,707
Airlines - 9.4%
Delta Air Lines, Inc.	3,302	122,174
Southwest Airlines Co.	3,767	101,973
United Airlines Holdings, Inc.*	2,183	92,341
Ryanair Holdings plc ADR*	898	87,295
American Airlines Group, Inc.*	5,735	73,465
Alaska Air Group, Inc.*	1,492	55,323
JetBlue Airways Corp.*	6,620	30,452
Allegiant Travel Co. — Class A	293	22,520
Total Airlines		585,543
Internet - 6.1%
Uber Technologies, Inc.*	5,402	248,438
Grab Holdings Ltd. — Class A*	23,074	81,682
Lyft, Inc. — Class A*	4,648	48,990
Total Internet		379,110
Home Builders - 1.4%
Thor Industries, Inc.	595	56,602
Winnebago Industries, Inc.	571	33,946
Total Home Builders		90,548
Commercial Services - 1.3%
Avis Budget Group, Inc.*	274	49,235
Hertz Global Holdings, Inc.*	2,364	28,959
Total Commercial Services		78,194
Leisure Time - 0.9%
Harley-Davidson, Inc.	1,654	54,681
Total Common Stocks
(Cost $4,035,958)		6,242,314

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$9,467	9,467
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	3,677	3,677
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	3,641	3,641
Total Repurchase Agreements
(Cost $16,785)		16,785

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	221,439	221,439
Total Securities Lending Collateral
(Cost $221,439)		221,439
Total Investments - 103.8%
(Cost $4,274,182)		$6,480,538
Other Assets & Liabilities, net - (3.8)%		(236,311)
Total Net Assets - 100.0%		$6,244,227

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,242,314	$—	$—	$6,242,314
Repurchase Agreements	—	16,785	—	16,785
Securities Lending Collateral	221,439	—	—	221,439
Total Assets	$6,463,753	$16,785	$—	$6,480,538

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 99.3%
Electric - 86.1%
NextEra Energy, Inc.	7,709	$441,649
Southern Co.	5,589	361,720
Duke Energy Corp.	4,074	359,571
Sempra	4,164	283,277
American Electric Power Company, Inc.	3,608	271,394
Dominion Energy, Inc.	5,940	265,340
Constellation Energy Corp.	2,387	260,374
Exelon Corp.	6,870	259,617
Xcel Energy, Inc.	4,368	249,937
PG&E Corp.*	15,166	244,628
Consolidated Edison, Inc.	2,742	234,523
Public Service Enterprise Group, Inc.	4,019	228,721
WEC Energy Group, Inc.	2,704	217,807
Edison International	3,294	208,477
Entergy Corp.	2,096	193,880
Eversource Energy	3,325	193,349
Ameren Corp.	2,535	189,694
FirstEnergy Corp.	5,442	186,008
DTE Energy Co.	1,850	183,668
PPL Corp.	7,622	179,574
CenterPoint Energy, Inc.	6,605	177,344
CMS Energy Corp.	3,178	168,784
Vistra Corp.	4,610	152,960
Fortis, Inc.	4,009	152,302
Alliant Energy Corp.	3,119	151,116
Evergy, Inc.	2,872	145,610
AES Corp.	8,864	134,733
NRG Energy, Inc.	3,406	131,199
Pinnacle West Capital Corp.	1,710	125,993
Algonquin Power & Utilities Corp.	18,988	112,409
OGE Energy Corp.	3,365	112,155
PNM Resources, Inc.	1,942	86,633
Portland General Electric Co.	2,134	86,384
Black Hills Corp.	1,499	75,834
Northwestern Energy Group, Inc.	1,516	72,859
Avista Corp.	2,109	68,268
Avangrid, Inc.	2,015	60,793
Ormat Technologies, Inc.	837	58,523
Total Electric		7,087,107
Gas - 8.0%
Atmos Energy Corp.	1,592	168,640
NiSource, Inc.	5,460	134,753
National Fuel Gas Co.	1,858	96,449
UGI Corp.	4,150	95,450
ONE Gas, Inc.	1,202	82,072
Southwest Gas Holdings, Inc.	1,319	79,681
Total Gas		657,045
Water - 4.0%
American Water Works Company, Inc.	1,664	206,053
Essential Utilities, Inc.	3,635	124,790
Total Water		330,843
Energy-Alternate Sources - 1.2%
NextEra Energy Partners, LP	1,842	54,707
Sunnova Energy International, Inc.*,1	4,054	42,445
Total Energy-Alternate Sources		97,152
Total Common Stocks
(Cost $3,813,393)		8,172,147

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	$48,892	48,892
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	18,992	18,992
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	18,805	18,805
Total Repurchase Agreements
(Cost $86,689)		86,689

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[4]	32,680	32,680
Total Securities Lending Collateral
(Cost $32,680)		32,680
Total Investments - 100.8%
(Cost $3,932,762)		$8,291,516
Other Assets & Liabilities, net - (0.8)%		(63,787)
Total Net Assets - 100.0%		$8,227,729

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2023.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,172,147	$—	$—	$8,172,147
Repurchase Agreements	—	86,689	—	86,689
Securities Lending Collateral	32,680	—	—	32,680
Total Assets	$8,204,827	$86,689	$—	$8,291,516

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 32.1%
Freddie Mac
5.20% due 10/02/23[1]	$100,000	$99,985
Federal Home Loan Bank
5.25% due 10/06/23[1]	100,000	99,927
Fannie Mae
5.22% due 10/02/23[1]	50,000	49,993
Total Federal Agency Discount Notes
(Cost $249,905)		249,905

	Face Amount
U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
4.66% due 10/05/23[1,2]	$20,000	$19,992
Total U.S. Treasury Bills
(Cost $19,989)		19,992

REPURCHASE AGREEMENTS††,3 - 65.4%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[4]	286,729	286,729
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[4]	111,380	111,380
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[4]	110,281	110,281
Total Repurchase Agreements
(Cost $508,390)		508,390
Total Investments - 100.1%
(Cost $778,284)		778,287
Other Assets & Liabilities, net - (0.1)%		(610)
Total Net Assets - 100.0%		$777,677

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	11	Dec 2023	$1,164,680	$(18,682)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	12/22/23	3,644	$385,754	$(3,187)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2023.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$249,905	$—	$249,905
U.S. Treasury Bills	—	19,992	—	19,992
Repurchase Agreements	—	508,390	—	508,390
Total Assets	$—	$778,287	$—	$778,287

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$18,682	$—	$—	$18,682
Currency Index Swap Agreements**	—	3,187	—	3,187
Total Liabilities	$18,682	$3,187	$—	$21,869

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks maybe effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bill
5.30%			0.00%
Due 10/02/23	$34,052,436	$34,067,476	Due 11/14/23	$34,954,400	$34,733,558

Barclays Capital, Inc.			U.S. Treasury Note
5.29%			3.75%
Due 10/02/23	13,227,727	13,233,558	Due 04/15/26	13,631,300	13,492,311

BofA Securities, Inc.			U.S. Treasury Note
5.30%			0.75%
Due 10/02/23	13,097,091	13,102,875	Due 03/31/26	14,730,000	13,359,116

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

At September 30, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$37,983	$39,075
Basic Materials Fund	130,447	136,530
Biotechnology Fund	33,905	35,123
Consumer Products Fund	131,667	130,800	*
Electronics Fund	476,490	490,118
Energy Fund	491,251	505,081
Europe 1.25x Strategy Fund	95,235	97,421
Financial Services Fund	68,966	70,253
Health Care Fund	92,816	95,340
High Yield Strategy Fund	170,374	174,411
Internet Fund	67,919	69,450
Leisure Fund	84,938	86,661
Mid-Cap 1.5x Strategy Fund	7,337	7,568
Multi-Hedge Strategies Fund	96,147	100,055
NASDAQ-100® 2x Strategy Fund	331,335	349,009
NASDAQ-100® Fund	384,110	403,951
Precious Metals Fund	951,944	996,521
Real Estate Fund	66,200	67,610
Retailing Fund	30,182	30,943
Russell 2000® 1.5x Strategy Fund	271,115	279,032
Russell 2000® 2x Strategy Fund	246,561	253,261
S&P MidCap 400® Pure Value Fund	30,542	30,822
S&P SmallCap 600® Pure Value Fund	79,927	81,543
Technology Fund	78,592	80,285
Telecommunications Fund	22,623	23,275
Transportation Fund	215,831	221,439
Utilities Fund	31,829	32,680

*	Subsequent to September 30, 2023, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At September 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$1,865,858	$443,160	$(3,526)	$439,634
Basic Materials Fund	4,241,744	2,572,899	(188,447)	2,384,452
Biotechnology Fund	7,210,938	4,955,990	(558,586)	4,397,404
Commodities Strategy Fund	13,043,207	–	(657,154)	(657,154)
Consumer Products Fund	5,937,395	3,819,436	(104,108)	3,715,328
Dow 2x Strategy Fund	9,325,278	848,187	(370,543)	477,644
Electronics Fund	22,169,092	8,587,225	(688,764)	7,898,461
Energy Fund	19,842,397	8,936,660	(428,328)	8,508,332
Energy Services Fund	7,871,513	2,631,960	(6,046)	2,625,914
Europe 1.25x Strategy Fund	1,970,139	75,347	(49,843)	25,504
Financial Services Fund	6,853,689	2,585,687	(180,672)	2,405,015
Global Managed Futures Strategy Fund	15,378,293	431,314	(273,355)	157,959
Government Long Bond 1.2x Strategy Fund	7,751,485	1,208	(467,256)	(466,048)
Health Care Fund	6,550,725	7,098,885	(123,573)	6,975,312
High Yield Strategy Fund	4,034,073	3,575	(82,319)	(78,744)
Internet Fund	3,705,322	1,900,185	(91,983)	1,808,202
Inverse Dow 2x Strategy Fund	1,382,040	85,377	–	85,377
Inverse Government Long Bond Strategy Fund	3,001,955	170,943	(20,328)	150,615
Inverse Mid-Cap Strategy Fund	115,879	2,186	(478)	1,708
Inverse NASDAQ-100® Strategy Fund	1,413,965	34,645	(9,666)	24,979
Inverse Russell 2000® Strategy Fund	1,218,115	24,406	(966)	23,440
Inverse S&P 500® Strategy Fund	1,641,817	52,922	(12,365)	40,557
Japan 2x Strategy Fund	1,304,517	65	(133,876)	(133,811)
Leisure Fund	4,028,395	1,015,640	(67,761)	947,879
Long Short Equity Fund	21,675,310	3,017,858	(1,046,632)	1,971,226
Mid-Cap 1.5x Strategy Fund	3,498,259	446,537	(279,861)	166,676
Multi-Hedge Strategies Fund	36,185,178	4,151,683	(2,935,735)	1,215,948
NASDAQ-100® 2x Strategy Fund	114,311,652	–	(6,497,387)	(6,497,387)
NASDAQ-100® Fund	95,499,145	26,223,309	(1,344,002)	24,879,307
Nova Fund	29,934,544	2,121,626	(926,452)	1,195,174
Precious Metals Fund	15,641,465	992,826	(198,713)	794,113
Real Estate Fund	3,082,399	926,835	(121,715)	805,120
Retailing Fund	1,758,573	986,286	(84,764)	901,522
Russell 2000® 1.5x Strategy Fund	3,919,397	138,804	(695,351)	(556,547)
Russell 2000® 2x Strategy Fund	2,657,752	77	(155,762)	(155,685)
S&P 500® 2x Strategy Fund	21,002,799	631,122	(1,136,315)	(505,193)
S&P 500® Pure Growth Fund	22,486,732	2,217,925	(1,305,401)	912,524
S&P 500® Pure Value Fund	18,172,618	1,919,146	(997,283)	921,863
S&P MidCap 400® Pure Growth Fund	8,977,226	1,005,995	(148,050)	857,945
S&P MidCap 400® Pure Value Fund	9,772,057	1,266,236	(270,736)	995,500
S&P SmallCap 600® Pure Growth Fund	5,630,847	550,854	(332,130)	218,724
S&P SmallCap 600® Pure Value Fund	5,924,421	843,431	(418,336)	425,095
Strengthening Dollar 2x Strategy Fund	3,202,091	78,654	–	78,654
Technology Fund	12,061,628	10,024,847	(237,954)	9,786,893
Telecommunications Fund	2,035,420	23,335	(72,279)	(48,944)
Transportation Fund	4,875,799	1,668,205	(63,466)	1,604,739
Utilities Fund	4,966,558	3,521,799	(196,841)	3,324,958
Weakening Dollar 2x Strategy Fund	778,284	3	(21,869)	(21,866)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.